UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22321

MAINSTAY FUNDS TRUST

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: April 30

(MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay ESG Multi-Asset Allocation Fund, MainStay MacKay Intermediate Tax Free Bond Fund and MainStay MacKay Short Term Municipal Fund)

Date of reporting period: October 31, 2021

FORM N-CSR

The information presented in this Form N-CSR relates solely to the

MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative

ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund,

MainStay Growth ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay ESG

Multi-Asset Allocation Fund, MainStay MacKay Intermediate Tax Free Bond Fund and

MainStay MacKay Short Term Municipal Fund series of the Registrant.

Item 1. Reports to Stockholders.

MainStay CBRE Global Infrastructure Fund

Message from the President and Semiannual Report
Unaudited  |  October 31, 2021
Sign up for e-delivery of your shareholder reports. For full details on e-delivery, including who can participate and what you can receive via e-delivery, please log in to newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed's bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained more steady through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your MainStay Fund during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Since Inception	Gross Expense Ratio[3]
Class A Shares[4]	Maximum 5.5% Initial Sales Charge	With sales charges	10/16/2013	-2.21%	16.83%	8.39%	8.25%	1.35%
		Excluding sales charges		3.48	23.63	9.69	9.04	1.35
Investor Class Shares[5]	Maximum 5% Initial Sales Charge	With sales charges	2/24/2020	-1.79	17.35	N/A	0.98	1.76
		Excluding sales charges		3.38	23.53	N/A	4.41	1.76
Class C Shares[4]	Maximum 1% CDSC	With sales charges	2/28/2019	2.14	21.75	N/A	9.45	2.51
	if Redeemed Within One Year of Purchase	Excluding sales charges		3.14	22.75	N/A	9.45	2.51
Class I Shares[4]	No Sales Charge		6/28/2013	3.71	24.16	10.00	9.99	1.10
Class R6 Shares	No Sales Charge		2/24/2020	3.65	24.10	N/A	4.89	1.02

1.	Effective at the close of business on February 21, 2020, the Fund changed its fiscal and tax year end from October 31 to April 30.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	Performance figures for Class A shares, Class C shares and Class I shares reflect the historical performance of the then-existing Class A shares, Class C shares and Class I shares, respectively, of the Voya CBRE Global Infrastructure Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to February 21, 2020. The MainStay CBRE Global Infrastructure Fund commenced operations on February 24, 2020.
5.	Prior to June 30, 2020, the maximum initial sales charge was 5.5%, which is reflected in the average annual total return figures shown.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months	One Year	Five Years	Since Inception
FTSE Global Core Infrastructure 50/50 Index (Net)[1]	2.91%	21.01%	8.22%	7.92%
Morningstar Infrastructure Category Average[2]	4.54	26.90	8.77	7.97

1.	The FTSE Global Core Infrastructure 50/50 Index (Net) is the Fund’s primary broad-based securities market index for comparison purposes. The FTSE Global Core Infrastructure 50/50 Index (Net) gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
2.	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay CBRE Global Infrastructure Fund

Cost in Dollars of a $1,000 Investment in MainStay CBRE Global Infrastructure Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,034.80	$ 6.51	$1,018.80	$ 6.46	1.27%
Investor Class Shares	$1,000.00	$1,033.80	$ 7.43	$1,017.90	$ 7.38	1.45%
Class C Shares	$1,000.00	$1,031.40	$10.65	$1,014.72	$10.56	2.08%
Class I Shares	$1,000.00	$1,037.10	$ 4.98	$1,020.32	$ 4.94	0.97%
Class R6 Shares	$1,000.00	$1,036.50	$ 4.83	$1,020.47	$ 4.79	0.94%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Country Composition as of October 31, 2021 (Unaudited)
United States	50.2%
France	9.1
Australia	9.0
Canada	6.3
Italy	6.3
Spain	4.8
United Kingdom	3.5
Portugal	2.9
Japan	2.7%
Mexico	2.0
China	1.1
Germany	1.0
New Zealand	1.0
Other Assets, Less Liabilities	0.1
100.0%
See Portfolio of Investments beginning on page 11 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of October 31, 2021 (excluding short-term investment) (Unaudited)
1.	NextEra Energy, Inc.
2.	American Electric Power Co., Inc.
3.	Union Pacific Corp.
4.	American Tower Corp.
5.	Vinci SA
6.	Cellnex Telecom SA
7.	Cheniere Energy, Inc.
8.	National Grid plc
9.	Transurban Group
10.	Crown Castle International Corp.

8	MainStay CBRE Global Infrastructure Fund

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers T. Ritson Ferguson, CFA, Jeremy Anagnos, CFA, Joseph P. Smith, CFA, Daniel Foley, CFA, and Hinds Howard of CBRE Investment Management Listed Real Assets LLC.
How did MainStay CBRE Global Infrastructure Fund perform relative to its benchmark and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay CBRE Global Infrastructure Fund returned 3.71%, outperforming the 2.91% return of the Fund’s benchmark, the FTSE Global Core Infrastructure 50/50 Index (Net) (the “Index”). Over the same period, Class I shares underperformed the 4.54% return of the Morningstar Infrastructure Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund outperformed the Index during the reporting period, largely due to effective sector allocation decisions. Positive and negative stock selections canceled each other out, with little net effect on relative returns. Rebounding energy prices, especially rising global natural gas prices, had a mixed impact on relative performance. Rising liquid natural gas (“LNG”) prices were positive for the Fund’s midstream holdings, but concerns regarding the limited availability of natural gas in Europe led to political and regulatory action that negatively affected integrated utilities in Europe. Recovery in freight rail and toll road volumes continued, although the recovery was not linear, with transitory headwinds occurring due to vaccine penetration issues, the spread of the Delta variant of the COVID-19 virus and global supply chain bottlenecks. The Fund benefited from ongoing private infrastructure capital flows that were supportive of valuations across the investment universe, as well as acquisition bids that drove up the stock prices of individual securities.
During the reporting period, which sectors and subsectors were the strongest positive contributors to the Fund’s relative performance and which sectors and subsectors were particularly weak?
North American utilities made the strongest positive contributions to relative performance over the reporting period, while global utility positioning enhanced overall asset allocation. (Contributions take weightings and total returns into account.) Positioning across emerging markets relative to the Index also bolstered outperformance over the reporting period. On the negative side, stock selection in European utilities detracted, due to the underperformance of European integrated utilities versus regulated utilities, with rising power prices in Europe pressuring the region’s integrated utilities. Transportation stocks in Europe were also weak, with overweight exposure to the group responsible for a headwind to the Fund’s relative performance.
During the reporting period, which individual stocks made the strongest positive contributions to the Fund’s absolute performance and which stocks detracted the most?
Positions in midstream infrastructure company Cheniere Energy and integrated utility Exelon made the strongest positive contributions to absolute performance. Cheniere stock benefited from sharply rising global LNG prices that improved the outlook for the company’s assets. Exelon shares benefited from a positive regulatory outcome in Illinois which supported their non-carbon-emitting nuclear power plants. Holdings in the integrated utility Enel and West Japan Railway detracted the most from absolute performance. Enel stock suffered due to rising power prices and related political risk that threatened to impact integrated utilities in Europe, undermining returns for the entire industry.
What were some of the Fund's largest purchases and sales during the reporting period?
The Fund’s largest purchases during the reporting period included new positions in midstream infrastructure firm The Williams Companies and Australia’s Sydney Airport. The Williams purchase reflected our positive outlook for natural gas demand globally combined with attractive relative valuation for the company. The Fund initiated the position in Sydney Airport before privatization bids came through, based on our view that global transportation stocks were overly discounted relative to the long-term outlook for traffic growth in the region.
The Fund’s largest sales during the reporting period included its entire positions in rail network company Kansas City Southern and Spain-based electric utility Iberdrola. The Fund exited its position in Kansas City Southern following multiple rounds of bids from strategic buyers that left valuation less attractive and raised concerns over the outlook for the combined Canadian Pacific and KSU business relative to market expectations. In the case of Iberdrola, the Fund sold its position due to rising political risk related to increasing energy costs across Europe and regulatory action by the Spanish government that we believed was rash and likely to have a negative impact on renewables developers like Iberdrola.

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
9

How did the Fund’s subsector weightings change during the reporting period?
Relative to the Index, the Fund increased its midstream exposure on the sector’s improved outlook and the increased prices of holdings in the Fund. The Fund also increased its transportation sector exposure in Europe and Asia, reflecting an improving outlook for air and toll road traffic combined with attractive valuations. Conversely, the Fund reduced its allocations to freight rail transportation given less attractive valuations and challenged volume growth due to supply chain challenges. Other reductions included utility exposure in Europe—based on rising political risk stemming from higher energy costs—and U.K. water utility exposure—due to less attractive valuations after strong performance.
How was the Fund positioned at the end of the reporting period?
As of October 31, 2021, the Fund remained positioned to benefit from long-term growth in renewable development, which, in terms of Fund holdings, translated to a preference for integrated utilities over regulated utilities. The Fund was also positioned to benefit from exposure to long-term data growth through a tilt toward communications infrastructure exposure. Among transports, the Fund favored toll roads and rails over airport stocks. The Fund continued to maintain underweight exposure to emerging markets due to ongoing regulatory and policy challenges that we believe may lead to negative returns and excessive volatility.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
10	MainStay CBRE Global Infrastructure Fund

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.4%
Australia 9.0%
Atlas Arteria Ltd. (Transportation)	5,564,619	$ 25,953,105
Aurizon Holdings Ltd. (Transportation)	2,900,135	7,352,081
Sydney Airport (Transportation) (a)	2,090,803	12,881,286
Transurban Group (Transportation)	2,808,351	28,393,103
		74,579,575
Canada 6.3%
Canadian National Railway Co. (Transportation)	140,100	18,619,625
Pembina Pipeline Corp. (Midstream / Pipelines)	373,600	12,367,802
TC Energy Corp. (Midstream / Pipelines)	394,800	21,357,353
		52,344,780
China 1.1%
Guangdong Investment Ltd. (Utilities)	6,992,953	8,808,038
France 9.1%
Eiffage SA (Transportation)	163,061	16,768,828
Engie SA (Utilities)	1,924,110	27,349,638
Vinci SA (Transportation)	293,352	31,324,045
		75,442,511
Germany 1.0%
Fraport AG Frankfurt Airport Services Worldwide (Transportation) (a)	120,058	8,563,161
Italy 6.3%
Atlantia SpA (Transportation) (a)	370,822	7,160,936
Enel SpA (Utilities)	3,191,088	26,692,864
Infrastrutture Wireless Italiane SpA (Communications)	952,762	10,524,910
Terna - Rete Elettrica Nazionale (Utilities)	996,427	7,420,344
		51,799,054
Japan 2.7%
Central Japan Railway Co. (Transportation)	37,539	5,566,213
Chubu Electric Power Co., Inc. (Utilities)	470,434	4,866,345
West Japan Railway Co. (Transportation)	243,700	11,467,103
		21,899,661
Mexico 2.0%
Grupo Aeroportuario del Sureste SAB de CV (Transportation)	432,385	8,719,736
	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV (Transportation)	1,052,195	$ 7,737,630
		16,457,366
New Zealand 1.0%
Infratil Ltd. (Diversified)	1,383,781	8,210,593
Portugal 2.9%
EDP - Energias de Portugal SA (Utilities)	4,274,515	24,133,501
Spain 4.8%
Aena SME SA (Transportation) (a)	52,614	8,615,406
Cellnex Telecom SA (Communications)	504,520	31,015,912
		39,631,318
United Kingdom 3.5%
National Grid plc (Utilities)	2,280,527	29,193,976
United States 48.7%
AES Corp. (The) (Utilities)	988,745	24,847,162
Alliant Energy Corp. (Utilities)	138,500	7,834,945
Ameren Corp. (Utilities)	271,700	22,901,593
American Electric Power Co., Inc. (Utilities)	415,413	35,189,635
American Tower Corp. (Communications)	114,598	32,313,198
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	285,437	29,514,186
CMS Energy Corp. (Utilities)	320,610	19,348,814
Crown Castle International Corp. (Communications)	152,407	27,478,982
Dominion Energy, Inc. (Utilities)	263,100	19,977,183
Equinix, Inc. (Communications)	8,901	7,450,760
Exelon Corp. (Utilities)	495,907	26,377,293
FirstEnergy Corp. (Utilities)	470,400	18,124,512
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	5,055	33,616
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	27,942	185,814
NextEra Energy, Inc. (Utilities)	418,880	35,743,031
NiSource, Inc. (Utilities)	461,400	11,382,738
Public Service Enterprise Group, Inc. (Utilities)	339,200	21,640,960
Union Pacific Corp. (Transportation)	136,100	32,854,540
WEC Energy Group, Inc. (Utilities)	174,300	15,697,458

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
Williams Cos., Inc. (The) (Midstream / Pipelines)	496,900	$ 13,957,921
		402,854,341
Total Common Stocks (Cost $742,840,381)		813,917,875
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
United States 1.5%
MainStay U.S. Government Liquidity Fund, 0.01% (e)	12,587,393	12,587,393
Total Short-Term Investment (Cost $12,587,393)		12,587,393
Total Investments (Cost $755,427,774)	99.9%	826,505,268
Other Assets, Less Liabilities	0.1	849,247
Net Assets	100.0%	$ 827,354,515

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of October 31, 2021, the total market value was $219,430, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Illiquid security—As of October 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $219,430, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of October 31, 2021.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 813,698,445	$ —	$ 219,430	$ 813,917,875
Short-Term Investment
Affiliated Investment Company	12,587,393	—	—	12,587,393
Total Investments in Securities	$ 826,285,838	$ —	$ 219,430	$ 826,505,268

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay CBRE Global Infrastructure Fund

The table below sets forth the diversification of the Fund’s investments by sector.
Sector Diversification
	Value	Percent †
Utilities	$387,530,030	46.8%
Transportation	231,976,798	28.0
Communications	108,783,762	13.2
Midstream / Pipelines	77,416,692	9.4
Diversified	8,210,593	1.0
	813,917,875	98.4
Short-Term Investment	12,587,393	1.5
Other Assets, Less Liabilities	849,247	0.1
Net Assets	$827,354,515	100.0%

†	Percentages indicated are based on Portfolio net assets.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $742,840,381)	$ 813,917,875
Investment in affiliated investment companies, at value (identified cost $12,587,393)	12,587,393
Due from custodian	1,138,119
Receivables:
Fund shares sold	4,318,465
Dividends and interest	662,573
Investment securities sold	562,357
Securities lending	1,324
Other assets	91,643
Total assets	833,279,749
Liabilities
Payables:
Investment securities purchased	4,234,810
Fund shares redeemed	828,169
Manager (See Note 3)	556,833
Transfer agent (See Note 3)	145,178
Shareholder communication	65,040
Professional fees	63,823
NYLIFE Distributors (See Note 3)	31,309
Accrued expenses	72
Total liabilities	5,925,234
Net assets	$ 827,354,515
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 63,043
Additional paid-in-capital	966,382,438
966,445,481
Total distributable earnings (loss)	(139,090,966)
Net assets	$ 827,354,515
Class A
Net assets applicable to outstanding shares	$ 69,177,078
Shares of beneficial interest outstanding	5,275,128
Net asset value per share outstanding	$ 13.11
Maximum sales charge (5.50% of offering price)	0.76
Maximum offering price per share outstanding	$ 13.87
Investor Class
Net assets applicable to outstanding shares	$ 2,147,919
Shares of beneficial interest outstanding	163,929
Net asset value per share outstanding	$ 13.10
Maximum sales charge (5.00% of offering price)	0.69
Maximum offering price per share outstanding	$ 13.79
Class C
Net assets applicable to outstanding shares	$ 20,331,956
Shares of beneficial interest outstanding	1,558,540
Net asset value and offering price per share outstanding	$ 13.05
Class I
Net assets applicable to outstanding shares	$735,297,109
Shares of beneficial interest outstanding	56,015,318
Net asset value and offering price per share outstanding	$ 13.13
Class R6
Net assets applicable to outstanding shares	$ 400,453
Shares of beneficial interest outstanding	30,515
Net asset value and offering price per share outstanding	$ 13.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay CBRE Global Infrastructure Fund

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $625,677)	$10,970,026
Securities lending	27,269
Dividends-affiliated	639
Interest	483
Other	1,210
Total income	10,999,627
Expenses
Manager (See Note 3)	2,908,352
Transfer agent (See Note 3)	332,393
Distribution/Service—Class A (See Note 3)	74,942
Distribution/Service—Investor Class (See Note 3)	2,732
Distribution/Service—Class C (See Note 3)	83,864
Registration	111,344
Professional fees	75,542
Shareholder communication	63,318
Custodian	28,449
Trustees	2,102
Insurance	1,204
Miscellaneous	1,439
Total expenses before waiver/reimbursement	3,685,681
Expense waiver/reimbursement from Manager (See Note 3)	(179,511)
Net expenses	3,506,170
Net investment income (loss)	7,493,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	9,170,471
Foreign currency transactions	(93,381)
Net realized gain (loss)	9,077,090
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,263,941
Translation of other assets and liabilities in foreign currencies	(16,716)
Net change in unrealized appreciation (depreciation)	7,247,225
Net realized and unrealized gain (loss)	16,324,315
Net increase (decrease) in net assets resulting from operations	$23,817,772
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the year ended April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 7,493,457	$ 5,163,794
Net realized gain (loss)	9,077,090	5,351,869
Net change in unrealized appreciation (depreciation)	7,247,225	64,720,557
Net increase (decrease) in net assets resulting from operations	23,817,772	75,236,220
Distributions to shareholders:
Class A	(661,470)	(416,571)
Investor Class	(20,979)	(24,647)
Class C	(133,640)	(63,792)
Class I	(7,624,960)	(4,126,661)
Class R6	(4,732)	(2,375)
Total distributions to shareholders	(8,445,781)	(4,634,046)
Capital share transactions:
Net proceeds from sales of shares	335,046,435	295,291,961
Net asset value of shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	—	13,886,106
Net asset value of shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	—	13,689,513
Net asset value of shares issued to shareholder in reinvestment of distributions	8,086,059	4,465,820
Cost of shares redeemed	(56,122,517)	(93,610,084)
Increase (decrease) in net assets derived from capital share transactions	287,009,977	233,723,316
Net increase (decrease) in net assets	302,381,968	304,325,490
Net Assets
Beginning of period	524,972,547	220,647,057
End of period	$827,354,515	$524,972,547
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,	November 1, 2019 through April 30,	Year Ended October 31,
Class A	2021 *	2021	2020 #	2019	2018	2017	2016
Net asset value at beginning of period	$ 12.81	$ 10.39	$ 11.99	$ 10.04	$ 11.40	$ 10.78	$ 10.68
Net investment income (loss)	0.13(a)	0.16(a)	0.07(a)	0.16	0.19	0.17(a)	0.15(a)
Net realized and unrealized gain (loss)	0.31	2.42	(1.30)	2.12	(0.51)	1.30	0.66
Total from investment operations	0.44	2.58	(1.23)	2.28	(0.32)	1.47	0.81
Less distributions:
From net investment income	(0.14)	(0.16)	(0.06)	(0.17)	(0.25)	(0.12)	(0.20)
From net realized gain on investments	—	—	(0.29)	(0.16)	(0.79)	(0.73)	(0.51)
Return of capital	—	—	(0.02)	—	—	—	—
Total distributions	(0.14)	(0.16)	(0.37)	(0.33)	(1.04)	(0.85)	(0.71)
Net asset value at end of period	$ 13.11	$ 12.81	$ 10.39	$ 11.99	$ 10.04	$ 11.40	$ 10.78
Total investment return (b)	3.48%	25.04%	(10.57)%	23.24%	(3.16)%	14.96%	8.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.99%††	1.35%	1.32%††	1.51%	1.89%	1.59%	1.44%
Net expenses	1.27%††(c)	1.29%(c)	1.32%†† (c)(d)	1.35%	1.35%	1.53%	1.60%
Expenses (before waiver/reimbursement)	1.27%††(c)	1.35%(c)	1.54%†† (c)(d)	1.56%	1.83%	2.36%	2.15%
Portfolio turnover rate	15%	51%	49%	53%	61%	85%	88%
Net assets at end of period (in 000's)	$ 69,177	$ 45,642	$ 11,237	$ 11,700	$ 1,787	$ 1,146	$ 526

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,	February 24, 2020^ through April 30,
Investor Class	2021 *	2021	2020
Net asset value at beginning of period	$ 12.80	$ 10.38	$ 12.50
Net investment income (loss) (a)	0.12	0.13	(0.00)‡
Net realized and unrealized gain (loss)	0.31	2.43	(2.08)
Total from investment operations	0.43	2.56	(2.08)
Less distributions:
From net investment income	(0.13)	(0.14)	(0.03)
Return of capital	—	—	(0.01)
Total distributions	(0.13)	(0.14)	(0.04)
Net asset value at end of period	$ 13.10	$ 12.80	$ 10.38
Total investment return (b)	3.38%	24.87%	(16.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.91%††	1.11%	(0.12)%††
Net expenses (c)	1.45%††	1.45%	1.45%††
Expenses (before waiver/reimbursement) (c)	1.52%††	1.76%	1.67%††
Portfolio turnover rate	15%	51%	49%
Net assets at end of period (in 000's)	$ 2,148	$ 2,159	$ 106

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,	November 1, 2019 through April 30, 2020#	February 28, 2019^ through October 31,
Class C	2021 *	2021		2019
Net asset value at beginning of period	$ 12.75	$ 10.37	$ 11.96	$ 10.82
Net investment income (loss) (a)	0.07	0.06	0.03	0.04
Net realized and unrealized gain (loss)	0.33	2.42	(1.29)	1.22
Total from investment operations	0.40	2.48	(1.26)	1.26
Less distributions:
From net investment income	(0.10)	(0.10)	(0.03)	(0.12)
From net realized gain on investments	—	—	(0.29)	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.10)	(0.10)	(0.33)	(0.12)
Net asset value at end of period	$ 13.05	$ 12.75	$ 10.37	$ 11.96
Total investment return (b)	3.14%	24.04%	(10.89)%	11.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.07%††	0.52%	0.58%††	0.46%††
Net expenses	2.08%††(c)	2.08%(c)	2.09%†† (c)(d)	2.10%††
Expenses (before waiver/reimbursement)	2.25%††(c)	2.51%(c)	2.36%†† (c)(d)	2.31%††
Portfolio turnover rate	15%	51%	49%	53%
Net assets at end of period (in 000’s)	$ 20,332	$ 11,522	$ 992	$ 1,048

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,	November 1, 2019 through April 30, 2020#	Year Ended October 31,
Class I	2021 *	2021		2019	2018	2017	2016
Net asset value at beginning of period	$ 12.82	$ 10.39	$ 11.99	$ 10.04	$ 11.40	$ 10.78	$ 10.67
Net investment income (loss)	0.15(a)	0.21(a)	0.09(a)	0.20	0.23	0.20	0.21(a)
Net realized and unrealized gain (loss)	0.32	2.41	(1.30)	2.11	(0.52)	1.30	0.64
Total from investment operations	0.47	2.62	(1.21)	2.31	(0.29)	1.50	0.85
Less distributions:
From net investment income	(0.16)	(0.19)	(0.08)	(0.20)	(0.28)	(0.15)	(0.23)
From net realized gain on investments	—	—	(0.29)	(0.16)	(0.79)	(0.73)	(0.51)
Return of capital	—	—	(0.02)	—	—	—	—
Total distributions	(0.16)	(0.19)	(0.39)	(0.36)	(1.07)	(0.88)	(0.74)
Net asset value at end of period	$ 13.13	$ 12.82	$ 10.39	$ 11.99	$ 10.04	$ 11.40	$ 10.78
Total investment return (b)	3.71%	25.46%	(10.46)%	23.52%	(2.88)%	15.25%	8.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.24%††	1.78%	1.59%††	1.83%	2.14%	1.83%	2.05%
Net expenses	0.97%††(c)	0.97%(c)	1.05%†† (c)(d)	1.10%	1.10%	1.21%	1.25%
Expenses (before waiver/reimbursement)	1.02%††(c)	1.10%(c)	1.18%†† (c)(d)	1.14%	1.41%	1.61%	1.60%
Portfolio turnover rate	15%	51%	49%	53%	61%	85%	88%
Net assets at end of period (in 000's)	$ 735,297	$ 465,299	$ 208,291	$ 225,176	$ 71,919	$ 36,755	$ 22,569

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,	February 24, 2020^ through April 30,
Class R6	2021 *	2021	2020
Net asset value at beginning of period	$ 12.82	$ 10.39	$ 12.51
Net investment income (loss) (a)	0.15	0.17	0.02
Net realized and unrealized gain (loss)	0.31	2.45	(2.11)
Total from investment operations	0.46	2.62	(2.09)
Less distributions:
From net investment income	(0.16)	(0.19)	(0.02)
Return of capital	—	—	(0.01)
Total distributions	(0.16)	(0.19)	(0.03)
Net asset value at end of period	$ 13.12	$ 12.82	$ 10.39
Total investment return (b)	3.65%	25.50%	(16.65)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.33%††	1.47%	0.85%††
Net expenses (c)	0.94%††	0.95%	0.95%††
Expenses (before waiver/reimbursement) (c)	0.94%††	1.02%	1.13%††
Portfolio turnover rate	15%	51%	49%
Net assets at end of period (in 000's)	$ 400	$ 350	$ 21

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-three funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay CBRE Global Infrastructure Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Voya CBRE Global Infrastructure Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Voya Investments, LLC (“Voya”), an Arizona limited liability company served as investment adviser and CBRE Investment Management Listed Real Assets LLC (“CBRE” or the “Subadvisor”) served as subadvisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on February 21, 2020. Upon completion of the reorganization, the Class A, Class C and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for prior to February 21, 2020, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 16, 2013
Investor Class	February 24, 2020
Class C	February 28, 2019
Class I	June 28, 2013
Class R6	February 24, 2020
SIMPLE Class	N/A*

*	SIMPLE Class shares were registered for sale effective as of August 31, 2020 but have not yet commenced operations.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. SIMPLE Class shares are currently expected to be offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
The Board of Trustees of the Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

22	MainStay CBRE Global Infrastructure Fund

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2021, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of October 31, 2021, are shown in the Portfolio of Investments.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may
23

Notes to Financial Statements (Unaudited) (continued)
include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Fund as of October 31, 2021 were fair valued in such a manner.
Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of the Fund's investments was determined as of October 31, 2021, and can change at any time. Illiquid investments as of October 31, 2021, are shown in the Portfolio of Investments.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current

24	MainStay CBRE Global Infrastructure Fund

interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
The Fund may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending.  In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized
25

Notes to Financial Statements (Unaudited) (continued)
gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of October 31, 2021, the Fund did not have any portfolio securities on loan.
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement
("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.85% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2021, New York Life Investments earned fees from the Fund in the amount of $2,908,352 and waived fees and/or reimbursed certain class specific expenses in the amount of $179,511 and paid the Subadvisor in the amount of $1,364,421.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C

26	MainStay CBRE Global Infrastructure Fund

shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended October 31, 2021, were $34,848 and $225, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended October 31, 2021, of $2,133.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. ("DST"), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2021, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$ 27,331	$—
Investor Class	3,646	—
Class C	26,264	—
Class I	275,144	—
Class R6	8	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Investments in Affiliates (in 000’s).  During the six-month period ended October 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,398	$ 133,328	$ (129,139)	$ —	$ —	$ 12,587	$ 1	$ —	12,587
(G) Capital.  As of October 31, 2021, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$27,108	6.8%

Note 4-Federal Income Tax
As of October 31, 2021, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$758,404,051	$74,984,813	$(6,883,596)	$68,101,217
As of April 30, 2021, for federal income tax purposes, capital loss carryforwards of $215,854,592 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$124,281	$91,574

27

Notes to Financial Statements (Unaudited) (continued)
During the year ended April 30, 2021, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2021
Distributions paid from:
Ordinary Income	$4,634,046

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 27, 2021, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate (“LIBOR”), whichever is higher. The Credit Agreement expires on July 26, 2022, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 27, 2021, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2021, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2021, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2021, purchases and sales of securities, other than short-term securities, were $382,249 and $97,435, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2021 and the year ended April 30, 2021, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,207,495	$ 28,608,694
Shares issued to shareholders in reinvestment of distributions	51,612	649,617
Shares redeemed	(556,003)	(7,247,501)
Net increase (decrease) in shares outstanding before conversion	1,703,104	22,010,810
Shares converted into Class A (See Note 1)	11,285	146,363
Shares converted from Class A (See Note 1)	(2,041)	(26,457)
Net increase (decrease)	1,712,348	$ 22,130,716
Year ended April 30, 2021:
Shares sold	1,872,393	$ 21,788,474
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	601,016	6,193,827
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	528,902	5,450,653
Shares issued to shareholders in reinvestment of distributions	36,412	410,877
Shares redeemed	(589,938)	(6,735,881)
Net increase (decrease) in shares outstanding before conversion	2,448,785	27,107,950
Shares converted into Class A (See Note 1)	32,197	366,724
Net increase (decrease)	2,480,982	$ 27,474,674

28	MainStay CBRE Global Infrastructure Fund

Investor Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	11,771	$ 153,090
Shares issued to shareholders in reinvestment of distributions	1,621	20,404
Shares redeemed	(11,478)	(148,332)
Net increase (decrease) in shares outstanding before conversion	1,914	25,162
Shares converted into Investor Class (See Note 1)	885	11,688
Shares converted from Investor Class (See Note 1)	(7,581)	(98,313)
Net increase (decrease)	(4,782)	$ (61,463)
Year ended April 30, 2021:
Shares sold	22,331	$ 261,551
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	91,365	940,483
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	92,315	950,261
Shares issued to shareholders in reinvestment of distributions	2,156	24,023
Shares redeemed	(34,598)	(397,716)
Net increase (decrease) in shares outstanding before conversion	173,569	1,778,602
Shares converted into Investor Class (See Note 1)	2,904	34,998
Shares converted from Investor Class (See Note 1)	(17,954)	(204,846)
Net increase (decrease)	158,519	$ 1,608,754

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	754,623	$ 9,788,206
Shares issued to shareholders in reinvestment of distributions	10,608	132,773
Shares redeemed	(105,625)	(1,361,362)
Net increase (decrease) in shares outstanding before conversion	659,606	8,559,617
Shares converted from Class C (See Note 1)	(4,624)	(59,738)
Net increase (decrease)	654,982	$ 8,499,879
Year ended April 30, 2021:
Shares sold	525,639	$ 6,194,222
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	307,263	3,159,121
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	269,210	2,767,878
Shares issued to shareholders in reinvestment of distributions	5,659	61,815
Shares redeemed	(282,657)	(3,227,807)
Net increase (decrease) in shares outstanding before conversion	825,114	8,955,229
Shares converted from Class C (See Note 1)	(17,245)	(196,876)
Net increase (decrease)	807,869	$ 8,758,353

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	22,795,209	$296,414,924
Shares issued to shareholders in reinvestment of distributions	578,033	7,278,533
Shares redeemed	(3,648,177)	(47,318,832)
Net increase (decrease) in shares outstanding before conversion	19,725,065	256,374,625
Shares converted into Class I (See Note 1)	2,038	26,457
Net increase (decrease)	19,727,103	$256,401,082
Year ended April 30, 2021:
Shares sold	22,477,048	$266,718,394
Shares issued in connection with the acquisition of MainStay Cushing Energy Income Fund	348,425	3,592,675
Shares issued in connection with the acquisition of MainStay Cushing Renaissance Advantage Fund	438,428	4,520,721
Shares issued to shareholders in reinvestment of distributions	349,236	3,966,730
Shares redeemed	(7,370,273)	(83,206,710)
Net increase (decrease)	16,242,864	$195,591,810

29

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	6,357	$ 81,521
Shares issued to shareholders in reinvestment of distributions	376	4,732
Shares redeemed	(3,544)	(46,490)
Net increase (decrease)	3,189	$ 39,763
Year ended April 30, 2021:
Shares sold	28,666	$ 329,320
Shares issued to shareholders in reinvestment of distributions	202	2,375
Shares redeemed	(3,548)	(41,970)
Net increase (decrease)	25,320	$ 289,725
Note 10–Other Matters
An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 and related new variants is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2021, events and transactions subsequent to October 31, 2021, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
30	MainStay CBRE Global Infrastructure Fund

Proxy Voting Record
The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
31

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay MacKay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay MacKay International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund3
MainStay MacKay Tax Free Bond Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Defensive ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay ESG Multi-Asset Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam Belgium S.A.4
Brussels, Belgium
Candriam Luxembourg S.C.A.4
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
MacKay Shields LLC4
New York, New York
NYL Investors LLC4
New York, New York
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC4
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
3.	Prior to November 30, 2021, the Fund's name was formerly MainStay MacKay Intermediate Tax Free Bond Fund.
4.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2021 NYLIFE Distributors LLC. All rights reserved.
1878524MS180-21	MSCBGI10-12/21
(NYLIM) NL479

MainStay CBRE Real Estate Fund

Message from the President and Semiannual Report
Unaudited  |  October 31, 2021
Sign up for e-delivery of your shareholder reports. For full details on e-delivery, including who can participate and what you can receive via e-delivery, please log in to newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed's bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained more steady through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your MainStay Fund during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[3]
Class A Shares[4]	Maximum 5.5% Initial Sales Charge	With sales charges	12/20/2002	9.53%	52.80%	9.01%	9.49%	1.45%
		Excluding sales charges		15.91	61.70	10.31	10.14	1.45
Investor Class Shares[5]	Maximum 5% Initial Sales Charge	With sales charges	2/24/2020	10.10	53.55	N/A	9.07	1.34
		Excluding sales charges		15.89	61.63	N/A	12.77	1.34
Class C Shares[4]	Maximum 1% CDSC	With sales charges	1/17/2003	14.47	59.47	9.47	9.27	2.09
	If Redeemed Within One Year of Purchase	Excluding sales charges		15.47	60.47	9.47	9.27	2.09
Class I Shares[4]	No Sales Charge		12/31/1996	16.12	62.31	10.69	10.47	1.20
Class R3 Shares[4]	No Sales Charge		8/5/2011	15.75	61.29	10.03	9.88	1.80
Class R6 Shares[4]	No Sales Charge		7/3/2014	16.17	62.51	10.78	9.54	0.84

1.	Effective at the close of business on February 21, 2020, the Fund changed its fiscal and tax year end from October 31 to April 30.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	Performance figures for Class A shares, Class C shares, Class I shares, Class R3 shares and Class R6 shares, reflect the historical performance of the then-existing Class A shares, Class C shares, Class I shares, Class R and Class R6 shares of the Voya Real Estate Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to February 21, 2020. The MainStay CBRE Real Estate Fund commenced operations on February 24, 2020.
5.	Prior to June 30, 2020, the maximum initial sales charge was 5.5%, which is reflected in the average annual total return figures shown.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months	One Year	Five Years	Ten Years
FTSE NAREIT All Equity REITs Index[1]	11.20%	45.73%	11.06%	11.40%
CBRE Real Estate Tiered Index[2]	11.20	49.09	9.34	10.36
MSCI U.S. REIT® Index[3]	12.77	51.70	9.72	10.55
Morningstar Real Estate Category Average[4]	11.29	47.91	9.80	10.11

1.	The Fund has selected the FTSE NAREIT All Equity REITs Index as its primary benchmark as a replacement for the MSCI U.S. REIT® Index because it believes that the FTSE NAREIT All Equity REITs Index is more reflective of its current investment style. The FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
2.	The Fund has selected a tiered benchmark as its secondary benchmark. The returns for the tiered benchmark represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.
3.	The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay CBRE Real Estate Fund

Cost in Dollars of a $1,000 Investment in MainStay CBRE Real Estate Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,159.10	$ 6.42	$1,019.26	$6.01	1.18%
Investor Class Shares	$1,000.00	$1,158.90	$ 6.86	$1,018.85	$6.41	1.26%
Class C Shares	$1,000.00	$1,154.70	$10.48	$1,015.48	$9.80	1.93%
Class I Shares	$1,000.00	$1,161.20	$ 4.52	$1,021.02	$4.23	0.83%
Class R3 Shares	$1,000.00	$1,157.50	$ 7.78	$1,018.00	$7.27	1.43%
Class R6 Shares	$1,000.00	$1,161.70	$ 4.03	$1,021.47	$3.77	0.74%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Sector Composition as of October 31, 2021 (Unaudited)
Residential	18.8%
Technology Towers	18.2
Industrial Properties	14.1
Self Storage Property	10.9
Net Lease Properties	7.1
Healthcare Facilities	6.5
Enclosed Mall	6.3
Technology Datacenters	4.8
Hotels	4.2%
Timber	3.2
Community Shopping Centers	3.1
Office Buildings	2.3
Short–Term Investment	0.4
Other Assets, Less Liabilities	0.1
100.0%
See Portfolio of Investments beginning on page 10 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of October 31, 2021 (excluding short-term investment) (Unaudited)
1.	American Tower Corp.
2.	Prologis, Inc.
3.	Crown Castle International Corp.
4.	Simon Property Group, Inc.
5.	Extra Space Storage, Inc.
6.	CubeSmart
7.	Invitation Homes, Inc.
8.	Duke Realty Corp.
9.	Sun Communities, Inc.
10.	Equinix, Inc.

8	MainStay CBRE Real Estate Fund

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers T. Ritson Ferguson, CFA, Joseph P. Smith, CFA, Jonathan Miniman, CFA, and Kenneth S. Weinberg, CFA, of CBRE Investment Management Listed Real Assets LLC.
How did MainStay CBRE Real Estate Fund perform relative to its benchmarks and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay CBRE Real Estate Fund returned 16.12%, outperforming the 11.20% return of the Fund’s primary benchmark, the FTSE Nareit All Equity REITs Index; the 11.20% return of the CBRE Real Estate Tiered Index, which is the Fund’s secondary benchmark; and outperforming the 12.77% return of MSCI U.S. REIT® Index, which is an additional benchmark of the Fund. Over the same period, Class I shares outperformed the 11.29% return of the Morningstar Real Estate Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
During the reporting period, the Fund benefited from both positive stock selection and positive property sector allocation, with stock selection accounting for the greater part of the Fund’s outperformance relative to the FTSE Nareit All Equity REITs Index.
During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?
The strongest positive contributions to the Fund’s relative performance from a sector allocation perspective came from overweight exposure to the outperforming industrial and self-storage sectors, and underweight exposure to the underperforming office sector. (Contributions take weightings and total returns into account.) Overweight exposure to the underperforming hotel sector was a materially negative sector contributor to Fund relative performance for the reporting period.
During the reporting period, which individual stocks made the strongest positive contributions to the Fund’s absolute performance and which stocks detracted the most?
The strongest positive contributors to the Fund’s absolute performance during the reporting period included holdings in diversified commercial property REIT Vereit, self-storage REIT LifeStorage, and logistics REIT Prologis. Vereit benefited from being a target in a merger and acquisition transaction. Separately, the Fund received shareholder compensation in a class action lawsuit against Vereit’s former management team for fraud. In the case of both LifeStorage and Prologis, the industrial and storage property sectors enjoyed significant pricing power during the reporting period, with Prologis and LifeStorage well-positioned to take advantage of the situation.
Conversely, Park Hotels & Resorts was the Fund’s worst-performing holding for the reporting period. Park owns mostly upscale hotels catering to the business traveler. With the rise of the Delta variant of the COVID-19 virus in the spring and summer of 2021, the market became increasingly skeptical of prospects for a near-term recovery in business travel, driving Park’s stock sharply lower along with shares of many other hotel REITs.
What were some of the Fund’s largest purchases and sales during the reporting period?
The Fund’s largest purchases during the reporting period included shares in Sun Communities and Essex Property Trust. Both are residential REITs, with Sun Communities focused on manufactured housing with significant exposure in the southeastern and southwestern United States, and Essex Property Trust focused on apartments located in both northern and southern California. The purchases reflected our belief that residential stocks were well positioned to generate material earnings improvements. The Fund’s largest sales during the same period included holdings in shopping center owner and operator Brixmor Property Group and office REIT Highwoods Properties. The Fund exited its position in Brixmor on strength after its stock gained ground as customers and tenants again embraced physical retail real estate. The Fund sold its position in Highwoods due to our skepticism regarding the operational recovery in office assets. We reallocated the assets to other sectors and stocks that we believed were positioned to recover more quickly.
How did the Fund’s sector weightings change during the reporting period?
During the reporting period, the Fund increased its exposure most substantially to the residential and timber sectors, areas where we see potential for earnings acceleration in 2022. During the same period, the Fund materially reduced its exposure to the shopping center sector to take profits from a sector that had materially outperformed. The Fund also trimmed exposure to the office sector, reflecting our concern that an earnings recovery may not take hold in the coming year.
How was the Fund positioned at the end of the reporting period?
As of October 31, 2021, the Fund held overweight positions relative to the FTSE Nareit All Equity REITs Index in the industrial, residential, hotels and self-storage sectors. As of the same date, the Fund held relatively underweight positions in the data center, health care, net lease and office sectors.

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
9

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.5%
Community Shopping Centers 3.1%
Alexander & Baldwin, Inc.	117,619	$ 2,885,194
Regency Centers Corp.	139,325	9,809,873
SITE Centers Corp.	116,700	1,854,363
		14,549,430
Enclosed Mall 6.3%
Simon Property Group, Inc.	202,393	29,666,766
Healthcare Facilities 6.5%
Alexandria Real Estate Equities, Inc.	13,842	2,825,706
Healthcare Realty Trust, Inc.	117,000	3,868,020
Healthcare Trust of America, Inc., Class A	288,624	9,637,155
Ventas, Inc.	220,197	11,751,914
Welltower, Inc.	32,002	2,572,961
		30,655,756
Hotels 4.2%
Apple Hospitality REIT, Inc.	158,200	2,485,322
Park Hotels & Resorts, Inc. (a)	311,700	5,775,801
Sunstone Hotel Investors, Inc. (a)	521,700	6,437,778
Xenia Hotels & Resorts, Inc. (a)	279,900	4,982,220
		19,681,121
Industrial Properties 14.1%
Duke Realty Corp.	351,864	19,788,831
Prologis, Inc.	266,030	38,563,709
Rexford Industrial Realty, Inc.	118,900	7,990,080
		66,342,620
Net Lease Properties 7.1%
Four Corners Property Trust, Inc.	105,800	3,068,200
National Retail Properties, Inc.	142,800	6,477,408
Spirit Realty Capital, Inc.	84,278	4,123,723
STAG Industrial, Inc.	143,750	6,257,437
VEREIT, Inc.	264,810	13,319,943
		33,246,711
Office Buildings 2.3%
Hudson Pacific Properties, Inc.	169,691	4,369,543
Paramount Group, Inc.	286,100	2,426,128
Piedmont Office Realty Trust, Inc., Class A	219,075	3,890,772
		10,686,443
Residential 18.8%
American Campus Communities, Inc.	67,863	3,645,600
Apartment Income REIT Corp.	119,368	6,399,318
Camden Property Trust	88,635	14,456,369
	Shares	Value

Residential (continued)
Essex Property Trust, Inc.	40,197	$ 13,664,166
Invitation Homes, Inc.	516,950	21,324,188
NexPoint Residential Trust, Inc.	45,432	3,217,494
Sun Communities, Inc.	86,166	16,886,813
UDR, Inc.	161,400	8,962,542
		88,556,490
Self Storage Property 10.9%
CubeSmart	406,284	22,349,683
Extra Space Storage, Inc.	127,519	25,168,425
Life Storage, Inc.	29,945	4,006,941
		51,525,049
Technology Datacenters 4.8%
CyrusOne, Inc.	90,019	7,383,358
Equinix, Inc.	18,397	15,399,577
		22,782,935
Technology Towers 18.2%
American Tower Corp.	197,362	55,650,163
Crown Castle International Corp.	166,609	30,039,603
		85,689,766
Timber 3.2%
Weyerhaeuser Co.	429,100	15,327,452
Total Common Stocks (Cost $317,265,163)		468,710,539
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	1,726,819	1,726,819
Total Short-Term Investment (Cost $1,726,819)		1,726,819
Total Investments (Cost $318,991,982)	99.9%	470,437,358
Other Assets, Less Liabilities	0.1	449,859
Net Assets	100.0%	$ 470,887,217

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of October 31, 2021.

Abbreviation(s):
REIT—Real Estate Investment Trust

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay CBRE Real Estate Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 468,710,539	$ —	$ —	$ 468,710,539
Short-Term Investment
Affiliated Investment Company	1,726,819	—	—	1,726,819
Total Investments in Securities	$ 470,437,358	$ —	$ —	$ 470,437,358

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $317,265,163)	$468,710,539
Investment in affiliated investment companies, at value (identified cost $1,726,819)	1,726,819
Cash	39
Receivables:
Investment securities sold	692,676
Fund shares sold	504,337
Dividends and interest	351,888
Total assets	471,986,298
Liabilities
Payables:
Transfer agent (See Note 3)	395,945
Fund shares redeemed	256,676
Manager (See Note 3)	241,358
Professional fees	84,522
NYLIFE Distributors (See Note 3)	49,474
Shareholder communication	48,691
Custodian	15,279
Trustees	2,140
Accrued expenses	4,996
Total liabilities	1,099,081
Net assets	$470,887,217
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 30,651
Additional paid-in-capital	276,352,640
276,383,291
Total distributable earnings (loss)	194,503,926
Net assets	$470,887,217
Class A
Net assets applicable to outstanding shares	$198,643,404
Shares of beneficial interest outstanding	14,149,284
Net asset value per share outstanding	$ 14.04
Maximum sales charge (5.50% of offering price)	0.82
Maximum offering price per share outstanding	$ 14.86
Investor Class
Net assets applicable to outstanding shares	$ 209,054
Shares of beneficial interest outstanding	14,901
Net asset value per share outstanding	$ 14.03
Maximum sales charge (5.00% of offering price)	0.74
Maximum offering price per share outstanding	$ 14.77
Class C
Net assets applicable to outstanding shares	$ 8,775,830
Shares of beneficial interest outstanding	557,511
Net asset value and offering price per share outstanding	$ 15.74
Class I
Net assets applicable to outstanding shares	$239,791,304
Shares of beneficial interest outstanding	14,480,209
Net asset value and offering price per share outstanding	$ 16.56
Class R3
Net assets applicable to outstanding shares	$ 2,754,019
Shares of beneficial interest outstanding	197,975
Net asset value and offering price per share outstanding	$ 13.91
Class R6
Net assets applicable to outstanding shares	$ 20,713,606
Shares of beneficial interest outstanding	1,250,621
Net asset value and offering price per share outstanding	$ 16.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay CBRE Real Estate Fund

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$ 6,449,471
Securities lending	3,119
Dividends-affiliated	123
Interest	120
Total income	6,452,833
Expenses
Manager (See Note 3)	1,642,047
Transfer agent (See Note 3)	659,284
Distribution/Service—Class A (See Note 3)	234,866
Distribution/Service—Investor Class (See Note 3)	216
Distribution/Service—Class C (See Note 3)	46,845
Distribution/Service—Class R3 (See Note 3)	6,238
Professional fees	82,907
Registration	74,237
Shareholder communication	35,810
Custodian	21,573
Trustees	5,805
Insurance	2,556
Shareholder service (See Note 3)	1,248
Miscellaneous	18,884
Total expenses before waiver/reimbursement	2,832,516
Expense waiver/reimbursement from Manager (See Note 3)	(635,597)
Net expenses	2,196,919
Net investment income (loss)	4,255,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	49,390,138
Foreign currency transactions	1,922
Net realized gain (loss)	49,392,060
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,470,044
Translation of other assets and liabilities in foreign currencies	(5,407)
Net change in unrealized appreciation (depreciation)	11,464,637
Net realized and unrealized gain (loss)	60,856,697
Net increase (decrease) in net assets resulting from operations	$65,112,611
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the year ended April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 4,255,914	$ 6,951,290
Net realized gain (loss)	49,392,060	64,338,086
Net change in unrealized appreciation (depreciation)	11,464,637	73,811,455
Net increase (decrease) in net assets resulting from operations	65,112,611	145,100,831
Distributions to shareholders:
Class A	(1,316,482)	(2,954,226)
Investor Class	(1,173)	(2,510)
Class C	(17,518)	(147,082)
Class I	(1,648,957)	(3,362,951)
Class R3	(14,799)	(40,070)
Class R6	(143,819)	(444,082)
	(3,142,748)	(6,950,921)
Distributions to shareholders from return of capital:
Class A	—	(4,672,323)
Investor Class	—	(3,969)
Class C	—	(232,620)
Class I	—	(5,318,752)
Class R3	—	(63,373)
Class R6	—	(702,350)
	—	(10,993,387)
Total distributions to shareholders	(3,142,748)	(17,944,308)
Capital share transactions:
Net proceeds from sales of shares	40,843,153	43,632,468
Net asset value of shares issued to shareholder in reinvestment of distributions	2,927,523	16,788,246
Cost of shares redeemed	(43,010,396)	(241,941,306)
Increase (decrease) in net assets derived from capital share transactions	760,280	(181,520,592)
Net increase (decrease) in net assets	62,730,143	(54,364,069)
Net Assets
Beginning of period	408,157,074	462,521,143
End of period	$470,887,217	$ 408,157,074
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 1, 2019 through April 30, 2020#	Year Ended May 31,
Class A		2021		2019	2018	2017	2016
Net asset value at beginning of period	$ 12.20	$ 8.97	$ 12.32	$ 14.43	$ 17.81	$ 19.40	$ 19.25
Net investment income (loss)	0.12(a)	0.16(a)	0.18(a)	0.21(a)	0.28(a)	0.19(a)	0.34
Net realized and unrealized gain (loss)	1.81	3.59	(1.52)	1.29	(0.07)	(0.26)	1.36
Total from investment operations	1.93	3.75	(1.34)	1.50	0.21	(0.07)	1.70
Less distributions:
From net investment income	(0.09)	(0.20)	(0.26)	(0.21)	(0.28)	(0.27)	(0.41)
From net realized gain on investments	—	—	(1.32)	(3.40)	(3.31)	(1.25)	(1.14)
Return of capital	—	(0.32)	(0.43)	—	—	—	—
Total distributions	(0.09)	(0.52)	(2.01)	(3.61)	(3.59)	(1.52)	(1.55)
Net asset value at end of period	$ 14.04	$ 12.20	$ 8.97	$ 12.32	$ 14.43	$ 17.81	$ 19.40
Total investment return (b)	15.91%	42.72%	(13.80)%	12.73%	0.23%	(0.36)%	9.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.77%††	1.64%	1.69%††	1.58%	1.69%	1.02%	1.75%
Net expenses	1.18%††(c)	1.18%(c)	1.17%†† (c)(d)	1.24%	1.29%	1.27%	1.29%
Expenses (before waiver/reimbursement)	1.43%††(c)	1.45%(c)	1.36%†† (c)(d)	1.31%	1.31%	1.27%	1.29%
Portfolio turnover rate	30%	93%	88%	82%	102%	53%	37%
Net assets at end of period (in 000's)	$ 198,643	$ 177,328	$ 149,970	$ 89,037	$ 81,475	$ 136,095	$ 188,970

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	February 24, 2020^ through April 30, 2020
Investor Class		2021
Net asset value at beginning of period	$ 12.19	$ 8.97	$ 12.17
Net investment income (loss) (a)	0.11	0.15	(0.04)
Net realized and unrealized gain (loss)	1.82	3.58	(3.10)
Total from investment operations	1.93	3.73	(3.14)
Less distributions:
From net investment income	(0.09)	(0.20)	(0.06)
Return of capital	—	(0.31)	—
Total distributions	(0.09)	(0.51)	(0.06)
Net asset value at end of period	$ 14.03	$ 12.19	$ 8.97
Total investment return (b)	15.89%	42.41%	(25.74)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.65%††	1.53%	(2.55)%††
Net expenses (c)	1.26%††	1.26%	1.35%††
Expenses (before waiver/reimbursement) (c)	1.26%††	1.34%	1.56%††
Portfolio turnover rate	30%	93%	88%
Net assets at end of period (in 000's)	$ 209	$ 157	$ 103

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 1, 2019 through April 30, 2020#	Year Ended May 31,
Class C		2021		2019	2018	2017	2016
Net asset value at beginning of period	$ 13.66	$ 9.96	$ 13.47	$ 15.44	$ 18.80	$ 20.38	$ 20.14
Net investment income (loss)	0.07(a)	0.07(a)	0.11(a)	0.11	0.16(a)	0.05(a)	0.18
Net realized and unrealized gain (loss)	2.04	4.02	(1.71)	1.42	(0.08)	(0.28)	1.46
Total from investment operations	2.11	4.09	(1.60)	1.53	0.08	(0.23)	1.64
Less distributions:
From net investment income	(0.03)	(0.15)	(0.18)	(0.10)	(0.13)	(0.10)	(0.26)
From net realized gain on investments	—	—	(1.32)	(3.40)	(3.31)	(1.25)	(1.14)
Return of capital	—	(0.24)	(0.41)	—	—	—	—
Total distributions	(0.03)	(0.39)	(1.91)	(3.50)	(3.44)	(1.35)	(1.40)
Net asset value at end of period	$ 15.74	$ 13.66	$ 9.96	$ 13.47	$ 15.44	$ 18.80	$ 20.38
Total investment return (b)	15.47%	41.65%	(14.44)%	11.90%	(0.50)%	(1.10)%	8.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.01%††	0.66%	1.00%††	0.85%	0.90%	0.27%	0.89%
Net expenses	1.93%††(c)	1.93%(c)	1.92%†† (c)(d)	1.99%	2.04%	2.02%	2.04%
Expenses (before waiver/reimbursement)	2.01%††(c)	2.09%(c)	2.13%†† (c)(d)	2.06%	2.06%	2.02%	2.04%
Portfolio turnover rate	30%	93%	88%	82%	102%	53%	37%
Net assets at end of period (in 000's)	$ 8,776	$ 10,202	$ 20,942	$ 11,216	$ 13,449	$ 22,084	$ 29,550

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 1, 2019 through April 30, 2020#	Year Ended May 31,
Class I		2021		2019	2018	2017	2016
Net asset value at beginning of period	$ 14.37	$ 10.49	$ 14.08	$ 15.99	$ 19.36	$ 20.95	$ 20.67
Net investment income (loss)	0.16(a)	0.22(a)	0.24(a)	0.30(a)	0.37(a)	0.28(a)	0.41
Net realized and unrealized gain (loss)	2.15	4.22	(1.79)	1.45	(0.09)	(0.28)	1.49
Total from investment operations	2.31	4.44	(1.55)	1.75	0.28	—	1.90
Less distributions:
From net investment income	(0.12)	(0.22)	(0.28)	(0.26)	(0.34)	(0.34)	(0.48)
From net realized gain on investments	—	—	(1.32)	(3.40)	(3.31)	(1.25)	(1.14)
Return of capital	—	(0.34)	(0.44)	—	—	—	—
Total distributions	(0.12)	(0.56)	(2.04)	(3.66)	(3.65)	(1.59)	(1.62)
Net asset value at end of period	$ 16.56	$ 14.37	$ 10.49	$ 14.08	$ 15.99	$ 19.36	$ 20.95
Total investment return (b)	16.12%	43.19%	(13.54)%	13.08%	0.63%	0.04%	9.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.12%††	1.92%	2.01%††	1.95%	2.02%	1.37%	1.97%
Net expenses	0.83%††(c)	0.83%(c)	0.84%†† (c)(d)	0.91%	0.91%	0.90%	0.90%
Expenses (before waiver/reimbursement)	1.18%††(c)	1.20%(c)	1.04%†† (c)(d)	0.97%	0.92%	0.90%	0.90%
Portfolio turnover rate	30%	93%	88%	82%	102%	53%	37%
Net assets at end of period (in 000's)	$ 239,791	$ 202,597	$ 232,730	$ 166,056	$ 311,814	$ 723,538	$ 1,003,433

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 1, 2019 through April 30, 2020#	Year Ended May 31,
Class R3		2021		2019	2018	2017	2016
Net asset value at beginning of period	$ 12.09	$ 8.89	$ 12.23	$ 14.35	$ 17.73	$ 19.33	$ 19.19
Net investment income (loss)	0.10(a)	0.11(a)	0.15(a)	0.18	0.23(a)	0.15	0.30(a)
Net realized and unrealized gain (loss)	1.80	3.59	(1.51)	1.28	(0.06)	(0.27)	1.35
Total from investment operations	1.90	3.70	(1.36)	1.46	0.17	(0.12)	1.65
Less distributions:
From net investment income	(0.08)	(0.19)	(0.23)	(0.18)	(0.24)	(0.23)	(0.37)
From net realized gain on investments	—	—	(1.32)	(3.40)	(3.31)	(1.25)	(1.14)
Return of capital	—	(0.31)	(0.43)	—	—	—	—
Total distributions	(0.08)	(0.50)	(1.98)	(3.58)	(3.55)	(1.48)	(1.51)
Net asset value at end of period	$ 13.91	$ 12.09	$ 8.89	$ 12.23	$ 14.35	$ 17.73	$ 19.33
Total investment return (b)	15.75%	42.47%	(14.04)%	12.43%	—%	(0.63)%	9.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.51%††	1.14%	1.42%††	1.36%	1.43%	0.77%	1.59%
Net expenses	1.43%††(c)	1.43%(c)	1.42%†† (c)(d)	1.49%	1.54%	1.52%	1.54%
Expenses (before waiver/reimbursement)	1.78%††(c)	1.80%(c)	1.61%†† (c)(d)	1.56%	1.56%	1.52%	1.54%
Portfolio turnover rate	30%	93%	88%	82%	102%	53%	37%
Net assets at end of period (in 000's)	$ 2,754	$ 2,298	$ 2,527	$ 2,454	$ 2,965	$ 4,448	$ 4,353

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 1, 2019 through April 30, 2020#	Year Ended May 31,
Class R6		2021		2019	2018	2017	2016
Net asset value at beginning of period	$ 14.37	$ 10.49	$ 14.09	$ 15.99	$ 19.36	$ 20.96	$ 20.67
Net investment income (loss)	0.17(a)	0.09(a)	0.26(a)	0.32	0.37(a)	0.30(a)	0.42
Net realized and unrealized gain (loss)	2.14	4.36	(1.80)	1.45	(0.08)	(0.30)	1.51
Total from investment operations	2.31	4.45	(1.54)	1.77	0.29	0.00‡	1.93
Less distributions:
From net investment income	(0.12)	(0.22)	(0.30)	(0.27)	(0.35)	(0.35)	(0.50)
From net realized gain on investments	—	—	(1.32)	(3.40)	(3.31)	(1.25)	(1.14)
Return of capital	—	(0.35)	(0.44)	—	—	—	—
Total distributions	(0.12)	(0.57)	(2.06)	(3.67)	(3.66)	(1.60)	(1.64)
Net asset value at end of period	$ 16.56	$ 14.37	$ 10.49	$ 14.09	$ 15.99	$ 19.36	$ 20.96
Total investment return (b)	16.17%	43.35%	(13.53)%	13.24%	0.69%	0.03%	9.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.19%††	0.80%	2.06%††	2.05%	2.12%	1.47%	2.05%
Net expenses	0.74%††(c)	0.74%(c)	0.76%†† (c)(d)	0.83%	0.86%	0.86%	1%
Expenses (before waiver/reimbursement)	0.86%††(c)	0.84%(c)	0.88%†† (c)(d)	0.89%	0.86%	0.86%	0.85%
Portfolio turnover rate	30%	93%	88%	82%	102%	53%	37%
Net assets at end of period (in 000's)	$ 20,714	$ 15,574	$ 56,250	$ 79,327	$ 79,646	$ 42,574	$ 20,345

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay CBRE Real Estate Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-three funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay CBRE Real Estate Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Voya Real Estate Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Voya Investments, LLC (“Voya”), an Arizona limited liability company served as investment adviser and CBRE Investment Management Listed Real Assets LLC (“CBRE” or the “Subadvisor”), served as subadvisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on February 21, 2020. Upon the completion of reorganization, the Class A, Class C, Class I, Class R3 and Class R6 shares of the Fund assumed the performance, financial and other information of the Predecessor Fund. All information regarding and references to periods through February 21, 2020, refer to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 20, 2002
Investor Class	February 24, 2020
Class C	January 17, 2003
Class I	December 31, 1996
Class R3	August 5, 2011
Class R6	July 3, 2014
SIMPLE Class	N/A*

*	SIMPLE Class shares were registered for sale effective as of August 31, 2020 but have not yet commenced operations.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, as disclosed in the Fund’s prospectus, Class A shares may convert automatically to Investor Class shares and Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions. See Note 9 for additional information. The six classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and Class R3 shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
The Board of Trustees of the Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The

21

Notes to Financial Statements (Unaudited) (continued)
Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2021, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of October 31, 2021 were fair valued in such a manner.
Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the

22	MainStay CBRE Real Estate Fund

mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
23

Notes to Financial Statements (Unaudited) (continued)
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending.  In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of October 31, 2021, the Fund did not have any portfolio securities on loan.
(I) Real Estate Investments.  The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.18%; Investor Class, 1.35%; Class C, 1.93%; Class I, 0.83%; Class R3, 1.43% and Class R6, 0.74%. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

24	MainStay CBRE Real Estate Fund

During the six-month period ended October 31, 2021, New York Life Investments earned fees from the Fund in the amount of $1,642,047 and waived and/or reimbursed certain class specific expenses in the amount of $635,597 and paid the Subadvisor in the amount of $503,225.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the six-month period ended October 31, 2021, shareholder service fees incurred by the Fund were as follows:

Class R3	$ 1,248
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended October 31, 2021, were $4,807.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended October 31, 2021, of $18.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. ("DST"), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2021, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$299,270	$—
Investor Class	130	—
Class C	6,820	—
Class I	348,744	—
Class R3	3,958	—
Class R6	362	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
25

Notes to Financial Statements (Unaudited) (continued)
(F) Investments in Affiliates (in 000’s).  During the six-month period ended October 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,422	$ 33,577	$ (34,272)	$ —	$ —	$ 1,727	$ —(a)	$ —	1,727

(a)	Less than $500.

Note 4-Federal Income Tax
As of October 31, 2021, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$322,278,613	$150,348,905	$(2,190,160)	$148,158,745
As of April 30, 2021, for federal income tax purposes, capital loss carryforwards of $4,075,359 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,075	$—
During the year ended April 30, 2021, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2021
Distributions paid from:
Ordinary Income	$ 6,950,921
Return of Capital	10,993,387
Total	$17,944,308
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 27, 2021, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate ("LIBOR"), whichever is higher. The Credit Agreement expires on July 26, 2022, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 27, 2021, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2021, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2021, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2021, purchases and sales of securities, other than short-term securities, were $136,766 and $127,479, respectively.

26	MainStay CBRE Real Estate Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2021 and the year ended April 30, 2021, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	1,067,310	$ 13,739,805
Shares issued to shareholders in reinvestment of distributions	95,872	1,232,059
Shares redeemed	(1,561,520)	(20,194,050)
Net increase (decrease) in shares outstanding before conversion	(398,338)	(5,222,186)
Shares converted into Class A (See Note 1)	10,333	132,371
Shares converted from Class A (See Note 1)	(3,360)	(43,085)
Net increase (decrease)	(391,365)	$ (5,132,900)
Year ended April 30, 2021:
Shares sold	1,912,007	$ 19,807,123
Shares issued to shareholders in reinvestment of distributions	672,786	7,133,203
Shares redeemed	(4,784,088)	(48,087,615)
Net increase (decrease) in shares outstanding before conversion	(2,199,295)	(21,147,289)
Shares converted into Class A (See Note 1)	25,910	279,015
Shares converted from Class A (See Note 1)	(6,838)	(66,723)
Net increase (decrease)	(2,180,223)	$ (20,934,997)

Investor Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,462	$ 32,306
Shares issued to shareholders in reinvestment of distributions	91	1,173
Shares redeemed	(54)	(699)
Net increase (decrease) in shares outstanding before conversion	2,499	32,780
Shares converted into Investor Class (See Note 1)	541	7,054
Shares converted from Investor Class (See Note 1)	(1,009)	(12,606)
Net increase (decrease)	2,031	$ 27,228
Year ended April 30, 2021:
Shares sold	7,160	$ 73,066
Shares issued to shareholders in reinvestment of distributions	610	6,456
Shares redeemed	(3,999)	(40,668)
Net increase (decrease) in shares outstanding before conversion	3,771	38,854
Shares converted into Investor Class (See Note 1)	2,878	30,136
Shares converted from Investor Class (See Note 1)	(5,275)	(58,778)
Net increase (decrease)	1,374	$ 10,212

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	22,554	$ 329,972
Shares issued to shareholders in reinvestment of distributions	1,198	17,428
Shares redeemed	(205,208)	(2,962,563)
Net increase (decrease) in shares outstanding before conversion	(181,456)	(2,615,163)
Shares converted from Class C (See Note 1)	(8,064)	(115,670)
Net increase (decrease)	(189,520)	$ (2,730,833)
Year ended April 30, 2021:
Shares sold	13,736	$ 156,509
Shares issued to shareholders in reinvestment of distributions	30,443	355,098
Shares redeemed	(1,384,178)	(15,699,229)
Net increase (decrease) in shares outstanding before conversion	(1,339,999)	(15,187,622)
Shares converted from Class C (See Note 1)	(15,974)	(183,802)
Net increase (decrease)	(1,355,973)	$ (15,371,424)

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	1,431,223	$ 22,101,662
Shares issued to shareholders in reinvestment of distributions	101,311	1,533,242
Shares redeemed	(1,157,662)	(17,747,411)
Net increase (decrease) in shares outstanding before conversion	374,872	5,887,493
Shares converted into Class I (See Note 1)	2,851	43,085
Net increase (decrease)	377,723	$ 5,930,578
Year ended April 30, 2021:
Shares sold	1,623,062	$ 18,603,965
Shares issued to shareholders in reinvestment of distributions	659,645	8,105,294
Shares redeemed	(10,376,512)	(120,614,824)
Net increase (decrease) in shares outstanding before conversion	(8,093,805)	(93,905,565)
Shares converted into Class I (See Note 1)	5,839	66,724
Net increase (decrease)	(8,087,966)	$ (93,838,841)

27

Notes to Financial Statements (Unaudited) (continued)
Class R3	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	20,197	$ 264,138
Shares issued to shareholders in reinvestment of distributions	1,114	14,192
Shares redeemed	(12,652)	(163,787)
Net increase (decrease) in shares outstanding before conversion	8,659	114,543
Shares converted from Class R3 (See Note 1)	(850)	(11,149)
Net increase (decrease)	7,809	$ 103,394
Year ended April 30, 2021:
Shares sold	37,067	$ 373,204
Shares issued to shareholders in reinvestment of distributions	8,854	92,818
Shares redeemed	(134,032)	(1,314,154)
Net increase (decrease) in shares outstanding before conversion	(88,111)	(848,132)
Shares converted from Class R3 (See Note 1)	(5,845)	(66,572)
Net increase (decrease)	(93,956)	$ (914,704)

Class R6	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	283,129	$ 4,375,270
Shares issued to shareholders in reinvestment of distributions	8,551	129,429
Shares redeemed	(125,024)	(1,941,886)
Net increase (decrease)	166,656	$ 2,562,813
Year ended April 30, 2021:
Shares sold	398,765	$ 4,618,601
Shares issued to shareholders in reinvestment of distributions	94,137	1,095,377
Shares redeemed	(4,771,047)	(56,184,816)
Net increase (decrease)	(4,278,145)	$ (50,470,838)
Note 10–Other Matters
An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 and related new variants is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2021, events and transactions subsequent to October 31, 2021, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

28	MainStay CBRE Real Estate Fund

Proxy Voting Record
The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
29

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay MacKay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
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Tax-Exempt Income
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund3
MainStay MacKay Tax Free Bond Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Defensive ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay ESG Multi-Asset Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam Belgium S.A.4
Brussels, Belgium
Candriam Luxembourg S.C.A.4
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
MacKay Shields LLC4
New York, New York
NYL Investors LLC4
New York, New York
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC4
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
3.	Prior to November 30, 2021, the Fund's name was formerly MainStay MacKay Intermediate Tax Free Bond Fund.
4.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2021 NYLIFE Distributors LLC. All rights reserved.
1878525MS180-21	MSCBRE10-12/21
(NYLIM) NL480

MainStay ETF Asset Allocation Funds

Message from the President and Semiannual Report
Unaudited  |  October 31, 2021
MainStay Defensive ETF Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Moderate ETF Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay ESG Multi-Asset Allocation Fund

Sign up for e-delivery of your shareholder reports. For full details on e-delivery, including who can participate and what you can receive via e-delivery, please log in to newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed's bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained more steady through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your MainStay Fund during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to each Fund’s Summary Prospectus and/or Prospectus and consider each Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about each Fund. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read each Fund’s Summary Prospectus and/or Prospectus carefully before investing.

MainStay Defensive ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	-1.26%	3.24%	3.02%	2.47%
		Excluding sales charges		1.80	6.43	5.39	2.47
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	0.33	4.71	4.64	3.24
	if redeemed Within One Year of Purchase	Excluding sales charges		1.33	5.71	4.64	3.24
Class I Shares	No Sales Charge		6/30/2020	1.93	6.77	5.70	2.22
Class R3 Shares	No Sales Charge		6/30/2020	1.53	6.14	5.03	2.82
SIMPLE Class Shares	No Sales Charge		8/31/2020	1.67	6.20	3.65	2.74

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Since Inception
S&P 500® Index[2]	10.91%	42.91%	36.46%
MSCI EAFE® Index (Net)[3]	4.14	34.18	25.17
Bloomberg U.S. Aggregate Bond Index[4]	1.06	-0.48	-0.23
Defensive Allocation Composite Index[5]	2.68	6.87	5.98
Morningstar Allocation – 15% to 30% Equity Category Average[6]	2.41	10.06	9.24

1.	Not annualized.
2.	The S&P 500® Index is the Fund’s primary broad-based securities market index for comparison purposes. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The MSCI EAFE® Index (Net) is the Fund's secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Bloomberg U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Fund has selected the Defensive Allocation Composite Index as an additional benchmark. The Defensive Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 15%, 5% and 80%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6.	The Morningstar Allocation – 15% to 30% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay Defensive ETF Allocation Fund

Cost in Dollars of a $1,000 Investment in MainStay Defensive ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,018.00	$4.07	$1,021.17	$4.08	0.80%
Class C Shares	$1,000.00	$1,013.30	$7.87	$1,017.39	$7.88	1.55%
Class I Shares	$1,000.00	$1,019.30	$2.39	$1,022.84	$2.40	0.47%
Class R3 Shares	$1,000.00	$1,015.30	$5.84	$1,019.41	$5.85	1.15%
SIMPLE Class Shares	$1,000.00	$1,016.70	$5.34	$1,019.91	$5.35	1.05%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Asset Diversification as of October 31, 2021 (Unaudited)
Equity Funds	24.5%
Fixed Income Funds	74.7
Short-Term Investments	30.6
Other Assets, Less Liabilities	(29.8)
See Portfolio of Investments beginning on page 12 for specific holdings within these categories. The Fund’s holdings are subject to change.

8	MainStay Defensive ETF Allocation Fund

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Defensive ETF Allocation Fund perform relative to its benchmarks and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay Defensive ETF Allocation Fund returned 1.93%, underperforming the 10.91% return of the Fund’s primary benchmark, the S&P 500® Index, and the 4.14% return of the MSCI EAFE® Index (Net), which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 1.06% return of the Bloomberg U.S. Aggregate Bond Index, and underperformed the 2.68% return of the Defensive Allocation Composite Index, both of which are additional benchmarks of the Fund. For the six months ended October 31, 2021, Class I shares of the Fund underperformed the 2.41% return of the Morningstar Allocation—15% to 30% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds" that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance. Fund management internally maintains a blend of indices that are taken into consideration when managing the Fund.
During the reporting period, the performance of the Fund materially trailed that of the internally maintained blend of indices. The shortfall was driven by asset class policy, primarily within the equity portion of the Fund. Anticipating a rapid acceleration in economic growth as businesses fully reopen following pandemic restrictions, we positioned the Fund to favor more cyclical parts of the global economy. These included small-cap, value and non-U.S. developed markets at the expense, first and foremost, of technology-centric U.S. large-cap growth. While these positions performed well in the early spring, the arrival of the Delta variant of the COVID-19 virus and an early decline in the rate of vaccinations led to a reversal shortly thereafter, and the Fund gave up ground accordingly.
Positioning in the fixed-income portfolio also detracted slightly from relative returns. The Fund held exposure to cash and stock in gold mining companies to protect against a disruptive move higher in long bond yields. As it happened, yields fell when the latest wave of the pandemic led to waning rates of growth.
Conversely, some positions bolstered relative returns. Most notably, performance benefited from the Fund’s slight tilt toward stocks over bonds for much of the reporting period. The Fund further increased its equity exposure during the market pullback in September 2021, lifting performance at the margin as stocks ended the reporting period at their highs.
How did you allocate the Fund’s assets during the reporting period and why?
With the vaccination campaign well underway, new infections in retreat, monetary policy still highly accommodative and additional fiscal stimulus being pumped into the economy, we were very optimistic regarding earnings growth as the reporting period began. At the same time, supply/demand mismatches were already in evidence in both labor and product markets, feeding inflationary pressures, and we were somewhat skeptical of the idea that these would prove as transitory in nature as members of the U.S. Federal Reserve were arguing. This combination of strong growth and valuation-threatening inflation led us to maintain a close-to-neutral posture in terms of the Fund’s stock/bond mix, but with an emphasis on the more cyclical elements of the global economy, specifically, value stocks and foreign developed markets. Likewise, we positioned the Fund for a move higher in bond yields by focusing on shorter-maturity bond funds and tilting toward corporate credit. The Fund also maintained a holding in gold mining stocks as a hedge against a possible rapid runup in inflation.
The arrival of the Delta variant of the COVID-19 virus and a fourth wave of the pandemic effectively interrupted this reopening trade. Believing that this, too, would pass and the expansion would resume and reaccelerate, we maintained the Fund’s pro-cyclical positioning. Indeed, we added to equity positions during September’s market weakness, leaving the Fund with moderately overweight exposure to stocks as the reporting period ended.
How did the Fund’s allocations change over the course of the reporting period?
As noted above, changes during the quarter were relatively modest. They included:
•    Increasing the Fund’s position in Schwab® U.S. Small-Cap ETF by a few percent, mostly during the market correction in September;
•    Enlarging positions in iShares® Broad USD High Yield Corp ETF and Invesco Senior Loan ETF to add further credit exposure (partially offset by a reduction in exposure to iShares® 0-5 Year High Yield Corp Bond ETF);

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
9

•    Funding the above purchases from a mix of cash and investment-grade bonds (through a reduction in exposure to iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF);
•    Shifting assets from iShares® Core MSCI Emerging Markets ETF and iShares® Core MSCI EAFE ETF into Vanguard FTSE Europe ETF and iShares® MSCI EAFE Small-Cap ETF. We took this step with three goals in mind: to sidestep some of the challenges materializing in China; to more precisely focus our pro-cyclical preference on Continental Europe over the broader developed market complex; and to extend the Fund’s small-cap tilt toward to the non-U.S. space.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
The Underlying Equity ETFs that posted the largest total returns included Vanguard Mega Cap ETF, Vanguard Mid-Cap ETF and Vanguard Mega Cap Value ETF. Both VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF lost value during the reporting period, while Schwab® U.S. Small-Cap ETF had the smallest positive return.
Which Underlying Equity ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs making the strongest positive contributions to the Fund’s return were Vanguard Mega Cap Value ETF, iShares® Core MSCI EAFE ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) VanEck Vectors Gold Miners ETF was the only equity holding to detract from absolute performance. The smallest positive contributions came from Vanguard Mega Cap ETF and iShares® MSCI EAFE Small-Cap ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs that posted the largest total returns included iShares® Broad USD High Yield Corporate Bond ETF, iShares® Broad USD Investment Grade Corporate Bond ETF and iShares® 0-5 Year High Yield Corp Bond ETF. The Vanguard Short-Term Bond ETF was the only Underlying Fixed-Income ETF to generate a loss during the reporting period. The lowest positive returns came from Schwab® U.S. Aggregate Bond ETF and iShares® Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
The Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares® Broad USD Investment Grade Corporate Bond ETF, iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF. The Fund’s position in Vanguard Short-Term Bond ETF detracted slightly from performance, while iShares® Broad USD High Yield Corporate Bond ETF and Invesco Senior Loan ETF made the smallest positive contributions.
How was the Fund positioned at the end of the reporting period?
With the Delta variant-driven wave of the pandemic receding, monetary support still in place, a further boost to fiscal spending likely via the infrastructure bill and the “Build Back Better” reconciliation package, and healthy household balance sheets and income statements driving consumption, prospects for accelerating economic growth appeared to be favorable. While cost pressures may test profit margins, we nevertheless anticipated corporate earnings were likely to continue moving materially higher. Given these underlying conditions, we believed a long-awaited rotation from growth to value might soon materialize. We expected this shift to be driven by the aforementioned reacceleration in business activity, a handoff in consumer spending from goods to services, and persistent inflationary pressures that jeopardize long-duration assets. In our view, this long-duration bucket included growth stocks with prices predicated to a large degree on more distant earnings.
As of October 31, 2021, the Fund was positioned to reflect our views, gently leaning into risk overall through overweight exposure to both global equities and lower-quality credits, and explicitly favoring value over growth. The Fund emphasized small-cap stocks and international developed markets due to their sector composition, which included greater exposure to more cyclical industries than U.S. large caps. In addition, international developed markets were positioned to benefit from a potentially weaker U.S. dollar. On the fixed-income side, the Fund held shorter maturity, more credit-sensitive bonds to protect against an
10	MainStay Defensive ETF Allocation Fund

inflation-driven shift upward in the U.S. Treasury yield curve.2 As a slight hedge against the possibility of a mistake on the part of monetary authorities that would allow inflation to spike meaningfully higher, the Fund also held cash and a small exposure to the stock of gold mining companies.
In short, the posture of the Fund reflected our expectation that risk assets were positioned to benefit from prevailing and emerging conditions, as well as significant shifts within and between markets. If, as we believe likely, the dominance of U.S. large-cap growth gives way to more economically sensitive and attractively valued segments, we believe the Fund should prove to be well-positioned.
2.	The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
None of Schwab Strategic Trust, Schwab U.S. Small-Cap ETF, Schwab U.S. Aggregate Bond ETF, or Charles Schwab Investment Management, Inc. make any representations regarding the advisability of investing in MainStay Defensive ETF Allocation Fund.
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in MainStay Defensive ETF Allocation Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
11

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 99.2%
Equity Funds 24.5%
iShares Core MSCI EAFE ETF	7,429	$ 568,393
iShares Core S&P Mid-Cap ETF	71	19,784
iShares Core S&P Small-Cap ETF	267	30,187
iShares MSCI EAFE Small-Cap ETF (a)	1,268	96,685
Schwab U.S. Mid-Cap ETF	854	69,080
Schwab U.S. Small-Cap ETF (a)	4,252	444,589
VanEck Gold Miners ETF	4,319	136,955
Vanguard FTSE Europe ETF	2,730	188,124
Vanguard Mega Cap Value ETF	5,494	568,519
Vanguard Mid-Cap ETF	782	197,346
Total Equity Funds (Cost $2,004,604)		2,319,662
Fixed Income Funds 74.7%
Invesco Senior Loan ETF (a)	42,763	944,207
iShares 0-5 Year High Yield Corporate Bond ETF	15,482	705,205
iShares Broad USD High Yield Corporate Bond ETF	9,189	379,506
iShares Broad USD Investment Grade Corporate Bond ETF	16,624	1,001,264
iShares Core U.S. Aggregate Bond ETF	17,438	1,999,092
Schwab U.S. Aggregate Bond ETF (a)	36,896	1,999,763
Vanguard Short-Term Bond ETF	552	44,955
Total Fixed Income Funds (Cost $7,102,705)		7,073,992
Total Investment Companies (Cost $9,107,309)		9,393,654
Short-Term Investments 30.6%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	26,556	26,556
Unaffiliated Investment Company 30.3%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	2,872,616	2,872,616
Total Short-Term Investments (Cost $2,899,172)		2,899,172
Total Investments (Cost $12,006,481)	129.8%	12,292,826
Other Assets, Less Liabilities	(29.8)	(2,820,235)
Net Assets	100.0%	$ 9,472,591

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of October 31, 2021, the aggregate market value of securities on loan was $2,807,732. The Fund received cash collateral with a value of $2,872,616. (See Note 2(H))
(b)	Current yield as of October 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay Defensive ETF Allocation Fund

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 2,319,662	$ —	$ —	$ 2,319,662
Fixed Income Funds	7,073,992	—	—	7,073,992
Total Investment Companies	9,393,654	—	—	9,393,654
Short-Term Investments
Affiliated Investment Company	26,556	—	—	26,556
Unaffiliated Investment Company	2,872,616	—	—	2,872,616
Total Short-Term Investments	2,899,172	—	—	2,899,172
Total Investments in Securities	$ 12,292,826	$ —	$ —	$ 12,292,826

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $11,979,925) including securities on loan of $2,807,732	$12,266,270
Investment in affiliated investment companies, at value (identified cost $26,556)	26,556
Receivables:
Fund shares sold	14,754
Manager (See Note 3)	4,386
Securities lending	837
Other assets	54,096
Total assets	12,366,899
Liabilities
Cash collateral received for securities on loan	2,872,616
Payables:
Offering costs	6,441
Shareholder communication	5,374
Transfer agent (See Note 3)	4,147
NYLIFE Distributors (See Note 3)	2,150
Trustees	644
Professional fees	515
Accrued expenses	2,421
Total liabilities	2,894,308
Net assets	$ 9,472,591
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 900
Additional paid-in-capital	9,148,427
9,149,327
Total distributable earnings (loss)	323,264
Net assets	$ 9,472,591
Class A
Net assets applicable to outstanding shares	$9,140,339
Shares of beneficial interest outstanding	868,027
Net asset value per share outstanding	$ 10.53
Maximum sales charge (3.00% of offering price)	0.33
Maximum offering price per share outstanding	$ 10.86
Class C
Net assets applicable to outstanding shares	$ 140,424
Shares of beneficial interest outstanding	13,346
Net asset value and offering price per share outstanding	$ 10.52
Class I
Net assets applicable to outstanding shares	$ 37,882
Shares of beneficial interest outstanding	3,598
Net asset value and offering price per share outstanding	$ 10.53
Class R3
Net assets applicable to outstanding shares	$ 26,671
Shares of beneficial interest outstanding	2,535
Net asset value and offering price per share outstanding	$ 10.52
SIMPLE Class
Net assets applicable to outstanding shares	$ 127,275
Shares of beneficial interest outstanding	12,089
Net asset value and offering price per share outstanding	$ 10.53

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay Defensive ETF Allocation Fund

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$111,604
Securities lending	4,767
Dividends-affiliated	12
Other	2
Total income	116,385
Expenses
Offering (See Note 2)	22,547
Registration	13,524
Distribution/Service—Class A (See Note 3)	11,215
Distribution/Service—Class C (See Note 3)	776
Distribution/Service—Class R3 (See Note 3)	66
Distribution/Service—SIMPLE Class (See Note 3)	228
Professional fees	11,513
Manager (See Note 3)	9,492
Shareholder communication	2,145
Custodian	2,109
Trustees	316
Insurance	127
Transfer agent (See Note 3)	60
Shareholder service (See Note 3)	13
Miscellaneous	815
Total expenses before waiver/reimbursement	74,946
Expense waiver/reimbursement from Manager (See Note 3)	(36,543)
Net expenses	38,403
Net investment income (loss)	77,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,104
Net change in unrealized appreciation (depreciation) on unaffiliated investments	70,912
Net realized and unrealized gain (loss)	72,016
Net increase (decrease) in net assets resulting from operations	$149,998
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the period June 30,2020 (inception date) through April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 77,982	$ 99,181
Net realized gain (loss)	1,104	26,414
Net change in unrealized appreciation (depreciation)	70,912	215,433
Net increase (decrease) in net assets resulting from operations	149,998	341,028
Distributions to shareholders:
Class A	(79,009)	(62,743)
Class C	(878)	(988)
Class I	(395)	(23,793)
Class R3	(200)	(193)
SIMPLE Class	(704)	(265)
Total distributions to shareholders	(81,186)	(87,982)
Capital share transactions:
Net proceeds from sales of shares	2,613,447	12,883,529
Net asset value of shares issued to shareholder in reinvestment of distributions	80,600	82,561
Cost of shares redeemed	(4,170,829)	(2,338,575)
Increase (decrease) in net assets derived from capital share transactions	(1,476,782)	10,627,515
Net increase (decrease) in net assets	(1,407,970)	10,880,561
Net Assets
Beginning of period	10,880,561	—
End of period	$ 9,472,591	$10,880,561
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay Defensive ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class A		2021
Net asset value at beginning of period	$ 10.44	$ 10.00
Net investment income (loss) (a)	0.09	0.13
Net realized and unrealized gain (loss)	0.10	0.41
Total from investment operations	0.19	0.54
Less distributions:
From net investment income	(0.10)	(0.10)
Net asset value at end of period	$ 10.53	$ 10.44
Total investment return (b)	1.80%	5.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.64%	1.45%
Net expenses††(c)	0.80%	0.80%
Expenses (before waiver/reimbursement)††(c)	1.57%	2.36%
Portfolio turnover rate	34%	69%
Net assets at end of period (in 000’s)	$ 9,140	$ 8,572

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class C		2021
Net asset value at beginning of period	$ 10.44	$ 10.00
Net investment income (loss) (a)	0.05	0.06
Net realized and unrealized gain (loss)	0.09	0.43
Total from investment operations	0.14	0.49
Less distributions:
From net investment income	(0.06)	(0.05)
Net asset value at end of period	$ 10.52	$ 10.44
Total investment return (b)	1.33%	4.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.94%	0.74%
Net expenses††(c)	1.55%	1.55%
Expenses (before waiver/reimbursement)††(c)	2.38%	3.13%
Portfolio turnover rate	34%	69%
Net assets at end of period (in 000’s)	$ 140	$ 162

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class I		2021
Net asset value at beginning of period	$ 10.44	$ 10.00
Net investment income (loss) (a)	0.13	0.16
Net realized and unrealized gain (loss)	0.07	0.40
Total from investment operations	0.20	0.56
Less distributions:
From net investment income	(0.11)	(0.12)
Net asset value at end of period	$ 10.53	$ 10.44
Total investment return (b)	1.93%	5.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	2.43%	1.82%
Net expenses††(c)	0.47%	0.55%
Expenses (before waiver/reimbursement)††(c)	1.32%	2.11%
Portfolio turnover rate	34%	69%
Net assets at end of period (in 000’s)	$ 38	$ 2,040

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class R3		2021
Net asset value at beginning of period	$ 10.44	$ 10.00
Net investment income (loss) (a)	0.07	0.11
Net realized and unrealized gain (loss)	0.09	0.41
Total from investment operations	0.16	0.52
Less distributions:
From net investment income	(0.08)	(0.08)
Net asset value at end of period	$ 10.52	$ 10.44
Total investment return (b)	1.53%	5.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.30%	1.22%
Net expenses††(c)	1.15%	1.15%
Expenses (before waiver/reimbursement)††(c)	1.92%	2.71%
Portfolio turnover rate	34%	69%
Net assets at end of period (in 000’s)	$ 27	$ 26

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay Defensive ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	August 31, 2020^ through April 30,
SIMPLE Class		2021
Net asset value at beginning of period	$ 10.44	$ 10.26
Net investment income (loss) (a)	0.07	0.10
Net realized and unrealized gain (loss)	0.10	0.16
Total from investment operations	0.17	0.26
Less distributions:
From net investment income	(0.08)	(0.08)
Net asset value at end of period	$ 10.53	$ 10.44
Total investment return (b)	1.67%	2.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.29%	1.13%
Net expenses††(c)	1.05%	1.05%
Expenses (before waiver/reimbursement)††(c)	1.84%	2.63%
Portfolio turnover rate	34%	69%
Net assets at end of period (in 000’s)	$ 127	$ 80

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

MainStay Conservative ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	-0.08%	10.18%	9.02%	1.59%
		Excluding sales charges		3.01	13.59	11.53	1.59
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	1.63	11.64	10.62	2.34
	if redeemed Within One Year of Purchase	Excluding sales charges		2.63	12.64	10.62	2.34
Class I Shares	No Sales Charge		6/30/2020	3.23	13.79	11.81	1.34
Class R3 Shares	No Sales Charge		6/30/2020	2.84	13.13	11.12	1.94
SIMPLE Class Shares	No Sales Charge		8/31/2020	2.92	13.29	8.73	1.84

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
20	MainStay Conservative ETF Allocation Fund

Benchmark Performance*	Six Months[1]	One Year	Since Inception
S&P 500® Index[2]	10.91%	42.91%	36.46%
MSCI EAFE® Index (Net)[3]	4.14	34.18	25.17
Bloomberg U.S. Aggregate Bond Index[4]	1.06	-0.48	-0.23
Conservative Allocation Composite Index[5]	4.32	14.65	12.46
Morningstar Allocation – 30% to 50% Equity Category Average[6]	3.21	16.78	14.72

1.	Not annualized.
2.	The S&P 500® Index is the Fund’s primary broad-based securities market index for comparison purposes. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The MSCI EAFE® Index (Net) is the Fund's secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Bloomberg U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Fund has selected the Conservative Allocation Composite Index as an additional benchmark. The Conservative Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 30%, 10% and 60%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6.	The Morningstar Allocation – 30% to 50% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
21

Cost in Dollars of a $1,000 Investment in MainStay Conservative ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,030.10	$4.09	$1,021.17	$4.08	0.80%
Class C Shares	$1,000.00	$1,026.30	$7.92	$1,017.39	$7.88	1.55%
Class I Shares	$1,000.00	$1,032.30	$2.82	$1,022.43	$2.80	0.55%
Class R3 Shares	$1,000.00	$1,028.40	$5.88	$1,019.41	$5.85	1.15%
SIMPLE Class Shares	$1,000.00	$1,029.20	$5.37	$1,019.91	$5.35	1.05%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
22	MainStay Conservative ETF Allocation Fund

Asset Diversification as of October 31, 2021 (Unaudited)
Equity Funds	44.6%
Fixed Income Funds	54.7
Short-Term Investments	19.2
Other Assets, Less Liabilities	(18.5)
See Portfolio of Investments beginning on page 27 for specific holdings within these categories. The Fund’s holdings are subject to change.

23

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Conservative ETF Allocation Fund perform relative to its benchmarks and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay Conservative ETF Allocation Fund returned 3.23%, underperforming the 10.91% return of the Fund’s primary benchmark, the S&P 500® Index, and the 4.14% return of the MSCI EAFE® Index (Net), which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 1.06% return of the Bloomberg U.S. Aggregate Bond Index, and underperformed the 4.32% return of the Conservative Allocation Composite Index, both of which are additional benchmarks of the Fund. For the six months ended October 31, 2021, Class I shares of the Fund outperformed the 3.21% return of the Morningstar Allocation—30% to 50% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds" that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance. Fund management internally maintains a blend of indices that are taken into consideration when managing the Fund.
During the reporting period, the performance of the Fund moderately trailed that of the internally maintained blend of indices. The shortfall was driven by asset class policy, primarily within the equity portion of the fund. Anticipating a rapid acceleration in economic growth as businesses fully reopen following pandemic restrictions, we positioned the Fund to favor more cyclical parts of the global economy. These included small-cap, value and non-U.S. developed markets at the expense, first and foremost, of technology-centric U.S. large-cap growth. While these positions performed well in the early spring, the arrival of the Delta variant of the COVID-19 virus and an early decline in the rate of vaccinations led to a reversal shortly thereafter, and the Fund gave up ground accordingly.
Positioning in the fixed-income portfolio also detracted slightly from relative returns. The Fund held exposure to cash and stock in gold mining companies to protect against a disruptive move higher in long bond yields. As it happened, yields fell when the latest wave of the pandemic led to waning rates of growth.
Conversely, some positions bolstered relative returns. Most notably, performance benefited from the Fund’s slight tilt toward stocks over bonds for much of the reporting period. The Fund further increased its equity exposure during the market pullback in September 2021, lifting performance at the margin as stocks ended the reporting period at their highs.
How did you allocate the Fund’s assets during the reporting period and why?
With the vaccination campaign well underway, new infections in retreat, monetary policy still highly accommodative and additional fiscal stimulus being pumped into the economy, we were very optimistic regarding earnings growth as the reporting period began. At the same time, supply/demand mismatches were already in evidence in both labor and product markets, feeding inflationary pressures, and we were somewhat skeptical of the idea that these would prove as transitory in nature as members of the U.S. Federal Reserve were arguing. This combination of strong growth and valuation-threatening inflation led us to maintain a close-to-neutral posture in terms of the Fund’s stock/bond mix, but with an emphasis on the more cyclical elements of the global economy, specifically, value stocks and foreign developed markets. Likewise, we positioned the Fund for a move higher in bond yields by focusing on shorter-maturity bond ETFs and tilting toward corporate credit. The Fund also maintained a holding in gold mining stocks as a hedge against a possible rapid runup in inflation.
The arrival of the Delta variant of the COVID-19 virus and a fourth wave of the pandemic effectively interrupted this reopening trade. Believing that this, too, would pass and the expansion would resume and reaccelerate, we maintained the Fund’s pro-cyclical positioning. Indeed, we added to equity positions during September’s market weakness, leaving the Fund with moderately overweight exposure to stocks as the reporting period ended.
How did the Fund’s allocations change overs the course of the reporting period?
As noted above, changes during the quarter were relatively modest. They included:
•    Increasing the Fund’s position in Schwab® U.S. Small-Cap ETF by a few percent, mostly during the market correction in September;
•    Enlarging positions in iShares® Broad USD High Yield Corp ETF and Invesco Senior Loan ETF to add further credit exposure (partially offset by a reduction in exposure to iShares® 0-5 Year High Yield Corp Bond ETF);

1.	See page 20 for other share class returns, which may be higher or lower than Class I share returns. See page 21 for more information on benchmark and peer group returns.
24	MainStay Conservative ETF Allocation Fund

•    Funding the above purchases from a mix of cash and investment-grade bonds (through a reduction in exposure to iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF);
•    Shifting assets from iShares® Core MSCI Emerging Markets ETF and iShares® Core MSCI EAFE ETF into Vanguard FTSE Europe ETF and iShares® MSCI EAFE Small-Cap ETF. We took this step with three goals in mind: to sidestep some of the challenges materializing in China; to more precisely focus our pro-cyclical preference on Continental Europe over the broader developed market complex; and to extend the Fund’s small-cap tilt toward to the non-U.S. space.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
The Underlying Equity ETFs that posted the largest total returns included Vanguard Mega Cap ETF, Vanguard Mid-Cap ETF and Vanguard Mega Cap Value ETF. Both VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF lost value during the reporting period, while Schwab® U.S. Small-Cap ETF had the smallest positive return.
Which Underlying Equity ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs making the strongest positive contributions to the Fund’s return were Vanguard Mega Cap Value ETF, iShares® Core MSCI EAFE ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF detracted marginally from absolute performance. The smallest positive contribution came from iShares® MSCI EAFE Small-Cap ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs that posted the largest total returns included iShares® Broad USD High Yield Corporate Bond ETF, iShares® Broad USD Investment Grade Corporate Bond ETF and iShares® 0-5 Year High Yield Corp Bond ETF. The Vanguard Short-Term Bond ETF was the only Underlying Fixed-Income ETF to generate a loss during the reporting period. The lowest positive returns came from Schwab® U.S. Aggregate Bond ETF and iShares® Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
The Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares® Broad USD Investment Grade Corporate Bond ETF, iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF. The Fund’s position in Vanguard Short-Term Bond ETF detracted slightly from performance, while iShares® Broad USD High Yield Corporate Bond ETF and Invesco Senior Loan ETF made the smallest positive contributions.
How was the Fund positioned at the end of the reporting period?
With the Delta variant-driven wave of the pandemic receding, monetary support still in place, a further boost to fiscal spending likely via the infrastructure bill and the “Build Back Better” reconciliation package, and healthy household balance sheets and income statements driving consumption, prospects for accelerating economic growth appeared to be favorable. While cost pressures may test profit margins, we nevertheless anticipated corporate earnings were likely to continue moving materially higher. Given these underlying conditions, we believed a long-awaited rotation from growth to value might soon materialize. We expected this shift to be driven by the aforementioned reacceleration in business activity, a handoff in consumer spending from goods to services, and persistent inflationary pressures that jeopardize long-duration assets. In our view, this long-duration bucket included growth stocks with prices predicated to a large degree on more distant earnings.
As of October 31, 2021, the Fund was positioned to reflect our views, gently leaning into risk overall through overweight exposure to both global equities and lower-quality credits, and explicitly favoring value over growth. The Fund emphasized small-cap stocks and international developed markets due to their sector composition, which included greater exposure to more cyclical industries than U.S. large caps. In addition, international developed markets were positioned to benefit from a potentially weaker U.S. dollar. On the fixed-income side, the Fund held shorter maturity, more credit-sensitive bonds to protect against an
25

inflation-driven shift upward in the U.S. Treasury yield curve.2 As a slight hedge against the possibility of a mistake on the part of monetary authorities that would allow inflation to spike meaningfully higher, the Fund also held cash and a small exposure to the stock of gold mining companies.
In short, the posture of the Fund reflected our expectation that risk assets were positioned to benefit from prevailing and emerging conditions, as well as significant shifts within and between markets. If, as we believe likely, the dominance of U.S. large-cap growth gives way to more economically sensitive and attractively valued segments, we believe the Fund should prove to be well-positioned.
2.	The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
None of Schwab Strategic Trust, Schwab U.S. Small-Cap ETF, Schwab U.S. Aggregate Bond ETF, or Charles Schwab Investment Management, Inc. make any representations regarding the advisability of investing in MainStay Conservative ETF Allocation Fund.
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in MainStay Conservative ETF Allocation Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
26	MainStay Conservative ETF Allocation Fund

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 99.3%
Equity Funds 44.6%
iShares Core MSCI EAFE ETF	43,184	$ 3,304,008
iShares Core S&P Mid-Cap ETF	399	111,181
iShares Core S&P Small-Cap ETF	1,482	167,555
iShares MSCI EAFE Small-Cap ETF	4,333	330,391
Schwab U.S. Mid-Cap ETF	6,121	495,128
Schwab U.S. Small-Cap ETF (a)	23,649	2,472,739
VanEck Gold Miners ETF	14,973	474,794
Vanguard FTSE Europe ETF (a)	9,593	661,054
Vanguard Mega Cap ETF (a)	20,386	3,331,480
Vanguard Mega Cap Value ETF (a)	19,042	1,970,466
Vanguard Mid-Cap ETF	5,422	1,368,296
Total Equity Funds (Cost $12,595,715)		14,687,092
Fixed Income Funds 54.7%
Invesco Senior Loan ETF (a)	111,394	2,459,580
iShares 0-5 Year High Yield Corporate Bond ETF	35,974	1,638,616
iShares Broad USD High Yield Corporate Bond ETF (a)	31,864	1,315,983
iShares Broad USD Investment Grade Corporate Bond ETF	41,410	2,494,124
iShares Core U.S. Aggregate Bond ETF	43,470	4,983,401
Schwab U.S. Aggregate Bond ETF	91,940	4,983,148
Vanguard Short-Term Bond ETF	2,010	163,694
Total Fixed Income Funds (Cost $18,118,979)		18,038,546
Total Investment Companies (Cost $30,714,694)		32,725,638
Short-Term Investments 19.2%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	183,798	183,798
Unaffiliated Investment Companies 18.7%
BlackRock Liquidity FedFund, 0.025% (b)(c)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	5,152,048	5,152,048
Total Unaffiliated Investment Companies (Cost $6,152,048)		6,152,048
Total Short-Term Investments (Cost $6,335,846)		6,335,846
Total Investments (Cost $37,050,540)	118.5%	39,061,484
Other Assets, Less Liabilities	(18.5)	(6,098,845)
Net Assets	100.0%	$ 32,962,639

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of October 31, 2021, the aggregate market value of securities on loan was $6,019,296. The Fund received cash collateral with a value of $6,152,048. (See Note 2(H))
(b)	Current yield as of October 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 14,687,092	$ —	$ —	$ 14,687,092
Fixed Income Funds	18,038,546	—	—	18,038,546
Total Investment Companies	32,725,638	—	—	32,725,638
Short-Term Investments
Affiliated Investment Company	183,798	—	—	183,798
Unaffiliated Investment Companies	6,152,048	—	—	6,152,048
Total Short-Term Investments	6,335,846	—	—	6,335,846
Total Investments in Securities	$ 39,061,484	$ —	$ —	$ 39,061,484

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay Conservative ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $36,866,742) including securities on loan of $6,019,296	$38,877,686
Investment in affiliated investment companies, at value (identified cost $183,798)	183,798
Cash	1,949
Receivables:
Fund shares sold	44,280
Securities lending	2,150
Interest	3
Other assets	56,882
Total assets	39,166,748
Liabilities
Cash collateral received for securities on loan	6,152,048
Payables:
Fund shares redeemed	22,449
NYLIFE Distributors (See Note 3)	7,232
Offering costs	6,265
Transfer agent (See Note 3)	5,097
Shareholder communication	4,847
Manager (See Note 3)	4,485
Trustees	305
Professional fees	89
Accrued expenses	1,292
Total liabilities	6,204,109
Net assets	$32,962,639
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 2,897
Additional paid-in-capital	30,903,902
30,906,799
Total distributable earnings (loss)	2,055,840
Net assets	$32,962,639
Class A
Net assets applicable to outstanding shares	$31,745,908
Shares of beneficial interest outstanding	2,790,073
Net asset value per share outstanding	$ 11.38
Maximum sales charge (3.00% of offering price)	0.35
Maximum offering price per share outstanding	$ 11.73
Class C
Net assets applicable to outstanding shares	$ 457,108
Shares of beneficial interest outstanding	40,261
Net asset value and offering price per share outstanding	$ 11.35
Class I
Net assets applicable to outstanding shares	$ 63,307
Shares of beneficial interest outstanding	5,570
Net asset value and offering price per share outstanding	$ 11.37
Class R3
Net assets applicable to outstanding shares	$ 79,860
Shares of beneficial interest outstanding	7,025
Net asset value and offering price per share outstanding	$ 11.37
SIMPLE Class
Net assets applicable to outstanding shares	$ 616,456
Shares of beneficial interest outstanding	54,224
Net asset value and offering price per share outstanding	$ 11.37

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$315,323
Securities lending	15,187
Dividends-affiliated	39
Total income	330,549
Expenses
Distribution/Service—Class A (See Note 3)	35,569
Distribution/Service—Class C (See Note 3)	2,338
Distribution/Service—Class R3 (See Note 3)	183
Distribution/Service—SIMPLE Class (See Note 3)	948
Manager (See Note 3)	29,438
Offering (See Note 2)	23,161
Registration	15,290
Professional fees	11,540
Custodian	2,319
Shareholder communication	2,174
Transfer agent (See Note 3)	1,705
Trustees	316
Insurance	127
Shareholder service (See Note 3)	37
Miscellaneous	825
Total expenses before waiver/reimbursement	125,970
Expense waiver/reimbursement from Manager (See Note 3)	(5,941)
Net expenses	120,029
Net investment income (loss)	210,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	78,065
Net change in unrealized appreciation (depreciation) on unaffiliated investments	554,929
Net realized and unrealized gain (loss)	632,994
Net increase (decrease) in net assets resulting from operations	$843,514
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay Conservative ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the period June 30,2020 (inception date) through April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 210,520	$ 166,661
Net realized gain (loss)	78,065	(30,925)
Net change in unrealized appreciation (depreciation)	554,929	1,456,015
Net increase (decrease) in net assets resulting from operations	843,514	1,591,751
Distributions to shareholders:
Class A	(208,755)	(142,574)
Class C	(1,746)	(1,479)
Class I	(593)	(23,570)
Class R3	(415)	(412)
SIMPLE Class	(2,470)	(450)
Total distributions to shareholders	(213,979)	(168,485)
Capital share transactions:
Net proceeds from sales of shares	10,466,724	28,017,054
Net asset value of shares issued to shareholder in reinvestment of distributions	210,250	162,923
Cost of shares redeemed	(3,091,222)	(4,855,891)
Increase (decrease) in net assets derived from capital share transactions	7,585,752	23,324,086
Net increase (decrease) in net assets	8,215,287	24,747,352
Net Assets
Beginning of period	24,747,352	—
End of period	$32,962,639	$24,747,352
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class A		2021
Net asset value at beginning of period	$ 11.13	$ 10.00
Net investment income (loss) (a)	0.08	0.11
Net realized and unrealized gain (loss)	0.25	1.12
Total from investment operations	0.33	1.23
Less distributions:
From net investment income	(0.08)	(0.09)
From net realized gain on investments	—	(0.01)
Total distributions	(0.08)	(0.10)
Net asset value at end of period	$ 11.38	$ 11.13
Total investment return (b)	3.01%	12.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.45%	1.25%
Net expenses††(c)	0.80%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.84%	1.49%
Portfolio turnover rate	25%	56%
Net assets at end of period (in 000’s)	$ 31,746	$ 23,951

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class C		2021
Net asset value at beginning of period	$ 11.10	$ 10.00
Net investment income (loss) (a)	0.04	0.05
Net realized and unrealized gain (loss)	0.25	1.10
Total from investment operations	0.29	1.15
Less distributions:
From net investment income	(0.04)	(0.04)
From net realized gain on investments	—	(0.01)
Total distributions	(0.04)	(0.05)
Net asset value at end of period	$ 11.35	$ 11.10
Total investment return (b)	2.63%	11.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.75%	0.58%
Net expenses††(c)	1.55%	1.55%
Expenses (before waiver/reimbursement)††(c)	1.61%	2.24%
Portfolio turnover rate	25%	56%
Net assets at end of period (in 000’s)	$ 457	$ 472

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	MainStay Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class I		2021
Net asset value at beginning of period	$ 11.13	$ 10.00
Net investment income (loss) (a)	0.10	0.15
Net realized and unrealized gain (loss)	0.25	1.10
Total from investment operations	0.35	1.25
Less distributions:
From net investment income	(0.11)	(0.11)
From net realized gain on investments	—	(0.01)
Total distributions	(0.11)	(0.12)
Net asset value at end of period	$ 11.37	$ 11.13
Total investment return (b)	3.23%	12.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.74%	1.71%
Net expenses††(c)	0.55%	0.55%
Expenses (before waiver/reimbursement)††(c)	0.59%	1.24%
Portfolio turnover rate	25%	56%
Net assets at end of period (in 000’s)	$ 63	$ 61

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class R3		2021
Net asset value at beginning of period	$ 11.12	$ 10.00
Net investment income (loss) (a)	0.06	0.07
Net realized and unrealized gain (loss)	0.25	1.12
Total from investment operations	0.31	1.19
Less distributions:
From net investment income	(0.06)	(0.06)
From net realized gain on investments	—	(0.01)
Total distributions	(0.06)	(0.07)
Net asset value at end of period	$ 11.37	$ 11.12
Total investment return (b)	2.84%	11.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.13%	0.79%
Net expenses††(c)	1.15%	1.15%
Expenses (before waiver/reimbursement)††(c)	1.19%	1.84%
Portfolio turnover rate	25%	56%
Net assets at end of period (in 000’s)	$ 80	$ 68

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	MainStay Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	August 31, 2020^ through April 30,
SIMPLE Class		2021
Net asset value at beginning of period	$ 11.12	$ 10.46
Net investment income (loss) (a)	0.06	0.08
Net realized and unrealized gain (loss)	0.26	0.66
Total from investment operations	0.32	0.74
Less distributions:
From net investment income	(0.07)	(0.07)
From net realized gain on investments	—	(0.01)
Total distributions	(0.07)	(0.08)
Net asset value at end of period	$ 11.37	$ 11.12
Total investment return (b)	2.92%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.04%	0.92%
Net expenses††(c)	1.05%	1.05%
Expenses (before waiver/reimbursement)††(c)	1.11%	1.74%
Portfolio turnover rate	25%	56%
Net assets at end of period (in 000’s)	$ 616	$ 195

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

MainStay Moderate ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	1.33%	17.56%	15.38%	1.12%
		Excluding sales charges		4.46	21.19	18.04	1.12
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	3.06	19.28	17.20	1.85
	if redeemed Within One Year of Purchase	Excluding sales charges		4.06	20.28	17.20	1.85
Class I Shares	No Sales Charge		6/30/2020	4.63	21.57	18.40	0.87
Class R3 Shares	No Sales Charge		6/30/2020	4.30	20.85	17.70	1.47
SIMPLE Class Shares	No Sales Charge		8/31/2020	4.30	20.64	14.03	1.35

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
36	MainStay Moderate ETF Allocation Fund

Benchmark Performance*	Six Months[1]	One Year	Since Inception
S&P 500® Index[2]	10.91%	42.91%	36.46%
MSCI EAFE® Index (Net)[3]	4.14	34.18	25.17
Bloomberg U.S. Aggregate Bond Index[4]	1.06	-0.48	-0.23
Moderate Allocation Composite Index[5]	5.95	22.88	19.23
Morningstar Allocation – 50% to 70% Equity Category Average[6]	4.82	25.82	21.93

1.	Not annualized.
2.	The S&P 500® Index is the Fund’s primary broad-based securities market index for comparison purposes. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The MSCI EAFE® Index (Net) is the Fund's secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Bloomberg U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Fund has selected the Moderate Allocation Composite Index as an additional benchmark. The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6.	The Morningstar Allocation – 50% to 70% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
37

Cost in Dollars of a $1,000 Investment in MainStay Moderate ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,044.60	$3.30	$1,021.98	$3.26	0.64%
Class C Shares	$1,000.00	$1,040.60	$7.41	$1,017.95	$7.32	1.44%
Class I Shares	$1,000.00	$1,046.30	$2.01	$1,023.24	$1.99	0.39%
Class R3 Shares	$1,000.00	$1,043.00	$5.10	$1,020.21	$5.04	0.99%
SIMPLE Class Shares	$1,000.00	$1,043.00	$4.84	$1,020.47	$4.79	0.94%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
38	MainStay Moderate ETF Allocation Fund

Asset Diversification as of October 31, 2021 (Unaudited)
Equity Funds	64.0%
Fixed Income Funds	34.8
Short-Term Investments	12.6
Other Assets, Less Liabilities	(11.4)
See Portfolio of Investments beginning on page 43 for specific holdings within these categories. The Fund’s holdings are subject to change.

39

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Moderate ETF Allocation Fund perform relative to its benchmarks and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay Moderate ETF Allocation Fund returned 4.63%, underperforming the 10.91% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 4.14% return of the MSCI EAFE® Index (Net), which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 1.06% return of the Bloomberg U.S. Aggregate Bond Index, and underperformed the 5.95% return of the Moderate Allocation Composite Index, both of which are additional benchmarks of the Fund. For the six months ended October 31, 2021, Class I shares of the Fund underperformed the 4.82% return of the Morningstar Allocation—50% to 70% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds" that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance. Fund management internally maintains a blend of indices that are taken into consideration when managing the Fund.
During the reporting period, the performance of the Fund moderately trailed that of the internally maintained blend of indices. The shortfall was driven by asset class policy, primarily within the equity portion of the fund. Anticipating a rapid acceleration in economic growth as businesses fully reopen following pandemic restrictions, we positioned the Fund to favor more cyclical parts of the global economy. These included small-cap, value and non-U.S. developed markets at the expense, first and foremost, of technology-centric U.S. large-cap growth. While these positions performed well in the early spring, the arrival of the Delta variant of the COVID-19 virus and an early decline in the rate of vaccinations led to a reversal shortly thereafter, and the Fund gave up ground accordingly.
Positioning in the fixed-income portfolio also detracted slightly from relative returns. The Fund held exposure to cash and stock in gold mining companies to protect against a disruptive move higher in long bond yields. As it happened, yields fell when the latest wave of the pandemic led to waning rates of growth.
Conversely, some positions bolstered relative returns. Most notably, performance benefited from the Fund’s slight tilt toward stocks over bonds for much of the reporting period. The Fund further increased its equity exposure during the market pullback in September 2021, lifting performance at the margin as stocks ended the reporting period at their highs.
How did you allocate the Fund’s assets during the reporting period and why?
With the vaccination campaign well underway, new infections in retreat, monetary policy still highly accommodative and additional fiscal stimulus being pumped into the economy, we were very optimistic regarding earnings growth as the reporting period began. At the same time, supply/demand mismatches were already in evidence in both labor and product markets, feeding inflationary pressures, and we were somewhat skeptical of the idea that these would prove as transitory in nature as members of the U.S. Federal Reserve were arguing. This combination of strong growth and valuation-threatening inflation led us to maintain a close-to-neutral posture in terms of the Fund’s stock/bond mix, but with an emphasis on the more cyclical elements of the global economy, specifically, value stocks and foreign developed markets. Likewise, we positioned the Fund for a move higher in bond yields by focusing on shorter-maturity bond funds and tilting toward corporate credit. The Fund also maintained a holding in gold mining stocks as a hedge against a possible rapid runup in inflation.
The arrival of the Delta variant of the COVID-19 virus and a fourth wave of the pandemic effectively interrupted this reopening trade. Believing that this, too, would pass and the expansion would resume and reaccelerate, we maintained the Fund’s pro-cyclical positioning. Indeed, we added to equity positions during September’s market weakness, leaving the Fund with moderately overweight exposure to stocks as the reporting period ended.
How did the Fund’s allocations change over the course of the reporting period?
As noted above, changes during the quarter were relatively modest. They included:
•    Increasing the Fund’s position in Schwab® U.S. Small-Cap ETF by a few percent, mostly during the market correction in September;
•    Enlarging positions in iShares® Broad USD High Yield Corp ETF and Invesco Senior Loan ETF to add further credit exposure (partially offset by a reduction in exposure to iShares® 0-5 Year High Yield Corp Bond ETF);

1.	See page 36 for other share class returns, which may be higher or lower than Class I share returns. See page 37 for more information on benchmark and peer group returns.
40	MainStay Moderate ETF Allocation Fund

•    Funding the above purchases from a mix of cash and investment-grade bonds (through a reduction in exposure to iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF);
•    Shifting assets from iShares® Core MSCI Emerging Markets ETF and iShares® Core MSCI EAFE ETF into Vanguard FTSE Europe ETF and iShares® MSCI Small Cap EAFE ETF. We took this step with three goals in mind: to sidestep some of the challenges materializing in China; to more precisely focus our pro-cyclical preference on Continental Europe over the broader developed market complex; and to extend the Fund’s small-cap tilt toward to the non-U.S. space.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
The Underlying Equity ETFs that posted the largest total returns included Vanguard Mega Cap ETF, Vanguard Mid-Cap ETF and Vanguard Mega Cap Value ETF. Both VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF lost value during the reporting period, while Schwab® U.S. Small-Cap ETF had the smallest positive return.
Which Underlying Equity ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs making the strongest positive contributions to the Fund’s return were Vanguard Mega Cap Value ETF, iShares® Core MSCI EAFE ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF detracted marginally from absolute performance. The smallest positive contribution came from iShares® MSCI EAFE Small Cap ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs that posted the largest total returns included iShares® Broad USD High Yield Corporate Bond ETF, iShares® Broad USD Investment Grade Corporate Bond ETF and iShares® 0-5 Year High Yield Corp Bond ETF. The Vanguard Short-Term Bond ETF was the only Underlying Fixed-Income ETF to generate a loss during the reporting period. The lowest positive returns came from Schwab® U.S. Aggregate Bond ETF and iShares® Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
The Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares® Broad USD Investment Grade Corporate Bond ETF, iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF. The Fund’s position in Vanguard Short-Term Bond ETF detracted slightly from performance, while iShares® Broad USD High Yield Corporate Bond ETF and Invesco Senior Loan ETF made the smallest positive contributions.
How was the Fund positioned at the end of the reporting period?
With the Delta variant-driven wave of the pandemic receding, monetary support still in place, a further boost to fiscal spending likely via the infrastructure bill and the “Build Back Better” reconciliation package, and healthy household balance sheets and income statements driving consumption, prospects for accelerating economic growth appeared to be favorable. While cost pressures may test profit margins, we nevertheless anticipated corporate earnings were likely to continue moving materially higher. Given these underlying conditions, we believed a long-awaited rotation from growth to value might soon materialize. We expected this shift to be driven by the aforementioned reacceleration in business activity, a handoff in consumer spending from goods to services, and persistent inflationary pressures that jeopardize long-duration assets. In our view, this long-duration bucket included growth stocks with prices predicated to a large degree on more distant earnings.
As of October 31, 2021, the Fund was positioned to reflect our views, gently leaning into risk overall through overweight exposure to both global equities and lower-quality credits, and explicitly favoring value over growth. The Fund emphasized small-cap stocks and international developed markets due to their sector composition, which included greater exposure to more cyclical industries than U.S. large caps. In addition, international developed markets were positioned to benefit from a potentially weaker U.S. dollar. On the fixed-income side, the Fund held shorter maturity, more credit-sensitive bonds to protect against an
41

inflation-driven shift upward in the U.S. Treasury yield curve.2 As a slight hedge against the possibility of a mistake on the part of monetary authorities that would allow inflation to spike meaningfully higher, the Fund also held cash and a small exposure to the stock of gold mining companies.
In short, the posture of the Fund reflected our expectation that risk assets were positioned to benefit from prevailing and emerging conditions, as well as significant shifts within and between markets. If, as we believe likely, the dominance of U.S. large-cap growth gives way to more economically sensitive and attractively valued segments, we believe the Fund should prove to be well-positioned.
2.	The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
None of Schwab Strategic Trust, Schwab U.S. Small-Cap ETF, Schwab U.S. Aggregate Bond ETF, or Charles Schwab Investment Management, Inc. make any representations regarding the advisability of investing in MainStay Moderate ETF Allocation Fund.
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in MainStay Moderate ETF Allocation Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
42	MainStay Moderate ETF Allocation Fund

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 98.8%
Equity Funds 64.0%
iShares Core MSCI EAFE ETF	151,719	$ 11,608,021
iShares Core MSCI Emerging Markets ETF	6,429	401,362
iShares Core S&P Mid-Cap ETF	1,851	515,781
iShares Core S&P Small-Cap ETF	3,747	423,636
iShares MSCI EAFE Small-Cap ETF (a)	10,811	824,339
Schwab U.S. Mid-Cap ETF (a)	28,581	2,311,917
Schwab U.S. Small-Cap ETF (a)	60,194	6,293,884
VanEck Gold Miners ETF	37,600	1,192,296
Vanguard FTSE Europe ETF	24,034	1,656,183
Vanguard Mega Cap ETF (a)	104,883	17,139,980
Vanguard Mega Cap Value ETF	48,206	4,988,357
Vanguard Mid-Cap ETF	25,264	6,375,623
Total Equity Funds (Cost $46,205,125)		53,731,379
Fixed Income Funds 34.8%
Invesco Senior Loan ETF (a)	188,537	4,162,897
iShares 0-5 Year High Yield Corporate Bond ETF	45,697	2,081,499
iShares Broad USD High Yield Corporate Bond ETF (a)	80,696	3,332,745
iShares Broad USD Investment Grade Corporate Bond ETF	63,713	3,837,434
iShares Core U.S. Aggregate Bond ETF	66,944	7,674,460
Schwab U.S. Aggregate Bond ETF	141,685	7,679,327
Vanguard Short-Term Bond ETF	5,103	415,588
Total Fixed Income Funds (Cost $29,328,156)		29,183,950
Total Investment Companies (Cost $75,533,281)		82,915,329
Short-Term Investments 12.6%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	675,703	675,703
Unaffiliated Investment Companies 11.8%
BlackRock Liquidity FedFund, 0.025% (b)(c)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	4,945,464	4,945,464
Total Unaffiliated Investment Companies (Cost $9,945,464)		9,945,464
Total Short-Term Investments (Cost $10,621,167)		10,621,167
Total Investments (Cost $86,154,448)	111.4%	93,536,496
Other Assets, Less Liabilities	(11.4)	(9,580,416)
Net Assets	100.0%	$ 83,956,080

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of October 31, 2021, the aggregate market value of securities on loan was $9,728,322. The Fund received cash collateral with a value of $9,945,464. (See Note 2(H))
(b)	Current yield as of October 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 53,731,379	$ —	$ —	$ 53,731,379
Fixed Income Funds	29,183,950	—	—	29,183,950
Total Investment Companies	82,915,329	—	—	82,915,329
Short-Term Investments
Affiliated Investment Company	675,703	—	—	675,703
Unaffiliated Investment Companies	9,945,464	—	—	9,945,464
Total Short-Term Investments	10,621,167	—	—	10,621,167
Total Investments in Securities	$ 93,536,496	$ —	$ —	$ 93,536,496

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	MainStay Moderate ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $85,478,745) including securities on loan of $9,728,322	$92,860,793
Investment in affiliated investment companies, at value (identified cost $675,703)	675,703
Cash	5,168
Receivables:
Fund shares sold	573,574
Securities lending	3,044
Interest	6
Other assets	60,957
Total assets	94,179,245
Liabilities
Cash collateral received for securities on loan	9,945,464
Payables:
Investment securities purchased	226,124
NYLIFE Distributors (See Note 3)	17,909
Manager (See Note 3)	13,680
Transfer agent (See Note 3)	8,277
Offering costs	5,137
Shareholder communication	3,783
Fund shares redeemed	2,598
Professional fees	66
Accrued expenses	127
Total liabilities	10,223,165
Net assets	$83,956,080
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 6,766
Additional paid-in-capital	76,138,206
76,144,972
Total distributable earnings (loss)	7,811,108
Net assets	$83,956,080
Class A
Net assets applicable to outstanding shares	$81,235,324
Shares of beneficial interest outstanding	6,545,618
Net asset value per share outstanding	$ 12.41
Maximum sales charge (3.00% of offering price)	0.38
Maximum offering price per share outstanding	$ 12.79
Class C
Net assets applicable to outstanding shares	$ 583,742
Shares of beneficial interest outstanding	47,412
Net asset value and offering price per share outstanding	$ 12.31
Class I
Net assets applicable to outstanding shares	$ 84,149
Shares of beneficial interest outstanding	6,774
Net asset value and offering price per share outstanding	$ 12.42
Class R3
Net assets applicable to outstanding shares	$ 561,217
Shares of beneficial interest outstanding	45,365
Net asset value and offering price per share outstanding	$ 12.37
SIMPLE Class
Net assets applicable to outstanding shares	$ 1,491,648
Shares of beneficial interest outstanding	120,637
Net asset value and offering price per share outstanding	$ 12.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$ 695,545
Securities lending	24,319
Dividends-affiliated	93
Total income	719,957
Expenses
Distribution/Service—Class A (See Note 3)	86,305
Distribution/Service—Class C (See Note 3)	2,807
Distribution/Service—Class R3 (See Note 3)	1,234
Distribution/Service—SIMPLE Class (See Note 3)	2,379
Manager (See Note 3)	71,111
Offering (See Note 2)	22,365
Registration	20,788
Professional fees	11,626
Transfer agent (See Note 3)	5,666
Custodian	2,530
Shareholder communication	2,238
Trustees	380
Shareholder service (See Note 3)	247
Insurance	127
Miscellaneous	891
Total expenses	230,694
Net investment income (loss)	489,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(19,236)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	2,575,544
Net realized and unrealized gain (loss)	2,556,308
Net increase (decrease) in net assets resulting from operations	$3,045,571
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	MainStay Moderate ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the period June 30,2020 (inception date) through April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 489,263	$ 262,753
Net realized gain (loss)	(19,236)	(90,057)
Net change in unrealized appreciation (depreciation)	2,575,544	4,806,504
Net increase (decrease) in net assets resulting from operations	3,045,571	4,979,200
Distributions to shareholders:
Class A	—	(197,353)
Class C	—	(1,749)
Class I	—	(19,970)
Class R3	—	(240)
SIMPLE Class	—	(758)
Total distributions to shareholders	—	(220,070)
Capital share transactions:
Net proceeds from sales of shares	29,419,238	57,643,234
Net asset value of shares issued to shareholder in reinvestment of distributions	—	217,534
Cost of shares redeemed	(4,289,540)	(6,839,087)
Increase (decrease) in net assets derived from capital share transactions	25,129,698	51,021,681
Net increase (decrease) in net assets	28,175,269	55,780,811
Net Assets
Beginning of period	55,780,811	—
End of period	$83,956,080	$55,780,811
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class A		2021
Net asset value at beginning of period	$ 11.88	$ 10.00
Net investment income (loss) (a)	0.09	0.10
Net realized and unrealized gain (loss)	0.44	1.85
Total from investment operations	0.53	1.95
Less distributions:
From net investment income	—	(0.06)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.07)
Net asset value at end of period	$ 12.41	$ 11.88
Total investment return (b)	4.46%	19.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.39%	1.02%
Net expenses††(c)	0.64%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.64%	1.04%
Portfolio turnover rate	21%	45%
Net assets at end of period (in 000’s)	$ 81,235	$ 54,345

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class C		2021
Net asset value at beginning of period	$ 11.83	$ 10.00
Net investment income (loss) (a)	0.04	0.03
Net realized and unrealized gain (loss)	0.44	1.85
Total from investment operations	0.48	1.88
Less distributions:
From net investment income	—	(0.04)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.05)
Net asset value at end of period	$ 12.31	$ 11.83
Total investment return (b)	4.06%	18.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.60%	0.29%
Net expenses††(c)	1.44%	1.55%
Expenses (before waiver/reimbursement)††(c)	1.44%	1.77%
Portfolio turnover rate	21%	45%
Net assets at end of period (in 000’s)	$ 584	$ 506

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	MainStay Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class I		2021
Net asset value at beginning of period	$ 11.87	$ 10.00
Net investment income (loss) (a)	0.10	0.13
Net realized and unrealized gain (loss)	0.45	1.84
Total from investment operations	0.55	1.97
Less distributions:
From net investment income	—	(0.09)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.10)
Net asset value at end of period	$ 12.42	$ 11.87
Total investment return (b)	4.63%	19.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.69%	1.40%
Net expenses††(c)	0.39%	0.55%
Expenses (before waiver/reimbursement)††(c)	0.39%	0.79%
Portfolio turnover rate	21%	45%
Net assets at end of period (in 000’s)	$ 84	$ 52

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class R3		2021
Net asset value at beginning of period	$ 11.86	$ 10.00
Net investment income (loss) (a)	0.06	0.07
Net realized and unrealized gain (loss)	0.45	1.85
Total from investment operations	0.51	1.92
Less distributions:
From net investment income	—	(0.05)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.06)
Net asset value at end of period	$ 12.37	$ 11.86
Total investment return (b)	4.30%	19.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.99%	0.76%
Net expenses††(c)	0.99%	1.15%
Expenses (before waiver/reimbursement)††(c)	0.99%	1.39%
Portfolio turnover rate	21%	45%
Net assets at end of period (in 000’s)	$ 561	$ 403

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	MainStay Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	August 31, 2020^ through April 30,
SIMPLE Class		2021
Net asset value at beginning of period	$ 11.85	$ 10.66
Net investment income (loss) (a)	0.06	0.06
Net realized and unrealized gain (loss)	0.45	1.19
Total from investment operations	0.51	1.25
Less distributions:
From net investment income	—	(0.05)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.06)
Net asset value at end of period	$ 12.36	$ 11.85
Total investment return (b)	4.30%	11.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.98%	0.62%
Net expenses††(c)	0.94%	1.05%
Expenses (before waiver/reimbursement)††(c)	0.94%	1.27%
Portfolio turnover rate	21%	45%
Net assets at end of period (in 000’s)	$ 1,492	$ 475

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

MainStay Growth ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	2.23%	26.02%	22.68%	1.50%
		Excluding sales charges		5.39	29.91	25.51	1.50
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	3.95	27.88	24.50	2.21
	if redeemed Within One Year of Purchase	Excluding sales charges		4.95	28.88	24.50	2.21
Class I Shares	No Sales Charge		6/30/2020	5.57	30.23	25.83	1.25
Class R3 Shares	No Sales Charge		6/30/2020	5.17	29.47	25.01	1.85
SIMPLE Class Shares	No Sales Charge		8/31/2020	5.24	29.55	20.49	1.71

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
52	MainStay Growth ETF Allocation Fund

Benchmark Performance*	Six Months[1]	One Year	Since Inception
S&P 500® Index[2]	10.91%	42.91%	36.46%
MSCI EAFE® Index (Net)[3]	4.14	34.18	25.17
Bloomberg U.S. Aggregate Bond Index[4]	1.06	-0.48	-0.23
Growth Allocation Composite Index[5]	7.59	31.58	26.28
Morningstar Allocation – 70% to 85% Equity Category Average[6]	5.41	31.44	26.54

1.	Not annualized.
2.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The MSCI EAFE® Index (Net) is the Fund's secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Bloomberg U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Fund has selected the Growth Allocation Composite Index as an additional benchmark. The Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6.	The Morningstar Allocation – 70% to 85% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
53

Cost in Dollars of a $1,000 Investment in MainStay Growth ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,053.90	$3.99	$1,021.32	$3.92	0.77%
Class C Shares	$1,000.00	$1,049.50	$7.85	$1,017.54	$7.73	1.52%
Class I Shares	$1,000.00	$1,055.70	$2.69	$1,022.58	$2.65	0.52%
Class R3 Shares	$1,000.00	$1,051.70	$5.79	$1,019.56	$5.70	1.12%
SIMPLE Class Shares	$1,000.00	$1,052.40	$5.28	$1,020.06	$5.19	1.02%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
54	MainStay Growth ETF Allocation Fund

Asset Diversification as of October 31, 2021 (Unaudited)
Equity Funds	84.3%
Fixed Income Funds	14.9
Short-Term Investments	15.4
Other Assets, Less Liabilities	(14.6)
See Portfolio of Investments beginning on page 59 for specific holdings within these categories. The Fund’s holdings are subject to change.

55

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Growth ETF Allocation Fund perform relative to its benchmarks and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay Growth ETF Allocation Fund returned 5.57%, underperforming the 10.91% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 4.14% return of the MSCI EAFE® Index (Net), which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the 1.06% return of the Bloomberg U.S. Aggregate Bond Index, and underperformed the 7.59% return of the Growth Allocation Composite Index, both of which are additional benchmarks of the Fund. For the six months ended October 31, 2021, Class I shares of the Fund outperformed the 5.41% return of the Morningstar Allocation—70% to 85% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds" that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance. Fund management internally maintains a blend of indices that are taken into consideration when managing the Fund.
During the reporting period, the performance of the Fund moderately trailed that of the internally maintained blend of indices. The shortfall was driven by asset class policy, primarily within the equity portion of the fund. Anticipating a rapid acceleration in economic growth as businesses fully reopen following pandemic restrictions, we positioned the Fund to favor more cyclical parts of the global economy. These included small-cap, value and non-U.S. developed markets at the expense, first and foremost, of technology-centric U.S. large-cap growth. While these positions performed well in the early spring, the arrival of the Delta variant of the COVID-19 virus and an early decline in the rate of vaccinations led to a reversal shortly thereafter, and the Fund gave up ground accordingly.
Positioning in the fixed-income portfolio also detracted slightly from relative returns. The Fund held exposure to cash and stock in gold mining companies to protect against a disruptive move higher in long bond yields. As it happened, yields fell when the latest wave of the pandemic led to waning rates of growth.
Conversely, some positions bolstered relative returns. Most notably, performance benefited from the Fund’s slight tilt toward stocks over bonds for much of the reporting period. The Fund further increased its equity exposure during the market pullback in September 2021, lifting performance at the margin as stocks ended the reporting period at their highs.
How did you allocate the Fund’s assets during the reporting period and why?
With the vaccination campaign well underway, new infections in retreat, monetary policy still highly accommodative and additional fiscal stimulus being pumped into the economy, we were very optimistic regarding earnings growth as the reporting period began. At the same time, supply/demand mismatches were already in evidence in both labor and product markets, feeding inflationary pressures, and we were somewhat skeptical of the idea that these would prove as transitory in nature as members of the U.S. Federal Reserve were arguing. This combination of strong growth and valuation-threatening inflation led us to maintain a close-to-neutral posture in terms of the Fund’s stock/bond mix, but with an emphasis on the more cyclical elements of the global economy, specifically, value stocks and foreign developed markets. Likewise, we positioned the Fund for a move higher in bond yields by focusing on shorter-maturity bond funds and tilting toward corporate credit. The Fund also maintained a holding in gold mining stocks as a hedge against a possible rapid runup in inflation.
The arrival of the Delta variant of the COVID-19 virus and a fourth wave of the pandemic effectively interrupted this reopening trade. Believing that this, too, would pass and the expansion would resume and reaccelerate, we maintained the Fund’s pro-cyclical positioning. Indeed, we added to equity positions during September’s market weakness, leaving the Fund with moderately overweight exposure to stocks as the reporting period ended.
How did the Fund’s allocations change over the course of the reporting period?
As noted above, changes during the quarter were relatively modest. They included:
•    Increasing the Fund’s position in Schwab® U.S. Small-Cap ETF by a few percent, mostly during the market correction in September;
•    Enlarging positions in iShares® Broad USD High Yield Corp ETF and Invesco Senior Loan ETF to add further credit exposure (partially offset by a reduction in exposure to iShares® 0-5 Year High Yield Corp Bond ETF);

1.	See page 52 for other share class returns, which may be higher or lower than Class I share returns. See page 53 for more information on benchmark and peer group returns.
56	MainStay Growth ETF Allocation Fund

•    Funding the above purchases from a mix of cash and investment-grade bonds (through a reduction in exposure to iShares® Core U.S. Aggregate Bond ETF and Schwab® U.S. Aggregate Bond ETF);
•    Shifting assets from iShares® Core MSCI Emerging Markets ETF and iShares® Core MSCI EAFE ETF into Vanguard FTSE Europe ETF and iShares® MSCI EAFE Small-Cap ETF. We took this step with three goals in mind: to sidestep some of the challenges materializing in China; to more precisely focus our pro-cyclical preference on Continental Europe over the broader developed market complex; and to extend the Fund’s small-cap tilt toward to the non-U.S. space.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
The Underlying Equity ETFs that posted the largest total returns included Vanguard Mega Cap ETF, Vanguard Mid-Cap ETF and Vanguard Mega Cap Value ETF. Both VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF lost value during the reporting period, while Schwab® U.S. Small-Cap ETF had the smallest positive return.
Which Underlying Equity ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs making the strongest positive contributions to the Fund’s return were Vanguard Mega Cap Value ETF, iShares® Core MSCI EAFE ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF detracted marginally from absolute performance. The smallest positive contribution came from iShares® MSCI EAFE Small-Cap ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The Underlying Fixed-Income ETFs that posted the largest total returns included iShares® Broad USD High Yield Corporate Bond ETF, iShares® Broad USD Investment Grade Corporate Bond ETF and iShares® 0-5 Year High Yield Corp Bond ETF. The Vanguard Short-Term Bond ETF was the only Underlying Fixed-Income ETF to generate a loss during the reporting period. The lowest positive returns came from Schwab® U.S. Aggregate Bond ETF and iShares® Core U.S. Aggregate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
The Underlying Fixed-Income ETFs making the strongest positive contributions to the Fund’s returns were iShares® 0-5 Year High Yield Corporate Bond ETF, Invesco Senior Loan ETF and iShares® Broad USD Corporate Bond ETF. The Fund’s position in Vanguard Short-Term Bond ETF detracted slightly from performance, while Schwab® U.S. Aggregate Bond ETF and iShares® Core US Aggregate Bond ETF made the smallest positive contributions.
How was the Fund positioned at the end of the reporting period?
With the Delta variant-driven wave of the pandemic receding, monetary support still in place, a further boost to fiscal spending likely via the infrastructure bill and the “Build Back Better” reconciliation package, and healthy household balance sheets and income statements driving consumption, prospects for accelerating economic growth appeared to be favorable. While cost pressures may test profit margins, we nevertheless anticipated corporate earnings were likely to continue moving materially higher. Given these underlying conditions, we believed a long-awaited rotation from growth to value might soon materialize. We expected this shift to be driven by the aforementioned reacceleration in business activity, a handoff in consumer spending from goods to services, and persistent inflationary pressures that jeopardize long-duration assets. In our view, this long-duration bucket included growth stocks with prices predicated to a large degree on more distant earnings.
As of October 31, 2021, the Fund was positioned to reflect our views, gently leaning into risk overall through overweight exposure to both global equities and lower-quality credits, and explicitly favoring value over growth. The Fund emphasized small-cap stocks and international developed markets due to their sector composition, which included greater exposure to more cyclical industries than U.S. large caps. In addition, international developed markets were positioned to benefit from a potentially weaker U.S. dollar. On the fixed-income side, the Fund held shorter maturity, more credit-sensitive bonds to protect against an
57

inflation-driven shift upward in the U.S. Treasury yield curve.2 As a slight hedge against the possibility of a mistake on the part of monetary authorities that would allow inflation to spike meaningfully higher, the Fund also held cash and a small exposure to the stock of gold mining companies.
In short, the posture of the Fund reflected our expectation that risk assets were positioned to benefit from prevailing and emerging conditions, as well as significant shifts within and between markets. If, as we believe likely, the dominance of U.S. large-cap growth gives way to more economically sensitive and attractively valued segments, we believe the Fund should prove to be well-positioned.
2.	The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
None of Schwab Strategic Trust, Schwab U.S. Small-Cap ETF, Schwab U.S. Aggregate Bond ETF, or Charles Schwab Investment Management, Inc. make any representations regarding the advisability of investing in MainStay Growth ETF Allocation Fund.
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in MainStay Growth ETF Allocation Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
58	MainStay Growth ETF Allocation Fund

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 99.2%
Equity Funds 84.3%
iShares Core MSCI EAFE ETF	115,338	$ 8,824,511
iShares Core MSCI Emerging Markets ETF	11,378	710,329
iShares Core S&P Mid-Cap ETF	1,573	438,316
iShares Core S&P Small-Cap ETF	3,561	402,607
iShares MSCI EAFE Small-Cap ETF (a)	6,342	483,577
Schwab U.S. Mid-Cap ETF (a)	24,135	1,952,280
Schwab U.S. Small-Cap ETF (a)	56,842	5,943,400
VanEck Gold Miners ETF	22,495	713,316
Vanguard FTSE Europe ETF	14,209	979,142
Vanguard Mega Cap ETF (a)	77,256	12,625,176
Vanguard Mega Cap Value ETF	28,256	2,923,931
Vanguard Mid-Cap ETF (a)	21,411	5,403,280
Total Equity Funds (Cost $35,684,238)		41,399,865
Fixed Income Funds 14.9%
Invesco Senior Loan ETF (a)	110,737	2,445,073
iShares 0-5 Year High Yield Corporate Bond ETF	26,840	1,222,562
iShares Broad USD High Yield Corporate Bond ETF (a)	47,409	1,957,992
iShares Broad USD Investment Grade Corporate Bond ETF	4,873	293,501
iShares Core U.S. Aggregate Bond ETF	5,101	584,778
Schwab U.S. Aggregate Bond ETF	10,793	584,980
Vanguard Short-Term Bond ETF	2,972	242,040
Total Fixed Income Funds (Cost $7,318,911)		7,330,926
Total Investment Companies (Cost $43,003,149)		48,730,791
Short-Term Investments 15.4%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	293,396	293,396
Unaffiliated Investment Company 14.8%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	7,255,296	7,255,296
Total Short-Term Investments (Cost $7,548,692)		7,548,692
Total Investments (Cost $50,551,841)	114.6%	56,279,483
Other Assets, Less Liabilities	(14.6)	(7,170,989)
Net Assets	100.0%	$ 49,108,494

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
59

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of October 31, 2021, the aggregate market value of securities on loan was $7,101,642. The Fund received cash collateral with a value of $7,255,296. (See Note 2(H))
(b)	Current yield as of October 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 41,399,865	$ —	$ —	$ 41,399,865
Fixed Income Funds	7,330,926	—	—	7,330,926
Total Investment Companies	48,730,791	—	—	48,730,791
Short-Term Investments
Affiliated Investment Company	293,396	—	—	293,396
Unaffiliated Investment Company	7,255,296	—	—	7,255,296
Total Short-Term Investments	7,548,692	—	—	7,548,692
Total Investments in Securities	$ 56,279,483	$ —	$ —	$ 56,279,483

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	MainStay Growth ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $50,258,445) including securities on loan of $7,101,642	$55,986,087
Investment in affiliated investment companies, at value (identified cost $293,396)	293,396
Cash	3,206
Receivables:
Fund shares sold	98,113
Securities lending	1,888
Interest	4
Other assets	60,908
Total assets	56,443,602
Liabilities
Cash collateral received for securities on loan	7,255,296
Payables:
Investment securities purchased	41,428
NYLIFE Distributors (See Note 3)	10,818
Manager (See Note 3)	8,078
Fund shares redeemed	7,469
Offering costs	5,743
Shareholder communication	4,549
Transfer agent (See Note 3)	510
Trustees	164
Professional fees	148
Accrued expenses	905
Total liabilities	7,335,108
Net assets	$49,108,494
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 3,645
Additional paid-in-capital	43,138,129
43,141,774
Total distributable earnings (loss)	5,966,720
Net assets	$49,108,494
Class A
Net assets applicable to outstanding shares	$46,178,116
Shares of beneficial interest outstanding	3,426,609
Net asset value per share outstanding	$ 13.48
Maximum sales charge (3.00% of offering price)	0.42
Maximum offering price per share outstanding	$ 13.90
Class C
Net assets applicable to outstanding shares	$ 331,555
Shares of beneficial interest outstanding	24,812
Net asset value and offering price per share outstanding	$ 13.36
Class I
Net assets applicable to outstanding shares	$ 41,830
Shares of beneficial interest outstanding	3,109
Net asset value and offering price per share outstanding	$ 13.45
Class R3
Net assets applicable to outstanding shares	$ 169,121
Shares of beneficial interest outstanding	12,591
Net asset value and offering price per share outstanding	$ 13.43
SIMPLE Class
Net assets applicable to outstanding shares	$ 2,387,872
Shares of beneficial interest outstanding	177,565
Net asset value and offering price per share outstanding	$ 13.45

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
61

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$ 383,524
Securities lending	18,711
Dividends-affiliated	56
Total income	402,291
Expenses
Distribution/Service—Class A (See Note 3)	49,097
Distribution/Service—Class C (See Note 3)	1,533
Distribution/Service—Class R3 (See Note 3)	413
Distribution/Service—SIMPLE Class (See Note 3)	4,234
Manager (See Note 3)	41,483
Offering (See Note 2)	21,594
Registration	17,666
Professional fees	11,563
Transfer agent (See Note 3)	8,808
Custodian	2,503
Shareholder communication	2,191
Trustees	331
Insurance	127
Shareholder service (See Note 3)	83
Miscellaneous	895
Total expenses	162,521
Net investment income (loss)	239,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(32,766)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,960,251
Net realized and unrealized gain (loss)	1,927,485
Net increase (decrease) in net assets resulting from operations	$2,167,255
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	MainStay Growth ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the period June 30,2020 (inception date) through April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 239,770	$ 128,051
Net realized gain (loss)	(32,766)	13,861
Net change in unrealized appreciation (depreciation)	1,960,251	3,767,391
Net increase (decrease) in net assets resulting from operations	2,167,255	3,909,303
Distributions to shareholders:
Class A	—	(87,508)
Class C	—	(776)
Class I	—	(22,920)
Class R3	—	(519)
SIMPLE Class	—	(1,085)
Total distributions to shareholders	—	(112,808)
Capital share transactions:
Net proceeds from sales of shares	18,101,283	32,361,739
Net asset value of shares issued to shareholder in reinvestment of distributions	—	112,779
Cost of shares redeemed	(2,311,056)	(5,120,001)
Increase (decrease) in net assets derived from capital share transactions	15,790,227	27,354,517
Net increase (decrease) in net assets	17,957,482	31,151,012
Net Assets
Beginning of period	31,151,012	—
End of period	$49,108,494	$31,151,012
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
63

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class A		2021
Net asset value at beginning of period	$ 12.79	$ 10.00
Net investment income (loss) (a)	0.08	0.09
Net realized and unrealized gain (loss)	0.61	2.76
Total from investment operations	0.69	2.85
Less distributions:
From net investment income	—	(0.05)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.06)
Net asset value at end of period	$ 13.48	$ 12.79
Total investment return (b)	5.39%	28.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.18%	0.90%
Net expenses††(c)	0.77%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.77%	1.41%
Portfolio turnover rate	21%	47%
Net assets at end of period (in 000’s)	$ 46,178	$ 29,705

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class C		2021
Net asset value at beginning of period	$ 12.73	$ 10.00
Net investment income (loss) (a)	0.03	0.03
Net realized and unrealized gain (loss)	0.60	2.74
Total from investment operations	0.63	2.77
Less distributions:
From net investment income	—	(0.03)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.04)
Net asset value at end of period	$ 13.36	$ 12.73
Total investment return (b)	4.95%	27.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.45%	0.28%
Net expenses††(c)	1.52%	1.55%
Expenses (before waiver/reimbursement)††(c)	1.52%	2.12%
Portfolio turnover rate	21%	47%
Net assets at end of period (in 000’s)	$ 332	$ 288

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	MainStay Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class I		2021
Net asset value at beginning of period	$ 12.75	$ 10.00
Net investment income (loss) (a)	0.10	0.12
Net realized and unrealized gain (loss)	0.60	2.75
Total from investment operations	0.70	2.87
Less distributions:
From net investment income	—	(0.11)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.12)
Net asset value at end of period	$ 13.45	$ 12.75
Total investment return (b)	5.49%(c)	28.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	1.47%	1.23%
Net expenses††(d)	0.52%	0.55%
Expenses (before waiver/reimbursement)††(d)	0.52%	1.16%
Portfolio turnover rate	21%	47%
Net assets at end of period (in 000’s)	$ 42	$ 40

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
65

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class R3		2021
Net asset value at beginning of period	$ 12.77	$ 10.00
Net investment income (loss) (a)	0.06	0.05
Net realized and unrealized gain (loss)	0.60	2.76
Total from investment operations	0.66	2.81
Less distributions:
From net investment income	—	(0.03)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.04)
Net asset value at end of period	$ 13.43	$ 12.77
Total investment return (b)	5.17%	28.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.87%	0.48%
Net expenses††(c)	1.12%	1.15%
Expenses (before waiver/reimbursement)††(c)	1.12%	1.76%
Portfolio turnover rate	21%	47%
Net assets at end of period (in 000’s)	$ 169	$ 158

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
66	MainStay Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	August 31, 2020^ through April 30,
SIMPLE Class		2021
Net asset value at beginning of period	$ 12.78	$ 10.86
Net investment income (loss) (a)	0.05	0.07
Net realized and unrealized gain (loss)	0.62	1.90
Total from investment operations	0.67	1.97
Less distributions:
From net investment income	—	(0.04)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.05)
Net asset value at end of period	$ 13.45	$ 12.78
Total investment return (b)	5.24%	18.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.81%	0.71%
Net expenses††(c)	1.02%	1.05%
Expenses (before waiver/reimbursement)††(c)	1.02%	1.62%
Portfolio turnover rate	21%	47%
Net assets at end of period (in 000’s)	$ 2,388	$ 962

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
67

MainStay Equity ETF Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	6/30/2020	3.04%	33.72%	29.44%	1.97%
		Excluding sales charges		6.23	37.85	32.43	1.97
Class C Shares	Maximum 1% CDSC	With sales charges	6/30/2020	4.82	35.81	31.39	2.68
	if redeemed Within One Year of Purchase	Excluding sales charges		5.82	36.81	31.39	2.68
Class I Shares	No Sales Charge		6/30/2020	6.34	38.13	32.72	1.72
Class R3 Shares	No Sales Charge		6/30/2020	6.02	37.30	31.94	2.32
SIMPLE Class Shares	No Sales Charge		8/31/2020	6.10	37.41	25.90	2.18

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
68	MainStay Equity ETF Allocation Fund

Benchmark Performance*	Six Months[1]	One Year	Since Inception
S&P 500® Index[2]	10.91%	42.91%	36.46%
MSCI EAFE® Index (Net)[3]	4.14	34.18	25.17
Equity Allocation Composite Index[4]	9.22	40.77	33.63
Morningstar Allocation – 85%+ Equity Category Average[5]	6.55	38.66	32.58

1.	Not annualized.
2.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The MSCI EAFE® Index (Net) is the Fund's secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Equity Allocation Composite Index as an additional benchmark. The Equity Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® (Net) Index weighted 75% and 25%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Morningstar Allocation – 85%+ Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures of over 85%. These funds typically allocate at least 10% to equities of foreign companies and do not exclusively allocate between cash and equities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
69

Cost in Dollars of a $1,000 Investment in MainStay Equity ETF Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,062.30	$4.16	$1,021.17	$4.08	0.80%
Class C Shares	$1,000.00	$1,058.20	$8.04	$1,017.39	$7.88	1.55%
Class I Shares	$1,000.00	$1,063.40	$2.34	$1,022.94	$2.29	0.45%
Class R3 Shares	$1,000.00	$1,060.20	$5.97	$1,019.41	$5.85	1.15%
SIMPLE Class Shares	$1,000.00	$1,061.00	$5.45	$1,019.91	$5.35	1.05%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
70	MainStay Equity ETF Allocation Fund

Asset Diversification as of October 31, 2021 (Unaudited)
Equity Funds	99.4%
Short-Term Investments	26.3
Other Assets, Less Liabilities	(25.7)
See Portfolio of Investments beginning on page 74 for specific holdings within these categories. The Fund’s holdings are subject to change.

71

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay Equity ETF Allocation Fund perform relative to its benchmarks and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay Equity ETF Allocation Fund returned 6.34%, underperforming the 10.91% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 4.14% return of the MSCI EAFE® Index (Net), which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund underperformed the 9.22% return of the Equity Allocation Composite Index, which is an additional benchmark of the Fund, and the 6.55% return of the Morningstar Allocation—85%+ Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds" that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (“Underlying ETFs”). The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance. Fund management internally maintains a blend of indices that are taken into consideration when managing the Fund.
During the reporting period, the performance of the Fund moderately trailed that of the internally maintained blend of indices. The shortfall was driven by asset class policy. Anticipating a rapid acceleration in economic growth as businesses fully reopen following pandemic restrictions, we positioned the Fund to favor more cyclical parts of the global economy. These included small-cap, value and non-U.S. developed markets at the expense, first and foremost, of technology-centric U.S. large-cap growth. While these positions performed well in the early spring, the arrival of the Delta variant of the COVID-19 virus and an early decline in the rate of vaccinations led to a reversal shortly thereafter, and the Fund gave up ground accordingly.
How did you allocate the Fund’s assets during the reporting period and why?
With the vaccination campaign well underway, new infections in retreat, monetary policy still highly accommodative and additional fiscal stimulus being pumped into the economy, we were very optimistic regarding earnings growth as the reporting period began. At the same time, supply/demand mismatches were already in evidence in both labor and product markets, feeding inflationary pressures, and we were somewhat skeptical of the idea that these would prove as transitory in nature as members of the U.S. Federal Reserve were arguing. This combination of strong growth and valuation-threatening inflation led us to maintain an emphasis on the more cyclical elements of the global economy, specifically, value stocks and foreign developed markets.
The arrival of the Delta variant of the COVID-19 virus and a fourth wave of the pandemic effectively interrupted this reopening trade. Believing that this, too, would pass and the expansion would resume and reaccelerate, we maintained the Fund’s pro-cyclical positioning.
How did the Fund’s allocations change over the course of the reporting period?
As noted above, changes during the quarter were relatively modest. We increased the Fund’s position in Schwab® U.S. Small-Cap ETF by a few percent, mostly during the market correction in September. We also shifted assets from iShares® Core MSCI Emerging Markets ETF and iShares® Core MSCI EAFE ETF into Vanguard FTSE Europe ETF and iShares® MSCI EAFE Small-Cap ETF. We took the latter steps with three goals in mind: to sidestep some of the challenges materializing in China; to more precisely focus our pro-cyclical preference on Continental Europe over the broader developed market complex; and to extend the Fund’s small-cap tilt toward to the non-U.S. space.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
The Underlying Equity ETFs that posted the largest total returns included Vanguard Mega Cap ETF, Vanguard Mid-Cap ETF and Vanguard Mega Cap Value ETF. Both VanEck Vectors Gold Miners ETF and iShares® Core MSCI Emerging Markets ETF lost value during the reporting period, while Schwab® U.S. Small-Cap ETF had the smallest positive return.
Which Underlying Equity ETFs were the strongest positive contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs making the strongest positive contributions to the Fund’s return were Vanguard Mega Cap Value ETF, iShares® Core MSCI EAFE ETF and Vanguard Mid-Cap ETF. (Contributions take weightings and total returns into account.) VanEck Vectors Gold Miners ETF, iShares® Core MSCI Emerging Markets ETF and iShares® MSCI EAFE Small-Cap ETF detracted marginally from absolute performance.
How was the Fund positioned at the end of the reporting period?
With the Delta variant-driven wave of the pandemic receding, monetary support still in place, a further boost to fiscal spending likely via the infrastructure bill and the “Build Back Better”

1.	See page 68 for other share class returns, which may be higher or lower than Class I share returns. See page 69 for more information on benchmark and peer group returns.
72	MainStay Equity ETF Allocation Fund

reconciliation package, and healthy household balance sheets and income statements driving consumption, prospects for accelerating economic growth appeared to be favorable. While cost pressures may test profit margins, we nevertheless anticipated corporate earnings were likely to continue moving materially higher. Given these underlying conditions, we believed a long-awaited rotation from growth to value might soon materialize. We expected this shift to be driven by the aforementioned reacceleration in business activity; a handoff in consumer spending from goods to services; and persistent inflationary pressures that jeopardize prices of growth stocks predicated to a large degree on more distant earnings.
As of October 31, 2021, the Fund was positioned to reflect our views, explicitly favoring value over growth. The Fund emphasized small-cap stocks and international developed markets due to their sector composition, which included greater exposure to more cyclical industries than U.S. large caps. In addition, international developed markets were positioned to benefit from a potentially weaker U.S. dollar.
In short, the posture of the Fund reflected our expectation that risk assets were positioned to benefit from prevailing and emerging conditions, as well as significant shifts within and between markets. If, as we believe likely, the dominance of U.S. large-cap growth gives way to more economically sensitive and attractively valued segments, we believe the Fund should prove to be well-positioned.
None of Schwab Strategic Trust, Schwab U.S. Small-Cap ETF, or Charles Schwab Investment Management, Inc. make any representations regarding the advisability of investing in MainStay Equity ETF Allocation Fund.
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in MainStay Equity ETF Allocation Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
73

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 99.4%
Equity Funds 99.4%
iShares Core MSCI EAFE ETF	99,805	$ 7,636,080
iShares Core MSCI Emerging Markets ETF	16,858	1,052,445
iShares Core S&P Mid-Cap ETF	1,134	315,989
iShares Core S&P Small-Cap ETF	3,358	379,655
iShares MSCI EAFE Small-Cap ETF	4,573	348,691
Schwab U.S. Mid-Cap ETF (a)	17,657	1,428,275
Schwab U.S. Small-Cap ETF (a)	54,372	5,685,136
VanEck Gold Miners ETF	2,660	84,349
Vanguard FTSE Europe ETF	10,204	703,158
Vanguard Mega Cap ETF (a)	72,333	11,820,659
Vanguard Mega Cap Value ETF	20,700	2,142,036
Vanguard Mid-Cap ETF (a)	15,688	3,959,024
Total Investment Companies (Cost $30,921,528)		35,555,497
Short-Term Investments 26.3%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	310,585	310,585
Unaffiliated Investment Company 25.4%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	9,094,091	9,094,091
Total Short-Term Investments (Cost $9,404,676)		9,404,676
Total Investments (Cost $40,326,204)	125.7%	44,960,173
Other Assets, Less Liabilities	(25.7)	(9,194,729)
Net Assets	100.0%	$ 35,765,444

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of October 31, 2021, the aggregate market value of securities on loan was $8,910,038. The Fund received cash collateral with a value of $9,094,091. (See Note 2(H))
(b)	Current yield as of October 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
74	MainStay Equity ETF Allocation Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 35,555,497	$ —	$ —	$ 35,555,497
Short-Term Investments
Affiliated Investment Company	310,585	—	—	310,585
Unaffiliated Investment Company	9,094,091	—	—	9,094,091
Total Short-Term Investments	9,404,676	—	—	9,404,676
Total Investments in Securities	$ 44,960,173	$ —	$ —	$ 44,960,173

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
75

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $40,015,619) including securities on loan of $8,910,038	$44,649,588
Investment in affiliated investment companies, at value (identified cost $310,585)	310,585
Cash	2,269
Receivables:
Fund shares sold	68,621
Securities lending	2,035
Interest	2
Other assets	65,621
Total assets	45,098,721
Liabilities
Cash collateral received for securities on loan	9,094,091
Payables:
Investment securities purchased	178,960
Fund shares redeemed	34,932
NYLIFE Distributors (See Note 3)	7,812
Offering costs	6,225
Shareholder communication	4,905
Manager (See Note 3)	4,089
Transfer agent (See Note 3)	457
Trustees	384
Professional fees	24
Accrued expenses	1,398
Total liabilities	9,333,277
Net assets	$35,765,444
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 2,468
Additional paid-in-capital	31,050,753
31,053,221
Total distributable earnings (loss)	4,712,223
Net assets	$35,765,444
Class A
Net assets applicable to outstanding shares	$33,137,998
Shares of beneficial interest outstanding	2,285,893
Net asset value per share outstanding	$ 14.50
Maximum sales charge (3.00% of offering price)	0.45
Maximum offering price per share outstanding	$ 14.95
Class C
Net assets applicable to outstanding shares	$ 204,074
Shares of beneficial interest outstanding	14,212
Net asset value and offering price per share outstanding	$ 14.36
Class I
Net assets applicable to outstanding shares	$ 173,821
Shares of beneficial interest outstanding	12,045
Net asset value and offering price per share outstanding	$ 14.43
Class R3
Net assets applicable to outstanding shares	$ 472,570
Shares of beneficial interest outstanding	32,741
Net asset value and offering price per share outstanding	$ 14.43
SIMPLE Class
Net assets applicable to outstanding shares	$ 1,776,981
Shares of beneficial interest outstanding	123,014
Net asset value and offering price per share outstanding	$ 14.45

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
76	MainStay Equity ETF Allocation Fund

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$ 229,651
Securities lending	11,498
Interest	69
Dividends-affiliated	14
Total income	241,232
Expenses
Distribution/Service—Class A (See Note 3)	34,125
Distribution/Service—Class C (See Note 3)	914
Distribution/Service—Class R3 (See Note 3)	1,151
Distribution/Service—SIMPLE Class (See Note 3)	3,083
Manager (See Note 3)	29,523
Offering (See Note 2)	21,871
Registration	14,821
Professional fees	11,539
Transfer agent (See Note 3)	4,976
Shareholder communication	2,171
Custodian	2,155
Trustees	316
Shareholder service (See Note 3)	230
Insurance	127
Miscellaneous	820
Total expenses before waiver/reimbursement	127,822
Expense waiver/reimbursement from Manager (See Note 3)	(7,131)
Net expenses	120,691
Net investment income (loss)	120,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(42,401)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,717,335
Net realized and unrealized gain (loss)	1,674,934
Net increase (decrease) in net assets resulting from operations	$1,795,475
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
77

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the period June 30,2020 (inception date) through April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 120,541	$ 55,880
Net realized gain (loss)	(42,401)	3,638
Net change in unrealized appreciation (depreciation)	1,717,335	2,916,634
Net increase (decrease) in net assets resulting from operations	1,795,475	2,976,152
Distributions to shareholders:
Class A	—	(30,721)
Class C	—	(359)
Class I	—	(28,319)
Class R3	—	(966)
SIMPLE Class	—	(208)
Total distributions to shareholders	—	(60,573)
Capital share transactions:
Net proceeds from sales of shares	13,854,814	22,364,067
Net asset value of shares issued to shareholder in reinvestment of distributions	—	60,237
Cost of shares redeemed	(4,221,750)	(1,002,978)
Increase (decrease) in net assets derived from capital share transactions	9,633,064	21,421,326
Net increase (decrease) in net assets	11,428,539	24,336,905
Net Assets
Beginning of period	24,336,905	—
End of period	$35,765,444	$24,336,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
78	MainStay Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class A		2021
Net asset value at beginning of period	$ 13.64	$ 10.00
Net investment income (loss) (a)	0.06	0.07
Net realized and unrealized gain (loss)	0.80	3.62
Total from investment operations	0.86	3.69
Less distributions:
From net investment income	—	(0.04)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.05)
Net asset value at end of period	$ 14.50	$ 13.64
Total investment return (b)	6.30%(c)	37.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.85%	0.63%
Net expenses††(d)	0.80%	0.80%
Expenses (before waiver/reimbursement)††(d)	0.85%	1.90%
Portfolio turnover rate	25%	24%
Net assets at end of period (in 000’s)	$ 33,138	$ 20,221

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
79

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class C		2021
Net asset value at beginning of period	$ 13.57	$ 10.00
Net investment income (loss) (a)	0.01	(0.02)
Net realized and unrealized gain (loss)	0.78	3.63
Total from investment operations	0.79	3.61
Less distributions:
From net investment income	—	(0.03)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.04)
Net asset value at end of period	$ 14.36	$ 13.57
Total investment return (b)	5.82%	36.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.14%	(0.20)%
Net expenses††(c)	1.55%	1.55%
Expenses (before waiver/reimbursement)††(c)	1.62%	2.61%
Portfolio turnover rate	25%	24%
Net assets at end of period (in 000’s)	$ 204	$ 175

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
80	MainStay Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class I		2021
Net asset value at beginning of period	$ 13.56	$ 10.00
Net investment income (loss) (a)	(0.00)‡	0.08
Net realized and unrealized gain (loss)	0.87	3.62
Total from investment operations	0.87	3.70
Less distributions:
From net investment income	—	(0.13)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.14)
Net asset value at end of period	$ 14.43	$ 13.56
Total investment return (b)	6.42%(c)	37.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.03)%	0.80%
Net expenses††(d)	0.45%	0.55%
Expenses (before waiver/reimbursement)††(d)	0.50%	1.65%
Portfolio turnover rate	25%	24%
Net assets at end of period (in 000’s)	$ 174	$ 2,684

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
81

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	June 30, 2020^ through April 30,
Class R3		2021
Net asset value at beginning of period	$ 13.61	$ 10.00
Net investment income (loss) (a)	0.04	0.04
Net realized and unrealized gain (loss)	0.78	3.62
Total from investment operations	0.82	3.66
Less distributions:
From net investment income	—	(0.04)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.05)
Net asset value at end of period	$ 14.43	$ 13.61
Total investment return (b)	6.02%	36.62%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.56%	0.39%
Net expenses††(c)	1.15%	1.15%
Expenses (before waiver/reimbursement)††(c)	1.20%	2.25%
Portfolio turnover rate	25%	24%
Net assets at end of period (in 000’s)	$ 473	$ 445

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
82	MainStay Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	August 31, 2020^ through April 30,
SIMPLE Class		2021
Net asset value at beginning of period	$ 13.61	$ 11.08
Net investment income (loss) (a)	0.04	0.06
Net realized and unrealized gain (loss)	0.80	2.52
Total from investment operations	0.84	2.58
Less distributions:
From net investment income	—	(0.04)
From net realized gain on investments	—	(0.01)
Total distributions	—	(0.05)
Net asset value at end of period	$ 14.45	$ 13.61
Total investment return (b)	6.17%(c)	23.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.56%	0.51%
Net expenses††(d)	1.05%	1.05%
Expenses (before waiver/reimbursement)††(d)	1.12%	2.11%
Portfolio turnover rate	25%	24%
Net assets at end of period (in 000’s)	$ 1,777	$ 811

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
83

MainStay ESG Multi-Asset Allocation Fund
Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Since Inception[1]	Gross Expense Ratio[2]
Class A Shares	Maximum 3% Initial Sales Charge	With sales charges	9/30/2021	0.01%	1.34%
	Excluding sales charges	Excluding sales charges		3.10	1.34
Class C Shares	Maximum 1% CDSC	With sales charges	9/30/2021	2.00	2.09
	Excluding sales charges	Excluding sales charges		3.00	2.09
Class I Shares	No Sales Charge		9/30/2021	3.10	1.09
Class R3 Shares	No Sales Charge		9/30/2021	3.10	1.69
SIMPLE Class Shares	No Sales Charge		9/30/2021	3.10	1.59

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.

The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
84	MainStay ESG Multi-Asset Allocation Fund

Benchmark Performance*	Since Inception[1]
S&P 500® Index[2]	7.01%
MSCI EAFE® Index (Net)[3]	2.46
Bloomberg U.S. Aggregate Bond Index[4]	-0.03
Multi-Asset Allocation Composite Index[5]	3.51
Morningstar Allocation – 50% to 70% Equity Category Average[6]	3.61

1.	Not annualized.
2.	The S&P 500® Index is the Fund's primary broad-based securities market index for comparison purposes. S&P 500® is a trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
3.	The MSCI EAFE® Index (Net) is the Fund's secondary benchmark. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
4.	The Fund has selected the Bloomberg U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5.	The Fund has selected the Multi-Asset Allocation Composite Index as an additional benchmark. The Multi-Asset Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6.	The Morningstar Allocation – 50% to 70% Equity Category Average is representative of funds that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
85

Cost in Dollars of a $1,000 Investment in MainStay ESG Multi-Asset Allocation Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the period from September 30, 2021 (the inception date of the Fund) to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made on September 30, 2021 and held for the entire period from September 30, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 9/30/21[1]	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21[3]	Expenses Paid During Period[2,3]	Net Expense Ratio During Period[4]
Class A Shares	$1,000.00	$1,031.00	$0.71	$1,003.68	$0.70	0.80%
Class C Shares	$1,000.00	$1,030.00	$1.38	$1,003.03	$1.36	1.55%
Class I Shares	$1,000.00	$1,031.00	$0.49	$1,003.90	$0.48	0.55%
Class R3 Shares	$1,000.00	$1,031.00	$1.02	$1,003.38	$1.01	1.15%
SIMPLE Class Shares	$1,000.00	$1,031.00	$0.93	$1,003.46	$0.92	1.05%

1.	The inception date was September 30, 2021.
2.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 32 (to reflect the since-inception period) . The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
3.	Expenses paid during the period reflect ongoing costs for the period from inception through October 31, 2021. Had these shares been offered for the full six-month period ended October 31, 2021, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $4.08 for Class A shares, $7.88 for Class C shares, $2.80 for Class I shares, $5.85 for Class R3 shares and $5.35 for SIMPLE Class shares. The ending account values would have been $1,021.17 for Class A shares, $1,017.39 for Class C shares, $1,022.43 for Class I shares, $1,019.41 for Class R3 shares and $1,019.91 for SIMPLE Class shares.
4.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
86	MainStay ESG Multi-Asset Allocation Fund

Asset Diversification as of October 31, 2021 (Unaudited)
Unaffiliated Investment Companies	92.3%
Affiliated Investment Companies	6.2
Short-Term Investments	0.7
Other Assets, Less Liabilities	0.8
See Portfolio of Investments beginning on page 90 for specific holdings within these categories. The Fund’s holdings are subject to change.

87

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers Jae S. Yoon, CFA, Jonathan Swaney, Poul Kristensen, CFA, and Amit Soni, CFA, of New York Life Investment Management LLC, the Fund’s Manager.
How did MainStay ESG Multi-Asset Allocation Fund perform relative to its benchmarks and peer group during the reporting period from its inception on September 30, 2021 through October 31, 2021?
From September 30, 2021 through October 31, 2021, Class I shares of MainStay ESG Multi-Asset Allocation Fund returned 3.10%, underperforming the 7.01% return of the Fund’s primary benchmark, the S&P 500® Index, and outperforming the 2.46% return of the MSCI EAFE® Index (Net), which is the Fund’s secondary benchmark. Over the same period, Class I shares of the Fund outperformed the −0.03% return of the Bloomberg U.S. Aggregate Bond Index, and underperformed the 3.51% return of the Multi-Asset Allocation Composite Index, both of which are additional benchmarks of the Fund. From September 30, 2021 through October 31, 2021, Class I shares underperformed the 3.61% return of the Morningstar Allocation—50% to 70% Equity Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in both unaffiliated and affiliated exchange-traded funds (“Underlying ETFs”) where the consideration of environmental, social and governance (“ESG”) factors is a significant part of the investment strategy and that meets the Fund’s overall investment criteria. The Underlying ETFs may invest in U.S. equities, international equities and fixed-income instruments, making comparisons to any single index generally less suitable than a weighted combination of indices, which is a more useful yardstick by which to measure performance. The most influential factor affecting returns for the Fund during the reporting period (versus the performance of a weighted combination of indices) is the net performance of the Underlying ETFs themselves, relative to their respective benchmarks. Fund management internally maintains a blend of indices that are taken into consideration when managing the Fund.
The Fund was launched just one month prior to the end of the reporting period. During the very brief reporting period, the Fund’s performance slightly trailed the performance of the internally maintained blend of indices, primarily due to implementation costs. Trade execution expenses associated with deploying initial capital to establish positions detracted moderately from returns. This effect was partially offset by positive contributions from both asset class policy and Underlying ETF returns.
Anticipating a rapid acceleration in economic growth as businesses fully reopen and normal consumption resumes following the latest wave of COVID-19 infections, we tilted the Fund to favor equities overall, and more cyclical parts of the global economy in particular. This included small-cap, value, and
non-U.S. developed markets at the expense, first and foremost, of technology-centric U.S. large cap growth. Leaning into equities proved helpful as the market rallied strongly off of September’s correction, but the Fund’s sector and geographic tilts were unproductive as U.S. technology stocks continued to lead the market higher.
The Fund’s fixed-income posture had little impact as returns were essentially flat across market segments for the reporting period.
The ESG biases embedded in the Underlying ETFs slightly enhanced the Fund’s performance during the month. SPDR S&P 500 ESG ETF and IQ Candriam ESG U.S. Equity ETF were among the leaders in this regard.
How did you allocate the Fund’s assets during the reporting period and why?
With the latest wave of the pandemic receding, monetary policy still highly accommodative, and further fiscal stimulus looking likely, we were very optimistic regarding earnings growth as we prepared for the Fund to launch in September. At the same time, supply/demand mismatches were evident in both labor and product markets, feeding inflationary pressures, and we were somewhat skeptical of the idea that these would prove as transitory in nature as members of the U.S. Federal Reserve were arguing. This combination of strong growth and valuation-threatening inflation led us to favor equities in constructing the Fund’s stock/bond mix, with an emphasis on the more cyclical elements of the global economy, specifically, value stocks and international developed markets. Likewise, we positioned the Fund for a move higher in bond yields by focusing on shorter-maturity bond funds and tilting toward corporate credit.
How did the Fund’s allocations change over the course of the reporting period?
The Fund’s initial target position weights established at the very end of September remained unchanged throughout the reporting period.
During the reporting period, which Underlying Equity ETFs had the highest total returns and which Underlying Equity ETFs had the lowest total returns?
The Underlying Equity ETFs that posted the largest total returns included SPDR S&P 500 ESG ETF, IQ Candriam ESG U.S. Equity ETF and iShares® ESG Screened S&P 500 ETF. No Underlying Equity ETFs lost value during the period, but the smallest positive returns were produced by iShares® ESG MSCI EM Leaders ETF, iShares® ESG Aware SMCI EM ETF and iShares® ESG Aware MSCI EAFE ETF.

1.	See page 84 for other share class returns, which may be higher or lower than Class I share returns. See page 85 for more information on benchmark and peer group returns.
88	MainStay ESG Multi-Asset Allocation Fund

Which Underlying Equity ETFs were the strongest contributors to the Fund’s performance and which Underlying Equity ETFs were particularly weak?
The Underlying Equity ETFs making the strongest positive contributions to the Fund’s return were iShares® ESG Screened S&P 500 ETF, iShares® ESG Aware MSCI EAFE ETF and Nuveen ESG Mid-Cap Value ETF. (Contributions take weightings and total returns into account.) The weakest contributors included iShares® ESG MSCI EM Leaders ETF, iShares® ESG Aware MSCI EM ETF and iShares® ESG Aware MSCI USA Small-Cap ETF.
During the reporting period, which Underlying Fixed-Income ETFs had the highest total returns and which Underlying Fixed-Income ETFs had the lowest total returns?
The only Underlying Fixed-Income ETFs that posted positive total returns were iShares® ESG Aware USD Corporate Bond ETF and iShares® ESG Aware U.S. Aggregate Bond ETF. The Nuveen ESG U.S. Aggregate Bond ETF saw the smallest loss. The lowest-returning funds were iShares® ESG Aware 1-5 Year USD Corporate Bond ETF, iShares® ESG Advanced High Yield ETF and Nuveen ESG High Yield Corporate Bond ETF.
Which Underlying Fixed-Income ETFs were the strongest contributors to the Fund’s performance and which Underlying Fixed-Income ETFs were particularly weak?
The Underlying Fixed-Income ETFs contributing positively to return were iShares® ESG Aware USD Corporate Bond ETF and iShares® ESG Aware U.S. Aggregate Bond ETF. Nuveen ESG High Yield Corporate Bond ETF had virtually no impact on performance. The Fund’s remaining three fixed-income positions all detracted from the Fund's performance, including iShares® ESG Advanced High Yield ETF, iShares® ESG Aware 1-5 Year USD Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF.
How was the Fund positioned at the end of the reporting period?
With the Delta variant-driven wave of the pandemic receding, monetary support still in place, a further boost to fiscal spending likely via the infrastructure bill and the “Build Back Better” reconciliation package, and healthy household balance sheets and income statements driving consumption, prospects for accelerating economic growth appeared to be favorable. While cost pressures may test profit margins, we nevertheless anticipated corporate earnings were likely to continue moving materially higher. Given these underlying conditions, we believed a long-awaited rotation from growth to value might soon materialize. We expected this shift to be driven by the aforementioned reacceleration in business activity, a handoff in consumer spending from goods to services, and persistent inflationary pressures that jeopardize long-duration assets. In our view, this long-duration bucket included growth stocks with prices predicated to a large degree on more distant earnings.
As of October 31, 2021, the Fund was positioned to reflect our views, gently leaning into risk overall through overweight exposure to both global equities and lower-quality credits, and explicitly favoring value over growth. The Fund emphasized small-cap stocks and international developed markets due to their sector composition, which included greater exposure to more cyclical industries than U.S. large caps. In addition, international developed markets were positioned to benefit from a potentially weaker U.S. dollar. On the fixed-income side, the Fund held shorter maturity, more credit-sensitive bonds to protect against an inflation-driven shift upward in the U.S. Treasury yield curve.2
In short, the posture of the Fund reflected our expectation that risk assets were positioned to benefit from prevailing and emerging conditions, as well as significant shifts within and between markets. If, as we believe likely, the dominance of U.S. large-cap growth gives way to more economically sensitive and attractively valued segments, we believe the Fund should prove to be well-positioned.
2.	The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in MainStay ESG Multi-Asset Allocation Fund.
None of IndexIQ Advisors LLC, IndexIQ ETF Trust or the IQ Candriam ESG U.S. Equity ETF make any representations regarding the advisability of investing in MainStay ESG Multi-Asset Allocation Fund.
The opinions expressed are those of the portfolio as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
89

Portfolio of Investments October 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 6.2%
Equity Funds 6.2%
IQ Candriam ESG International Equity ETF	11,868	$ 359,229
IQ Candriam ESG U.S. Equity ETF	7,266	291,528
Total Affiliated Investment Companies (Cost $619,264)		650,757
Unaffiliated Investment Companies 92.3%
Equity Funds 88.7%
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	16,933	437,210
iShares ESG Aware MSCI EM ETF	964	40,363
iShares ESG Aware MSCI USA Small-Cap ETF	5,068	206,521
iShares ESG Aware US Aggregate Bond ETF	27,940	1,540,332
iShares ESG Aware USD Corporate Bond ETF	17,420	480,618
iShares ESG MSCI EM Leaders ETF	163	10,068
iShares ESG Screened S&P 500 ETF	49,078	1,740,306
iShares Trust iShares ESG Advanced High Yield	14,714	765,128
iShares Trust iShares ESG Aware MSCI EAFE ETF	17,795	1,440,505
Nuveen ESG High Yield Corporate Bond ETF	7,495	184,077
Nuveen ESG Large-Cap Value ETF	15,892	626,780
Nuveen ESG Mid-Cap Growth ETF	8,884	512,696
Nuveen ESG Mid-Cap Value ETF	16,692	642,642
Nuveen ESG Small-Cap ETF	14,002	633,871
SPDR S&P 500 ESG ETF	3,408	148,691
Total Equity Funds (Cost $9,126,862)		9,409,808
Fixed Income Fund 3.6%
Nuveen ESG US Aggregate Bond ETF	14,800	381,988
Total Fixed Income Fund (Cost $383,110)		381,988
Total Unaffiliated Investment Companies (Cost $9,509,972)		9,791,796
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 0.01% (a)	77,640	77,640
Total Short-Term Investment (Cost $77,640)	0.7%	77,640
Total Investments (Cost $10,206,876)	99.2%	10,520,193
Other Assets, Less Liabilities	0.8	85,869
Net Assets	100.0%	$ 10,606,062

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
90	MainStay ESG Multi-Asset Allocation Fund

Abbreviation(s):
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 650,757	$ —	$ —	$ 650,757
Unaffiliated Investment Companies
Equity Funds	9,409,808	—	—	9,409,808
Fixed Income Fund	381,988	—	—	381,988
Total Unaffiliated Investment Companies	9,791,796	—	—	9,791,796
Short-Term Investment
Affiliated Investment Company	77,640	—	—	77,640
Total Investments in Securities	$ 10,520,193	$ —	$ —	$ 10,520,193

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
91

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $9,509,972)	$ 9,791,796
Investment in affiliated investment companies, at value (identified cost $696,904)	728,397
Cash	29
Receivables:
Manager (See Note 3)	11,379
Interest	1
Other assets	86,363
Total assets	10,617,965
Liabilities
Payables:
Investment securities purchased	5,378
Transfer agent (See Note 3)	1,759
Custodian	1,699
Professional fees	1,636
Shareholder communication	499
NYLIFE Distributors (See Note 3)	93
Trustees	17
Accrued expenses	822
Total liabilities	11,903
Net assets	$10,606,062
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 1,029
Additional paid-in-capital	10,286,424
10,287,453
Total distributable earnings (loss)	318,609
Net assets	$10,606,062
Class A
Net assets applicable to outstanding shares	$ 310,051
Shares of beneficial interest outstanding	30,077
Net asset value per share outstanding	$ 10.31
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$ 10.63
Class C
Net assets applicable to outstanding shares	$ 25,756
Shares of beneficial interest outstanding	2,500
Net asset value and offering price per share outstanding	$ 10.30
Class I
Net assets applicable to outstanding shares	$10,214,846
Shares of beneficial interest outstanding	990,645
Net asset value and offering price per share outstanding	$ 10.31
Class R3
Net assets applicable to outstanding shares	$ 29,642
Shares of beneficial interest outstanding	2,876
Net asset value and offering price per share outstanding	$ 10.31
SIMPLE Class
Net assets applicable to outstanding shares	$ 25,767
Shares of beneficial interest outstanding	2,500
Net asset value and offering price per share outstanding	$ 10.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
92	MainStay ESG Multi-Asset Allocation Fund

Statement of Operations for the period September 30, 2021 (inception date) through October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$ 6,495
Dividends-affiliated	1
Total income	6,496
Expenses
Offering (See Note 2)	7,907
Registration	2,548
Manager (See Note 3)	1,759
Transfer agent (See Note 3)	1,759
Custodian	1,698
Professional fees	1,636
Shareholder communication	499
Distribution/Service—Class A (See Note 3)	49
Distribution/Service—Class C (See Note 3)	22
Distribution/Service—Class R3 (See Note 3)	12
Distribution/Service—SIMPLE Class (See Note 3)	11
Trustees	66
Shareholder service (See Note 3)	2
Miscellaneous	102
Total expenses before waiver/reimbursement	18,070
Expense waiver/reimbursement from Manager (See Note 3)	(13,138)
Net expenses	4,932
Net investment income (loss)	1,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investments	3,406
Affiliated investments	322
Net realized gain (loss)	3,728
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	281,824
Affiliated investments	31,493
Net change in unrealized appreciation (depreciation)	313,317
Net realized and unrealized gain (loss)	317,045
Net increase (decrease) in net assets resulting from operations	$318,609
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
93

Statements of Changes in Net Assets
for the period September 30, 2021 (inception date) through October 31, 2021
2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,564
Net realized gain (loss)	3,728
Net change in unrealized appreciation (depreciation)	313,317
Net increase (decrease) in net assets resulting from operations	318,609
Capital share transactions:
Net proceeds from sales of shares	10,287,453
Increase (decrease) in net assets derived from capital share transactions	10,287,453
Net increase (decrease) in net assets	10,606,062
Net Assets
Beginning of period	—
End of period	$10,606,062
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
94	MainStay ESG Multi-Asset Allocation Fund

Financial Highlights selected per share data and ratios
September 30, 2021^ through October 31, 2021*
Class A
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	0.32
Total from investment operations	0.31
Net asset value at end of period	$ 10.31
Total investment return (b)	3.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.71)%
Net expenses††(c)	0.80%
Expenses (before waiver/reimbursement)††(c)	2.29%
Portfolio turnover rate	1%
Net assets at end of period (in 000’s)	$ 310

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

September 30, 2021^ through October 31, 2021*
Class C
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	0.31
Total from investment operations	0.30
Net asset value at end of period	$ 10.30
Total investment return (b)	3.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.80)%
Net expenses††(c)	1.55%
Expenses (before waiver/reimbursement)††(c)	3.04%
Portfolio turnover rate	1%
Net assets at end of period (in 000’s)	$ 26

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
95

Financial Highlights selected per share data and ratios
September 30, 2021^ through October 31, 2021*
Class I
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	0.00‡
Net realized and unrealized gain (loss)	0.31
Total from investment operations	0.31
Net asset value at end of period	$ 10.31
Total investment return (b)	3.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.20%
Net expenses††(c)	0.55%
Expenses (before waiver/reimbursement)††(c)	2.04%
Portfolio turnover rate	1%
Net assets at end of period (in 000’s)	$ 10,215

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

September 30, 2021^ through October 31, 2021*
Class R3
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.00)‡
Net realized and unrealized gain (loss)	0.31
Total from investment operations	0.31
Net asset value at end of period	$ 10.31
Total investment return (b)	3.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.45)%
Net expenses††(c)	1.15%
Expenses (before waiver/reimbursement)††(c)	2.64%
Portfolio turnover rate	1%
Net assets at end of period (in 000’s)	$ 30

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
96	MainStay ESG Multi-Asset Allocation Fund

Financial Highlights selected per share data and ratios
September 30, 2021^ through October 31, 2021*
SIMPLE Class
Net asset value at beginning of period	$ 10.00
Net investment income (loss) (a)	(0.00)‡
Net realized and unrealized gain (loss)	0.31
Total from investment operations	0.31
Net asset value at end of period	$ 10.31
Total investment return (b)	3.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.30)%
Net expenses††(c)	1.05%
Expenses (before waiver/reimbursement)††(c)	2.55%
Portfolio turnover rate	1%
Net assets at end of period (in 000’s)	$ 26

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
97

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-three funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the MainStay Defensive ETF Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Equity ETF Allocation Fund and MainStay ESG Multi-Asset Allocation Fund (commenced operations September 30, 2021) (collectively referred to as the "ETF Allocation Funds" and each individually referred to as an "ETF Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each ETF Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations[1]
MainStay Defensive ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Conservative ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Moderate ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Growth ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay Equity ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
MainStay ESG Multi-Asset Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
1.	For each ETF Allocation Fund, other than MainStay ESG Multi-Asset Allocation Fund, Investor Class and Class R6 shares were registered for sale as of June 30, 2020, but as of October 31, 2021 were not yet offered for sale. For MainStay ESG Multi-Asset Allocation Fund, Investor Class and Class R6 shares were registered for sale as of September 30, 2021, but as of October 31, 2021 were not yet offered for sale.
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter ten years after the date they were purchased. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an ETF Allocation Fund may be converted to one or more other share classes of the ETF Allocation Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Class R3 and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee. Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R3 shares.
The investment objective for each of the ETF Allocation Funds is as follows:
The MainStay Defensive ETF Allocation Fund seeks current income.
The MainStay Conservative ETF Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The MainStay Moderate ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The MainStay Growth ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The MainStay Equity ETF Allocation Fund seeks long-term growth of capital.
The MainStay ESG Multi-Asset Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The ETF Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in passively-managed exchange-traded funds (the “Underlying ETFs”).
Note 2–Significant Accounting Policies
The ETF Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The ETF Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the ETF Allocation Funds are open for business ("valuation date").
The Board of Trustees of the Trust (the "Board") adopted procedures establishing methodologies for the valuation of each ETF Allocation Fund's securities and other assets and delegated the responsibility for

98	Mainstay ETF Asset Allocation Funds

valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the ETF Allocation Funds' assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"). To assess the appropriateness of security valuations, the Manager or the ETF Allocation Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price an ETF Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each ETF Allocation Fund. Unobservable inputs reflect each ETF Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each ETF Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each ETF Allocation Fund’s assets and liabilities as of October 31, 2021, is included at the end of each ETF Allocation Fund’s Portfolio of Investments.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
99

Notes to Financial Statements (Unaudited) (continued)
(B) Income Taxes.  Each ETF Allocation Fund is treated as a separate entity for federal income tax purposes. The ETF Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each ETF Allocation Fund within the allowable time limits. Therefore, no federal, state and local income tax provisions are required.
Management evaluates each ETF Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the ETF Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the ETF Allocation Funds' financial statements. The ETF Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Equity ETF Allocation Fund and MainStay ESG Multi-Asset Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least annually. The MainStay Conservative ETF Allocation Fund and MainStay Defensive ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least quarterly. Each MainStay ETF Allocation Fund declare and distribute capital gains, if any, at least annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective ETF Allocation Fund at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The ETF Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the ETF Allocation Funds from the Underlying ETFs are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the ETF Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the ETF Allocation Funds, including those of related parties to the ETF Allocation Funds, are shown in the Statement of Operations.
In addition, the ETF Allocation Funds bear a pro rata share of the fees and expenses of the Underlying ETFs in which they invest. Because the Underlying ETFs have varied expense and fee levels and the ETF Allocation Funds may own different proportions of the Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by each ETF Allocation Fund may vary. Shares of the Underlying ETFs are subject to management fees and other fees that may cause the costs of investing in Underlying ETFs to be greater than the costs of owning the underlying securities directly. These indirect expenses of the Underlying ETFs are not included in the amounts shown in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Offering Costs. Costs were incurred by the ETF Allocation Funds in connection with the commencement of the ETF Allocation Funds' operations. These costs are being amortized on a straight line basis over 12 months.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Securities Lending. In order to realize additional income, the ETF Allocation Funds may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the ETF Allocation Funds engage in securities lending, the ETF Allocation Funds will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the ETF Allocation Funds. Under the current arrangement, JPMorgan will manage the ETF Allocation Funds' collateral in accordance with the securities lending agency agreement between the ETF Allocation Funds and JPMorgan, and indemnify the ETF Allocation Funds against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The ETF Allocation Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned. The ETF Allocation Funds may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The ETF Allocation Funds bear the risk of any loss on investment of cash collateral. The ETF Allocation Funds

100	Mainstay ETF Asset Allocation Funds

will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The ETF Allocation Funds will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the ETF Allocation Funds. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. Securities on loan as of October 31, 2021, are shown in the Portfolio of Investments.
Prior to November 23, 2020, these services were provided by State Street Bank and Trust Company (“State Street”).
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ETF Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The ETF Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ETF Allocation Funds.
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the ETF Allocation Funds' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the ETF Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ETF Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the ETF Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the ETF Allocation Funds and certain operational expenses of the ETF Allocation Funds. The ETF Allocation Funds reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the ETF Allocation Funds.
Pursuant to the Management Agreement, each ETF Allocation Fund pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.20% of each ETF Allocation Fund's average daily net assets.
101

Notes to Financial Statements (Unaudited) (continued)
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
MainStay Defensive ETF Allocation Fund	0.80%	1.55%	0.55%	1.15%	1.05%
MainStay Conservative ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay Moderate ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay Growth ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay Equity ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
MainStay ESG Multi-Asset Allocation Fund	0.80	1.55	0.55	1.15	1.05

This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period ended October 31, 2021, New York Life Investments earned fees from the MainStay Defensive ETF Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Equity ETF Allocation Fund and MainStay ESG Multi-Asset Allocation Fund in the amount of $9,492, $29,438, $71,111, $41,483, $29,523 and $1,759, respectively and waived fees and/or reimbursed expenses as follows:
Fund	Total
MainStay Defensive ETF Allocation Fund	$36,543
MainStay Conservative ETF Allocation Fund	5,941
MainStay Moderate ETF Allocation Fund	0
MainStay Growth ETF Allocation Fund	0
MainStay Equity ETF Allocation Fund	7,131
MainStay ESG Multi-Asset Allocation Fund	13,138
JPMorgan provides sub-administration and sub-accounting services to the ETF Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the ETF Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the ETF Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the ETF Allocation Funds' administrative operations. For providing these services to the ETF Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the ETF Allocation Funds. The ETF Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the ETF Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the ETF Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The ETF Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ETF Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the six-month period ended October 31, 2021, shareholder service fees incurred by the Fund were as follows:
MainStay Defensive ETF Allocation Fund
Class R3	$ 13

102	Mainstay ETF Asset Allocation Funds

MainStay Conservative ETF Allocation Fund
Class R3	$ 37

MainStay Moderate ETF Allocation Fund
Class R3	$ 247

MainStay Growth ETF Allocation Fund
Class R3	$ 83

MainStay Equity ETF Allocation Fund
Class R3	$ 230

MainStay ESG Multi-Asset Allocation Fund
Class R3	$ 2
(C) Sales Charges.  The ETF Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the six-month period ended October 31, 2021, was as follows:
MainStay Defensive ETF Allocation Fund
Class A	$ 2,526

MainStay Conservative ETF Allocation Fund
Class A	$ 11,205

MainStay Moderate ETF Allocation Fund
Class A	$ 32,749

MainStay Growth ETF Allocation Fund
Class A	$ 26,551

MainStay Equity ETF Allocation Fund
Class A	$ 17,480

MainStay ESG Multi-Asset Allocation Fund
Class A	$ 8
The ETF Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended October 31, 2021, as follows:
MainStay Defensive ETF Allocation Fund
Class A	$ 2,250

MainStay Conservative ETF Allocation Fund
Class A	$ 4,780
Class C	36

MainStay Moderate ETF Allocation Fund
Class A	$ 1,819

MainStay Equity ETF Allocation Fund
Class A	$ 950
Class C	21
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the ETF Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. ("DST"), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. Effective June 30, 2020, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2021, transfer agent expenses incurred by the ETF Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
MainStay Defensive ETF Allocation Fund	Expense	Waived
Class C	$ 34	$ —
SIMPLE Class	26	—

MainStay Conservative ETF Allocation Fund	Expense	Waived
Class A	$ 1,516	$ —
Class C	87	—
Class I	3	—
Class R3	4	—
SIMPLE Class	95	—

MainStay Moderate ETF Allocation Fund	Expense	Waived
Class A	$ 5,113	$ —
Class C	162	—
Class I	5	—
Class R3	37	—
SIMPLE Class	349	—

103

Notes to Financial Statements (Unaudited) (continued)
MainStay Growth ETF Allocation Fund	Expense	Waived
Class A	$ 8,208	$ —
Class C	74	—
Class I	8	—
Class R3	31	—
SIMPLE Class	487	—

MainStay Equity ETF Allocation Fund	Expense	Waived
Class A	$ 4,411	$ —
Class C	55	—
Class I	14	—
Class R3	67	—
SIMPLE Class	429	—

MainStay ESG Multi-Asset Allocation Fund	Expense	Waived
Class A	$ 39	$ —
Class C	4	—
Class I	1,707	—
Class R3	5	—
SIMPLE Class	4	—

(E) Investments in Affiliates (in 000’s).  During the six-month period ended October 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Defensive ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 292	$ 2,524	$ (2,789)	$ —	$ —	$ 27	$ —(a)	$ —	27

(a)	Less than $500.

MainStay Conservative ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 708	$ 8,314	$ (8,838)	$ —	$ —	$ 184	$ —(a)	$ —	184

(a)	Less than $500.

MainStay Moderate ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,505	$ 15,104	$ (15,933)	$ —	$ —	$ 676	$ —(a)	$ —	676

(a)	Less than $500.

104	Mainstay ETF Asset Allocation Funds

MainStay Growth ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 940	$ 7,210	$ (7,857)	$ —	$ —	$ 293	$ —(a)	$ —	293

(a)	Less than $500.

MainStay Equity ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 490	$ 5,297	$ (5,476)	$ —	$ —	$ 311	$ —(a)	$ —	311

(a)	Less than $500.

MainStay ESG Multi-Asset Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Candriam ESG International Equity ETF	$ —	$ 348	$ —	$ —	$ 11	$ 359	$ —	$ —	12
IQ Candriam ESG U.S. Equity ETF	—	277	(7)	—(a)	21	292	—	—	7
MainStay U.S. Government Liquidity Fund	—	294	(216)	—	—	78	—(a)	—	78
	$ —	$ 919	$ (223)	$ 0	$ 32	$ 728	$ —	$ —

(a)	Less than $500.

(F) Capital. As of October 31, 2021, New York Life and its affiliates beneficially held shares of the ETF Allocation Funds with the values and percentages of net assets as follows:
MainStay Defensive ETF Allocation Fund
Class C	$ 26,559	18.9%
Class I	26,618	70.3
Class R3	26,671	100.0

MainStay Conservative ETF Allocation Fund
Class C	$ 28,611	6.3%
Class I	36,561	57.8
Class R3	28,762	36.0

MainStay Moderate ETF Allocation Fund
Class I	$ 32,232	38.3%
Class R3	31,088	5.5

MainStay Growth ETF Allocation Fund
Class C	$ 33,510	10.1%
Class I	32,670	78.1
Class R3	33,695	19.9

MainStay Equity ETF Allocation Fund
Class C	$ 36,014	17.6%
Class I	19,677	11.3
Class R3	36,214	7.7

MainStay ESG Multi-Asset Allocation Fund
Class A	$ 25,775	8.3%
Class C	25,756	100.0
Class I	10,214,846	100.0
Class R3	25,775	87.0
SIMPLE Class	25,767	100.0

105

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of October 31, 2021, the cost and unrealized appreciation (depreciation) of each ETF Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
MainStay Defensive ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$12,056,434	$327,397	$(91,005)	$236,392

MainStay Conservative ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$37,190,082	$2,057,331	$(185,929)	$1,871,402

MainStay Moderate ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$86,349,945	$7,512,800	$(326,249)	$7,186,551

MainStay Growth ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$50,602,157	$5,749,068	$(71,742)	$5,677,326

MainStay Equity ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$40,346,829	$4,622,604	$(9,260)	$4,613,344
During the period ended April 30, 2021 the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2021
Fund	Ordinary Income	Total
MainStay Defensive ETF Allocation Fund	$ 87,982	$ 87,982
MainStay Conservative ETF Allocation Fund	168,485	168,485
MainStay Moderate ETF Allocation Fund	220,070	220,070
MainStay Growth ETF Allocation Fund	112,808	112,808
MainStay Equity ETF Allocation Fund	60,573	60,573
MainStay ESG Multi-Asset Allocation Fund	—	—

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the ETF Allocation Funds. Custodial fees are charged to each ETF Allocation Fund based on each ETF Allocation Fund's net assets and/or the market value of securities held by each ETF Allocation Fund and the number of certain transactions incurred by each ETF Allocation Fund.
Note 6–Line of Credit
The ETF Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 27, 2021, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the ETF Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate ("LIBOR"), whichever is higher. The Credit Agreement expires on July 26, 2022, although the ETF Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 27, 2021, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2021, there were no borrowings made or outstanding with respect to the ETF Allocation Funds under the Credit Agreement.

106	Mainstay ETF Asset Allocation Funds

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the ETF Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the ETF Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2021, there were no interfund loans made or outstanding with respect to the ETF Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2021, purchases and sales of securities were as follows:
Fund	Purchases	Sales
MainStay Defensive ETF Allocation Fund	$ 3,118	$ 4,365
MainStay Conservative ETF Allocation Fund	15,023	7,037
MainStay Moderate ETF Allocation Fund	40,614	14,408
MainStay Growth ETF Allocation Fund	24,800	8,292
MainStay Equity ETF Allocation Fund	16,945	7,133
MainStay ESG Multi-Asset Allocation Fund	10,221	96
Note 9–Capital Share Transactions
Transactions in capital shares for the period ended October 31, 2021, were as follows:
MainStay Defensive ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	240,826	$ 2,540,009
Shares issued to shareholders in reinvestment of distributions	7,505	78,533
Shares redeemed	(202,315)	(2,130,694)
Shares converted into Class A (See Note 1)	1,190	12,535
Net increase (decrease)	47,206	$ 500,383
Period ended April 30, 2021:(a)
Shares sold	1,019,860	$10,475,057
Shares issued to shareholders in reinvestment of distributions	6,035	62,541
Shares redeemed	(205,074)	(2,122,890)
Net increase (decrease)	820,821	$ 8,414,708

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	114	$ 1,200
Shares issued to shareholders in reinvestment of distributions	73	768
Shares redeemed	(1,173)	(12,250)
Shares converted from Class C (See Note 1)	(1,190)	(12,535)
Net increase (decrease)	(2,176)	$ (22,817)
Period ended April 30, 2021:(a)
Shares sold	36,365	$ 368,622
Shares issued to shareholders in reinvestment of distributions	86	898
Shares redeemed	(20,929)	(215,685)
Net increase (decrease)	15,522	$ 153,835

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares issued to shareholders in reinvestment of distributions	38	$ 395
Shares redeemed	(191,795)	(2,002,015)
Net increase (decrease)	(191,757)	$ (2,001,620)
Period ended April 30, 2021:(a)
Shares sold	193,555	$ 1,936,076
Shares issued to shareholders in reinvestment of distributions	1,800	18,692
Net increase (decrease)	195,355	$ 1,954,768

Class R3	Shares	Amount
Six-month period ended October 31, 2021:
Shares issued to shareholders in reinvestment of distributions	19	$ 200
Shares redeemed	—	(1)
Net increase (decrease)	19	$ 199
Period ended April 30, 2021:(a)
Shares sold	2,500	$ 25,001
Shares issued to shareholders in reinvestment of distributions	16	165
Net increase (decrease)	2,516	$ 25,166

107

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	6,856	$ 72,238
Shares issued to shareholders in reinvestment of distributions	68	704
Shares redeemed	(2,480)	(25,869)
Net increase (decrease)	4,444	$ 47,073
Period ended April 30, 2021:(b)
Shares sold	7,620	$ 78,773
Shares issued to shareholders in reinvestment of distributions	25	265
Net increase (decrease)	7,645	$ 79,038

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Conservative ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	887,023	$10,005,786
Shares issued to shareholders in reinvestment of distributions	18,323	205,026
Shares redeemed	(268,212)	(3,026,901)
Net increase (decrease) in shares outstanding before conversion	637,134	7,183,911
Shares converted into Class A (See Note 1)	205	2,325
Net increase (decrease)	637,339	$ 7,186,236
Period ended April 30, 2021:(a)
Shares sold	2,384,111	$25,249,853
Shares issued to shareholders in reinvestment of distributions	13,109	141,610
Shares redeemed	(246,378)	(2,653,335)
Net increase (decrease) in shares outstanding before conversion	2,150,842	22,738,128
Shares converted into Class A (See Note 1)	1,892	20,583
Net increase (decrease)	2,152,734	$22,758,711

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,038	$ 22,921
Shares issued to shareholders in reinvestment of distributions	156	1,746
Shares redeemed	(4,248)	(47,528)
Net increase (decrease) in shares outstanding before conversion	(2,054)	(22,861)
Shares converted from Class C (See Note 1)	(206)	(2,325)
Net increase (decrease)	(2,260)	$ (25,186)
Period ended April 30, 2021:(a)
Shares sold	50,859	$ 536,904
Shares issued to shareholders in reinvestment of distributions	132	1,425
Shares redeemed	(6,573)	(71,192)
Net increase (decrease) in shares outstanding before conversion	44,418	467,137
Shares converted from Class C (See Note 1)	(1,897)	(20,583)
Net increase (decrease)	42,521	$ 446,554

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares issued to shareholders in reinvestment of distributions	54	$ 593
Net increase (decrease)	54	$ 593
Period ended April 30, 2021:(a)
Shares sold	194,825	$ 1,950,450
Shares issued to shareholders in reinvestment of distributions	1,755	19,046
Shares redeemed	(191,064)	(2,104,762)
Net increase (decrease)	5,516	$ (135,266)

Class R3	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	877	$ 10,000
Shares issued to shareholders in reinvestment of distributions	37	415
Net increase (decrease)	914	$ 10,415
Period ended April 30, 2021:(a)
Shares sold	6,075	$ 63,368
Shares issued to shareholders in reinvestment of distributions	36	392
Net increase (decrease)	6,111	$ 63,760

108	Mainstay ETF Asset Allocation Funds

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	37,973	$ 428,017
Shares issued to shareholders in reinvestment of distributions	224	2,470
Shares redeemed	(1,475)	(16,793)
Net increase (decrease)	36,722	$ 413,694
Period ended April 30, 2021:(b)
Shares sold	19,877	$ 216,479
Shares issued to shareholders in reinvestment of distributions	41	450
Shares redeemed	(2,416)	(26,602)
Net increase (decrease)	17,502	$ 190,327

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Moderate ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,318,993	$28,158,765
Shares redeemed	(348,619)	(4,231,789)
Net increase (decrease) in shares outstanding before conversion	1,970,374	23,926,976
Shares converted into Class A (See Note 1)	280	3,415
Net increase (decrease)	1,970,654	$23,930,391
Period ended April 30, 2021:(a)
Shares sold	4,954,721	$54,237,300
Shares issued to shareholders in reinvestment of distributions	17,271	194,817
Shares redeemed	(403,632)	(4,511,554)
Net increase (decrease) in shares outstanding before conversion	4,568,360	49,920,563
Shares converted into Class A (See Note 1)	6,604	75,948
Net increase (decrease)	4,574,964	$49,996,511

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	8,957	$ 108,175
Shares redeemed	(4,036)	(48,800)
Net increase (decrease) in shares outstanding before conversion	4,921	59,375
Shares converted from Class C (See Note 1)	(282)	(3,415)
Net increase (decrease)	4,639	$ 55,960
Period ended April 30, 2021:(a)
Shares sold	53,624	$ 588,904
Shares issued to shareholders in reinvestment of distributions	155	1,749
Shares redeemed	(4,385)	(49,693)
Net increase (decrease) in shares outstanding before conversion	49,394	540,960
Shares converted from Class C (See Note 1)	(6,621)	(75,948)
Net increase (decrease)	42,773	$ 465,012

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,391	$ 29,029
Net increase (decrease)	2,391	$ 29,029
Period ended April 30, 2021:(a)
Shares sold	194,284	$ 1,945,000
Shares issued to shareholders in reinvestment of distributions	1,772	19,971
Shares redeemed	(191,673)	(2,245,853)
Net increase (decrease)	4,383	$ (280,882)

Class R3	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	11,424	$ 137,844
Net increase (decrease)	11,424	$ 137,844
Period ended April 30, 2021:(a)
Shares sold	33,920	$ 383,218
Shares issued to shareholders in reinvestment of distributions	21	239
Net increase (decrease)	33,941	$ 383,457

109

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	81,267	$ 985,425
Shares redeemed	(729)	(8,951)
Net increase (decrease)	80,538	$ 976,474
Period ended April 30, 2021:(b)
Shares sold	42,765	$ 488,812
Shares issued to shareholders in reinvestment of distributions	68	758
Shares redeemed	(2,734)	(31,987)
Net increase (decrease)	40,099	$ 457,583

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay Growth ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	1,277,890	$16,713,253
Shares redeemed	(173,973)	(2,292,920)
Net increase (decrease) in shares outstanding before conversion	1,103,917	14,420,333
Shares converted into Class A (See Note 1)	177	2,330
Shares converted from Class A (See Note 1)	(207)	(2,784)
Net increase (decrease)	1,103,887	$14,419,879
Period ended April 30, 2021:(a)
Shares sold	2,537,583	$29,056,494
Shares issued to shareholders in reinvestment of distributions	7,401	87,479
Shares redeemed	(222,327)	(2,613,606)
Shares converted into Class A (See Note 1)	94	1,156
Shares converted from Class A (See Note 1)	(29)	(354)
Net increase (decrease)	2,322,722	$26,531,169

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,388	$ 30,950
Shares redeemed	1	—
Net increase (decrease) in shares outstanding before conversion	2,389	30,950
Shares converted from Class C (See Note 1)	(179)	(2,330)
Net increase (decrease)	2,210	$ 28,620
Period ended April 30, 2021:(a)
Shares sold	22,747	$ 255,421
Shares issued to shareholders in reinvestment of distributions	66	777
Shares redeemed	(117)	(1,371)
Shares converted from Class C (See Note 1)	(94)	(1,156)
Net increase (decrease)	22,602	$ 253,671

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Period ended April 30, 2021:(a)
Shares sold	193,850	$ 1,939,316
Shares issued to shareholders in reinvestment of distributions	1,947	22,920
Shares redeemed	(192,688)	(2,420,038)
Net increase (decrease)	3,109	$ (457,802)

Class R3	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	253	$ 3,305
Net increase (decrease)	253	$ 3,305
Period ended April 30, 2021:(a)
Shares sold	12,294	$ 124,997
Shares issued to shareholders in reinvestment of distributions	44	519
Net increase (decrease)	12,338	$ 125,516

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2021: (b)
Shares sold	103,502	$ 1,353,775
Shares redeemed	(1,411)	(18,136)
Net increase (decrease) in shares outstanding before conversion	102,091	1,335,639
Shares converted into SIMPLE Class (See Note 1)	208	2,784
Net increase (decrease)	102,299	$ 1,338,423
Period ended April 30, 2021:
Shares sold	81,926	$ 985,511
Shares issued to shareholders in reinvestment of distributions	92	1,084
Shares redeemed	(6,781)	(84,986)
Shares converted into SIMPLE Class (See Note 1)	29	354
Net increase (decrease)	75,266	$ 901,963

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.

110	Mainstay ETF Asset Allocation Funds

MainStay Equity ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	913,306	$12,764,868
Shares redeemed	(110,069)	(1,555,875)
Net increase (decrease) in shares outstanding before conversion	803,237	11,208,993
Shares converted into Class A (See Note 1)	637	8,860
Net increase (decrease)	803,874	$11,217,853
Period ended April 30, 2021:(a)
Shares sold	1,551,616	$18,998,861
Shares issued to shareholders in reinvestment of distributions	2,490	30,705
Shares redeemed	(75,463)	(944,522)
Net increase (decrease) in shares outstanding before conversion	1,478,643	18,085,044
Shares converted into Class A (See Note 1)	3,376	44,154
Net increase (decrease)	1,482,019	$18,129,198

Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	2,843	$ 40,058
Shares redeemed	(901)	(12,477)
Net increase (decrease) in shares outstanding before conversion	1,942	27,581
Shares converted from Class C (See Note 1)	(642)	(8,860)
Net increase (decrease)	1,300	$ 18,721
Period ended April 30, 2021:(a)
Shares sold	20,328	$ 233,925
Shares issued to shareholders in reinvestment of distributions	29	359
Shares redeemed	(4,054)	(49,006)
Net increase (decrease) in shares outstanding before conversion	16,303	185,278
Shares converted from Class C (See Note 1)	(3,391)	(44,154)
Net increase (decrease)	12,912	$ 141,124

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	7,559	$ 104,735
Shares redeemed	(193,412)	(2,596,813)
Net increase (decrease)	(185,853)	$ (2,492,078)
Period ended April 30, 2021:(a)
Shares sold	195,586	$ 1,962,226
Shares issued to shareholders in reinvestment of distributions	2,312	28,320
Net increase (decrease)	197,898	$ 1,990,546

Class R3	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	52	$ 750
Shares redeemed	—	(13)
Net increase (decrease)	52	$ 737
Period ended April 30, 2021:(a)
Shares sold	32,636	$ 392,024
Shares issued to shareholders in reinvestment of distributions	53	645
Net increase (decrease)	32,689	$ 392,669

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2021: (b)
Shares sold	67,588	$ 944,403
Shares redeemed	(4,173)	(56,572)
Net increase (decrease)	63,415	$ 887,831
Period ended April 30, 2021:
Shares sold	60,280	$ 777,031
Shares issued to shareholders in reinvestment of distributions	17	208
Shares redeemed	(698)	(9,450)
Net increase (decrease)	59,599	$ 767,789

(a)	The inception date of the class was June 30, 2020.
(b)	The inception date of the class was August 31, 2020.
MainStay ESG Multi-Asset Allocation Fund
Class A	Shares	Amount
Period ended October 31, 2021: (a)
Shares sold	30,077	$ 302,129
Net increase (decrease)	30,077	$ 302,129

Class C	Shares	Amount
Period ended October 31, 2021: (a)
Shares sold	2,500	$ 25,000
Net increase (decrease)	2,500	$ 25,000

Class I	Shares	Amount
Period ended October 31, 2021: (a)
Shares sold	990,645	$9,906,500
Net increase (decrease)	990,645	$9,906,500

Class R3	Shares	Amount
Period ended October 31, 2021: (a)
Shares sold	2,876	$ 28,824
Net increase (decrease)	2,876	$ 28,824

111

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Period ended October 31, 2021: (a)
Shares sold	2,500	$ 25,000
Net increase (decrease)	2,500	$ 25,000

(a)	The inception date of the class was September 30, 2021.
Note 10–Other Matters
An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 and related new variants is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the ETF Allocation Funds' performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the ETF Allocation Funds as of and for the six-month period ended October 31, 2021, events and transactions subsequent to October 31, 2021, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
112	Mainstay ETF Asset Allocation Funds

Board Consideration and Approval of Management Agreement (Unaudited)
The Management Agreement with respect to the MainStay ESG Multi-Asset Allocation Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) must be approved initially and, following an initial term of up to two years, is subject to annual review and approval by the Board of Trustees of MainStay Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its September 28-29, 2021 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Management Agreement for an initial two-year period.
In reaching the decision to approve the Management Agreement, the Board considered information furnished by New York Life Investments in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee between June 2021 and September 2021, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments that follow investment strategies similar to those proposed for the Fund, and, when applicable, the rationale for any differences in the Fund’s proposed management fee and the fees charged to those other investment advisory clients. In addition, the Board considered information previously provided to the Board in connection with its review of the management agreements for other funds in the MainStay Group of Funds, as deemed relevant to each Trustee. The Board also considered information furnished by New York Life Investments in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in connection with its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of the Management Agreement and investment performance reports on other funds in the MainStay Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New York Life Investments personnel. The Board also took into account other information received from New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions, sales and marketing activity and non-advisory services provided to other funds in the MainStay Group of Funds by New York Life Investments. The contract review process, including the structure and format for materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for a portion thereof, with senior management of New York Life Investments without other representatives of New York Life Investments present. In addition, the Board considered information regarding the Fund’s proposed distribution arrangements and information provided to the Board in connection with its review of the distribution arrangements for other funds in the MainStay Group of Funds, as deemed relevant to each Trustee.
In considering the approval of the Management Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The factors considered by the Board are described in greater detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Fund by New York Life Investments; (ii) the qualifications of the proposed portfolio managers of the Fund and the historical investment performance of products managed by such portfolio managers with investment strategies similar to those proposed for the Fund; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments from its relationship with the Fund; (iv) the extent to which economies of scale may be realized if the Fund grows and the extent to which economies of scale may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s proposed management fee and estimated total ordinary operating expenses. Although the Board recognized that comparisons between the Fund’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s proposed management fee and estimated total ordinary operating expenses as compared to the peer funds identified by New York Life Investments. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Management Agreement was based on a consideration of the information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for the Fund, such as presentations from New York Life Investments personnel, including certain members of the proposed portfolio management team. The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments with respect to the Fund. The Board took into account its knowledge of New York Life Investments resulting from, among other things, the Board’s consideration of the management agreements for other funds in the MainStay Group of Funds in prior years, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest in the Fund. The factors that figured prominently in the Board’s decision to

113

Board Consideration and Approval of Management Agreement (Unaudited) (continued)
approve the Management Agreement during its September 28-29, 2021 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in making such approval.
Nature, Extent and Quality of Services to be Provided by New York Life Investments
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to the Fund. The Board evaluated New York Life Investments’ experience and capabilities in serving as a manager of mutual funds, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers. The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to the Fund as well as New York Life Investments’ reputation and financial condition. The Board observed that New York Life Investments would devote significant resources and time to providing management and non-advisory services to the Fund.
The Board also considered the range of services that New York Life Investments would provide to the Fund under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel. The Board noted that New York Life Investments would provide certain other non-advisory services to the Fund. In addition, the Board considered New York Life Investments’ willingness to invest in personnel, infrastructure, technology, operational enhancements, cyber security, information security, shareholder privacy resources and business continuity planning designed to benefit the MainStay Group of Funds and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer. The Board recognized that New York Life Investments has provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments, including in connection with the designation of New York Life Investments as the administrator of the MainStay Group of Funds’ liquidity risk management program adopted under the 1940 Act. The Board considered benefits to shareholders from the Fund being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares of funds in the MainStay Group of Funds, including without the imposition of a sales charge (if any).
The Board also examined the nature, extent and quality of the investment advisory services that New York Life Investments proposed to provide to the Fund and considered the terms of the proposed Management Agreement. The Board evaluated New York Life Investments’ experience in advising other portfolios, including mandates with investment strategies similar to those proposed for the Fund, and New York Life Investments’ track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at New York Life Investments and New York Life Investments’ overall resources, legal and compliance environment, capabilities and history. In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered that New York Life Investments believes its compliance policies and procedures are reasonably designed to prevent violation of the federal securities laws and acknowledged New York Life Investments’ commitment to further developing and strengthening compliance programs relating to the MainStay Group of Funds. The Board also considered the policies and procedures in place with respect to matters that may involve conflicts of interest between the Fund’s investments and those of other accounts managed by New York Life Investments. The Board reviewed New York Life Investments’ ability to attract and retain qualified investment professionals and willingness to invest in personnel to service and support the Fund. In this regard, the Board considered the experience of the Fund’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for the Fund, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
The Board considered the Fund’s anticipated investments in exchange-traded funds (“ETFs”) in excess of statutory limitations under the 1940 Act in reliance on exemptive relief issued to the ETFs, including the conditions of the applicable exemptive relief, and the Fund’s investing fund agreements with these ETFs in accordance with such relief. The Board concluded that the management fees charged to the Fund would be for advisory services provided to the Fund that would be in addition to, and not duplicative of, services provided to the underlying ETFs under their respective advisory contracts.
Because the Fund would invest substantially all its assets in other funds, including funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding the investment rationale and process for the allocation among and selection of the underlying funds in which the Fund would invest. The Board also considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds.
Based on these considerations, the Board concluded that the Fund would likely benefit from the nature, extent and quality of these services.

114	Mainstay ETF Asset Allocation Funds

Investment Performance
In connection with the Board’s consideration of the proposed Management Agreement, the Board noted that the Fund had no investment performance track record because the Fund had not yet commenced investment operations. The Board discussed with management the Fund’s proposed investment process, strategies and risks. Additionally, the Board considered the historical performance of investment portfolios with similar investment strategies as those proposed for the Fund and other portfolios managed by the proposed portfolio managers for the Fund. Based on these considerations, the Board concluded that the Fund was likely to be managed responsibly and capably by New York Life Investments.
Costs of the Services to be Provided, and Profits to be Realized, by New York Life Investments
The Board considered information provided by New York Life Investments with respect to the anticipated costs of the services to be provided under the Management Agreement. The Board also considered information provided by New York Life Investments with respect to the profits expected to be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board considered that the Fund’s investments in underlying funds managed by New York Life Investments or its affiliates will indirectly benefit New York Life Investments or its affiliates.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and the expected profits to be realized by New York Life Investments and its affiliates, the Board considered, among other factors, New York Life Investments’ continuing investments in, or willingness to invest in, personnel, systems, equipment and other resources and infrastructure to support and further enhance the management of the funds in the MainStay Group of Funds. The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to attract and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to be able to provide high-quality services to the Fund. The Board recognized that the Fund would benefit from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board. The Board previously engaged an independent consultant to review the methods used to allocate costs among the funds in the MainStay Group of Funds. The Board noted that the independent consultant had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds are reasonable and that New York Life Investments continued to use the same method of calculating profit and allocating costs since the independent consultant’s review. The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and noted that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund, including reputational and other indirect benefits. In addition, the Board considered its review of a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Fund.
The Board observed that, in addition to fees to be earned by New York Life Investments for managing the Fund, New York Life Investments’ affiliates would also earn revenues, which was described to the Board as part of the annual contract renewal process for other funds in the MainStay Group of Funds, from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor. The Board considered information about these other revenues and their impact on the anticipated profitability of the relationship with the Fund to New York Life Investments and its affiliates.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates due to their relationships with the Fund were not excessive.
Management Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fees to be paid under the Management Agreement and the Fund’s estimated total ordinary operating expenses.
In assessing the reasonableness of the Fund’s proposed management fee and estimated expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments on fees charged by New York Life Investments to other funds that follow investment strategies similar to those proposed for the Fund. The Board considered the similarities and differences in the contractual management fee schedules of the Fund and those of these similarly-managed funds, taking into account the rationale for any
115

Board Consideration and Approval of Management Agreement (Unaudited) (continued)
differences in fee schedules. Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses. The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board considered the Fund’s proposed transfer agent fee schedule, noting that it would be comprised of a fee calculated based on the assets in a shareholder’s account up to a certain amount and a per-account fee after such amount to the extent information about the size of a shareholder account is available to the Fund. The Board took into account information from New York Life Investments regarding the reasonableness of the Fund’s proposed transfer agent fee schedule. In addition, the Board considered the profitability of NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s proposed transfer agent, in connection with the transfer agent services it provides to the funds in the MainStay Group of Funds. The Board also took into account information received from NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the other funds in the MainStay Group of Funds.
The Board considered the extent to which transfer agent fees may comprise total expenses of the Fund. The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of the Fund and other MainStay Fund share classes. The Board also recognized measures that it and New York Life Investments have taken to mitigate the effect of small accounts on the expense ratios of MainStay Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses. The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during the seven years prior to 2021.
Based on the factors outlined above, the Board concluded that the Fund’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether the Fund’s proposed expense structure would permit economies of scale to be appropriately shared with the Fund’s shareholders. The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds. Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance services. The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other similar funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale are appropriately reflected for the benefit of the Fund’s shareholders through the Fund’s expense structure. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund’s expense structure over time.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Management Agreement.

116	Mainstay ETF Asset Allocation Funds

Proxy Voting Record
Each ETF Allocation Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
Each ETF Allocation Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The ETF Allocation Funds' holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
117

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay MacKay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay MacKay International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund3
MainStay MacKay Tax Free Bond Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Defensive ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay ESG Multi-Asset Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam Belgium S.A.4
Brussels, Belgium
Candriam Luxembourg S.C.A.4
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
MacKay Shields LLC4
New York, New York
NYL Investors LLC4
New York, New York
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC4
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
3.	Prior to November 30, 2021, the Fund's name was formerly MainStay MacKay Intermediate Tax Free Bond Fund.
4.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2021 NYLIFE Distributors LLC. All rights reserved.
1879610MS180-21	MSAAETF10-12/21
(NYLIM) NL486

MainStay MacKay Intermediate Tax Free Bond Fund*

Message from the President and Semiannual Report
Unaudited  |  October 31, 2021
Sign up for e-delivery of your shareholder reports. For full details on e-delivery, including who can participate and what you can receive via e-delivery, please log in to newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency
* Effective November 30, 2021, MainStay MacKay Intermediate Tax Free Bond Fund was renamed MainStay MacKay Strategic Municipal Allocation Fund.

This page intentionally left blank

Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed's bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained more steady through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your MainStay Fund during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A Shares	Maximum 4.5% Initial Sales Charge	With sales charges	6/28/2019	-4.34%	-0.51%	1.57%	0.98%
		Excluding sales charges		0.16	4.18	3.58	0.98
Investor Class Shares[3]	Maximum 4% Initial Sales Charge	With sales charges	6/28/2019	-4.02	-0.52	1.29	1.24
		Excluding sales charges		-0.02	3.62	3.30	1.24
Class C Shares	Maximum 1% CDSC	With sales charges	6/28/2019	-1.15	2.46	3.09	1.49
	if redeemed Within One Year of Purchase	Excluding sales charges		-0.15	3.46	3.09	1.49
Class I Shares	No Sales Charge		6/28/2019	0.27	4.31	3.78	0.76
Class R6 Shares	No Sales Charge		6/28/2019	0.28	4.31	3.79	0.77

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
3.	Prior to June 30, 2020, the maximum initial sales charge was 4.5%, which is reflected in the average annual total return figures shown.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months[1]	One Year	Since Inception
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]	-0.11%	1.78%	2.92%
Morningstar Municipal National Intermediate Category Average[3]	0.14	2.92	3.08

1.	Not annualized.
2.	The Bloomberg Municipal Bond Index 1-15 Yr Blend is the Fund's primary broad-based securities-market index for comparison purposes. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.
3.	The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these portfolios spread their assets across many states and sectors. These portfolios have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay Intermediate Tax Free Bond Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay Intermediate Tax Free Bond Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$1,001.60	$3.78	$1,021.42	$3.82	0.75%
Investor Class Shares	$1,000.00	$ 999.80	$5.49	$1,019.71	$5.55	1.09%
Class C Shares	$1,000.00	$ 998.50	$6.60	$1,018.60	$6.67	1.31%
Class I Shares	$1,000.00	$1,002.70	$2.52	$1,022.68	$2.55	0.50%
Class R6 Shares	$1,000.00	$1,002.80	$2.52	$1,022.68	$2.55	0.50%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of October 31, 2021 (Unaudited)
Illinois	15.4%
New York	10.5
California	10.1
Texas	6.1
Pennsylvania	5.8
Florida	5.5
Utah	3.9
Washington	3.7
New Jersey	3.3
Nevada	3.0
Michigan	2.9
Louisiana	2.5
Guam	2.1
Georgia	2.1
Colorado	1.9
New Mexico	1.6
Nebraska	1.5
Mississippi	1.5
Ohio	1.5
Missouri	1.4
South Carolina	1.2%
Puerto Rico	1.1
Idaho	1.1
North Carolina	1.1
Alabama	1.1
Arizona	1.0
Maryland	0.9
Alaska	0.9
New Hampshire	0.8
Wisconsin	0.8
Connecticut	0.7
Indiana	0.7
Minnesota	0.5
North Dakota	0.4
U.S. Virgin Islands	0.2
District of Columbia	0.2
Other Assets, Less Liabilities	1.0
100.0%
See Portfolio of Investments beginning on page 11 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of October 31, 2021 (excluding short-term investments) (Unaudited)
1.	California Municipal Finance Authority, 5.00%, due 5/15/26–5/15/36
2.	Metropolitan Transportation Authority, 5.00%, due 11/15/29–11/15/42
3.	State of New Jersey, 4.00%, due 6/1/30
4.	Cook County Township High School District No. 220 Reavis, 5.00%, due 12/1/29
5.	Washington State Convention Center Public Facilities District, 4.00%, due 7/1/37
6.	Utah Infrastructure Agency, 4.00%-5.00%, due 10/15/27–10/15/38
7.	City of Shreveport LA, 5.00%, due 12/1/32
8.	Chicago Board of Education, (zero coupon)-5.00%, due 12/1/25–12/1/34
9.	Chicago Park District, 5.00%, due 1/1/23–1/1/24
10.	Utah Charter School Finance Authority, 4.00%-5.00%, due 4/15/25–4/15/40

8	MainStay MacKay Intermediate Tax Free Bond Fund

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers John Loffredo, CFA, Robert DiMella, CFA, Michael Petty, David Dowden, Scott Sprauer, Frances Lewis, John Lawlor and Michael Denlinger, CFA, of MacKay Shields LLC, the Fund’s Subadvisor.
How did MainStay MacKay Intermediate Tax Free Bond Fund perform relative to its benchmark and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay MacKay Intermediate Tax Free Bond Fund returned 0.27%, outperforming the −0.11% return of the Fund’s benchmark, the Bloomberg Municipal Bond Index 1–15 Year Blend (the “Index”). Over the same period, Class I shares also outperformed the 0.14% return of the Morningstar Muni National Intermediate Category Average.1
Were there any changes to the Fund during the reporting period?
At meetings held on September 28-29, 2021, the Board of Trustees of MainStay Funds Trust considered and approved changing the Fund’s name and modifying the Fund’s principal investment strategies and investment process. These changes were effective on November 30, 2021. For more information refer to the supplement dated September 30, 2021.
What factors affected the Fund’s relative performance during the reporting period?
During the reporting period, the Fund outperformed the Index primarily due to security selection, which stems from the team’s actively managed approach with deep credit research at its core. The Fund’s underweight exposure to bonds rated AAA and AA made a positive contribution to relative performance.2 (Contributions take weightings and total returns into account.) In addition, security selection among maturities of 10-to-20 years bolstered results. Across states, security selection in California, Washington and New York contributed positively to relative returns.
During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?
During the reporting period, the Fund used a U.S. Treasury futures hedge to stay within a neutral duration3 relative to the Index. This hedge had a minimal impact on the performance of the Fund.
What was the Fund’s duration strategy during the reporting period?
As relative value investors, the team aims to keep the Fund’s duration within a neutral range relative to that of the Index. As of October 31, 2021, the Fund's modified duration to worst4 was 4.10 years while the Index's modified duration to worst was 4.13 years.
During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?
Across sectors, the Fund’s security selection in the special tax, state general obligation and water/sewer contributed positively relative results. Meanwhile, the other revenue and education sectors detracted from relative performance.
What were some of the Fund’s largest purchases and sales during the reporting period?
The Fund remained focused on diversification and liquidity, so no individual purchase or sale would have been considered significant, although sector overweights and security structure, in their entirety, did have an impact.
How did the Fund’s weightings change during the reporting period?
During the reporting period, the Fund increased sector exposure to education, hospital and local general obligation. From a geographic perspective, exposure to Texas, California and New

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
2.	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor's capacity to meet its financial commitment on the obligation is very strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
3.	Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
4.	Modified duration is inversely related to the approximate percentage change in price for a given change in yield. Duration to worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first. This measure ignores future cash flow fluctuations due to embedded optionality.
9

York also increased. Exposure to credits rated BB5 and AAA rose as well, as did maturity exposure to 10-to-15 years and greater than 20 years.
Conversely, the Fund decreased sector exposure to transportation, electric and special tax, along with state exposure to Connecticut and Indiana. Across the credit spectrum, the Fund decreased exposure to bonds rated BBB6 and AA. Lastly, the Fund decreased maturity exposure to 15-to-20 years.
How was the Fund positioned at the end of the reporting period?
As of October 31, 2021, the Fund held an overweight position relative to the Index in the education and hospital sectors. The Fund also held overweight positions in credits rated BBB, in states Illinois and Utah, and in bonds maturing in 15-to-20 years.
As of the same date, the Fund held underweight exposure to the state general obligation and prerefunded/ETM (escrowed to maturity) sectors, and to holdings from California and New York. Lastly, the Fund held underweight exposure to securities rated AAA and to bonds maturing in three-to-five years.
5.	An obligation rated ‘BB’ by S&P to be less vulnerable to nonpayment than other speculative issues. In the opinion of S&P, however, the obligor faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
6.	An obligation rated ‘BBB’ by S&P is deemed by S&P to exhibit adequate protection parameters. In the opinion of S&P, however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
10	MainStay MacKay Intermediate Tax Free Bond Fund

Portfolio of Investments October 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 99.0%
Long-Term Municipal Bonds 97.8%
Alabama 1.1%
Chilton County Health Care Authority, Sales Tax, Chilton County Hospital Project, Revenue Bonds
Series A
5.00%, due 11/1/28	$ 200,000	$ 228,208
Homewood Educational Building Authority, Samford University, Revenue Bonds
Insured: AGM
5.00%, due 12/1/41	500,000	525,536
		753,744
Alaska 0.9%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series 2020 A
5.00%, due 6/1/28	250,000	284,244
State of Alaska International Airports System, Revenue Bonds
Series B
4.00%, due 10/1/31	250,000	303,865
		588,109
Arizona 1.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
5.00%, due 11/1/23	250,000	272,671
5.00%, due 11/1/25	340,000	397,493
		670,164
California 9.3%
ABAG Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program, Special Tax
Insured: AGM
5.00%, due 9/2/30	70,000	85,638
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/30	250,000	322,429
California Municipal Finance Authority, UCR North District Phase I Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/26	500,000	592,015
	Principal Amount	Value

California (continued)
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	$ 1,000,000	$ 1,234,832
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (a)	250,000	251,679
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41	240,000	262,311
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021 A
4.00%, due 9/2/26	260,000	288,970
California Statewide Communities Development Authority, CHF-Irvine LLC, Revenue Bonds
Insured: BAM
4.00%, due 5/15/36	290,000	343,442
City of Los Angeles CA, Department of Airports, Revenue Bonds
5.00%, due 5/15/32 (b)	650,000	808,895
Pittsburg Unified School District, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/46	250,000	289,135
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.00%, due 9/1/40	200,000	234,404
Roseville Joint Union High School District, School Financing Project, Certificate of Participation
Insured: BAM
2.125%, due 6/1/35	425,000	425,041
South Bay Union School District, Unlimited General Obligation
(zero coupon), due 8/1/22	1,000,000	996,191
		6,134,982

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado 1.9%
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation
4.00%, due 8/1/23	$ 50,000	$ 53,134
Insured: Moral Obligation
4.00%, due 8/1/24	50,000	54,630
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project, Revenue Bonds
4.00%, due 5/1/27	70,000	77,969
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/32	110,000	137,619
Series A-2
5.00%, due 8/1/33	90,000	112,236
Series A-1
5.00%, due 8/1/34	75,000	93,182
Series A-1
5.00%, due 8/1/35	105,000	130,081
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/36	500,000	587,917
		1,246,768
Connecticut 0.7%
University of Connecticut, Revenue Bonds
Series A, Insured: BAM
5.00%, due 1/15/37	385,000	455,581
District of Columbia 0.2%
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/34	130,000	158,048
Florida 5.5%
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Insured: AGM
4.00%, due 7/1/38	250,000	298,849
	Principal Amount	Value

Florida (continued)
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	$ 100,000	$ 99,364
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/31	350,000	443,570
East Nassau Stewardship District, Special Assessment
2.40%, due 5/1/26	50,000	50,037
Florida Municipal Power Agency, Revenue Bonds
Series A
3.00%, due 10/1/33	100,000	109,053
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	385,000	391,979
Series A-2
3.10%, due 5/1/24	290,000	295,266
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
Series B
4.00%, due 11/15/46	600,000	686,097
Pinellas County Industrial Development Authority, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project, Revenue Bonds
5.00%, due 7/1/29	500,000	556,636
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	98,524
State of Florida, Unlimited General Obligation
Series C
4.00%, due 6/1/30	500,000	510,196
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	50,000	50,184
		3,589,755

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay Intermediate Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia 1.7%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.00%, due 7/1/22	$ 500,000	$ 516,057
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.00%, due 1/1/38	500,000	607,862
		1,123,919
Guam 2.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	500,000	539,996
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	385,000	398,112
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	365,000	419,783
		1,357,891
Idaho 1.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	419,400
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, due 7/15/33	250,000	327,796
		747,196
Illinois 15.4%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/25	500,000	476,877
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/34	500,000	618,825
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/28	200,000	234,464
	Principal Amount	Value

Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (continued)
Series C
5.00%, due 1/1/34	$ 250,000	$ 291,239
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	526,656
Series B
5.00%, due 1/1/24	500,000	548,126
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
Insured: AGM
5.00%, due 1/1/31	500,000	546,762
City of Monmouth IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/27	300,000	312,040
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/29	1,000,000	1,247,255
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (a)	250,000	280,410
Illinois Finance Authority, Carle Foundation (The), Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	327,909
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/23	265,000	276,118
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/24 (c)	250,000	260,065
Peoria County Community Unit School District No. 323, Unlimited General Obligation
4.00%, due 4/1/28	250,000	289,344
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL
5.50%, due 7/1/24	160,000	181,333
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/30	$ 500,000	$ 638,956
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/29	555,000	707,796
Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 12/1/34	250,000	313,880
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/33	250,000	294,685
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/24	250,000	281,506
5.50%, due 5/1/39	500,000	620,740
Village of Mundelein, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/25	210,000	236,093
Insured: AGM
4.00%, due 12/15/39	250,000	286,589
Village of Westchester, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/21	350,000	351,041
		10,148,709
Indiana 0.7%
Indiana Finance Authority, Revenue Bonds, Second Lien
Insured: BAM
5.00%, due 10/1/35	100,000	132,353
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/29	250,000	314,335
		446,688
	Principal Amount	Value

Louisiana 2.5%
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/32	$ 920,000	$ 1,096,353
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
4.00%, due 10/1/41	500,000	564,998
		1,661,351
Maryland 0.9%
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
4.00%, due 7/1/34	500,000	587,008
Michigan 2.9%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	281,335
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/22	215,000	220,333
Insured: AGM
4.00%, due 7/1/23	250,000	265,038
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	591,305
Michigan Finance Authority, Public Lighting Authority Local Project, Revenue Bonds
5.00%, due 7/1/31	100,000	107,275
Michigan Mathematics & Science Initiative, Revenue Bonds
4.00%, due 1/1/31	165,000	185,073
Summit Academy North, Michigan Public School Academy, Revenue Bonds
2.25%, due 11/1/26	250,000	245,982
		1,896,341
Minnesota 0.5%
City of Independence MN, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	308,517

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay Intermediate Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Mississippi 1.5%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
5.00%, due 1/1/34	$ 810,000	$ 999,737
Missouri 1.4%
City of St Louis MO, Airport, Revenue Bonds
5.00%, due 7/1/36 (b)	725,000	891,302
Nebraska 1.5%
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (d)	900,000	979,249
Nevada 3.0%
City of Las Vegas NV, Special Improvement District No. 816, Special Assessment
2.00%, due 6/1/24	150,000	152,120
City of North Las Vegas NV, Limited General Obligation
Insured: BAM
5.00%, due 6/1/26	785,000	933,738
City of Sparks NV, Sales Tax, Revenue Bonds, Senior Lien
Series A
2.75%, due 6/15/28 (a)	600,000	617,235
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43	250,000	299,100
		2,002,193
New Hampshire 0.8%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
4.00%, due 4/1/30 (b)	500,000	552,492
	Principal Amount	Value

New Jersey 3.3%
Atlantic County Improvement Authority (The), Stockton University-Atlantic City Campus Phase II Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/35	$ 200,000	$ 260,350
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds
4.00%, due 7/15/30 (a)	250,000	287,387
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/32	250,000	274,762
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	1,100,000	1,322,811
		2,145,310
New Mexico 1.6%
City of Santa Fe NM, El Castillo Retirement Residences Project, Revenue Bonds
2.25%, due 5/15/24	300,000	300,199
New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Revenue Bonds
2.25%, due 7/1/23	750,000	750,448
		1,050,647
New York 10.5%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	405,000	453,116
Hempstead Union Free School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
1.00%, due 7/13/22	250,000	251,138
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	604,041
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A1
5.00%, due 11/15/29	500,000	580,202
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/38	$ 250,000	$ 264,247
Series C
5.00%, due 11/15/42	500,000	527,569
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
4.00%, due 12/1/36	375,000	439,912
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	517,712
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	370,000	368,277
New York State Dormitory Authority, Revenue Bonds
Series A
3.00%, due 3/15/38	250,000	267,510
New York State Thruway Authority, Revenue Bonds
Series L
5.00%, due 1/1/32	250,000	305,662
New York State Urban Development Corp., Personal Income Tax, General Purpose, Revenue Bonds
Series A
5.00%, due 3/15/36	750,000	958,347
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/27	500,000	603,086
Port Authority of New York & New Jersey, Revenue Bonds
4.00%, due 9/1/43	400,000	461,791
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (d)	250,000	264,542
		6,867,152
	Principal Amount	Value

North Carolina 1.1%
North Carolina Medical Care Commission, Lutheran Services for the Aging, Revenue Bonds
Series A
3.00%, due 3/1/23	$ 150,000	$ 153,492
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	500,000	548,101
		701,593
North Dakota 0.4%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
4.00%, due 12/1/38	250,000	288,064
Ohio 1.5%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
2.875%, due 2/1/26	250,000	261,605
Ohio Higher Educational Facility Commission, University Circle, Inc. Project, Revenue Bonds, Senior Lien
5.00%, due 1/15/34	150,000	184,008
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series E
5.00%, due 1/15/35	250,000	303,345
West Carrollton City School District, Unlimited General Obligation
Series A, Insured: School District Credit Program
4.00%, due 12/1/21	250,000	250,771
		999,729
Pennsylvania 5.8%
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	374,845
5.00%, due 7/1/35	300,000	374,098
City of Oil City PA, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/35	270,000	314,180

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay Intermediate Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
City of Philadelphia PA, Airport, Revenue Bonds
Series A
4.00%, due 7/1/35	$ 500,000	$ 585,472
Dauphin County General Authority, Harrisburg University of Science & Technology, Revenue Bonds
4.25%, due 10/15/26 (a)	100,000	108,288
Forest Hills School District, Limited General Obligation
Insured: BAM
5.00%, due 8/15/22	250,000	259,313
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/37	100,000	109,047
North Pocono School District, Regional Wastewater, Limited General Obligation
Series A, Insured: AGM
4.00%, due 9/15/32	500,000	587,271
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/38	250,000	292,229
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	514,045
Warrior Run School District, Limited General Obligation
Insured: AGM
4.00%, due 9/1/36	255,000	281,728
		3,800,516
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 7/1/35	100,000	100,880
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	50,000	54,999
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds (continued)
Series A-1
4.50%, due 7/1/34	$ 500,000	$ 546,556
		702,435
South Carolina 1.2%
East Richland County Public Service District, Revenue Bonds
4.00%, due 1/1/22	500,000	503,132
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/37	250,000	293,597
		796,729
Texas 6.1%
Arlington Higher Education Finance Corp., Wayside Schools, Revenue Bonds
Series A
5.00%, due 8/15/23	50,000	53,154
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/37	100,000	126,631
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	454,577
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/34	250,000	282,411
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 8/15/33	500,000	586,427
County of Bexar TX, Limited General Obligation
5.00%, due 6/15/26	500,000	560,229
Dallas Fort Worth International Airport, Revenue Bonds
Series B
4.00%, due 11/1/45	250,000	287,203
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/40	250,000	267,109
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/25	$ 235,000	$ 268,251
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	250,000	262,685
5.00%, due 12/15/23	250,000	273,261
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Revenue Bonds, Senior Lien
4.00%, due 6/30/32	500,000	594,163
		4,016,101
U.S. Virgin Islands 0.2%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: AGM
5.00%, due 10/1/30	100,000	103,191
Utah 3.9%
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/30	100,000	117,816
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/40	250,000	286,471
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/25	135,000	153,208
Insured: UT CSCE
5.00%, due 4/15/28	200,000	242,919
Insured: UT CSCE
5.00%, due 4/15/29	185,000	228,793
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
4.00%, due 10/15/38	260,000	304,776
	Principal Amount	Value

Utah (continued)
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/27	$ 250,000	$ 303,148
Series A
5.00%, due 10/15/28	460,000	553,233
Utah Transit Authority, Revenue Bonds
Series C, Insured: AGM
5.25%, due 6/15/27	300,000	368,593
		2,558,957
Washington 3.7%
Lewis County School District No. 226 Adna, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 12/1/28	390,000	438,157
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
4.00%, due 7/1/37	1,070,000	1,224,804
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (a)	250,000	248,343
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds
2.375%, due 1/1/26 (a)	500,000	500,345
		2,411,649
Wisconsin 0.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds
Insured: AGM
5.00%, due 2/15/32	400,000	508,283
Total Long-Term Municipal Bonds (Cost $62,566,336)		64,250,100
Short-Term Municipal Notes 1.2%
California 0.8%
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
0.19%, due 7/1/37 (e)	500,000	500,169

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay Intermediate Tax Free Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Georgia 0.4%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
0.09%, due 11/1/52 (e)	$ 300,000	$ 300,000
Total Short-Term Municipal Notes (Cost $800,000)		800,169
Total Investments (Cost $63,366,336)	99.0%	65,050,269
Other Assets, Less Liabilities	1.0	658,117
Net Assets	100.0%	$ 65,708,386

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2021.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of October 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 5 Year Notes	(60)	December 2021	$ (7,399,555)	$ (7,305,000)	$ 94,555
U.S. Treasury 10 Year Notes	(35)	December 2021	(4,655,584)	(4,574,609)	80,975
Net Unrealized Appreciation					$ 175,530

1.	As of October 31, 2021, cash in the amount of $92,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2021.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
NATL—National Public Finance Guarantee Corp.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 64,250,100	$ —	$ 64,250,100
Short-Term Municipal Notes	—	800,169	—	800,169
Other Financial Instruments
Futures Contracts (b)	175,530	—	—	175,530
Total Other Financial Instruments	175,530	—	—	175,530
Total Investments in Securities and Other Financial Instruments	$ 175,530	$ 65,050,269	$ —	$ 65,225,799

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay Intermediate Tax Free Bond Fund

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (identified cost $63,366,336)	$65,050,269
Cash	673,426
Cash collateral on deposit at broker for futures contracts	92,500
Receivables:
Interest	751,365
Fund shares sold	24,000
Variation margin on futures contracts	234
Other assets	30,240
Total assets	66,622,034
Liabilities
Payables:
Investment securities purchased	850,565
Professional fees	32,948
Shareholder communication	12,715
Manager (See Note 3)	11,454
Fund shares redeemed	1,364
NYLIFE Distributors (See Note 3)	338
Accrued expenses	4,264
Total liabilities	913,648
Net assets	$65,708,386
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 6,351
Additional paid-in-capital	63,818,290
63,824,641
Total distributable earnings (loss)	1,883,745
Net assets	$65,708,386
Class A
Net assets applicable to outstanding shares	$ 1,060,447
Shares of beneficial interest outstanding	102,315
Net asset value per share outstanding	$ 10.36
Maximum sales charge (4.50% of offering price)	0.49
Maximum offering price per share outstanding	$ 10.85
Investor Class
Net assets applicable to outstanding shares	$ 40,500
Shares of beneficial interest outstanding	3,915
Net asset value per share outstanding	$ 10.34
Maximum sales charge (4.00% of offering price)	0.43
Maximum offering price per share outstanding	$ 10.77
Class C
Net assets applicable to outstanding shares	$ 298,581
Shares of beneficial interest outstanding	28,859
Net asset value and offering price per share outstanding	$ 10.35
Class I
Net assets applicable to outstanding shares	$64,281,590
Shares of beneficial interest outstanding	6,213,514
Net asset value and offering price per share outstanding	$ 10.35
Class R6
Net assets applicable to outstanding shares	$ 27,268
Shares of beneficial interest outstanding	2,636
Net asset value and offering price per share outstanding	$ 10.34

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Interest	$ 646,929
Expenses
Manager (See Note 3)	129,779
Registration	42,659
Professional fees	31,355
Custodian	9,215
Shareholder communication	6,666
Transfer agent (See Note 3)	3,782
Distribution/Service—Class A (See Note 3)	1,230
Distribution/Service—Investor Class (See Note 3)	50
Distribution/Service—Class C (See Note 3)	399
Trustees	593
Insurance	346
Miscellaneous	2,985
Total expenses before waiver/reimbursement	229,059
Expense waiver/reimbursement from Manager (See Note 3)	(63,461)
Net expenses	165,598
Net investment income (loss)	481,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	313,567
Futures transactions	(38,658)
Net realized gain (loss)	274,909
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(719,051)
Futures contracts	99,671
Net change in unrealized appreciation (depreciation)	(619,380)
Net realized and unrealized gain (loss)	(344,471)
Net increase (decrease) in net assets resulting from operations	$ 136,860
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay MacKay Intermediate Tax Free Bond Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the year ended April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 481,331	$ 985,090
Net realized gain (loss)	274,909	473,721
Net change in unrealized appreciation (depreciation)	(619,380)	3,946,470
Net increase (decrease) in net assets resulting from operations	136,860	5,405,281
Distributions to shareholders:
Class A	(7,904)	(5,923)
Investor Class	(260)	(499)
Class C	(841)	(1,494)
Class I	(596,869)	(1,204,650)
Class R6	(260)	(557)
Total distributions to shareholders	(606,134)	(1,213,123)
Capital share transactions:
Net proceeds from sales of shares	4,920,713	8,948,573
Net asset value of shares issued to shareholder in reinvestment of distributions	606,079	1,212,572
Cost of shares redeemed	(1,159,855)	(3,874,286)
Increase (decrease) in net assets derived from capital share transactions	4,366,937	6,286,859
Net increase (decrease) in net assets	3,897,663	10,479,017
Net Assets
Beginning of period	61,810,723	51,331,706
End of period	$65,708,386	$61,810,723
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 28, 2019^ through April 30,
Class A		2021	2020
Net asset value at beginning of period	$ 10.43	$ 9.65	$ 10.00
Net investment income (loss)	0.06(a)	0.15(a)	0.14
Net realized and unrealized gain (loss)	(0.04)	0.82	(0.29)
Total from investment operations	0.02	0.97	(0.15)
Less distributions:
From net investment income	(0.09)	(0.19)	(0.14)
From net realized gain on investments	—	—	(0.06)
Total distributions	(0.09)	(0.19)	(0.20)
Net asset value at end of period	$ 10.36	$ 10.43	$ 9.65
Total investment return (b)	0.16%	10.02%	(1.44)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.22%††	1.47%	1.39%††
Net expenses	0.75%††	0.72%	0.77%††
Expenses (before waiver/reimbursement)	0.95%††	0.98%	1.12%††
Portfolio turnover rate (c)	12%	66%	108%
Net assets at end of period (in 000’s)	$ 1,060	$ 454	$ 136

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended October 31, 2021*	Year Ended April 30,	June 28, 2019^ through April 30,
Investor Class		2021	2020
Net asset value at beginning of period	$ 10.41	$ 9.65	$ 10.00
Net investment income (loss)	0.05(a)	0.13(a)	0.14
Net realized and unrealized gain (loss)	(0.05)	0.80	(0.29)
Total from investment operations	—	0.93	(0.15)
Less distributions:
From net investment income	(0.07)	(0.17)	(0.14)
From net realized gain on investments	—	—	(0.06)
Total distributions	(0.07)	(0.17)	(0.20)
Net asset value at end of period	$ 10.34	$ 10.41	$ 9.65
Total investment return (b)	(0.02)%	9.65%	(1.56)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.91%††	1.23%	1.30%††
Net expenses	1.09%††	0.98%	0.79%††
Expenses (before waiver/reimbursement)	1.29%††	1.24%	1.14%††
Portfolio turnover rate (c)	12%	66%	108%
Net assets at end of period (in 000's)	$ 41	$ 33	$ 34

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay MacKay Intermediate Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 28, 2019^ through April 30,
Class C		2021	2020
Net asset value at beginning of period	$ 10.42	$ 9.65	$ 10.00
Net investment income (loss)	0.04(a)	0.10(a)	0.12
Net realized and unrealized gain (loss)	(0.06)	0.81	(0.29)
Total from investment operations	(0.02)	0.91	(0.17)
Less distributions:
From net investment income	(0.05)	(0.14)	(0.12)
From net realized gain on investments	—	—	(0.06)
Total distributions	(0.05)	(0.14)	(0.18)
Net asset value at end of period	$ 10.35	$ 10.42	$ 9.65
Total investment return (b)	(0.15)%	9.49%	(1.76)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.67%††	0.97%	1.11%††
Net expenses	1.31%††	1.23%	1.03%††
Expenses (before waiver/reimbursement)	1.51%††	1.49%	1.38%††
Portfolio turnover rate (c)	12%	66%	108%
Net assets at end of period (in 000’s)	$ 299	$ 113	$ 79

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended October 31, 2021*	Year Ended April 30,	June 28, 2019^ through April 30,
Class I		2021	2020
Net asset value at beginning of period	$ 10.42	$ 9.65	$ 10.00
Net investment income (loss)	0.08(a)	0.18(a)	0.16
Net realized and unrealized gain (loss)	(0.05)	0.81	(0.29)
Total from investment operations	0.03	0.99	(0.13)
Less distributions:
From net investment income	(0.10)	(0.22)	(0.16)
From net realized gain on investments	—	—	(0.06)
Total distributions	(0.10)	(0.22)	(0.22)
Net asset value at end of period	$ 10.35	$ 10.42	$ 9.65
Total investment return (b)	0.27%	10.28%	(1.35)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.49%††	1.72%	1.57%††
Net expenses	0.50%††	0.50%	0.53%††
Expenses (before waiver/reimbursement)	0.70%††	0.76%	0.88%††
Portfolio turnover rate (c)	12%	66%	108%
Net assets at end of period (in 000’s)	$ 64,282	$ 61,183	$ 51,059

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,	June 28, 2019^ through April 30,
Class R6		2021	2020
Net asset value at beginning of period	$ 10.42	$ 9.65	$ 10.00
Net investment income (loss)	0.08(a)	0.18(a)	0.17
Net realized and unrealized gain (loss)	(0.06)	0.81	(0.29)
Total from investment operations	0.02	0.99	(0.12)
Less distributions:
From net investment income	(0.10)	(0.22)	(0.17)
From net realized gain on investments	—	—	(0.06)
Total distributions	(0.10)	(0.22)	(0.23)
Net asset value at end of period	$ 10.34	$ 10.42	$ 9.65
Total investment return (b)	0.28%	10.28%	(1.32)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.50%††	1.72%	1.60%††
Net expenses	0.50%††	0.50%	0.50%††
Expenses (before waiver/reimbursement)	0.69%††	0.77%	0.86%††
Portfolio turnover rate (c)	12%	66%	108%
Net assets at end of period (in 000’s)	$ 27	$ 27	$ 25

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay MacKay Intermediate Tax Free Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-three funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay MacKay Intermediate Tax Free Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 28, 2019
Investor Class	June 28, 2019
Class C	June 28, 2019
Class I	June 28, 2019
Class R6	June 28, 2019
SIMPLE Class	N/A*

*	SIMPLE Class shares were registered for sale effective as of August 31, 2020 but have not yet commenced operations.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, as disclosed in the Fund’s prospectus, Class A shares may convert automatically to Investor Class shares and Investor Class shares may convert automatically to Class A shares. Under certain circum-stances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
The Board of Trustees of the Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

27

Notes to Financial Statements (Unaudited) (continued)
"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2021, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of October 31, 2021 were fair valued in such a manner.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt

28	MainStay MacKay Intermediate Tax Free Bond Fund

securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures
29

Notes to Financial Statements (Unaudited) (continued)
positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund. Open futures contracts as of October 31, 2021, are shown in the Portfolio of Investments.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2021, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse due to economic challenges posed by COVID-19. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. On May 3, 2017, the Commonwealth of Puerto Rico (the "Commonwealth") began proceedings pursuant to the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) to seek bankruptcy-type protections from approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. In addition, the economic downturn following the outbreak of COVID-19 and the resulting pressure on Puerto Rico’s budget have further contributed to its financial challenges. The federal government has passed certain relief packages, such as the Coronavirus Aid, Relief, and Economic Security Act and the American Rescue Plan, which include more than $5 billion in disaster relief funds for the U.S. territories, including Puerto Rico. However, there can be no assurances that the federal funds allocated to the Commonwealth will be sufficient to address the economic challenges arising from COVID-19. Puerto Rico has reached agreements with the majority of its bondholders relating to restructuring of the Commonwealth Employee Retirement System, Commonwealth of Puerto Rico, Public Building Authority, Convention Center, Highway Authority, and Infrastructure Financing Authority. Under the terms of these agreements, amounts due to bondholders, including the Fund, may be substantially lower than the original investment. Any agreement to restructure such outstanding debt must be approved by the judge overseeing the debt restructuring. Puerto Rico’s debt restructuring process and other economic, political, social, environmental or health factors or developments could occur rapidly and may significantly affect the value of municipal securities of Puerto Rico. Due to the ongoing budget impact from COVID-19 on the Commonwealth’s finances, the Federal Oversight and Management Board for Puerto Rico or the Commonwealth itself could seek to revise or even terminate earlier agreements reached with certain creditors prior to the outbreak of COVID-19. Any agreement between the Federal Oversight and Management Board and creditors is subject to approval by the judge overseeing the Title III proceedings. The composition of the Federal Oversight and Management Board has changed significantly during the past year due to existing members either stepping down or being replaced following the expiration of a member's term. There is no assurance that board members will approve the restructuring agreements the prior board had negotiated.
The Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance). The bond insurance provider pays both principal and interest when due to the bond holder. The magnitude of Puerto Rico’s debt restructuring or other adverse economic developments could pose significant strains on the ability of municipal securities insurers to meet all future claims. As of October 31, 2021, 33.3% of the Puerto Rico municipal securities held by the Fund were insured.

30	MainStay MacKay Intermediate Tax Free Bond Fund

(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2021:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$175,530	$175,530
Total Fair Value	$175,530	$175,530

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended October 31, 2021:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Contracts	$(38,658)	$(38,658)
Total Net Realized Gain (Loss)	$(38,658)	$(38,658)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$99,671	$99,671
Total Net Change in Unrealized Appreciation (Depreciation)	$99,671	$99,671

Average Notional Amount	Total
Futures Contracts Short	$(12,034,870)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.77% and Class R6, 0.50%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class C and Class I shares. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2021, New York Life Investments earned fees from the Fund in the amount of $129,779 and waived fees and/or reimbursed expenses in the amount of $63,461 and paid the Subadvisor fees in the amount of $33,159.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
31

Notes to Financial Statements (Unaudited) (continued)
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Investor Class shares during the six-month period ended October 31, 2021, was $10.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. ("DST"), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2021, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$ 55	$—
Investor Class	69	—
Class C	252	—
Class I	3,406	—
Class R6	—	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2021, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$ 27,110	2.6%
Investor Class	26,943	66.5
Class C	26,820	9.0
Class I	54,350,218	84.6
Class R6	27,223	99.8
Note 4-Federal Income Tax
As of October 31, 2021, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$64,028,331	$1,225,189	$(203,251)	$1,021,938
During the year ended April 30, 2021, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2021
Distributions paid from:
Ordinary Income	$ 21,824
Exempt Interest Dividends	1,191,299
Total	$1,213,123

32	MainStay MacKay Intermediate Tax Free Bond Fund

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 27, 2021, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate ("LIBOR"), whichever is higher. The Credit Agreement expires on July 26, 2022, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 27, 2021, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2021, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2021, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2021, purchases and sales of securities, other than short-term securities, were $14,790 and $7,570, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2021 and the year ended April 30, 2021, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	98,635	$ 1,032,984
Shares issued to shareholders in reinvestment of distributions	753	7,867
Shares redeemed	(40,906)	(427,193)
Net increase (decrease) in shares outstanding before conversion	58,482	613,658
Shares converted into Class A (See Note 1)	269	2,812
Net increase (decrease)	58,751	$ 616,470
Year ended April 30, 2021:
Shares sold	229,055	$ 2,329,156
Shares issued to shareholders in reinvestment of distributions	564	5,791
Shares redeemed	(201,121)	(2,050,458)
Net increase (decrease) in shares outstanding before conversion	28,498	284,489
Shares converted into Class A (See Note 1)	1,000	10,324
Net increase (decrease)	29,498	$ 294,813

Investor Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	960	$ 10,025
Shares issued to shareholders in reinvestment of distributions	25	259
Net increase (decrease) in shares outstanding before conversion	985	10,284
Shares converted from Investor Class (See Note 1)	(269)	(2,812)
Net increase (decrease)	716	$ 7,472
Year ended April 30, 2021:
Shares sold	1,965	$ 19,817
Shares issued to shareholders in reinvestment of distributions	49	498
Shares redeemed	(2,288)	(22,791)
Net increase (decrease)	(274)	$ (2,476)

33

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	18,902	$ 196,915
Shares issued to shareholders in reinvestment of distributions	80	840
Shares redeemed	(960)	(9,968)
Net increase (decrease)	18,022	$ 187,787
Year ended April 30, 2021:
Shares sold	4,501	$ 45,616
Shares issued to shareholders in reinvestment of distributions	146	1,494
Shares redeemed	(966)	(10,000)
Net increase (decrease) in shares outstanding before conversion	3,681	37,110
Shares converted from Class C (See Note 1)	(1,001)	(10,324)
Net increase (decrease)	2,680	$ 26,786

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	351,220	$ 3,680,789
Shares issued to shareholders in reinvestment of distributions	57,187	596,853
Shares redeemed	(69,034)	(722,694)
Net increase (decrease)	339,373	$ 3,554,948
Year ended April 30, 2021:
Shares sold	641,141	$ 6,553,984
Shares issued to shareholders in reinvestment of distributions	117,710	1,204,232
Shares redeemed	(175,424)	(1,791,037)
Net increase (decrease)	583,427	$ 5,967,179

Class R6	Shares	Amount
Six-month period ended October 31, 2021:
Shares issued to shareholders in reinvestment of distributions	25	$ 260
Net increase (decrease)	25	$ 260
Year ended April 30, 2021:
Shares issued to shareholders in reinvestment of distributions	55	$ 557
Net increase (decrease)	55	$ 557
Note 10–Other Matters
An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 and related new variants is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2021, events and transactions subsequent to October 31, 2021, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the following:
The Board considered and approved changing the Fund’s name and modifying the Fund’s principal investment strategies and investment process effective November 30, 2021. The new name will be MainStay MacKay Strategic Municipal Allocation Fund. For more information in regards to these changes, please see the supplement to the Fund's prospectus dated September 30, 2021.

34	MainStay MacKay Intermediate Tax Free Bond Fund

Proxy Voting Record
The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
35

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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay MacKay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay MacKay International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund3
MainStay MacKay Tax Free Bond Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Defensive ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay ESG Multi-Asset Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam Belgium S.A.4
Brussels, Belgium
Candriam Luxembourg S.C.A.4
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
MacKay Shields LLC4
New York, New York
NYL Investors LLC4
New York, New York
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC4
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
3.	Prior to November 30, 2021, the Fund's name was formerly MainStay MacKay Intermediate Tax Free Bond Fund.
4.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2021 NYLIFE Distributors LLC. All rights reserved.
1838250MS180-21	MSITFB10-12/21
(NYLIM) NL466

MainStay MacKay Short Term Municipal Fund

Message from the President and Semiannual Report
Unaudited  |  October 31, 2021
Sign up for e-delivery of your shareholder reports. For full details on e-delivery, including who can participate and what you can receive via e-delivery, please log in to newyorklifeinvestments.com/accounts.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed's bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained more steady through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your MainStay Fund during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Investors should refer to the Fund’s Summary Prospectus and/or Prospectus and consider the Fund’s investment objectives, strategies, risks, charges and expenses carefully before investing. The Summary Prospectus and/or Prospectus contain this and other information about the Fund. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-624-6782, by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, NJ 07302 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available via the MainStay Funds’ website at newyorklifeinvestments.com. Please read the Fund’s Summary Prospectus and/or Prospectus carefully before investing.

Investment and Performance Comparison (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended October 31, 2021
Class	Sales Charge		Inception Date[1]	Six Months[2]	One Year	Five Years	Ten Years or Since Inception	Gross Expense Ratio[3]
Class A Shares[4]	Maximum 1% Initial Sales Charge	With sales charges	1/2/2004	-1.15%	-0.31%	1.08%	0.64%	0.65%
		Excluding sales charges		-0.15	0.70	1.29	0.95	0.65
Class A2 Shares	Maximum 2% Initial Sales Charge	With sales charges	9/30/2020	-2.25	-1.31	N/A	-1.26	0.65
		Excluding sales charges		-0.25	0.70	N/A	0.59	0.65
Investor Class Shares[5,6]	Maximum .5% Initial Sales Charge	With sales charges	2/28/2008	-0.77	-0.07	0.70	0.27	1.25
		Excluding sales charges		-0.27	0.43	0.90	0.58	1.25
Class I Shares	No Sales Charge		1/2/1991	-0.01	0.97	1.57	1.22	0.40

1.	Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund further changed its investment objective. The performance information shown in this report reflects the Fund’s prior investment objectives and principal investment strategies, as applicable.
2.	Not annualized.
3.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
4.	The maximum initial sales charge prior to June 1, 2015 was 3.00%.
5.	Prior to June 1, 2015, the maximum initial sales charge was 3.0%, which is reflected in the average annual total return figures shown.
6.	From June 1, 2015 to June 30, 2020, the maximum initial sales charge was 1.0%, which is reflected in the average annual total return figures shown.
The footnotes on the next page are an integral part of the table and graph and should be carefully read in conjunction with them.
5

Benchmark Performance*	Six Months	One Year	Five Years	Ten Years
Bloomberg 3-Year Municipal Bond Index[1]	-0.03%	0.85%	1.85%	1.66%
Morningstar Muni National Short Category Average[2]	-0.09	0.89	1.46	1.31

1.	The Bloomberg 3-Year Municipal Bond Index is the Fund's primary broad-based securities-market index for comparison purposes. The Bloomberg 3-Year Municipal Bond Index is considered representative of the broad-based market for investment grade, tax-exempt bonds with a maturity range of 2-4 years. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.
2.	The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these portfolios spread their assets across many states and sectors. Other portfolios buy bonds from only one state in order to get the state-tax benefit. These portfolios have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.
6	MainStay MacKay Short Term Municipal Fund

Cost in Dollars of a $1,000 Investment in MainStay MacKay Short Term Municipal Fund (Unaudited)
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2021 to October 31, 2021, and the impact of those costs on your investment.
Example
As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2021 to October 31, 2021.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2021. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Share Class	Beginning Account Value 5/1/21	Ending Account Value (Based on Actual Returns and Expenses) 10/31/21	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 10/31/21	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]
Class A Shares	$1,000.00	$998.50	$3.38	$1,021.83	$3.41	0.67%
Class A2 Shares	$1,000.00	$997.50	$3.37	$1,021.83	$3.41	0.67%
Investor Class Shares	$1,000.00	$997.30	$4.43	$1,020.77	$4.48	0.88%
Class I Shares	$1,000.00	$999.90	$2.02	$1,023.19	$2.04	0.40%

1.	Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.
2.	Expenses are equal to the Fund's annualized expense ratio to reflect the six-month period.
7

Portfolio Composition as of October 31, 2021 (Unaudited)
See Portfolio of Investments beginning on page 10 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of October 31, 2021 (excluding short-term investments) (Unaudited)
1.	Metropolitan Transportation Authority, 0.584%-5.25%, due 11/15/21–11/1/32
2.	State of Illinois, 4.00%-6.00%, due 11/1/21–11/1/29
3.	New Jersey Transportation Trust Fund Authority, (zero coupon)-5.50%, due 12/15/21–6/15/38
4.	New York Transportation Development Corp., 5.00%, due 1/1/22–12/1/25
5.	City & County of Honolulu HI, 5.00%, due 3/1/29
6.	Ohio Air Quality Development Authority, 2.10%-2.50%, due 7/1/28–11/1/42
7.	Main Street Natural Gas, Inc., 0.805%-5.00%, due 5/15/22–3/1/50
8.	New Jersey Economic Development Authority, 0.85%-5.50%, due 6/15/22–11/1/29
9.	Mission Economic Development Corp., 0.20%, due 5/1/50
10.	Texas Municipal Gas Acquisition & Supply Corp. II, 0.767%, due 9/15/27

8	MainStay MacKay Short Term Municipal Fund

Portfolio Management Discussion and Analysis (Unaudited)
Questions answered by portfolio managers John Loffredo, CFA, Robert DiMella, CFA, Michael Petty, David Dowden, Scott Sprauer, Frances Lewis and John Lawlor of MacKay Shields LLC, the Fund’s Subadvisor.
How did MainStay MacKay Short Term Municipal Fund perform relative to its benchmark and peer group during the six months ended October 31, 2021?
For the six months ended October 31, 2021, Class I shares of MainStay MacKay Short Term Municipal Fund returned −0.01%, outperforming the −0.03% return of the Fund’s benchmark, the Bloomberg 3-Year Municipal Bond Index (the "Index"). Over the same period, Class I shares also outperformed the −0.09% return of the Morningstar Muni National Short Category Average.1
What factors affected the Fund’s relative performance during the reporting period?
During the reporting period, the Fund slightly outperformed the Index due to relatively strong returns from the Fund’s security selection among bonds rated AAA and AA.2 Conversely, yield positioning detracted from the Fund’s relative performance.
During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?
During the reporting period, the Fund used U.S. Treasury futures to maintain a neutral duration3 relative to the Index. This position had minimal impact on the performance of the Fund.
What was the Fund’s duration strategy during the reporting period?
As relative value investors, the team aims to keep the Fund’s duration within a neutral range relative to that of the Index. As of October 31, 2021, the Fund's modified duration to worst4 was 2.27 years while the Index’s modified duration to worst was 2.57 years.
During the reporting period, which sectors were the strongest positive contributors to the Fund’s relative performance and which sectors were particularly weak?
During the reporting period, holdings in the state general obligation and prerefunded/ETM (escrowed to maturity) sectors helped relative performance. Security selection in the tobacco sector detracted.
What were some of the Fund’s largest purchases and sales during the reporting period?
The Fund remained focused on diversification and liquidity, so no individual purchase or sale would have been considered significant, although sector overweights and security structure, in their entirety, did have an impact.
How did the Fund’s weightings change during the reporting period?
During the reporting period, the Fund increased sector exposure to water/sewer and resource recovery. From a geographic perspective, exposure to Hawaii and Texas also increased. Exposure to credits rated BBB5 rose as well.
Conversely, the Fund decreased sector exposure to leasing, state general obligation and special tax. Across the credit spectrum, the Fund decreased exposure to bonds rated AAA and AA. Lastly, the Fund decreased exposure to New York holdings.
How was the Fund positioned at the end of the reporting period?
As of October 31, 2021, the Fund held overweight positions relative to the Index in the local general obligation and IDR/PCR (industry development revenue/pollution control revenue) sectors as well as in the states of Illinois and New Jersey.
As of the same date, the Fund held underweight exposure in states California and Massachusetts, as well as in the prerefunded/ETM and state general obligation sectors.

1.	See page 5 for other share class returns, which may be higher or lower than Class I share returns. See page 6 for more information on benchmark and peer group returns.
2.	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor's capacity to meet its financial commitment on the obligation is very strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
3.	Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
4.	Modified duration is inversely related to the approximate percentage change in price for a given change in yield. Duration to worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first. This measure ignores future cash flow fluctuations due to embedded optionality.
5.	An obligation rated ‘BBB’ by S&P is deemed by S&P to exhibit adequate protection parameters. In the opinion of S&P, however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.
9

Portfolio of Investments October 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 94.5%
Long-Term Municipal Bonds 79.9%
Alabama 3.1%
Alabama Community College System, Enhancements Fee, Revenue Bonds
Insured: AGM
3.00%, due 9/1/22	$ 170,000	$ 173,869
Insured: AGM
3.00%, due 9/1/23	135,000	141,490
Insured: AGM
4.00%, due 9/1/24	140,000	153,695
Insured: AGM
4.00%, due 9/1/25	175,000	196,748
Insured: AGM
4.00%, due 9/1/26	190,000	217,931
Alabama Community College System, Revenue Bonds
Insured: BAM
3.00%, due 6/1/23	245,000	255,247
Insured: BAM
3.00%, due 6/1/24	100,000	106,082
Alabama Community College System, Wallace State Community College-Hanceville, Revenue Bonds
Insured: BAM
4.00%, due 11/1/26	260,000	297,015
Insured: BAM
4.00%, due 11/1/27	365,000	422,452
Insured: BAM
4.00%, due 11/1/28	260,000	306,422
Baldwin County Board of Education, Revenue Bonds
5.00%, due 6/1/22	105,000	107,926
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	125,000	134,786
Insured: BAM
5.00%, due 7/1/24	625,000	700,421
Black Belt Energy Gas District, Gas Supply, Revenue Bonds
Series A
4.00%, due 12/1/28	2,600,000	3,082,970
Black Belt Energy Gas District, Revenue Bonds
Series A
4.00%, due 8/1/47 (a)	2,300,000	2,346,557
	Principal Amount	Value

Alabama (continued)
Black Belt Energy Gas District, Project No. 4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	$ 500,000	$ 558,852
City of Birmingham AL, Unlimited General Obligation
Series A
5.00%, due 3/1/27	120,000	127,557
Series A
5.00%, due 3/1/27	30,000	31,860
City of Phenix City AL, Water & Sewer, Revenue Bonds
Series A, Insured: BAM
3.00%, due 8/15/22	500,000	509,183
Coosa Valley Water Supply District, Inc., Revenue Bonds
3.00%, due 10/1/22	100,000	102,288
4.00%, due 10/1/24	200,000	220,026
4.00%, due 10/1/25	150,000	168,834
4.00%, due 10/1/26	200,000	230,823
County of Dallas AL, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 5/1/22	150,000	149,406
Series A, Insured: AGM
(zero coupon), due 5/1/23	270,000	266,243
Series B, Insured: AGM
(zero coupon), due 5/1/24	300,000	291,876
Series A, Insured: AGM
(zero coupon), due 5/1/25	270,000	257,933
County of Lowndes AL, Unlimited General Obligation
Series A, Insured: AGM
2.00%, due 2/1/22	300,000	301,171
Series A, Insured: AGM
4.00%, due 2/1/25	540,000	592,517
Greenville Waterworks & Sewer Board, Revenue Bonds
Insured: BAM
4.00%, due 3/1/27	205,000	236,383
Homewood Educational Building Authority, Samford University, Revenue Bonds
Insured: AGM
5.00%, due 12/1/41	4,285,000	4,503,845

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alabama (continued)
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/21	$ 200,000	$ 200,582
4.00%, due 12/1/22	350,000	363,426
4.00%, due 12/1/23	750,000	803,894
4.00%, due 12/1/50 (a)	10,430,000	11,702,238
Montgomery County Public Facilities Authority, Warrants County Facilities Project, Revenue Bonds
5.00%, due 3/1/25	270,000	298,604
Prichard Water Works & Sewer Board, Revenue Bonds
3.00%, due 11/1/21	270,000	270,000
5.00%, due 11/1/22	415,000	431,298
Southeast Alabama Gas Supply District, Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	1,500,000	1,658,136
Southeast Alabama Gas Supply District (The), Project No. 2, Revenue Bonds
Series A
4.00%, due 6/1/22	315,000	321,634
Series A
4.00%, due 6/1/23	255,000	269,223
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 10/1/26	1,400,000	1,595,437
Series A
4.00%, due 10/1/27	2,975,000	3,439,379
Series A
4.00%, due 11/1/51 (a)	13,500,000	15,764,672
Special Care Facilities Financing Authority of the City of Pell City Alabama, Noland Health Services, Inc., Revenue Bonds
Series A
5.00%, due 12/1/22	725,000	761,670
Series A
5.00%, due 12/1/23	715,000	782,720
Series A
5.00%, due 12/1/24	750,000	851,212
	Principal Amount	Value

Alabama (continued)
Special Care Facilities Financing Authority of the City of Pell City Alabama, Noland Health Services, Inc., Revenue Bonds (continued)
Series A
5.00%, due 12/1/25	$ 785,000	$ 919,040
Series A
5.00%, due 12/1/26	1,030,000	1,237,538
Series A
5.00%, due 12/1/31	4,845,000	4,863,753
Troy University, Revenue Bonds
Series A, Insured: BAM
4.00%, due 11/1/21	2,000,000	2,000,000
University of West Alabama, Revenue Bonds
Insured: AGM
4.00%, due 1/1/22	150,000	150,872
Insured: AGM
4.00%, due 1/1/23	125,000	130,035
Insured: AGM
4.00%, due 1/1/24	100,000	107,073
Insured: AGM
4.00%, due 1/1/25	150,000	164,681
Insured: AGM
5.00%, due 1/1/26	180,000	208,692
		66,488,217
Alaska 0.6%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
5.00%, due 10/1/22	550,000	572,759
5.00%, due 10/1/23	585,000	634,275
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Class 2
0.50%, due 6/1/31	700,000	684,489
State of Alaska International Airports System, Revenue Bonds (b)
Series C
5.00%, due 10/1/22	500,000	521,774
Series C
5.00%, due 10/1/23	1,600,000	1,742,481
Series C
5.00%, due 10/1/25	1,000,000	1,162,386
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alaska (continued)
State of Alaska International Airports System, Revenue Bonds (b) (continued)
Series C
5.00%, due 10/1/26	$ 1,510,000	$ 1,800,860
Series C
5.00%, due 10/1/27	3,030,000	3,694,464
Series C
5.00%, due 10/1/28	1,000,000	1,242,338
		12,055,826
Arizona 0.1%
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
5.00%, due 7/1/23	50,000	53,412
County of Pima AZ, Sewer System, Revenue Bonds
Series A
5.00%, due 7/1/22	250,000	257,970
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds
Insured: School District Credit Program
4.00%, due 7/1/22	150,000	153,527
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/22	400,000	412,572
Northern Arizona University, Revenue Bonds
Insured: AGM
5.00%, due 8/1/23	1,000,000	1,079,525
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/22	110,000	110,430
Salt River Project Agricultural Improvement & Power District, Salt River Project, Electric System, Revenue Bonds
5.00%, due 1/1/26	125,000	147,669
	Principal Amount	Value

Arizona (continued)
Sedona Wastewater Municipal Property Corp., Capital Appreciation, Revenue Bonds
Insured: NATL
(zero coupon), due 7/1/24	$ 500,000	$ 486,523
		2,701,628
Arkansas 0.2%
Alma School District No. 30, Limited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/22	430,000	445,364
Series A, Insured: State Aid Withholding
5.00%, due 8/1/23	450,000	486,693
Series A, Insured: State Aid Withholding
5.00%, due 8/1/25	500,000	582,160
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM
2.00%, due 10/1/22	300,000	304,493
City of Fort Smith AR, Sales & Use Tax, Revenue Bonds
4.00%, due 5/1/22	835,000	850,381
City of Little Rock AR, Water Reclamation System, Revenue Bonds
4.00%, due 8/1/42	225,000	231,429
City of West Memphis AR, Public Utility System, Revenue Bonds
Insured: BAM
4.00%, due 12/1/25	125,000	140,792
Insured: BAM
4.00%, due 12/1/26	190,000	217,656
County of St Francis AR, Revenue Bonds
Insured: BAM
4.00%, due 8/1/24	915,000	995,014
		4,253,982
California 5.1%
Alameda Unified School District-Alameda County, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	330,000	314,690

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Alta Loma School District, Unlimited General Obligation
Series B, Insured: NATL
(zero coupon), due 8/1/25	$ 200,000	$ 193,367
Antelope Valley Union High School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Series C, Insured: NATL
(zero coupon), due 8/1/25	300,000	289,617
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 8/1/25	535,000	602,464
Series B-1
4.00%, due 2/1/26	420,000	477,403
Series B-1
4.00%, due 8/1/26	325,000	373,458
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/22	350,000	356,936
Series A
5.00%, due 6/1/24	450,000	499,832
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 10/1/22	3,000,000	2,991,600
California Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A
5.00%, due 12/1/21	290,000	291,089
Series A
5.00%, due 12/1/22	200,000	209,848
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
4.00%, due 9/1/22	300,000	308,779
4.00%, due 9/1/23	310,000	329,496
	Principal Amount	Value

California (continued)
California Municipal Finance Authority, NCROC Paradise Valley Estates Project, Revenue Bonds
Insured: California Mortgage Insurance
2.00%, due 7/1/24	$ 500,000	$ 500,351
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/23	1,520,000	1,616,784
5.00%, due 5/15/24	1,200,000	1,322,448
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/23	1,400,000	1,535,073
5.00%, due 6/30/25	685,000	788,628
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/29 (c)	350,000	400,010
California School Finance Authority, Kipp SoCal Public Schools Project, Revenue Bonds (c)
Series A
5.00%, due 7/1/24	100,000	110,827
Series A
5.00%, due 7/1/25	105,000	119,832
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series B
5.00%, due 5/1/24	230,000	256,614
California State Public Works Board, Department of State Hospitals, Revenue Bonds
5.00%, due 6/1/24	200,000	214,599
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/22	500,000	503,691
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	5,670,000	5,628,950
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
City of Fresno CA, Airport, Revenue Bonds
Series B
5.00%, due 7/1/23 (b)	$ 690,000	$ 738,391
City of Los Angeles CA, Department of Airports, Revenue Bonds (b)
Series D
5.00%, due 5/15/22	1,000,000	1,025,418
5.00%, due 5/15/22	1,180,000	1,209,864
5.00%, due 5/15/24	500,000	556,009
City of Montebello CA, Revenue Bonds
Insured: AGM
2.173%, due 6/1/23	2,000,000	2,037,075
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (b)
5.00%, due 6/1/22	400,000	410,884
Insured: BAM
5.00%, due 6/1/25	925,000	1,065,927
Insured: BAM
5.00%, due 6/1/28	655,000	749,032
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
5.00%, due 6/1/22	275,000	280,112
5.00%, due 6/1/23	325,000	346,585
5.00%, due 6/1/26	1,375,000	1,611,821
City of Sacramento CA, Airport System, Revenue Bonds
Series E
5.00%, due 7/1/25	260,000	301,922
Clovis Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/24	280,000	276,062
Clovis Unified School District, Election 2012, Unlimited General Obligation
Series A
(zero coupon), due 8/1/31	220,000	136,585
Coast Community College District, Unlimited General Obligation
(zero coupon), due 8/1/36	200,000	120,971
Contra Costa County Schools Pooled Notes, Revenue Notes
Series A
2.00%, due 12/1/21	4,500,000	4,506,017
	Principal Amount	Value

California (continued)
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/26	$ 380,000	$ 361,515
Empire Union School District, Community Facilities District No. 1987-1, Special Tax
Insured: AMBAC
(zero coupon), due 10/1/22	155,000	154,116
Fullerton Redevelopment Agency, Tax Allocation
Series A, Insured: BAM
4.00%, due 9/1/24	125,000	137,265
Golden West Schools Financing Authority, Revenue Bonds
Series A, Insured: NATL
5.80%, due 2/1/23	115,000	122,628
Grossmont Union High School District, Election 2004, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	2,955,000	2,811,255
Independent Cities Finance Authority, Sales Tax, Revenue Bonds (c)
Insured: AGM
4.00%, due 6/1/22	150,000	152,955
Insured: AGM
4.00%, due 6/1/24	150,000	161,633
Insured: AGM
4.00%, due 6/1/25	510,000	561,687
Insured: AGM
4.00%, due 6/1/26	175,000	196,185
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	6,000,000	5,969,041
La Mirada Redevelopment Agency, La Mirada Merged Project, Tax Allocation
Series A, Insured: NATL
(zero coupon), due 8/15/25	1,000,000	965,164
Lakeside Union School District, Election 2008, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 6/1/43	300,000	84,281

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Lakeside Union School District, Unlimited General Obligation
Series C
4.00%, due 8/1/24	$ 220,000	$ 241,831
Los Angeles Department of Water & Power System, Revenue Bonds
Series D
5.00%, due 7/1/22	100,000	103,218
Los Angeles Unified School District, Unlimited General Obligation
Series C
5.00%, due 7/1/23	2,000,000	2,157,978
Madera Unified School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/25	250,000	242,069
Mammoth Unified School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	280,000	265,000
Manteca Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/25	325,000	312,934
Marysville Joint Unified School District, Energy Effeciency Projects, Green Bond, Certificate of Participation
Insured: BAM
4.00%, due 6/1/23	470,000	496,984
Insured: BAM
4.00%, due 6/1/24	400,000	435,846
Insured: BAM
4.00%, due 6/1/25	455,000	509,113
Insured: BAM
4.00%, due 6/1/26	475,000	543,208
Merced Irrigation District Financing Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/22	250,000	261,076
Merced Union High School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	310,000	131,492
	Principal Amount	Value

California (continued)
Mount Diablo Unified School District, Capital Appreciation, Election 2010, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/25 (d)	$ 445,000	$ 487,828
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/24 (b)	250,000	275,869
North Orange County Community College District, Capital, Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/22	200,000	199,625
Oakland Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	250,000	281,341
Ontario International Airport Authority, Revenue Bonds
Insured: AGM
2.634%, due 5/15/23	1,000,000	1,030,562
Pacifica School District, Unlimited General Obligation
Series V, Insured: NATL
(zero coupon), due 8/1/25	1,165,000	1,126,360
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A
5.00%, due 10/1/22	550,000	572,759
Series A
5.00%, due 10/1/23	585,000	634,392
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/24	1,250,000	1,405,095
Port of Oakland, Revenue Bonds, Senior Lien
Series P
5.00%, due 5/1/24 (b)	625,000	639,774
Rialto Redevelopment Agency, Tax Allocation
Series A, Insured: BAM
4.00%, due 9/1/25	250,000	274,222
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Ripon Redevelopment Agency, Tax Allocation
Insured: BAM
3.00%, due 11/1/25	$ 110,000	$ 119,671
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds
Insured: NATL
(zero coupon), due 6/1/25	2,205,000	2,125,732
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Insured: BAM
5.00%, due 10/1/25	500,000	583,933
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation
Insured: NATL
(zero coupon), due 12/1/21	4,170,000	4,168,958
Insured: NATL
(zero coupon), due 12/1/23	2,000,000	1,975,525
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 3/1/23	515,000	546,148
Sacramento City Unified School District, Unlimited General Obligation
Series E
5.00%, due 8/1/23	300,000	322,762
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/24 (b)	1,410,000	1,514,256
San Diego Unified School District, Election 2008, Unlimited General Obligation
Series G
(zero coupon), due 7/1/34	425,000	240,915
San Francisco City & County Airport Comm-San Francisco International Airport, Airpport Special Facilities, SFO Fuel Co. LLC, Revenue Bonds
5.00%, due 1/1/23 (b)	1,100,000	1,159,706
	Principal Amount	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Second Series
Series D
5.00%, due 5/1/25 (b)	$ 210,000	$ 241,051
San Francisco City & County Public Utilities Commission Power, Revenue Bonds
Series B
4.00%, due 11/1/21	100,000	100,000
San Joaquin Hills Transportation Corridor Agency, Toll Road, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/15/25	2,000,000	1,949,252
San Juan Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/23	2,540,000	2,526,013
San Marcos Unified School District, Election 2010, Unlimited General Obligation
Series C
(zero coupon), due 8/1/23	370,000	367,257
San Mateo County Community College District, Election 2005, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 9/1/24	3,080,000	3,038,121
San Mateo County Community College District, Capital Appreciation, Election 2005, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 9/1/26	1,100,000	1,055,617
San Ysidro School District, Capital Appreciation, Election 1997, Unlimited General Obligation
Series D, Insured: NATL
(zero coupon), due 8/1/22	300,000	298,857
Series D, Insured: NATL
(zero coupon), due 8/1/25	400,000	384,433
San Ysidro School District, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/22	800,000	815,613

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
San Ysidro School District, Unlimited General Obligation (continued)
Insured: AGM
5.00%, due 8/1/22	$ 1,320,000	$ 1,365,438
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation
Insured: AGM
(zero coupon), due 2/1/23	100,000	99,590
Santa Monica Community College District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 8/1/35	345,000	207,323
Saugus Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/22	100,000	99,701
South Bay Union School District, Unlimited General Obligation
(zero coupon), due 8/1/22	1,000,000	996,191
Southern California Public Power Authority, Project No. 1, Revenue Bonds
Series A
5.25%, due 11/1/21	1,410,000	1,410,000
Southwestern Community College District, Capital Appreciation, Election 2000, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/24	115,000	113,382
State of California, Unlimited General Obligation
Series CT
0.35%, due 12/1/22	1,990,000	1,991,556
5.00%, due 3/1/24	125,000	138,644
5.00%, due 3/1/25	270,000	310,519
State of California, Various Purposes, Unlimited General Obligation
4.00%, due 11/1/21	100,000	100,000
5.00%, due 11/1/21	200,000	200,000
	Principal Amount	Value

California (continued)
Tahoe-Truckee Unified School District, Capital Appreciation, Facilities Improvement District No.2, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	$ 2,000,000	$ 1,980,681
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
0.45%, due 6/1/30	105,000	104,586
Transbay Joint Powers Authority, Green Bond, Tax Allocation
2.17%, due 10/1/22	750,000	761,936
Tulare Union High School District, Capital Appreciation, Election of 2004, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,000,000	953,605
Turlock Public Financing Authority, Water, Revenue Bonds
4.00%, due 3/1/27	6,500,000	6,511,244
Upper Lake Union High School District, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/23	255,000	252,537
Vacaville Unified School District, Unlimited General Obligation
Series D
4.00%, due 8/1/25	125,000	141,659
Victor Elementary School District, Unlimited General Obligation
Series B, Insured: NATL
(zero coupon), due 8/1/27	350,000	324,946
Vista Unified School District, Capital Appreciation, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	325,000	309,191
Washington Unified School District, Capital Appreciation, Election of 2004, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	4,570,000	4,364,154
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Yuba City Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 3/1/25	$ 1,300,000	$ 1,251,926
		107,437,991
Colorado 2.2%
Arapahoe County School District No. 5 Cherry Creek, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/25	8,230,000	9,727,346
Arkansas River Power Authority, Revenue Bonds
Series B
4.082%, due 10/1/22	1,880,000	1,912,784
City & County of Denver CO, Revenue Bonds
Series A
5.00%, due 11/15/22 (b)	720,000	755,564
Series A
5.00%, due 11/15/23	520,000	569,029
Series B1
5.00%, due 11/15/23 (b)	940,000	1,026,614
Series B1
5.00%, due 11/15/24 (b)	6,275,000	7,104,986
Series A
5.25%, due 11/15/22 (b)	2,815,000	2,825,598
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds
Series A
4.00%, due 4/1/23	315,000	330,917
Series B
5.00%, due 4/1/22	770,000	784,938
Series B
5.00%, due 4/1/24	500,000	532,306
Colorado Educational & Cultural Facilities Authority, Westgate Community School Project, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 7/1/23	50,000	52,784
Series A, Insured: Moral Obligation
4.00%, due 7/1/24	150,000	163,505
	Principal Amount	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Westgate Community School Project, Revenue Bonds (continued)
Series A, Insured: Moral Obligation
4.00%, due 7/1/25	$ 155,000	$ 173,478
Series A, Insured: Moral Obligation
4.00%, due 7/1/26	160,000	182,351
Series A, Insured: Moral Obligation
4.00%, due 7/1/27	170,000	196,559
Colorado Educational & Cultural Facilities Authority, Banning Lewis Ranch Academy Building Co. LLC, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 12/15/23	255,000	273,811
Series A, Insured: Moral Obligation
4.00%, due 12/15/24	265,000	292,537
Series A, Insured: Moral Obligation
4.00%, due 12/15/25	275,000	310,718
Series A, Insured: Moral Obligation
4.00%, due 12/15/26	150,000	172,510
Colorado School of Mines, Capital Appreciation, Revenue Bonds
Insured: NATL
(zero coupon), due 12/1/25	100,000	96,036
Copperleaf Metropolitan District No. 2, Limited General Obligation
Insured: BAM
4.00%, due 12/1/23	300,000	322,336
Insured: BAM
4.00%, due 12/1/26	385,000	445,171
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/22	100,000	105,058
Series A, Insured: AGM
5.00%, due 12/1/23	140,000	153,168
Series A, Insured: AGM
5.00%, due 12/1/24	175,000	198,443
Series A, Insured: AGM
5.00%, due 12/1/25	250,000	292,468
Series A, Insured: AGM
5.00%, due 12/1/26	225,000	270,088
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A
(zero coupon), due 10/1/22	1,420,000	1,416,024

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Dawson Ridge Metropolitan District No. 1, Limited General Obligation (continued)
Series B
(zero coupon), due 10/1/22	$ 3,385,000	$ 3,375,522
Denver Urban Renewal Authority, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/23	375,000	391,545
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
4.00%, due 5/1/24 (b)	330,000	355,100
El Paso County School District No. 3 Widefield, Recreation Facility Project, Certificate of Participation
Insured: AGM
4.00%, due 12/1/21	70,000	70,208
Insured: AGM
4.00%, due 12/1/22	175,000	181,791
Insured: AGM
4.00%, due 12/1/23	125,000	133,955
Erie Commons Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/21	100,000	100,380
Series A, Insured: AGM
5.00%, due 12/1/23	130,000	142,370
Erie Highlands Metropolitan District No. 1, Limited General Obligation
Insured: BAM
3.00%, due 12/1/24	245,000	263,278
Flying Horse Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/21	230,000	230,671
Series A, Insured: AGM
4.00%, due 12/1/24	325,000	358,109
Series A, Insured: AGM
4.00%, due 12/1/25	395,000	445,411
Leyden Rock Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/21	320,000	321,231
Insured: AGM
5.00%, due 12/1/22	180,000	189,165
	Principal Amount	Value

Colorado (continued)
Leyden Rock Metropolitan District, Limited General Obligation (continued)
Insured: AGM
5.00%, due 12/1/23	$ 250,000	$ 273,952
Insured: AGM
5.00%, due 12/1/24	235,000	267,255
Insured: AGM
5.00%, due 12/1/25	285,000	334,041
Insured: AGM
5.00%, due 12/1/26	335,000	403,239
Insured: AGM
5.00%, due 12/1/27	365,000	448,846
Insured: AGM
5.00%, due 12/1/28	330,000	414,612
Morgan County Quality Water District, Revenue Bonds
Insured: AGM
4.00%, due 12/1/25	100,000	112,805
North Pine Vistas Metropolitan District No. 3, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/22	50,000	52,395
Series A, Insured: AGM
5.00%, due 12/1/23	95,000	103,582
Series A, Insured: AGM
5.00%, due 12/1/25	155,000	180,582
Parker Water & Sanitation District, Unlimited General Obligation
4.50%, due 8/1/37	215,000	221,830
Poudre Tech Metropolitan District, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/21	165,000	165,318
Insured: AGM
3.00%, due 12/1/23	400,000	419,796
Insured: AGM
3.00%, due 12/1/24	400,000	427,304
Insured: AGM
3.00%, due 12/1/25	150,000	162,192
Insured: AGM
3.00%, due 12/1/27	170,000	186,783
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Revenue Bonds
3.00%, due 7/15/23	100,000	104,280
5.00%, due 1/15/24	400,000	437,856
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Revenue Bonds (continued)
5.00%, due 7/15/24	$ 300,000	$ 334,371
5.00%, due 1/15/25	325,000	367,697
5.00%, due 7/15/25	400,000	459,348
Saddle Rock Metropolitan District, Unlimited General Obligation
Insured: BAM
2.25%, due 12/1/25	125,000	132,243
Insured: BAM
3.00%, due 12/1/22	75,000	77,193
Insured: BAM
3.00%, due 12/1/24	175,000	188,000
Sand Creek Metropolitan District, Limited General Obligation
Series A, Insured: AGM
2.00%, due 12/1/21	100,000	100,126
Series A, Insured: AGM
4.00%, due 12/1/22	125,000	129,740
Series A, Insured: AGM
4.00%, due 12/1/24	565,000	621,648
Triview Metropolitan District, Green Bond, Revenue Bonds
Insured: BAM
5.00%, due 12/1/22	210,000	220,739
Insured: BAM
5.00%, due 12/1/24	315,000	358,235
Insured: BAM
5.00%, due 12/1/25	255,000	298,879
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/15/21	100,000	100,532
Insured: AGM
5.00%, due 12/15/22	100,000	104,951
Western State Colorado University, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 5/15/25	1,060,000	1,221,004
		46,677,237
Connecticut 1.1%
City of Bridgeport CT, Unlimited General Obligation
Series A
5.00%, due 6/1/23	600,000	643,796
	Principal Amount	Value

Connecticut (continued)
City of Bridgeport CT, Unlimited General Obligation (continued)
Series A
5.00%, due 6/1/24	$ 865,000	$ 964,429
City of Hartford CT, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 4/1/22	1,000,000	1,019,908
Series A, Insured: State Guaranteed
5.00%, due 4/1/23	490,000	522,887
City of New Haven CT, Unlimited General Obligation
Series C, Insured: AGM
2.307%, due 8/1/22	700,000	708,887
Series A
5.25%, due 8/1/25	155,000	180,961
City of West Haven CT, Unlimited General Obligation
4.00%, due 9/15/22	175,000	180,484
Insured: BAM
4.00%, due 3/15/23	250,000	262,283
4.00%, due 9/15/23	290,000	308,775
Insured: BAM
4.00%, due 3/15/24	380,000	411,471
4.00%, due 9/15/24	255,000	279,258
4.00%, due 9/15/25	255,000	285,692
Insured: BAM
4.00%, due 3/15/26	200,000	227,401
4.00%, due 9/15/26	255,000	290,746
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
3.00%, due 11/15/25	800,000	827,102
5.00%, due 11/15/22 (b)	425,000	445,082
5.00%, due 11/15/23	200,000	218,044
5.00%, due 11/15/24	765,000	862,480
Series B
5.00%, due 11/15/24 (b)	255,000	287,493
5.00%, due 11/15/25 (b)	1,000,000	1,159,641
Greater New Haven Water Pollution Control Authority, Revenue Bonds
Series B
5.00%, due 8/15/22	250,000	259,293
State of Connecticut, Unlimited General Obligation
Series C
4.00%, due 6/15/22	2,210,000	2,262,848

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut (continued)
State of Connecticut, Unlimited General Obligation (continued)
Series B
4.00%, due 3/1/24	$ 100,000	$ 104,941
Series C
4.00%, due 6/1/28	1,535,000	1,830,506
Series A
5.00%, due 1/15/22	1,900,000	1,918,808
Series C
5.00%, due 6/15/23	1,500,000	1,615,404
Series D
5.00%, due 11/1/23	105,000	105,000
Series E
5.00%, due 9/15/25	425,000	497,620
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
5.00%, due 5/1/22	400,000	409,679
5.00%, due 5/1/23	675,000	723,118
Town of Fairfield CT, Unlimited General Obligation
5.00%, due 8/1/25	685,000	709,476
Town of Hamden CT, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/25	410,000	461,796
Insured: BAM
5.00%, due 8/15/22	300,000	311,054
Series A, Insured: BAM
5.00%, due 8/15/25	370,000	430,567
Town of Hamden CT, 0, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/27	325,000	379,020
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/15/26	810,000	937,303
Series A, Insured: BAM
4.00%, due 8/15/27	825,000	973,309
		24,016,562
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Beasley Power Station Project, Revenue Bonds
5.00%, due 7/1/25	325,000	377,145
	Principal Amount	Value

Delaware (continued)
Delaware Municipal Electric Corp. (The), Beasley Power Station Project, Revenue Bonds (continued)
5.00%, due 7/1/26	$ 375,000	$ 447,299
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	349,172
4.00%, due 9/1/22 (e)	85,000	87,025
4.00%, due 9/1/24	370,000	401,394
4.00%, due 9/1/24 (e)	130,000	140,656
4.00%, due 9/1/25 (e)	105,000	116,002
4.00%, due 9/1/26 (e)	140,000	157,403
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Revenue Bonds
5.00%, due 7/1/22	125,000	129,023
		2,205,119
District of Columbia 0.4%
District of Columbia, Income Tax, Revenue Bonds
Series A
5.00%, due 12/1/21	420,000	421,647
District of Columbia, KIPP DC Project, Revenue Bonds
5.00%, due 7/1/22	200,000	205,918
District of Columbia, Association of American Medical Colleges, Revenue Bonds
Series A
5.00%, due 10/1/23	100,000	109,066
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,720,000	1,726,238
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	2,000,000	2,102,145
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/24	200,000	225,429
5.00%, due 10/1/24	320,000	360,686
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b) (continued)
Series A
5.00%, due 10/1/25	$ 225,000	$ 261,442
5.00%, due 10/1/26	930,000	1,108,646
Series A
5.00%, due 10/1/27	1,000,000	1,124,976
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B, Insured: AGC
(zero coupon), due 10/1/23	500,000	494,125
Washington Metropolitan Area Transit Authority, Revenue Bonds
Series B
5.00%, due 7/1/22	450,000	464,421
		8,604,739
Florida 2.9%
Broward County, Water & Sewer Utility, Revenue Bonds
Series B
5.00%, due 10/1/25	630,000	739,763
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/22	380,000	391,970
City of Delray Beach FL, Revenue Bonds
5.00%, due 6/1/24	100,000	111,741
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/22	150,000	156,575
City of Jacksonville FL, Sales Tax, Revenue Bonds
5.00%, due 10/1/27	1,285,000	1,341,201
City of Lake Worth Beach FL, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	250,000	289,815
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 11/1/25	1,095,000	1,286,791
	Principal Amount	Value

Florida (continued)
City of Palm Bay FL, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/24	$ 1,970,000	$ 2,209,963
Insured: AGM
5.00%, due 7/1/25	1,035,000	1,201,472
City of Tampa FL, H Lee Moffitt Cancer Center Project, Revenue Bonds
5.00%, due 7/1/23	75,000	80,793
5.00%, due 7/1/24	300,000	335,777
5.00%, due 7/1/25	425,000	491,680
Clay County School Board, Certificate of Participation
Insured: AGM
5.00%, due 7/1/24	100,000	103,014
County of Broward FL, Airport System, Revenue Bonds
Series P-2
3.25%, due 10/1/22	1,000,000	1,027,394
County of Broward FL, Port Facilities, Revenue Bonds
Series C
5.00%, due 9/1/22	325,000	337,758
Series B, Insured: AGM
5.00%, due 9/1/23 (b)	365,000	366,261
Series D
5.00%, due 9/1/23 (b)	1,000,000	1,082,228
County of Miami-Dade FL, Taxable Capital Asset Acquisition, Revenue Bonds
0.375%, due 4/1/23	5,000,000	4,994,289
County of Miami-Dade FL, Revenue Bonds
Series B
4.00%, due 10/1/37	750,000	776,169
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/23	2,500,000	2,724,139
Series A
5.00%, due 10/1/24	2,500,000	2,826,407
Series A
5.00%, due 10/1/25	250,000	291,650
Series B
5.00%, due 10/1/25	735,000	767,354
Series A
5.00%, due 10/1/28 (b)	2,210,000	2,544,853

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
County of Miami-Dade FL, Aviation, Revenue Bonds (continued)
Series A
5.00%, due 10/1/28 (b)	$ 110,000	$ 114,738
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 10/1/30	835,000	974,463
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/22	250,000	260,080
County of St Lucie FL, Sales Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/25	100,000	108,825
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/22 (b)	6,270,000	6,544,227
Greater Orlando Aviation Authority, Airport Facilities, Revenue Bonds (b)
Series A
5.00%, due 10/1/22	830,000	865,127
Series A
5.00%, due 10/1/23	290,000	315,708
Series A
5.00%, due 10/1/23	210,000	228,278
Series A
5.00%, due 10/1/25	540,000	631,790
Series A
5.00%, due 10/1/25	265,000	308,032
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.50%, due 5/1/22	225,000	227,029
Insured: BAM
2.50%, due 5/1/23	230,000	235,572
Insured: BAM
2.50%, due 5/1/24	150,000	155,715
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
5.00%, due 8/1/25	260,000	300,521
5.00%, due 8/1/26	315,000	374,669
	Principal Amount	Value

Florida (continued)
Hillsborough County School Board, Revenue Bonds
Insured: AGM
5.00%, due 10/1/22	$ 2,375,000	$ 2,476,409
Lakewood Ranch Stewardship District, Lakewood Center and NW Sector Projects, Special Assessment, Senior Lien
Insured: AGM
1.041%, due 5/1/22	1,075,000	1,078,452
Insured: AGM
1.164%, due 5/1/23	540,000	543,917
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Memory Care Project, Revenue Bonds
4.50%, due 10/1/32	145,000	153,515
Miami-Dade County Educational Facilities Authority, University of Miami, Revenue Bonds
Series B, Insured: AMBAC
5.25%, due 4/1/22	150,000	153,008
Series B, Insured: AMBAC
5.25%, due 4/1/24	1,100,000	1,219,740
Miami-Dade County Expressway Authority, Revenue Bonds
Series B
5.00%, due 7/1/25	225,000	251,896
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/22	355,000	370,493
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Series A
5.00%, due 10/1/42	10,075,000	10,274,724
Orange County School Board Leasing Corp., 0, Certificate of Participation
Series B
1.15%, due 12/15/24	3,820,000	3,829,642
St Lucie County School Board, Certificate of Participation
Insured: AGM
3.00%, due 8/15/26	650,000	711,601
St Lucie County School Board, Sales tax, Revenue Bonds
Insured: AGM
5.00%, due 10/1/23	130,000	141,028
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
State of Florida, Right-of-Way Acquisition and Bridge Construction, Unlimited General Obligation
5.00%, due 7/1/23	$ 350,000	$ 377,646
University of North Florida Financing Corp. (The), Housing Project, Revenue Bonds
Insured: AGM
5.00%, due 11/1/22	1,000,000	1,046,030
		60,751,932
Georgia 1.9%
Atlanta Development Authority (The), Piedmont Ellis LLC, Revenue Bonds
3.50%, due 9/1/35	100,000	105,734
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.00%, due 7/1/22	700,000	722,480
City of Atlanta GA, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/22 (b)	500,000	515,886
Series C
5.00%, due 1/1/24	1,635,000	1,647,591
Series A
5.00%, due 7/1/25	3,000,000	3,483,714
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series F
5.00%, due 7/1/22	500,000	516,125
City of Cochran GA, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 4/1/25	120,000	129,070
City of Dalton GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/22	400,000	406,001
5.00%, due 3/1/23	500,000	530,034
5.00%, due 3/1/24	400,000	441,391
5.00%, due 3/1/25	500,000	571,638
County of Paulding GA, Water & Sewerage, Revenue Bonds
5.00%, due 12/1/22	100,000	105,159
	Principal Amount	Value

Georgia (continued)
Georgia State Road & Tollway Authority, Revenue Bonds
Series B, Insured: State Guaranteed
5.00%, due 10/1/22	$ 100,000	$ 104,421
Main Street Natural Gas, Inc., Revenue Bonds
Series B
4.00%, due 8/1/49 (a)	1,125,000	1,236,913
Series C
4.00%, due 3/1/50 (a)	6,260,000	7,128,064
Series A
5.00%, due 5/15/22	550,000	563,618
Series A
5.00%, due 5/15/23	1,110,000	1,186,676
Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds
Series A
3.00%, due 11/1/22	445,000	456,858
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series C
5.00%, due 1/1/22	1,155,000	1,163,914
5.00%, due 1/1/22	3,000,000	3,023,153
5.00%, due 1/1/23	4,550,000	4,796,415
5.00%, due 1/1/24	2,500,000	2,744,622
5.00%, due 1/1/25	1,000,000	1,138,106
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
5.00%, due 1/1/23	350,000	368,238
5.00%, due 1/1/24	445,000	486,921
5.00%, due 1/1/25	450,000	512,148
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/22	300,000	312,951
5.00%, due 10/1/23	325,000	353,288
5.00%, due 10/1/24	400,000	451,230
5.00%, due 10/1/25	425,000	494,550
5.00%, due 10/1/26	625,000	745,389
Private Colleges & Universities Authority, Savannah College of Art & Design, Revenue Bonds (e)
5.00%, due 4/1/23	335,000	356,597
5.00%, due 4/1/24	665,000	736,314

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Private Colleges & Universities Authority, Savannah College of Art & Design, Revenue Bonds (e) (continued)
5.00%, due 4/1/25	$ 600,000	$ 687,669
State of Georgia, Unlimited General Obligation
Series H
5.00%, due 12/1/22	550,000	578,681
Series F
5.00%, due 1/1/23	550,000	580,850
		39,382,409
Guam 0.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
3.133%, due 10/1/24	1,310,000	1,388,609
Series B
3.133%, due 10/1/24	630,000	648,892
Series A
5.00%, due 10/1/22 (b)	1,000,000	1,041,916
Guam Government Waterworks Authority, Revenue Bonds
5.00%, due 7/1/22	135,000	138,921
Series A
5.00%, due 7/1/24	300,000	332,231
5.00%, due 7/1/24	400,000	442,974
5.25%, due 7/1/22	1,390,000	1,432,673
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/23	300,000	312,382
Series A, Insured: AGM
5.00%, due 10/1/25	950,000	988,220
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/22 (b)	400,000	410,398
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/21	5,295,000	5,314,752
		12,451,968
	Principal Amount	Value

Hawaii 1.4%
City & County of Honolulu HI, Honolulu Rail Transit Project, Unlimited General Obligation
5.00%, due 3/1/29	$ 20,000,000	$ 25,558,528
State of Hawaii, Unlimited General Obligation
Series GB
0.852%, due 10/1/25	2,000,000	1,983,339
State of Hawaii Airports System, Certificate of Participation
5.25%, due 8/1/24	250,000	270,372
5.25%, due 8/1/25	1,300,000	1,405,462
State of Hawaii Harbor System, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	300,000	334,759
Series A
5.00%, due 7/1/25	450,000	519,010
		30,071,470
Idaho 0.3%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
5.00%, due 3/1/22	585,000	593,993
Idaho Health Facilities Authority, ADA County Coroner Project, Revenue Bonds
5.00%, due 9/1/23	170,000	184,174
5.00%, due 9/1/24	265,000	298,040
5.00%, due 9/1/25	285,000	330,818
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, due 7/15/29	3,500,000	4,476,912
		5,883,937
Illinois 11.3%
Carol Stream Park District, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 11/1/24	215,000	235,332
Series C, Insured: BAM
4.00%, due 11/1/25	450,000	503,284
Series C, Insured: BAM
4.00%, due 11/1/26	550,000	626,287
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/21	$ 750,000	$ 749,722
Insured: NATL
(zero coupon), due 12/1/23	500,000	492,347
Series A, Insured: NATL
(zero coupon), due 12/1/25	1,630,000	1,554,620
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/23	4,650,000	5,079,219
Series A, Insured: AGM-CR
5.50%, due 12/1/21	1,000,000	1,004,124
Chicago Midway International Airport, Revenue Bonds, Second Lien (b)
Series A
5.00%, due 1/1/24	3,485,000	3,821,235
Series A
5.00%, due 1/1/24	3,000,000	3,289,442
Series A
5.00%, due 1/1/27	1,040,000	1,138,682
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/22 (b)	930,000	937,193
Series D
5.00%, due 1/1/24 (b)	150,000	164,472
Series B
5.00%, due 1/1/24 (b)	2,000,000	2,015,654
Series D
5.00%, due 1/1/24	850,000	896,444
Series A
5.00%, due 1/1/25 (b)	235,000	266,899
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
5.00%, due 1/1/25 (b)	835,000	842,834
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
5.00%, due 11/15/21	800,000	801,361
	Principal Amount	Value

Illinois (continued)
Chicago Park District, Unlimited General Obligation
Series D
5.00%, due 1/1/22	$ 1,500,000	$ 1,511,803
Series F-2
5.00%, due 1/1/25	400,000	454,296
Series C
5.00%, due 1/1/25	150,000	151,180
Series F-2
5.00%, due 1/1/26	550,000	642,811
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/22	1,565,000	1,577,078
Series C
5.00%, due 1/1/23	500,000	526,656
Chicago Transit Authority, Sales Tax Receipts Fund, Revenue Bonds
5.00%, due 12/1/21	5,075,000	5,094,852
5.25%, due 12/1/23	1,040,000	1,044,278
5.25%, due 12/1/24	610,000	612,509
5.25%, due 12/1/25	60,000	60,247
5.25%, due 12/1/26	200,000	200,823
5.25%, due 12/1/31	85,000	85,350
Chicago Transit Authority, 5337 State of Good Repair Formula Funds, Revenue Bonds
5.00%, due 6/1/22	1,670,000	1,714,746
5.00%, due 6/1/25	7,180,000	8,284,937
Chicago Transit Authority, 5307 Urbanized Area Formula Funds, Revenue Bonds
5.00%, due 6/1/22	380,000	390,116
City of Berwyn IL, Unlimited General Obligation
Series A
5.00%, due 12/1/23	330,000	355,575
Series A
5.00%, due 12/1/24	820,000	909,196
Series A
5.00%, due 12/1/25	465,000	527,471
Series A
5.00%, due 12/1/26	705,000	816,620
City of Canton IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 12/1/21	525,000	525,883

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
City of Canton IL, Alternative Revenue Source, Unlimited General Obligation (continued)
Series A, Insured: BAM
3.00%, due 12/1/22	$ 635,000	$ 648,491
Series A, Insured: BAM
3.00%, due 12/1/23	550,000	573,140
City of Chicago IL, Unlimited General Obligation
Series C
(zero coupon), due 1/1/25	2,255,000	2,127,535
Series C
4.00%, due 1/1/24	240,000	241,290
Series A
5.00%, due 1/1/22	790,000	796,004
Series C
5.00%, due 1/1/22	85,000	85,662
Series C
5.00%, due 1/1/23	3,885,000	4,084,075
Series C
5.00%, due 1/1/24	3,520,000	3,846,361
Series C
5.00%, due 1/1/24	200,000	201,401
Series A
5.00%, due 1/1/26	405,000	441,437
5.25%, due 1/1/28	925,000	1,041,529
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
Series 2017-2
5.00%, due 11/1/21	120,000	120,000
5.00%, due 11/1/21	2,825,000	2,825,000
5.00%, due 11/1/22	500,000	523,324
5.00%, due 11/1/24	250,000	261,612
5.00%, due 11/1/25	155,000	175,018
Insured: BAM
5.00%, due 11/1/25	135,000	153,039
Insured: AGM
5.00%, due 11/1/25	400,000	418,078
5.00%, due 11/1/26	410,000	462,110
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/22	1,100,000	1,108,508
Series C
5.00%, due 1/1/23	525,000	553,497
5.00%, due 1/1/24	150,000	164,643
	Principal Amount	Value

Illinois (continued)
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien (continued)
Series C
5.00%, due 1/1/25	$ 350,000	$ 399,167
5.00%, due 1/1/26	1,130,000	1,138,968
City of Chicago IL, Neighbourhoods Alive 21 Program, Unlimited General Obligation
Series 2002B
5.00%, due 1/1/24	150,000	163,907
Series 2002B
5.00%, due 1/1/26	170,000	191,685
Series 2002B
5.25%, due 1/1/28	150,000	168,897
City of Country Club Hills IL, Unlimited General Obligation
Insured: BAM
3.00%, due 1/1/23	185,000	190,330
Insured: BAM
3.00%, due 1/1/24	190,000	199,533
Insured: BAM
3.00%, due 1/1/25	200,000	213,151
Insured: BAM
3.00%, due 1/1/26	300,000	323,199
Insured: BAM
3.00%, due 1/1/27	250,000	272,026
City of Kankakee IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	750,000	802,205
City of Kankakee IL, Special Obligation, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/25	800,000	878,296
City of Monmouth IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/22	350,000	363,193
Series A, Insured: BAM
4.00%, due 12/1/23	365,000	390,992
Series A, Insured: BAM
4.00%, due 12/1/24	380,000	418,712
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/21	900,000	904,013
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
City of Mount Vernon IL, Unlimited General Obligation (continued)
Insured: BAM
4.00%, due 12/15/22	$ 1,150,000	$ 1,197,641
Insured: BAM
4.00%, due 12/15/23	2,305,000	2,463,394
Insured: BAM
4.00%, due 12/15/24	2,400,000	2,631,402
Insured: BAM
4.00%, due 12/15/25	2,490,000	2,788,662
City of Rock Island IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/21	105,000	105,315
Insured: BAM
4.00%, due 12/1/22	220,000	228,732
Insured: BAM
4.00%, due 12/1/23	155,000	166,473
Insured: BAM
4.00%, due 12/1/24	175,000	193,224
Insured: BAM
4.00%, due 12/1/25	175,000	197,560
City of Rock Island IL, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/22	275,000	285,915
Series B, Insured: AGM
4.00%, due 12/1/24	320,000	353,323
Series B, Insured: AGM
4.00%, due 12/1/25	330,000	372,541
City of Rockford IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/15/21	130,000	130,569
Series A, Insured: AGM
4.00%, due 12/15/22	135,000	140,453
Series A, Insured: AGM
4.00%, due 12/15/23	140,000	149,712
Series A, Insured: AGM
4.00%, due 12/15/24	290,000	318,526
City of Rockford IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/21	320,000	321,399
Insured: BAM
4.00%, due 12/15/22	250,000	260,098
	Principal Amount	Value

Illinois (continued)
City of Rockford IL, Unlimited General Obligation (continued)
Insured: BAM
4.00%, due 12/15/23	$ 560,000	$ 598,973
Insured: BAM
4.00%, due 12/15/24	285,000	313,127
City of Springfield IL, Electric, Revenue Bonds, Senior Lien
5.00%, due 3/1/25	1,055,000	1,201,280
5.00%, due 3/1/26	1,400,000	1,602,085
City of Sterling IL, Unlimited General Obligation
Series B, Insured: BAM
0.40%, due 11/1/23	245,000	244,394
Series B, Insured: BAM
4.00%, due 11/1/25	100,000	112,764
Series B, Insured: BAM
4.00%, due 11/1/26	370,000	426,181
Series B, Insured: BAM
4.00%, due 11/1/29	285,000	341,325
City of Waukegan IL, Water & Sewer System, Revenue Bonds, First Lien
Insured: AGM
4.00%, due 12/30/21	100,000	100,590
Insured: AGM
4.00%, due 12/30/23	100,000	107,266
Insured: AGM
4.00%, due 12/30/24	110,000	121,266
Insured: AGM
4.00%, due 12/30/25	150,000	169,115
City of Waukegan IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/30/23	250,000	268,164
Series A, Insured: BAM
4.00%, due 12/30/24	280,000	308,677
Series A, Insured: BAM
4.00%, due 12/30/26	300,000	343,968
Cook County Community Unit School District No. 401 Elmwood Park, Unlimited General Obligation
3.00%, due 12/1/22	500,000	514,676
Cook County High School District No. 205 Thornton Township, Limited General Obligation
Series C, Insured: BAM
5.00%, due 12/1/25	2,300,000	2,677,597

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Cook County School District No. 122 Ridgeland, Unlimited General Obligation
Series A
3.00%, due 12/1/22	$ 950,000	$ 977,885
Cook County School District No. 73.5 Skokie, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/21	55,000	55,162
Cook County School District No. 78 Rosemont, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/21	100,000	100,375
Cook County School District No. 87 Berkeley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/24	500,000	568,792
Insured: AGM
5.00%, due 12/1/25	500,000	586,477
Insured: AGM
5.00%, due 12/1/26	500,000	603,231
Cook County School District No. 88 Bellwood, Limited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	425,000	455,265
Series A, Insured: BAM
4.00%, due 12/1/24	325,000	358,109
Cook County School District No. 94, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/21	180,000	180,676
Insured: BAM
5.00%, due 12/1/22	340,000	356,931
Insured: BAM
5.00%, due 12/1/23	555,000	604,171
Insured: BAM
5.00%, due 12/1/24	370,000	416,539
Insured: BAM
5.00%, due 12/1/25	390,000	451,987
	Principal Amount	Value

Illinois (continued)
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	$ 760,000	$ 812,810
Insured: BAM
5.00%, due 12/1/24	570,000	643,929
County of Cook IL, Unlimited General Obligation
Series A
5.25%, due 11/15/25	200,000	200,726
Crawford Hospital District, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/22	100,000	100,591
Insured: AGM
4.00%, due 1/1/23	265,000	275,959
Insured: AGM
4.00%, due 1/1/24	280,000	299,678
Insured: AGM
4.00%, due 1/1/25	285,000	313,081
Insured: AGM
4.00%, due 1/1/26	300,000	336,679
Darien-Woodridge Fire Protection District, Unlimited General Obligation
Insured: BAM
3.00%, due 12/30/22	75,000	77,183
Insured: BAM
3.00%, due 12/30/23	100,000	105,233
Insured: BAM
3.00%, due 12/30/25	100,000	108,880
Illinois Development Finance Authority, Regenct Park, Revenue Bonds
(zero coupon), due 7/15/25	760,000	740,680
Illinois Finance Authority, Chicago International Charter School Project, Revenue Bonds
4.00%, due 12/1/21	425,000	426,132
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/22	125,000	129,294
4.00%, due 11/1/23	135,000	143,585
4.00%, due 11/1/24	135,000	147,094
4.00%, due 11/1/25	210,000	233,207
4.00%, due 11/1/26	215,000	242,366
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds
5.00%, due 9/1/22	$ 560,000	$ 581,024
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds
Series A
5.00%, due 5/15/23	400,000	428,464
5.00%, due 5/15/50 (a)	4,250,000	4,729,501
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Obligated Group, Revenue Bonds
5.00%, due 8/15/23	250,000	271,011
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.00%, due 6/15/25	115,000	127,069
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 12/1/21	70,000	70,269
Series D
5.00%, due 1/1/22	55,000	55,430
Series A
5.00%, due 12/1/22	3,010,000	3,163,593
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/22	425,000	433,191
Series B, Insured: AGM
5.00%, due 4/1/22	645,000	657,431
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	580,000	602,634
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/22	255,000	256,529
Insured: BAM
4.00%, due 1/1/24	370,000	397,330
Insured: BAM
4.00%, due 1/1/25	390,000	430,619
	Principal Amount	Value

Illinois (continued)
Knox & Warren Counties Community Unit School District No. 205 Galesburg, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 1/1/24	$ 590,000	$ 630,936
Series A, Insured: BAM
4.00%, due 12/1/24	665,000	730,176
Series B, Insured: BAM
4.00%, due 1/1/25	625,000	685,963
Series A, Insured: BAM
4.00%, due 12/1/25	685,000	766,562
Series B, Insured: BAM
4.00%, due 1/1/26	640,000	717,413
Series A, Insured: BAM
4.00%, due 12/1/26	680,000	775,361
La Salle County School District No. 141 Ottawa, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/21	585,000	586,678
Insured: AGM
4.00%, due 12/1/22	370,000	384,029
Lake County Community Consolidated School District No. 3 Beach Park, Unlimited General Obligation
Insured: AGM
4.00%, due 2/1/24	405,000	435,229
Insured: AGM
4.00%, due 2/1/25	450,000	496,810
Macon County School District No. 61 Decatur, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/24	750,000	806,917
Insured: AGM
4.00%, due 12/1/24	100,000	110,478
Insured: AGM
4.00%, due 12/1/27	1,020,000	1,193,139
Macoupin County Community Unit School District No. 1 Carlinville, Limited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/24	535,000	574,063
Series B, Insured: BAM
3.00%, due 12/1/26	750,000	826,070

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Madison-Macoupin Etc Counties Community College District No. 536, Unlimited General Obligation
Series A
5.00%, due 11/1/21	$ 70,000	$ 70,000
Madison-Macoupin Etc Counties Community College District No. 536, Lewis & Clark Community Project, Unlimited General Obligation
5.00%, due 11/1/22	420,000	438,556
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Insured: NATL
(zero coupon), due 12/15/23	175,000	171,931
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/25 (e)	2,500,000	2,644,649
Metropolitan Water Reclamation District of Greater Chicago, Capital Improvement, Limited General Obligation
Series B
5.00%, due 12/1/23	4,200,000	4,216,395
Series B
5.00%, due 12/1/30	1,250,000	1,254,879
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Limited General Obligation
Series C
5.00%, due 12/1/26	500,000	570,776
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 10/1/22	295,000	305,072
Series C, Insured: BAM
4.00%, due 10/1/25	355,000	395,932
Series C, Insured: BAM
4.00%, due 10/1/26	380,000	432,070
Series C, Insured: BAM
4.00%, due 10/1/27	405,000	467,468
Series C, Insured: BAM
4.00%, due 10/1/28	430,000	503,403
	Principal Amount	Value

Illinois (continued)
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/23	$ 240,000	$ 255,331
Series B, Insured: BAM
5.00%, due 4/1/25	850,000	969,425
Public Building Commission of Chicago, Revenue Bonds
Insured: AMBAC
5.25%, due 3/1/24	1,000,000	1,098,219
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, due 6/1/22	3,115,000	3,199,759
5.00%, due 6/1/25	1,000,000	1,150,435
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL
5.50%, due 7/1/22	335,000	346,754
Insured: AGM
6.25%, due 7/1/22	360,000	374,422
Rock Island County Metropolitan Airport Authority, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	1,185,000	1,229,538
Insured: AGM
4.00%, due 12/1/23	1,170,000	1,248,280
Insured: AGM
4.00%, due 12/1/24	1,275,000	1,396,689
Insured: AGM
4.00%, due 12/1/25	1,325,000	1,482,765
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	385,000	411,007
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.00%, due 1/1/22	1,250,000	1,259,794
Saline County Community Unit School District No. 3 Harrisburg, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/26	765,000	842,592
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 6/1/22	$ 1,000,000	$ 1,020,528
Series C, Insured: AGM
4.00%, due 6/1/23	1,000,000	1,054,800
Series C, Insured: AGM
4.00%, due 6/1/24	1,000,000	1,089,344
Series C, Insured: AGM
4.00%, due 6/1/25	875,000	978,734
Series C, Insured: AGM
5.00%, due 6/1/26	910,000	1,081,971
Series C, Insured: AGM
5.00%, due 6/1/27	955,000	1,165,311
South Sangamon Water Commission, Alternative Revenue Source, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/22	300,000	301,609
Insured: AGM
4.00%, due 1/1/23	165,000	171,018
Insured: AGM
4.00%, due 1/1/24	350,000	372,724
Insured: AGM
4.00%, due 1/1/25	250,000	272,745
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/22	500,000	508,300
St Clair County High School District No. 201 Belleville, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/22	1,180,000	1,190,370
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No. 100, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	100,000	110,220
Insured: BAM
4.00%, due 12/1/25	250,000	281,583
Insured: BAM
4.00%, due 12/1/26	260,000	298,401
	Principal Amount	Value

Illinois (continued)
State of Illinois, Unlimited General Obligation
4.00%, due 9/1/22	$ 480,000	$ 494,657
Series D
5.00%, due 11/1/21	2,500,000	2,500,000
5.00%, due 5/1/22	760,000	777,850
5.00%, due 6/1/22	455,000	467,444
5.00%, due 7/1/23	400,000	429,879
Series A
5.00%, due 10/1/23	200,000	216,980
Series A
5.00%, due 10/1/24	200,000	224,607
Series D
5.00%, due 11/1/24	25,255,000	28,437,754
Series C
5.00%, due 11/1/29	2,355,000	2,791,094
Series B
5.15%, due 1/1/24	500,000	533,362
Series A
5.25%, due 5/1/22	215,000	220,317
State of Illinois, Revenue Bonds, Junior Lien
5.00%, due 6/15/22	900,000	926,421
State of Illinois, Revenue Bonds
Series C
5.00%, due 6/15/22	490,000	504,385
State of Illinois, Unlimited General Obligation, First Series
Insured: NATL
6.00%, due 11/1/26	4,115,000	4,895,615
Town of Cicero IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	720,000	773,021
University of Illinois, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AMBAC
5.50%, due 4/1/22	175,000	178,838
Village of Antioch IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	195,000	215,117
Insured: BAM
4.00%, due 12/1/25	205,000	231,251
Insured: BAM
4.00%, due 12/1/26	210,000	241,466
Insured: BAM
4.00%, due 12/1/27	875,000	1,019,047

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Village of Bensenville IL, Unlimited General Obligation
Series A, Insured: AGM
3.00%, due 12/30/21	$ 100,000	$ 100,437
Village of Bolingbrook IL, Unlimited General Obligation
Series A
(zero coupon), due 1/1/35	6,000,000	3,288,641
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/22	250,000	252,909
Insured: BAM
4.00%, due 3/1/23	270,000	282,457
Village of Franklin Park IL, Limited General Obligation
Series A, Insured: BAM
3.00%, due 10/1/22	380,000	389,331
Series A, Insured: BAM
3.00%, due 10/1/23	265,000	277,766
Series A, Insured: BAM
3.00%, due 10/1/24	270,000	288,347
Series A, Insured: BAM
3.00%, due 10/1/25	280,000	303,021
Village of Franklin Park IL, Revenue Bonds
Insured: BAM
5.00%, due 4/1/23	460,000	489,586
Village of McCook IL, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/23	230,000	245,685
Village of Park Forest IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 1/1/26	500,000	564,845
Insured: BAM
4.00%, due 1/1/27	525,000	603,683
Village of Sauk Village IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 12/1/21	750,000	752,250
Series C, Insured: BAM
4.00%, due 12/1/21	130,000	130,390
Series C, Insured: BAM
4.00%, due 12/1/22	100,000	103,339
	Principal Amount	Value

Illinois (continued)
Village of Sauk Village IL, Unlimited General Obligation (continued)
Series C, Insured: BAM
4.00%, due 12/1/23	$ 1,030,000	$ 1,098,913
Village of Stone Park IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/24	135,000	143,142
Series B, Insured: BAM
4.00%, due 2/1/25	150,000	162,430
Village of Westchester IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	260,000	279,358
Insured: BAM
4.00%, due 12/1/24	270,000	298,816
Insured: BAM
4.00%, due 12/1/25	280,000	316,457
Insured: BAM
4.00%, due 12/1/26	290,000	333,919
Washington County Community Unit School Dist No. 10 West Washington, Unlimited General Obligation
Insured: BAM
4.00%, due 1/15/22	580,000	584,302
West Chicago Park District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/21	230,000	230,513
Series B, Insured: BAM
3.00%, due 12/1/23	225,000	236,375
Series B, Insured: BAM
3.00%, due 12/1/24	485,000	519,642
Series B, Insured: BAM
3.00%, due 12/1/25	520,000	564,661
Western Illinois University, Revenue Bonds
Insured: BAM
4.00%, due 4/1/22	1,200,000	1,218,170
Insured: BAM
4.00%, due 4/1/24	1,000,000	1,084,261
Insured: BAM
4.00%, due 4/1/26	1,340,000	1,524,438
Insured: BAM
4.00%, due 4/1/27	1,400,000	1,619,720
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/22	$ 315,000	$ 317,389
5.00%, due 1/1/23	430,000	451,941
Whiteside County Community Unit School District No. 2 River Bend, Unlimited General Obligation
Insured: AGM
3.75%, due 12/1/21	100,000	100,275
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation
Insured: AGM
(zero coupon), due 1/1/25	685,000	661,060
Will County Community Unit School District No. 201-U Crete-Monee, Capital Appreciation, Unlimited General Obligation
Insured: AGM
(zero coupon), due 11/1/23	400,000	394,262
Will County Community Unit School District No. 365-U Valley View, Capital Appreciation, Unlimited General Obligation
Insured: AGM
(zero coupon), due 11/1/21	125,000	125,000
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	770,000	824,334
Series A, Insured: BAM
4.00%, due 12/1/24	440,000	483,832
Series A, Insured: BAM
4.00%, due 12/1/25	200,000	223,814
Series A, Insured: BAM
4.00%, due 12/1/25	690,000	772,157
Series A, Insured: BAM
4.00%, due 12/1/26	175,000	199,541
Series A, Insured: BAM
4.00%, due 12/1/26	330,000	376,278
Series A, Insured: BAM
4.00%, due 12/1/27	275,000	318,173
Series A, Insured: BAM
4.00%, due 12/1/27	400,000	462,798
		239,220,181
	Principal Amount	Value

Indiana 1.1%
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 1/15/22	$ 255,000	$ 256,928
City of Decatur IN, Green Bond, Revenue Bonds
Insured: BAM
3.00%, due 1/1/22	235,000	236,060
City of Evansville IN, Medical School Project, Tax Allocation
Series A, Insured: BAM
5.00%, due 2/1/23	535,000	566,002
City of Goshen IN, Sewage Works, Revenue Bonds
Insured: AGM
3.00%, due 1/1/22	130,000	130,582
Insured: AGM
3.00%, due 7/1/22	150,000	152,676
Insured: AGM
3.00%, due 1/1/23	185,000	190,571
Insured: AGM
3.00%, due 7/1/23	150,000	156,281
Insured: AGM
3.00%, due 1/1/24	460,000	484,303
Insured: AGM
3.00%, due 7/1/24	300,000	318,929
Insured: AGM
4.00%, due 1/1/25	260,000	287,079
Insured: AGM
4.00%, due 7/1/25	230,000	256,975
County of Johnson IN, Local Income Tax, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 7/15/22	225,000	231,002
Greater Jasper School Building Corp., Indiana Ad Valorem Property Tax, 1st Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/27	100,000	119,276
Hammond Multi-School Building Corp., Property First Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/22	555,000	560,241
Insured: State Intercept
5.00%, due 7/15/22	1,040,000	1,073,837

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series B
2.45%, due 11/15/25	$ 355,000	$ 351,932
Series B
2.52%, due 11/15/26	515,000	509,568
Series B
2.92%, due 11/15/27	655,000	647,285
Indiana Finance Authority, Marian University Project, Revenue Bonds
5.00%, due 9/15/22	50,000	51,964
5.00%, due 9/15/23	75,000	81,073
Indiana Finance Authority, University Health, Revenue Bonds
Series A
5.00%, due 12/1/22	250,000	263,009
Indiana Finance Authority, State Revolving Fund Program, Revenue Bonds
5.00%, due 2/1/25	75,000	75,899
Indiana Finance Authority, BHI Senior Living, Revenue Bonds
5.75%, due 11/15/41	5,655,000	5,666,238
Indianapolis Local Public Improvement Bond Bank, Public Improvement, Revenue Bonds
Series A
5.00%, due 6/1/22	1,175,000	1,207,042
IPS Multi-School Building Corp., First Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/22	1,250,000	1,262,088
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/25	975,000	1,087,850
Series A, Insured: AGM
5.00%, due 1/1/26	265,000	309,008
Series A, Insured: AGM
5.00%, due 7/1/26	525,000	621,189
Rensselaer Central Multi-School Building Corp., Valorem Property First Mortgage, Revenue Bonds
Insured: State Intercept
4.00%, due 1/15/22	240,000	241,830
	Principal Amount	Value

Indiana (continued)
Terre Haute Sanitary District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 1/1/23	$ 320,000	$ 329,144
Series A, Insured: BAM
3.00%, due 7/1/23	390,000	405,603
Series A, Insured: BAM
3.00%, due 1/1/24	350,000	367,483
Series A, Insured: BAM
3.00%, due 7/1/24	385,000	408,135
Series A, Insured: BAM
3.00%, due 1/1/25	400,000	426,949
Series A, Insured: BAM
3.00%, due 7/1/25	390,000	419,177
Series A, Insured: BAM
3.00%, due 1/1/26	275,000	296,732
Series A, Insured: BAM
3.00%, due 7/1/26	280,000	303,826
Town of Speedway Sewage Works, Revenue Bonds
Series A, Insured: AGM
3.00%, due 9/1/24	550,000	586,281
Wayne Township Metropolitan School District, Limited General Obligation
Insured: State Intercept
3.00%, due 1/15/22	500,000	502,594
Insured: State Intercept
4.00%, due 7/15/22	1,010,000	1,035,055
Insured: State Intercept
4.00%, due 1/15/23	1,035,000	1,078,552
		23,556,248
Iowa 1.1%
Camanche Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/25	535,000	617,537
Insured: AGM
5.00%, due 6/1/26	565,000	671,212
Insured: AGM
5.00%, due 6/1/27	590,000	718,496
City of Cedar Falls IA, Capital Loan Notes, Revenue Bonds
5.00%, due 12/1/21	140,000	140,544
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
City of Clinton IA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 6/1/23	$ 340,000	$ 364,818
Series A, Insured: BAM
5.00%, due 6/1/24	360,000	401,480
City of Coralville IA, Unlimited General Obligation
Series C
4.00%, due 5/1/26	645,000	716,963
Series C
4.00%, due 5/1/28	500,000	564,767
City of New Hampton IA, Electric, Revenue Bonds
Insured: BAM
3.00%, due 6/1/22	135,000	136,918
Insured: BAM
3.00%, due 6/1/23	140,000	145,403
Insured: BAM
3.00%, due 6/1/24	140,000	148,330
City of Newton IA, Unlimited General Obligation
Series C, Insured: AGM
2.00%, due 6/1/22	520,000	525,443
Clinton Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/22	620,000	636,871
Collins-Maxwell Community School District Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.00%, due 6/1/26	190,000	217,468
Insured: BAM
4.00%, due 6/1/27	195,000	227,481
Insured: BAM
4.00%, due 6/1/28	205,000	243,171
Insured: BAM
4.00%, due 6/1/29	215,000	258,824
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	2,012,422
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
4.00%, due 10/1/25	340,000	380,176
	Principal Amount	Value

Iowa (continued)
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds (continued)
4.00%, due 10/1/26	$ 200,000	$ 227,098
4.00%, due 10/1/27	200,000	229,008
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
5.00%, due 10/1/23	515,000	558,585
5.00%, due 10/1/24	550,000	616,191
5.00%, due 10/1/25	570,000	657,551
Iowa State University of Science & Technology, Revenue Bonds
Insured: BAM
5.00%, due 7/1/22	1,215,000	1,253,437
Iowa Student Loan Liquidity Corp., Revenue Bonds (b)
Series A
5.00%, due 12/1/21	2,500,000	2,509,511
Series A
5.00%, due 12/1/24	275,000	309,321
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.00%, due 7/1/24	620,000	676,858
Insured: BAM
4.00%, due 7/1/25	570,000	637,950
Insured: BAM
4.00%, due 7/1/26	675,000	771,285
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	3,020,000	3,571,258
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 5/1/22	350,000	358,327
Southern Iowa Rural Water Association, Capital Loan Notes, Revenue Bonds
Insured: AGM
4.00%, due 12/1/23	395,000	422,447
State of Iowa, Revenue Bonds
5.00%, due 6/15/26	130,000	155,454
University of Iowa (The), Recreational Facilities, Revenue Bonds
Series S
4.00%, due 7/1/22	140,000	143,558

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
Waterloo Community School District, Revenue Bonds
Insured: AGM
4.00%, due 7/1/23	$ 125,000	$ 132,089
Insured: AGM
4.00%, due 7/1/24	450,000	488,767
Insured: AGM
4.00%, due 7/1/25	450,000	500,186
Insured: AGM
4.00%, due 7/1/26	100,000	113,333
		23,460,538
Kansas 0.0% ‡
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/23	305,000	330,958
Kansas Development Finance Authority, Department of Commerce, Revenue Bonds
5.00%, due 6/1/22	340,000	349,413
Washburn University, Revenue Bonds
Insured: BAM
4.00%, due 7/1/23	200,000	211,858
		892,229
Kentucky 1.0%
City of Columbia KY, Lindsey Wilson College, Inc., Revenue Bonds
4.00%, due 12/1/22	175,000	181,442
4.00%, due 12/1/24	465,000	506,263
4.00%, due 12/1/26	500,000	561,178
City of Somerset KY, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/25	675,000	754,769
Insured: AGM
4.00%, due 6/1/26	700,000	798,822
Insured: AGM
4.00%, due 6/1/27	730,000	847,284
Kentucky Bond Development Corp., Lexington Center Corporation Project, Revenue Bonds
5.00%, due 9/1/22	550,000	570,884
	Principal Amount	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
5.00%, due 7/1/26	$ 3,450,000	$ 3,940,234
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C-1
4.00%, due 12/1/21	1,500,000	1,504,402
Series C
4.00%, due 8/1/22	390,000	400,399
Series C
4.00%, due 8/1/23	390,000	413,810
Series C
4.00%, due 2/1/50 (a)	6,560,000	7,623,285
Kentucky State University, Kentucky State University Project, Certificate of Participation
Insured: BAM
5.00%, due 11/1/24	200,000	225,460
Insured: BAM
5.00%, due 11/1/25	200,000	232,444
Insured: BAM
5.00%, due 11/1/26	220,000	262,827
Insured: BAM
5.00%, due 11/1/27	200,000	244,418
Rural Water Financing Agency, Public Projects, Revenue Notes
Series A
0.40%, due 5/1/23	2,000,000	2,000,100
		21,068,021
Louisiana 1.2%
Calcasieu Parish School District No. 31, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/24	160,000	176,714
Cameron Parish School District No. 15, Unlimited General Obligation
5.00%, due 10/1/24	340,000	377,793
5.00%, due 10/1/25	220,000	250,969
5.00%, due 10/1/26	230,000	268,403
City of New Orleans LA, Sewerage Service, Revenue Bonds
5.00%, due 6/1/22	820,000	842,557
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/26	$ 210,000	$ 253,241
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/25	1,295,000	1,517,834
Louisiana Local Government Environmental Facilities & Community Development Auth, LCTS Act 391 Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/25	650,000	756,645
Louisiana Local Government Environmental Facilities & Community Development Authority, City of Crowley Louisiana Project, Revenue Bonds
Insured: BAM
4.00%, due 10/1/23	515,000	549,304
Insured: BAM
4.00%, due 10/1/24	535,000	587,100
Louisiana Local Government Environmental Facilities & Community Development Authority, University Facilities, Inc. Project, Revenue Bonds
Insured: AGM
4.00%, due 10/1/24	395,000	434,794
Insured: AGM
4.00%, due 10/1/25	305,000	344,179
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/22	290,000	302,410
Insured: BAM
5.00%, due 10/1/23	230,000	250,250
Insured: BAM
5.00%, due 10/1/24	225,000	254,027
Insured: BAM
5.00%, due 10/1/25	250,000	291,544
	Principal Amount	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
5.00%, due 10/1/25	$ 250,000	$ 285,706
5.00%, due 10/1/26	215,000	251,789
Louisiana Stadium & Exposition District, Revenue Bonds
4.00%, due 7/3/23	1,825,000	1,910,878
5.00%, due 7/3/23	10,000,000	10,521,416
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/22	1,000,000	1,031,090
Series A
5.00%, due 7/1/24	2,065,000	2,219,480
Series A
5.00%, due 7/1/25	1,065,000	1,143,747
Parish of Plaquemines LA, Revenue Bonds
Insured: BAM
5.00%, due 3/1/24	150,000	164,859
Rapides Parish Recreation District Ward No. 9, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/23	120,000	123,931
Insured: AGM
3.00%, due 3/1/24	130,000	137,282
Insured: AGM
3.00%, due 3/1/25	150,000	161,365
State of Louisiana, Gasoline & Fuels Tax, Revenue Bonds
Series A-1
5.00%, due 5/1/23	170,000	174,003
		25,583,310
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/1/22	500,000	524,062
Insured: AGM
5.00%, due 12/1/23	545,000	593,285
Insured: AGM
5.00%, due 12/1/24	520,000	583,715

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maine (continued)
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b) (continued)
Insured: AGM
5.00%, due 12/1/25	$ 475,000	$ 545,362
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, Revenue Bonds
Series A, Insured: AGM-CR ST AID WITHHLDG
5.00%, due 7/1/24	1,045,000	1,171,400
		3,417,824
Maryland 1.2%
County of Baltimore MD, Certificate of Participation
5.00%, due 10/1/22	115,000	120,073
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
5.00%, due 7/1/23	1,000,000	1,074,983
Series A
5.00%, due 7/1/24	1,060,000	1,184,312
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
3.25%, due 6/1/22	755,000	762,119
3.40%, due 6/1/23	750,000	767,217
Series B
3.60%, due 6/1/23	3,925,000	4,027,262
3.70%, due 6/1/25	1,000,000	1,039,270
Maryland Economic Development Corp., University of Maryland, College Park Projects, Revenue Bonds
Insured: AGM
4.00%, due 6/1/25	300,000	335,113
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Issue, Revenue Bonds
Series A
5.00%, due 7/1/23	345,000	372,071
	Principal Amount	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
5.00%, due 6/1/28	$ 200,000	$ 242,829
5.00%, due 6/1/30	350,000	437,799
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Revenue Bonds
Series A
6.125%, due 1/1/36	3,500,000	3,534,040
Maryland State Transportation Authority, Passenger Facily Charge, Revenue Bonds
5.00%, due 6/1/22 (b)	850,000	873,129
Insured: AGM
5.00%, due 6/1/23	1,000,000	1,072,993
St Mary's College of Maryland, Academic Fees and Auxiliary Facility Fees, Revenue Bonds
Insured: BAM
4.00%, due 9/1/25	250,000	279,860
State of Maryland, Unlimited General Obligation
Series C
5.00%, due 8/1/22	540,000	559,544
Series A
5.00%, due 3/15/27	7,145,000	8,745,798
		25,428,412
Massachusetts 1.2%
Bridgewater-Raynham Regional School District, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/23	730,000	763,694
City of Fall River MA, Qualified Municipal Purpose Loan, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/24	120,000	136,669
Insured: State Aid Withholding
5.00%, due 12/1/26	350,000	423,037
Insured: State Aid Withholding
5.00%, due 12/1/27	315,000	390,079
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Commonwealth of Massachusetts, Limited General Obligation
Series C
5.00%, due 7/1/26	$ 500,000	$ 516,057
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.50%, due 1/1/22	1,070,000	1,078,899
Insured: NATL
5.50%, due 1/1/23	2,855,000	3,021,693
Insured: NATL
5.50%, due 1/1/25	6,380,000	7,347,918
Massachusetts Bay Transportation Authority Assessment, Revenue Bonds
Series A
5.00%, due 7/1/22	360,000	371,586
Massachusetts Development Finance Agency, Northeastern University Issue, Revenue Bonds
Series A
5.00%, due 10/1/22	280,000	292,273
Massachusetts Development Finance Agency, South Shore Hospital Issue, Revenue Bonds
Series I
5.00%, due 7/1/23	375,000	402,272
Massachusetts Educational Financing Authority, Revenue Bonds
Series K
5.00%, due 7/1/22	500,000	515,579
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/25 (b)	100,000	115,139
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
5.00%, due 7/1/24	750,000	836,474
Series B
5.00%, due 7/1/26	1,265,000	1,495,500
Series B
5.00%, due 7/1/27	1,950,000	2,352,972
	Principal Amount	Value

Massachusetts (continued)
Massachusetts School Building Authority, Revenue Bonds
Series B
5.00%, due 1/15/22	$ 475,000	$ 479,684
Massachusetts School Building Authority, Sales Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/24	110,000	114,098
Massachusetts State College Building Authority, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 5/1/23	495,000	492,231
Massachusetts State College Building Authority, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/36	145,000	148,508
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/22	125,000	125,996
Southfield Redevelopment Authority, Revenue Bonds
Series A, Insured: BAM
6.00%, due 8/15/22	400,000	417,355
Series A, Insured: BAM
6.00%, due 8/15/23	400,000	438,846
Series A, Insured: BAM
6.00%, due 8/15/24	455,000	522,505
Series A, Insured: BAM
6.00%, due 8/15/25	455,000	543,646
Town of Douglas MA, MUNI Purpose Loan, Limited General Obligation
4.00%, due 6/1/22	100,000	102,171
Town of Needham MA, Limited General Obligation
4.00%, due 11/1/21	105,000	105,000
University of Massachusetts Building Authority, Revenue Bonds
Series 2
5.00%, due 11/1/21	1,900,000	1,900,000
		25,449,881

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan 2.1%
Allen Park Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/24	$ 630,000	$ 699,728
Allendale Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 11/1/22	525,000	549,977
Caledonia Community Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/22	570,000	583,706
City of Dearborn Heights MI, Capital Improvement, Limited General Obligation
Insured: BAM
3.00%, due 5/1/22	4,450,000	4,508,755
City of Detroit MI, Water Sewage Disposal System, Revenue Bonds, Second Lien
Series B, Insured: NATL
5.50%, due 7/1/22	1,500,000	1,550,168
City of Manistee MI, Limited General Obligation
Insured: AGM
3.00%, due 10/1/24	200,000	213,651
Insured: AGM
3.00%, due 10/1/25	270,000	292,960
City of Marquette MI, Limited General Obligation
Insured: BAM
4.00%, due 5/1/22	330,000	336,179
Insured: BAM
4.00%, due 5/1/23	690,000	727,918
Insured: BAM
4.00%, due 5/1/25	750,000	838,351
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/24	990,000	1,081,342
Insured: AGM
4.00%, due 7/1/27	905,000	1,052,868
City of Taylor MI, Michigan Transportation, Limited General Obligation
Insured: BAM
4.00%, due 3/1/22	450,000	455,584
	Principal Amount	Value

Michigan (continued)
City of Taylor MI, Michigan Transportation, Limited General Obligation (continued)
Insured: BAM
4.00%, due 3/1/26	$ 455,000	$ 517,112
Insured: BAM
4.00%, due 3/1/28	900,000	1,057,716
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM
3.00%, due 6/1/22	155,000	157,512
Series A, Insured: BAM
3.00%, due 6/1/23	150,000	156,226
Series A, Insured: BAM
3.00%, due 6/1/24	160,000	170,114
County of Genesee MI, Water Supply System, Limited General Obligation
Series B, Insured: BAM
5.00%, due 2/1/23	500,000	529,427
Fitzgerald Public School District, Unlimited General Obligation
Insured: BAM
4.00%, due 5/1/24	870,000	941,797
Flint Public Library, Unlimited General Obligation
Insured: AGM
3.00%, due 5/1/26	1,060,000	1,154,972
Jackson County Intermediate School District, School Building and Site Bonds, Limited General Obligation
Insured: AGM
5.00%, due 5/1/25	250,000	287,997
Insured: AGM
5.00%, due 5/1/26	260,000	308,273
Insured: AGM
5.00%, due 5/1/27	275,000	333,421
Lake Superior State University, Revenue Bonds
Insured: AGM
4.00%, due 11/15/25	760,000	853,558
Insured: AGM
4.00%, due 11/15/27	815,000	945,380
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	6,112,571	6,292,247
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien (continued)
Series A, Class 1
4.00%, due 6/1/23	$ 1,000,000	$ 1,055,038
Series A, Class 1
5.00%, due 6/1/25	1,000,000	1,150,952
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
4.00%, due 6/15/22	100,000	102,252
4.00%, due 6/15/23	240,000	253,863
4.00%, due 6/15/24	270,000	292,685
4.00%, due 6/15/25	200,000	222,090
4.00%, due 6/15/26	385,000	436,331
Michigan Finance Authority, Student Loan Program, Revenue Bonds (b)
Series 25-A
5.00%, due 11/1/21	1,700,000	1,700,000
Series 25-A
5.00%, due 11/1/22	1,775,000	1,856,703
Michigan Finance Authority, Trinity Health Corp. Credit Group, Revenue Bonds
5.00%, due 12/1/21	200,000	200,787
5.00%, due 12/1/21	80,000	80,315
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	181,795
5.00%, due 9/1/24	200,000	222,660
5.00%, due 9/1/27	550,000	660,824
5.00%, due 9/1/28	500,000	610,978
Michigan Finance Authority, County of Wayne Criminal Center Justice Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/22	500,000	522,604
Royal Oak Hospital Finance Authority, Beaumont Health, Revenue Bonds
5.00%, due 9/1/23	1,270,000	1,378,088
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/22	310,000	315,757
Insured: Q-SBLF
4.00%, due 5/1/25	1,785,000	1,998,573
	Principal Amount	Value

Michigan (continued)
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM
3.00%, due 5/1/22	$ 360,000	$ 364,916
Insured: BAM
3.00%, due 5/1/23	480,000	498,846
Insured: BAM
4.00%, due 5/1/24	500,000	544,258
Insured: BAM
4.00%, due 5/1/25	515,000	574,339
Universal Academy, Michigan Public School Academy, Revenue Bonds
2.00%, due 12/1/26	425,000	417,912
University of Michigan, Revenue Bonds
Series D
4.206%, due 4/1/25	1,660,000	1,834,248
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds
Series C
5.00%, due 12/1/21	500,000	501,825
Series C
5.00%, due 12/1/23	500,000	548,124
		45,123,702
Minnesota 0.9%
Becker Independent School District No. 726, Unlimited General Obligation
Series A, Insured: School District Credit Program
5.00%, due 2/1/22	375,000	379,240
Series A, Insured: School District Credit Program
5.00%, due 2/1/23	730,000	770,413
Series A, Insured: School District Credit Program
5.00%, due 2/1/24	560,000	615,462
City of Minneapolis MN, Unlimited General Obligation
0.60%, due 12/1/25	5,000,000	4,895,394
City of Minneapolis MN, Allina Health System, Revenue Bonds
5.00%, due 11/15/21	100,000	100,174

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
Duluth Independent School District No. 709, Capital Appreciation, Unlimited General Obligation
Series C, Insured: School District Credit Program
(zero coupon), due 2/1/29	$ 1,850,000	$ 1,623,464
Series C, Insured: School District Credit Program
(zero coupon), due 2/1/30	1,250,000	1,060,323
Duluth Independent School District No. 709, Certificate of Participation
Series A, Insured: School District Credit Program
0.87%, due 2/1/24	390,000	387,505
Series A, Insured: School District Credit Program
1.10%, due 2/1/25	685,000	677,237
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
3.50%, due 1/1/24	270,000	270,637
Series B
5.00%, due 1/1/23	200,000	211,146
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Notes, Revenue Bonds
0.25%, due 8/1/22	1,250,000	1,250,017
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Notes, Revenue Notes
Series B
0.30%, due 8/1/22	1,500,000	1,500,045
Rockford Independent School District No. 883, Unlimited General Obligation
Series A, Insured: School District Credit Program
5.00%, due 2/1/22	75,000	75,886
State of Minnesota, Various Purpose, Unlimited General Obligation
5.00%, due 8/1/23	795,000	823,560
State of Minnesota, Unlimited General Obligation
Series A
5.00%, due 8/1/25	3,380,000	3,656,844
		18,297,347
	Principal Amount	Value

Mississippi 0.2%
City of Jackson MS, Unlimited General Obligation
5.00%, due 3/1/22	$ 350,000	$ 355,310
5.00%, due 3/1/23	325,000	344,253
5.00%, due 3/1/24	515,000	569,559
Series A, Insured: BAM
5.00%, due 5/1/26	145,000	166,397
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds
4.00%, due 3/1/24	330,000	357,477
Mississippi Development Bank, Municipal Energy Agency of Mississippi Power Supply Refunding Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 3/1/25	1,285,000	1,469,568
Insured: AGM
5.00%, due 3/1/27	300,000	352,261
State of Mississippi, Revenue Bonds
Series A
5.00%, due 10/15/22	1,000,000	1,043,511
West Rankin Utility Authority, Revenue Bonds
Insured: AGM
5.00%, due 1/1/26	435,000	497,230
		5,155,566
Missouri 0.4%
City of St Louis MO, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/23	3,000,000	3,234,873
City of St Louis MO, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 2/15/30	400,000	468,801
Fort Zumwalt School District, MO Direct Deposit Program, Unlimited General Obligation
Series A, Insured: State Aid Direct Deposit
4.00%, due 3/1/22	500,000	506,390
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
5.00%, due 2/15/25	160,000	182,657
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds (continued)
5.00%, due 2/15/26	$ 225,000	$ 264,506
5.00%, due 2/15/27	250,000	301,447
5.00%, due 2/15/28	260,000	319,652
Hickman Mills C-1 School District, MO Direct Deposit Program, Unlimited General Obligation
Insured: State Aid Direct Deposit
4.00%, due 3/1/27	615,000	662,422
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/22	100,000	99,906
Insured: AGC-ICC AMBAC
(zero coupon), due 4/15/23	880,000	875,986
Lincoln University, Auxiliary System, Revenue Bonds
Insured: AGM
5.00%, due 6/1/22	300,000	308,181
Insured: AGM
5.00%, due 6/1/23	320,000	343,094
		7,567,915
Montana 0.2%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
Series A
2.00%, due 7/1/22	290,000	293,115
Series A
2.00%, due 7/1/23	250,000	256,289
4.00%, due 7/1/22	450,000	460,795
4.00%, due 7/1/23	315,000	333,405
4.00%, due 7/1/25	715,000	801,892
4.00%, due 7/1/26	750,000	860,316
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
4.378%, due 7/1/22	915,000	928,837
State of Montana, Unlimited General Obligation
Series C
5.00%, due 8/1/22	225,000	233,143
	Principal Amount	Value

Montana (continued)
State of Montana, Unlimited General Obligation (continued)
Series C
5.00%, due 8/1/24	$ 440,000	$ 496,324
		4,664,116
Nebraska 1.0%
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (a)	8,920,000	9,705,451
Central Plains Energy Project, Nebraska Gas Project No. 3, Revenue Bonds
5.25%, due 9/1/37	3,500,000	3,642,242
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/15/22	585,000	609,167
Series B, Insured: AGM
4.00%, due 12/15/23	650,000	699,384
City of Grand Island NE, Combined Utility System, Revenue Bonds
Series A, Insured: AGM
4.00%, due 8/15/22	500,000	514,702
Series A, Insured: AGM
4.00%, due 8/15/23	400,000	425,606
Series A, Insured: AGM
4.00%, due 8/15/24	400,000	438,449
Lincoln Airport Authority, Revenue Bonds
5.00%, due 7/1/23	780,000	840,931
5.00%, due 7/1/24	745,000	833,846
5.00%, due 7/1/25	575,000	665,214
5.00%, due 7/1/26	790,000	940,311
5.00%, due 7/1/27	1,300,000	1,584,564
Omaha Airport Authority, Revenue Bonds
Series A
5.00%, due 12/15/22 (b)	620,000	653,040
Omaha Public Power District, Revenue Bonds
Series A
5.00%, due 2/1/25	65,000	65,779
Series A
5.00%, due 2/1/26	90,000	91,079

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska (continued)
University of Nebraska Facilities Corp., UNMC Utiity Improvement Project, Revenue Bonds
2.00%, due 2/15/23	$ 200,000	$ 204,666
		21,914,431
Nevada 0.4%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
3.00%, due 6/15/22	750,000	762,444
Series A, Insured: AGM
3.00%, due 6/15/23	650,000	678,145
Series A, Insured: AGM
3.00%, due 6/15/24	650,000	693,915
Series A, Insured: AGM
3.00%, due 6/15/25	800,000	870,385
Series C
5.00%, due 6/15/22	1,520,000	1,564,015
Series C
5.00%, due 6/15/23	1,650,000	1,771,632
Series C
5.00%, due 6/15/23	500,000	536,858
Series D
5.00%, due 6/15/27	275,000	288,763
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.00%, due 7/1/23	150,000	161,430
Series B
5.00%, due 7/1/29	290,000	356,384
Las Vegas Valley Water District, Limited General Obligation
Series A
5.00%, due 6/1/23	110,000	118,247
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
5.00%, due 10/1/22	300,000	313,263
Series A
5.00%, due 10/1/23	535,000	582,534
		8,698,015
	Principal Amount	Value

New Hampshire 0.0% ‡
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
5.00%, due 1/1/23 (b)	$ 600,000	$ 631,756
New Hampshire Municipal Bond Bank, Revenue Bonds
Series E, Insured: State Intercept
4.00%, due 1/15/28	200,000	201,563
		833,319
New Jersey 7.6%
Atlantic City Board of Education, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 4/1/24	325,000	352,795
Bergen County Improvement Authority (The), Bergen New Bridge Medical Centre Project, Revenue Bonds
Insured: County Guaranteed
3.00%, due 8/15/22	3,270,000	3,339,822
Borough of Avalon NJ, Water and Sewer Utility, Unlimited General Obligation
5.00%, due 11/1/21	100,000	100,000
Borough of Wenonah NJ, Unlimited General Obligation
Insured: BAM
4.00%, due 10/15/23	365,000	389,635
Insured: BAM
4.00%, due 10/15/24	370,000	406,349
Buena Regional School District, County of Atlantic, New Jersey School Energy Savings, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	220,000	247,193
Camden County Improvement Authority (The), Rowan University Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/24	2,000,000	2,240,779
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.00%, due 11/1/27	500,000	552,713
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
City of Bridgeton NJ, General Improvement and Water\Sewer Utility Bonds, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/26	$ 625,000	$ 681,250
Insured: BAM
3.00%, due 3/1/27	840,000	924,688
Insured: BAM
3.00%, due 3/1/28	855,000	947,758
City of Clifton NJ, Unlimited General Obligation
Insured: BAM
2.00%, due 8/15/22	1,000,000	1,013,708
Insured: BAM
4.00%, due 8/15/28	2,540,000	2,995,547
City of East Orange NJ, Unlimited General Obligation
Series B, Insured: AGM ST AID WITHHLDG
5.00%, due 7/15/24	375,000	419,789
City of Millville NJ, Unlimited General Obligation
Insured: AGM
3.00%, due 11/1/23	250,000	250,516
City of Newark NJ, Unlimited General Obligation
Series B, Insured: SCH BD RES FD
5.00%, due 10/1/22	500,000	520,173
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/23	1,000,000	1,082,829
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/24	1,000,000	1,120,347
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/24	1,150,000	1,288,399
Series C, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/24	145,000	162,450
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/25	1,400,000	1,615,620
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/25	500,000	577,007
	Principal Amount	Value

New Jersey (continued)
City of Newark NJ, Unlimited General Obligation (continued)
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/26	$ 700,000	$ 829,658
City of Orange Township NJ, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 12/1/25	1,025,000	1,162,440
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/22	615,000	634,456
Insured: AGM
5.00%, due 7/1/23	735,000	792,416
Insured: AGM
5.00%, due 7/1/24	760,000	849,774
Insured: AGM
5.00%, due 7/1/26	735,000	873,732
City of Trenton NJ, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
2.00%, due 7/15/25	1,210,000	1,265,798
Insured: AGM ST AID WITHHLDG
4.00%, due 7/15/24	875,000	958,046
City of Union City NJ, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
0.05%, due 8/1/24	1,430,000	1,397,995
Insured: AGM ST AID WITHHLDG
2.25%, due 8/1/25	1,445,000	1,507,881
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds (c)
1.96%, due 8/1/22	350,000	350,927
2.37%, due 8/1/23	500,000	501,557
2.72%, due 8/1/24	500,000	501,975
3.00%, due 8/1/25	700,000	703,340
4.00%, due 7/15/22	225,000	230,098
4.00%, due 7/15/24	200,000	215,056
4.00%, due 7/15/26	385,000	428,032
Garden State Preservation Trust, Capital Appreciation, Revenue Bonds
Series B, Insured: AGM
(zero coupon), due 11/1/23	175,000	172,352

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
Garden State Preservation Trust, Revenue Bonds
Series A
5.00%, due 11/1/22	$ 1,200,000	$ 1,250,926
Series C, Insured: AGM
5.25%, due 11/1/21	1,175,000	1,175,000
Gloucester County Improvement Authority (The), Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/24	1,300,000	1,456,506
Greater Egg Harbor Regional High School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
5.00%, due 2/1/23	700,000	740,926
Hamilton Township School District, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 2/1/22	270,000	272,482
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 3/1/23	355,000	371,524
Middle Township School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
3.00%, due 7/15/26	250,000	269,574
Morris-Union Jointure Commission, Certificate of Participation
Insured: AGM
5.00%, due 8/1/26	420,000	451,638
New Brunswick Parking Authority, Revenue Bonds
Series B, Insured: MUN GOVT GTD
5.00%, due 9/1/22	700,000	726,460
Series B, Insured: BAM
5.00%, due 9/1/24	900,000	1,013,296
Series B, Insured: BAM
5.00%, due 9/1/25	900,000	1,047,287
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series E
0.85%, due 12/1/25 (b)	1,550,000	1,547,288
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
5.00%, due 6/15/22	$ 200,000	$ 205,804
Series QQQ
5.00%, due 6/15/23	220,000	236,218
Series QQQ
5.00%, due 6/15/24	300,000	334,924
New Jersey Economic Development Authority, Facilities Construction, Revenue Bonds
5.00%, due 6/15/23	750,000	805,287
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/23	2,500,000	2,689,195
Series A, Insured: BAM
5.00%, due 7/1/27	2,525,000	3,097,140
New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
5.00%, due 6/15/24	410,000	420,812
New Jersey Economic Development Authority, New Jersey Transit Corp., Revenue Bonds
Series B
5.00%, due 11/1/25	4,035,000	4,708,054
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	275,000	334,686
New Jersey Economic Development Authority, School Facility Surcharge, Revenue Bonds
Series N-1, Insured: NATL
5.50%, due 9/1/23	1,500,000	1,638,150
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	3,000,000	3,464,779
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/25	$ 3,000,000	$ 3,095,112
5.00%, due 7/1/45 (a)	1,000,000	1,191,756
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series A
5.00%, due 12/1/24	1,750,000	1,984,434
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/25 (b)	250,000	290,279
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds
Series AA, Insured: AMBAC
(zero coupon), due 12/15/24	3,360,000	3,268,142
Insured: BHAC-CR AMBAC
(zero coupon), due 12/15/24	750,000	734,957
Series C, Insured: AGC-ICC
(zero coupon), due 12/15/24	375,000	365,883
Series C, Insured: AGC-ICC
(zero coupon), due 12/15/25	410,000	393,024
Insured: BHAC
(zero coupon), due 12/15/27	625,000	578,047
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/24	560,000	543,002
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/25	390,000	370,802
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds
Series AA
5.00%, due 6/15/22	1,500,000	1,543,627
	Principal Amount	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Highway Reimbursement Notes, Revenue Bonds
5.00%, due 6/15/23	$ 125,000	$ 134,278
5.00%, due 6/15/24	8,175,000	9,125,572
5.00%, due 6/15/25	360,000	415,760
5.00%, due 6/15/31	500,000	583,628
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/38	1,845,000	1,898,703
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series B, Insured: AMBAC
5.25%, due 12/15/22	5,000,000	5,275,186
Series B, Insured: AMBAC
5.25%, due 12/15/23	1,190,000	1,312,441
Series B, Insured: NATL
5.50%, due 12/15/21	50,000	50,314
Series A
5.50%, due 12/15/21	375,000	377,357
Newark Board of Education, School Energy Saving, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 7/15/25	600,000	695,206
Insured: BAM SCH BD RES FD
5.00%, due 7/15/26	625,000	745,035
Insured: BAM SCH BD RES FD
5.00%, due 7/15/28	750,000	935,372
Insured: BAM SCH BD RES FD
5.00%, due 7/15/29	1,350,000	1,716,564
North Brunswick Township Board of Education, Unlimited General Obligation
Series A, Insured: SCH BD RES FD
4.00%, due 7/15/22	720,000	738,946
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/23	1,600,000	1,683,275
Series J, Insured: AGM
3.00%, due 12/1/24	1,800,000	1,932,570
Series H, Insured: AGM
5.00%, due 12/1/23	2,190,000	2,394,543
Series H, Insured: AGM
5.00%, due 12/1/24	1,510,000	1,713,276

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
Plainfield Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 8/1/24	$ 1,000,000	$ 1,117,478
Insured: BAM SCH BD RES FD
5.00%, due 8/1/25	1,000,000	1,153,842
Plumsted Township School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 7/15/22	430,000	441,130
Insured: AGM SCH BD RES FD
4.00%, due 7/15/23	440,000	467,060
Salem County Improvement Authority, Finlaw State Office Building Project, Revenue Bonds
Insured: AGM
4.00%, due 8/15/23	300,000	317,599
Insured: AGM
4.00%, due 8/15/27	505,000	575,522
Insured: AGM
4.00%, due 8/15/28	400,000	460,763
Insured: AGM
4.00%, due 8/15/29	300,000	349,022
South Jersey Transportation Authority, Revenue Bonds
5.00%, due 11/1/21	2,500,000	2,500,000
Series A
5.00%, due 11/1/26	500,000	562,119
Series A
5.00%, due 11/1/27	500,000	561,656
Series A
5.00%, due 11/1/28	750,000	836,471
Series A
5.00%, due 11/1/29	1,200,000	1,333,804
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
4.00%, due 6/1/23	6,500,000	6,862,559
5.00%, due 6/1/24	11,500,000	12,812,452
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/24	250,000	278,532
5.00%, due 6/1/26	275,000	316,731
	Principal Amount	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/22	$ 1,250,000	$ 1,282,105
Series A
5.00%, due 6/1/23	1,000,000	1,068,569
Series A
5.00%, due 6/1/24	8,250,000	9,152,115
Township of Belleville NJ, General Improvement, Water Utility, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/23	740,000	764,102
Insured: BAM
3.00%, due 2/1/24	1,520,000	1,604,854
Insured: BAM
3.00%, due 2/1/26	1,615,000	1,762,634
Insured: BAM
3.00%, due 2/1/27	1,665,000	1,835,984
Township of Haddon NJ, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	170,000	171,531
Insured: AGM
3.00%, due 3/1/23	480,000	496,962
Insured: AGM
3.00%, due 3/1/24	1,040,000	1,101,497
Township of Lower NJ, Unlimited General Obligation
Insured: AGM
4.00%, due 7/15/23	345,000	365,974
Union Township Board of Education, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/24	125,000	137,198
Insured: BAM
4.00%, due 8/15/25	290,000	326,636
Insured: BAM
4.00%, due 8/15/26	230,000	264,389
Washington Borough Board of Education, Unlimited General Obligation
Insured: AGM
4.00%, due 7/15/24	120,000	131,559
		160,362,796
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Mexico 0.1%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/23	$ 1,165,000	$ 1,261,277
City of Albuquerque NM, Unlimited General Obligation
Series A
5.00%, due 7/1/24	150,000	161,691
County of Colfax NM, Tax Receipts, Revenue Bonds
Insured: BAM
3.00%, due 8/1/22	265,000	269,090
Insured: BAM
3.00%, due 8/1/23	270,000	280,446
Insured: BAM
3.00%, due 8/1/24	280,000	296,654
Village of Los Ranchos de Albuquerque, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	135,000	142,751
4.00%, due 9/1/24	100,000	108,573
4.00%, due 9/1/25	150,000	166,416
5.00%, due 9/1/26	170,000	200,101
		2,886,999
New York 8.8%
Albany County Airport Authority, Revenue Bonds
Series B
5.00%, due 12/15/21 (b)	250,000	251,422
Series B
5.00%, due 12/15/22 (b)	250,000	263,178
Series B
5.00%, due 12/15/23 (b)	200,000	219,144
Series A
5.00%, due 12/15/24	60,000	68,505
Series A
5.00%, due 12/15/24	480,000	545,961
Brookfield Central School District, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
3.00%, due 6/15/22	310,000	311,011
	Principal Amount	Value

New York (continued)
Broome County Local Development Corp., United Health Services Hospitals, Revenue Bonds
Insured: AGM
5.00%, due 4/1/24	$ 700,000	$ 775,761
Insured: AGM
5.00%, due 4/1/25	800,000	917,650
City of Elmira City NY, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 5/1/25	865,000	965,623
Insured: AGM
4.00%, due 5/1/26	895,000	1,022,556
Insured: AGM
4.00%, due 5/1/28	355,000	419,794
Insured: AGM
4.00%, due 5/1/29	140,000	167,905
City of New York NY, Unlimited General Obligation
Series B-1
4.00%, due 10/1/24	300,000	331,051
Series H3
5.00%, due 8/1/22	300,000	310,858
City of Yonkers NY, Limited General Obligation
Series E, Insured: AGM
5.00%, due 9/1/23	3,035,000	3,293,304
Series C, Insured: BAM
5.00%, due 10/1/23	1,485,000	1,616,941
County of Nassau NY, Limited General Obligation
Series A
2.00%, due 12/10/21	18,290,000	18,326,489
County of Rockland NY, Public Improvement, Limited General Obligation
Series C, Insured: AGM
4.00%, due 5/1/23	2,000,000	2,113,004
County of Suffolk NY, Limited General Obligation
Series A, Insured: AGM
4.00%, due 2/1/24	70,000	75,519
Insured: AGM
5.00%, due 2/1/22	430,000	435,068
Series B, Insured: AGM
5.00%, due 10/1/22	2,045,000	2,133,476

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
County of Suffolk NY, Limited General Obligation (continued)
Series C, Insured: BAM
5.00%, due 2/1/23	$ 495,000	$ 523,748
Series A, Insured: BAM
5.00%, due 4/1/24	3,075,000	3,407,807
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 10/15/25	3,300,000	3,847,235
Series A, Insured: AGM
5.00%, due 6/1/26	685,000	812,752
Dutchess County Local Development Corp., Health Quest Systems, Revenue Bonds
Series A
5.00%, due 7/1/22	500,000	515,272
Erie County Industrial Development Agency (The), City School District Buffalo Project, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 5/1/27	1,095,000	1,282,997
Hempstead Union Free School District, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.00%, due 6/30/22	5,000,000	5,021,594
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 6/1/23	160,000	158,432
Series C
0.764%, due 3/1/23	2,080,000	2,082,986
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S
4.00%, due 2/1/22	1,900,000	1,917,400
Series A
4.00%, due 11/15/26	225,000	261,299
Series C, Insured: AGM
5.00%, due 11/15/21	500,000	500,881
Series B-1
5.00%, due 5/15/22	10,065,000	10,318,425
	Principal Amount	Value

New York (continued)
Metropolitan Transportation Authority, Revenue Bonds (continued)
Series D-1
5.00%, due 9/1/22	$ 835,000	$ 867,534
Series A-1
5.00%, due 2/1/23	950,000	1,004,704
Series A
5.00%, due 11/15/25	1,850,000	2,176,726
Series D
5.00%, due 11/15/26	2,500,000	2,616,190
Series A
5.00%, due 11/15/26	1,225,000	1,283,331
Series B, Insured: AMBAC
5.25%, due 11/15/24	7,695,000	8,802,543
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 3/1/22	6,425,000	6,525,309
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B
5.00%, due 11/15/23	1,245,000	1,359,262
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-2
5.00%, due 11/15/24	700,000	797,116
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
5.00%, due 12/1/23	700,000	764,308
5.00%, due 12/1/25	1,250,000	1,458,499
Mount Vernon City School District, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/15/24	150,000	167,675
Insured: State Aid Withholding
5.00%, due 8/15/26	1,040,000	1,233,461
Nassau County Local Economic Assistance Corp., Winthrop-University Association Project, Revenue Bonds
5.00%, due 7/1/22	1,000,000	1,031,090
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
5.00%, due 1/1/24	$ 1,250,000	$ 1,374,024
Insured: AGM
5.00%, due 1/1/25	1,250,000	1,425,597
Insured: AGM
5.00%, due 1/1/26	1,000,000	1,174,578
Insured: AGM
5.00%, due 1/1/27	1,500,000	1,810,161
Insured: NATL
6.111%, due 3/1/24 (f)	500,000	532,255
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/27	400,000	464,719
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
5.75%, due 11/15/51	8,000,000	8,016,076
New York State Dormitory Authority, Interagency Coumcil Pooled Loan Program, Revenue Bonds
4.00%, due 7/1/22	400,000	409,433
4.00%, due 7/1/23	430,000	454,903
New York State Dormitory Authority, St Joseph's College, Revenue Bonds
Series A
5.00%, due 7/1/22	420,000	431,772
Series A
5.00%, due 7/1/23	880,000	940,653
New York State Dormitory Authority, Unrefunded School District Revenue Financing Program, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/22	140,000	140,508
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/23	1,000,000	1,065,055
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/23	4,150,000	4,524,581
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, Frodham University, Revenue Bonds
5.00%, due 7/1/24	$ 665,000	$ 746,192
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
5.00%, due 8/1/25	1,535,000	1,767,461
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Series C, Insured: State Aid Withholding
5.00%, due 10/1/26	1,000,000	1,042,039
New York State Dormitory Authority, General Purpose, Revenue Bonds
Series A
5.00%, due 12/15/26	750,000	789,794
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
5.00%, due 7/1/35	200,000	201,602
New York State Energy Research & Development Authority, Green Bond, Revenue Bonds
Series A
3.745%, due 4/1/24	1,100,000	1,163,814
Series A
3.845%, due 4/1/25	1,100,000	1,178,740
New York State Environmental Facilities Corp., Green Bond, Revenue Bonds
5.00%, due 3/15/26	110,000	126,833
New York State Thruway Authority, Revenue Bonds
Series L
5.00%, due 1/1/22	115,000	115,915
New York Transportation Development Corp., Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
5.00%, due 1/1/22	5,000,000	5,035,854
5.00%, due 1/1/23	4,335,000	4,551,496
New York Transportation Development Corp., Terminal One Group Association LP, Revenue Bonds
5.00%, due 1/1/23 (b)	2,000,000	2,097,971

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/23 (b)	$ 1,700,000	$ 1,847,289
5.00%, due 12/1/23	2,000,000	2,177,194
5.00%, due 12/1/24 (b)	3,375,000	3,792,920
5.00%, due 12/1/25 (b)	3,690,000	4,254,098
5.00%, due 12/1/25	1,600,000	1,837,008
Niagara Falls City School District, Certificate of Participation
Insured: AGM
4.00%, due 6/15/26	200,000	216,629
Insured: AGM
5.00%, due 6/15/23	1,170,000	1,257,436
Insured: AGM
5.00%, due 6/15/24	1,100,000	1,221,809
Insured: AGM
5.00%, due 6/15/25	1,000,000	1,112,118
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/25	1,375,000	1,589,042
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/23 (b)	2,195,000	2,338,763
Niagara Frontier Transportation Authority, Revenue Bonds
5.00%, due 4/1/23 (b)	825,000	879,034
Onondaga Civic Development Corp., Upstate Properties Development, Inc. Project, Revenue Bonds
Insured: BAM
0.915%, due 12/1/21	500,000	500,191
Insured: BAM
1.015%, due 12/1/22	655,000	658,301
Insured: BAM
1.078%, due 12/1/23	690,000	692,575
Insured: BAM
1.167%, due 12/1/24	700,000	699,562
Port Authority of New York & New Jersey, Revenue Bonds
4.00%, due 12/1/26	220,000	224,535
	Principal Amount	Value

New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds (continued)
Series 188
5.00%, due 5/1/24 (b)	$ 665,000	$ 738,778
Series 178
5.00%, due 12/1/25 (b)	265,000	289,867
Series 179
5.00%, due 12/1/25	190,000	208,496
5.00%, due 12/15/25	150,000	168,236
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/26	1,280,000	1,427,221
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-1
0.45%, due 6/1/31	1,500,000	1,470,801
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/23	615,000	661,435
5.00%, due 7/1/24	700,000	782,092
5.00%, due 7/1/25	785,000	905,384
Town of Oyster Bay NY, Limited General Obligation
2.00%, due 11/1/21	835,000	835,000
Insured: AGM
3.25%, due 8/1/22	50,000	51,118
Insured: BAM
4.00%, due 2/15/22	110,000	111,185
4.00%, due 11/1/22	945,000	979,583
Insured: BAM
4.00%, due 11/1/23	365,000	391,456
Insured: BAM
4.00%, due 2/15/24	115,000	124,486
4.00%, due 3/1/24	850,000	919,326
Insured: BAM
4.00%, due 11/1/24	930,000	1,028,457
Insured: BAM
4.00%, due 11/1/25	1,300,000	1,470,871
Insured: AGM
4.00%, due 3/1/26	925,000	1,052,543
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Town of Poughkeepsie, Library Purpose, Limited General Obligation
Insured: BAM
3.125%, due 12/15/24	$ 100,000	$ 103,074
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (a)	8,500,000	8,960,359
Whitesboro Central School District, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 6/15/25	2,325,000	2,611,884
		187,474,978
North Carolina 0.8%
County of Cabarrus NC, Installment Financing Program, Revenue Bonds
5.00%, due 6/1/22	150,000	154,216
County of Guilford NC, Unlimited General Obligation
4.00%, due 3/1/26	200,000	229,512
North Carolina Capital Facilities Finance Agency, Campbell University, Revenue Bonds
Series B
0.88%, due 10/1/22	970,000	969,882
Series B
1.05%, due 10/1/23	1,000,000	996,218
North Carolina Capital Facilities Finance Agency, High Point University, Revenue Bonds
4.00%, due 5/1/23	250,000	263,429
4.00%, due 5/1/24	190,000	205,680
5.00%, due 5/1/25	240,000	274,412
5.00%, due 5/1/26	275,000	323,260
5.00%, due 5/1/27	395,000	474,697
5.00%, due 5/1/28	400,000	489,879
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 1/1/22	350,000	352,701
5.00%, due 2/1/24	10,000,000	10,962,025
	Principal Amount	Value

North Carolina (continued)
North Carolina Turnpike Authority, Revenue Bonds
Series A
5.00%, due 7/1/23	$ 250,000	$ 268,702
Winston-Salem State University, Student Housing Project, Revenue Bonds
Insured: BAM TCRS
5.00%, due 6/1/24	500,000	557,611
		16,522,224
North Dakota 0.3%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
5.00%, due 12/1/23	160,000	175,154
5.00%, due 12/1/24	150,000	169,996
5.00%, due 12/1/25	215,000	250,862
5.00%, due 12/1/26	275,000	329,201
County of Ward ND, Limited General Obligation
Insured: AGM
5.00%, due 4/1/22	5,300,000	5,406,188
		6,331,401
Ohio 1.5%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.00%, due 11/15/25	250,000	289,803
5.00%, due 11/15/26	400,000	476,144
Bethel Local School District, School Facilities, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	120,000	124,630
Insured: BAM
4.00%, due 12/1/23	175,000	187,085
Insured: BAM
4.00%, due 12/1/24	250,000	274,262
Bethel Local School District, School Improvement, Unlimited General Obligation
Series B, Insured: School District Credit Program
4.00%, due 11/1/51	80,000	80,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-1
2.00%, due 6/1/27	$ 5,370,000	$ 5,379,161
City of Cleveland OH, Airport System, Revenue Bonds
Series B
5.00%, due 1/1/22 (b)	250,000	251,908
Series B
5.00%, due 1/1/23 (b)	400,000	421,036
Series C
5.00%, due 1/1/24	430,000	472,468
City of Dayton OH, Airport, Revenue Bonds (b)
Series A, Insured: AGM
5.00%, due 12/1/23	1,155,000	1,186,085
Insured: AGM
5.00%, due 12/1/25	585,000	600,396
City of Lorain OH, Limited General Obligation
Insured: BAM
3.00%, due 12/1/22	300,000	308,641
Insured: BAM
3.00%, due 12/1/24	800,000	858,666
Series A, Insured: BAM
4.00%, due 12/1/21	225,000	225,673
Series A, Insured: BAM
4.00%, due 12/1/23	300,000	322,012
City of Middleburg Heights OH, Southwest General Health Center Project, Revenue Bonds
1.949%, due 8/1/22	200,000	201,691
4.00%, due 8/1/22	160,000	164,401
4.00%, due 8/1/23	125,000	132,767
4.00%, due 8/1/24	180,000	196,152
4.00%, due 8/1/25	150,000	167,435
City of Sharonville OH, Revenue Bonds
Insured: BAM
4.00%, due 12/1/21	175,000	175,482
Insured: BAM
4.00%, due 12/1/22	300,000	310,944
Insured: BAM
4.00%, due 12/1/23	580,000	618,805
Insured: BAM
4.00%, due 12/1/24	745,000	816,105
	Principal Amount	Value

Ohio (continued)
City of Sharonville OH, Revenue Bonds (continued)
Insured: BAM
4.00%, due 12/1/25	$ 715,000	$ 800,134
Cleveland Municipal School District, Unlimited General Obligation
Series A, Insured: School District Credit Program
5.00%, due 12/1/21	1,945,000	1,952,528
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Natural History Project, Revenue Bonds
5.00%, due 7/1/25	125,000	143,777
5.00%, due 7/1/26	125,000	147,526
5.00%, due 7/1/27	125,000	150,603
5.00%, due 7/1/28	125,000	153,335
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
3.00%, due 12/1/22	355,000	365,303
Insured: BAM
3.00%, due 12/1/23	365,000	384,621
Insured: BAM
3.00%, due 12/1/24	265,000	285,192
Insured: BAM
3.00%, due 12/1/25	235,000	256,569
Insured: BAM
3.75%, due 3/1/34	60,000	60,689
Insured: BAM
4.00%, due 12/1/26	275,000	317,535
Conotton Valley Union Local School District, School Facilities Project, Certificate of Participation
Insured: AGM
5.00%, due 12/1/21	60,000	60,226
Insured: AGM
5.00%, due 12/1/26	300,000	350,830
County of Hamilton OH, Limited General Obligation
Series A
5.00%, due 12/1/21	500,000	501,952
County of Lucas OH, Promedica Healthcare, Revenue Bonds
5.00%, due 11/15/26	70,000	70,121
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
55

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
County of Seneca OH, Joint Justice Centre Project, Revenue Bonds
Insured: BAM
2.00%, due 12/1/21	$ 100,000	$ 100,142
Dayton Metro Library, Unlimited General Obligation
Series A
5.00%, due 12/1/28	100,000	100,391
Great Oaks Career Campuses Board of Education, Certificate of Participation
4.00%, due 12/1/21	140,000	140,435
Hillsdale Local School District, School Facilities Project, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	1,200,000	1,247,229
Insured: BAM
4.00%, due 12/1/23	675,000	724,526
Lancaster Port Authority, Revenue Bonds
Series A
5.00%, due 8/1/22	235,000	243,288
Series A
5.00%, due 8/1/49 (a)	5,500,000	6,259,498
Northeast Ohio Regional Sewer District, Revenue Bonds
5.00%, due 11/15/21	75,000	75,132
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, due 10/1/22	385,000	401,257
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series E
5.00%, due 1/15/23	400,000	421,664
Series E
5.00%, due 1/15/24	400,000	438,852
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/24	135,000	152,159
5.00%, due 11/15/25	140,000	162,289
5.00%, due 11/15/26	140,000	166,499
Triway Local School District, Certificate of Participation
Insured: BAM
3.00%, due 12/1/24	400,000	429,969
	Principal Amount	Value

Ohio (continued)
Triway Local School District, Certificate of Participation (continued)
Insured: BAM
4.00%, due 12/1/26	$ 630,000	$ 724,735
		32,030,758
Oklahoma 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/23 (b)	1,285,000	1,377,101
Oregon 0.3%
Clackamas County School District No. 12 North Clackamas, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/24	100,000	112,102
Columbia County School District No. 502, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/26	565,000	655,369
Salem-Keizer School District No. 24J, Limited General Obligation
(zero coupon), due 6/15/23	1,700,000	1,684,208
(zero coupon), due 6/15/24	1,785,000	1,750,596
(zero coupon), due 6/15/25	1,830,000	1,767,532
		5,969,807
Pennsylvania 4.0%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/22	900,000	926,720
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/24	730,000	795,367
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/25	1,130,000	1,258,174
Aliquippa Municipal Water Authority, Revenue Bonds
Insured: BAM
4.00%, due 11/15/21	75,000	75,102

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Bellwood-Antis School District, Limited General Obligation
Series AA, Insured: BAM
3.00%, due 6/1/23	$ 285,000	$ 297,059
Series A, Insured: BAM
3.00%, due 6/1/24	465,000	496,002
Series AA, Insured: BAM
3.00%, due 6/1/24	290,000	309,334
Bermudian Springs School District, Adams County, Limited General Obligation
Insured: AGM
4.00%, due 5/1/24	230,000	248,742
Bethlehem Area School District, Limited General Obligation
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 2/1/25	150,000	171,970
Borough of Carnegie, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/24	115,000	122,712
Insured: BAM
3.00%, due 8/15/25	100,000	108,505
Borough of Quakertown PA, Unlimited General Obligation
Insured: AGM
2.00%, due 2/1/22	255,000	256,053
Insured: AGM
4.00%, due 2/1/23	275,000	287,163
Insured: AGM
4.00%, due 2/1/24	305,000	328,619
Brownsville Area School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 11/15/21	450,000	450,604
Insured: AGM ST AID WITHHLDG
4.00%, due 11/15/22	375,000	389,245
Butler Area Sewer Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/22	120,000	123,731
Insured: BAM
5.00%, due 7/1/23	335,000	360,702
Insured: BAM
5.00%, due 7/1/24	355,000	397,034
	Principal Amount	Value

Pennsylvania (continued)
Butler Area Sewer Authority, Revenue Bonds (continued)
Insured: BAM
5.00%, due 7/1/25	$ 360,000	$ 416,340
Chichester School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 3/1/22	1,000,000	998,906
Insured: NATL-RE
(zero coupon), due 3/1/25	125,000	121,944
City of Allentown PA, Unlimited General Obligation
Insured: BAM
4.00%, due 10/1/22	175,000	180,795
Insured: BAM
4.00%, due 10/1/23	410,000	436,823
Insured: BAM
4.00%, due 10/1/24	675,000	740,117
Insured: BAM
4.00%, due 10/1/25	245,000	275,056
City of Lancaster PA, Limited General Obligation
Series A, Insured: AGM
4.00%, due 11/1/24	1,290,000	1,423,315
City of Philadelphia PA, Airport, Revenue Bonds (b)
Series B
5.00%, due 7/1/22	1,920,000	1,978,514
Series B
5.00%, due 7/1/23	2,000,000	2,150,313
City of Pittsburgh PA, Unlimited General Obligation
Series A
5.00%, due 9/1/22	2,060,000	2,139,981
City of Pittston PA, Unlimited General Obligation
Series A, Insured: BAM
0.74%, due 11/15/21	100,000	100,018
Series A, Insured: BAM
1.00%, due 11/15/22	125,000	125,925
Series A, Insured: BAM
4.00%, due 11/15/23	175,000	186,182
Series A, Insured: BAM
4.00%, due 11/15/24	265,000	288,322
Series A, Insured: BAM
4.00%, due 11/15/25	275,000	304,810
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
57

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
City of Reading PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 11/1/24	$ 1,665,000	$ 1,869,556
City of Williamsport PA, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/25	500,000	575,501
Insured: AGM
5.00%, due 7/1/26	475,000	562,744
Commonwealth of Pennsylvania, Certificate of Participation
Insured: AGM
5.00%, due 11/1/22	1,015,000	1,059,947
Corry Area School District, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
3.00%, due 12/15/21	170,000	170,553
County of Lackawanna PA, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 9/15/29	100,000	104,754
County of Lawrence PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 5/15/24	545,000	605,904
County of Mercer PA, Unlimited General Obligation
Insured: BAM
2.00%, due 10/1/22	325,000	330,017
Delaware River Port Authority, Port District Project, Revenue Bonds
5.00%, due 1/1/22	1,215,000	1,224,010
Derry Township Municipal Authority, Revenue Bonds
Series A
4.00%, due 12/15/23	350,000	376,514
Series A
4.00%, due 12/15/24	415,000	460,439
Forest City Regional School District, Limited General Obligation
Insured: BAM
4.00%, due 7/1/23	520,000	551,727
Insured: BAM
4.00%, due 7/1/24	545,000	596,807
	Principal Amount	Value

Pennsylvania (continued)
Forest Hills School District, Limited General Obligation
Insured: BAM
5.00%, due 8/15/24	$ 275,000	$ 309,847
Insured: BAM
5.00%, due 8/15/25	285,000	331,653
Insured: BAM
5.00%, due 8/15/26	295,000	353,697
Greencastle-Antrim School District, Limited General Obligation
Insured: BAM
5.00%, due 4/15/26	475,000	562,461
Lancaster Higher Education Authority, Harrisburg Area Community College Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/24	465,000	525,278
Lancaster School District, Limited General Obligation
Series B, Insured: AGM ST AID WITHHLDG
4.00%, due 6/1/22	1,060,000	1,082,700
Laurel Highlands School District, Limited General Obligation
Insured: BAM
3.00%, due 2/1/22	100,000	100,607
Insured: BAM
4.00%, due 2/1/23	300,000	312,693
Insured: BAM
4.00%, due 2/1/24	315,000	337,632
Insured: BAM
4.00%, due 2/1/25	345,000	379,368
Lycoming County Authority, Pennsylvania College of Technology Project, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	675,000	726,787
Mckeesport Area School District, Capital Appreciation, Unlimited General Obligation
Series C, Insured: AMBAC ST AID WITHHLDG
(zero coupon), due 10/1/28	145,000	125,837
Milton Area School District, Limited General Obligation
Insured: AGM
2.00%, due 3/1/22	235,000	236,357

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Milton Area School District, Limited General Obligation (continued)
Insured: AGM
4.00%, due 9/1/23	$ 825,000	$ 879,544
Insured: AGM
5.00%, due 9/1/24	865,000	974,151
Insured: AGM
5.00%, due 9/1/25	900,000	1,047,287
Insured: AGM
5.00%, due 9/1/26	565,000	677,085
Montgomery County Industrial Development Authority, Jefferson Health System, Revenue Bonds
Series A
5.00%, due 10/1/41	2,000,000	2,039,647
Mount Union Area School District, Limited General Obligation
Insured: BAM
4.00%, due 8/1/22	875,000	898,732
Insured: BAM
4.00%, due 8/1/23	1,175,000	1,248,011
Insured: BAM
4.00%, due 8/1/24	915,000	1,000,519
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 11/1/22	460,000	475,286
Series B, Insured: AGM
4.00%, due 11/1/23	480,000	513,596
North Huntingdon Township Municipal Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/28	200,000	247,564
Insured: AGM
5.00%, due 4/1/29	365,000	461,014
Norwin School District, Limited General Obligation
Insured: BAM
5.00%, due 11/15/22	165,000	173,150
Insured: BAM
5.00%, due 11/15/23	175,000	191,500
Insured: BAM
5.00%, due 11/15/25	190,000	222,804
Octorara Area School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 4/1/22	350,000	355,285
	Principal Amount	Value

Pennsylvania (continued)
Panther Valley School District, Limited General Obligation
Insured: BAM
4.00%, due 10/15/23	$ 400,000	$ 427,240
Insured: BAM
4.00%, due 10/15/24	400,000	439,667
Insured: BAM
4.00%, due 10/15/25	325,000	365,579
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp., Revenue Bonds
0.40%, due 10/1/23	5,000,000	4,998,236
Pennsylvania Economic Development Financing Authority, Water & Wastewater, Revenue Bonds
3.00%, due 1/1/22	360,000	361,391
3.00%, due 1/1/23	745,000	764,968
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series AZ, Insured: AGM
3.00%, due 6/15/28	3,930,000	4,168,341
Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds
5.00%, due 5/1/24	325,000	362,090
Philadelphia Gas Works Co., Revenue Bonds
5.00%, due 8/1/22	150,000	155,302
5.00%, due 10/1/24	1,000,000	1,126,215
Philadelphia Municipal Authority, Revenue Bonds
Series B, Insured: AGM
5.00%, due 1/15/23	825,000	870,213
Pittsburgh School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/26	285,000	303,345
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/25	1,575,000	1,706,624
Pottstown School District, Limited General Obligation
Insured: BAM
4.00%, due 6/1/22	330,000	337,126
Insured: BAM
4.00%, due 6/1/23	375,000	395,672
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
59

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pottstown School District, Limited General Obligation (continued)
Insured: BAM
4.00%, due 6/1/24	$ 650,000	$ 703,010
Riverside School District, Limited General Obligation
Insured: BAM
2.00%, due 10/15/22	225,000	228,400
Insured: BAM
4.00%, due 10/15/25	275,000	308,993
School District of Philadelphia (The), Limited General Obligation
Series F, Insured: BAM-TCRS ST AID WITHHLDG
5.00%, due 9/1/25	500,000	583,895
Series A, Insured: State Aid Withholding
5.00%, due 9/1/26	550,000	659,110
Shikellamy School District, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/25	1,015,000	1,144,428
Somerset Area School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
2.00%, due 2/15/22	425,000	427,138
South Wayne County Water and Sewer Authority, Revenue Bonds (e)
Insured: BAM
1.00%, due 2/15/22	300,000	300,513
Insured: BAM
2.00%, due 2/15/23	200,000	203,885
Insured: BAM
4.00%, due 2/15/25	440,000	487,118
Insured: BAM
4.00%, due 2/15/26	410,000	464,235
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
4.00%, due 2/1/22	1,120,000	1,130,379
State Public School Building Authority, Crawford County Career and Technical Center, Revenue Bonds
Insured: BAM
4.00%, due 3/1/22	375,000	379,628
	Principal Amount	Value

Pennsylvania (continued)
State Public School Building Authority, Crawford County Career and Technical Center, Revenue Bonds (continued)
Insured: BAM
4.00%, due 3/1/23	$ 395,000	$ 414,306
Insured: BAM
4.00%, due 3/1/24	405,000	435,775
Insured: BAM
4.00%, due 3/1/25	150,000	165,406
Insured: BAM
4.00%, due 3/1/26	185,000	208,066
State Public School Building Authority, Central Montgomery County Area Vocational Technical School, Revenue Bonds
Insured: BAM
4.00%, due 5/15/22	1,000,000	1,002,769
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.00%, due 6/1/22	500,000	513,903
State Public School Building Authority, Northampton County Area Community College Foundation, Revenue Bonds
Insured: BAM
5.00%, due 3/1/23	520,000	552,458
Insured: BAM
5.00%, due 3/1/24	560,000	616,296
State Public School Building Authority, Harrisburg School District, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.00%, due 12/1/23	300,000	328,914
Insured: AGM ST AID WITHHLDG
5.00%, due 12/1/23	1,700,000	1,848,766
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds
Insured: BAM
5.00%, due 7/15/24	430,000	481,976
State Public School Building Authority, School District of Philadelphia, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 4/1/32	100,000	101,961

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Township of Elizabeth, Unlimited General Obligation
Series B, Insured: AGM
3.00%, due 12/15/21	$ 100,000	$ 100,319
United School District, Unlimited General Obligation
Insured: AGM
3.00%, due 11/15/22	525,000	539,241
Insured: AGM
5.00%, due 11/15/23	320,000	349,006
Insured: AGM
5.00%, due 11/15/24	220,000	248,743
Unity Township Municipal Authority (The), Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/23	805,000	880,715
Valley View School District, Limited General Obligation
Series A, Insured: BAM ST AID WITHHLDG
1.25%, due 5/15/23	150,000	150,625
Series B, Insured: BAM
1.55%, due 5/15/24	600,000	607,184
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM
4.00%, due 2/15/22	780,000	788,269
Insured: BAM
4.00%, due 2/15/26	415,000	466,320
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project, Revenue Bonds
4.00%, due 11/15/22	140,000	144,436
4.00%, due 11/15/24	110,000	119,499
4.00%, due 11/15/25	115,000	127,601
4.00%, due 11/15/26	120,000	135,307
Westmoreland County Industrial Development Authority, Excela Health Project, Revenue Bonds
Series A
4.00%, due 7/1/22	300,000	307,054
Series A
4.00%, due 7/1/23	350,000	370,149
Series A
4.00%, due 7/1/24	350,000	381,026
	Principal Amount	Value

Pennsylvania (continued)
Wilkinsburg-Penn Joint Water Authority (The), Green Bond, Revenue Bonds
Insured: BAM
4.00%, due 9/15/24	$ 330,000	$ 361,393
Insured: BAM
4.00%, due 9/15/25	390,000	436,782
Insured: BAM
4.00%, due 9/15/27	650,000	753,384
York City Sewer Authority, Revenue Bonds
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/26	405,000	484,602
York County School of Technology Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 2/15/24	2,590,000	2,853,787
		85,627,543
Puerto Rico 0.0% ‡
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP, Insured: NATL-RE
5.00%, due 7/1/22	250,000	253,463
Series SS, Insured: NATL-RE
5.00%, due 7/1/22	250,000	253,462
		506,925
Rhode Island 0.3%
Providence Public Building Authority, Capital Improvement Projects, Revenue Bonds
Series A, Insured: AGM
4.00%, due 9/15/23	1,000,000	1,066,097
Providence Redevelopment Agency, Public Safety Building Project, Revenue Bonds
Series A
5.00%, due 4/1/22	250,000	254,428
Rhode Island Health and Educational Building Corp., Rhode Island School of Design, Revenue Bonds
0.915%, due 8/15/22	120,000	120,609
1.067%, due 8/15/23	150,000	151,014
1.313%, due 8/15/24	375,000	378,056
1.503%, due 8/15/25	915,000	921,090
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
61

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/25	$ 1,000,000	$ 1,147,724
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/1/24	300,000	338,713
Series A
5.00%, due 12/1/25	875,000	1,015,215
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	1,000,000	1,160,246
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series 1
2.124%, due 12/1/21	485,000	485,724
		7,038,916
South Carolina 0.4%
Greenville County School District, Building Equity Sooner, Revenue Bonds
5.00%, due 12/1/22	130,000	136,794
South Carolina Ports Authority, Revenue Bonds
5.00%, due 7/1/29	325,000	369,122
South Carolina Public Service Authority, Revenue Bonds
Series E
4.322%, due 12/1/27	2,034,000	2,306,702
Series B
5.00%, due 12/1/22	2,000,000	2,102,055
Series D
5.00%, due 12/1/25	725,000	745,427
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM
4.00%, due 6/1/22	460,000	469,742
Insured: BAM
4.00%, due 6/1/23	500,000	528,216
Insured: BAM
4.00%, due 6/1/24	985,000	1,073,270
	Principal Amount	Value

South Carolina (continued)
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds (continued)
Insured: BAM
4.00%, due 6/1/25	$ 1,025,000	$ 1,144,970
		8,876,298
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Monument Health, Revenue Bonds
Series A
5.00%, due 9/1/24	350,000	394,905
Tennessee 0.6%
County of Montgomery TN, Unlimited General Obligation
Series A
5.00%, due 6/1/22	280,000	287,786
Knox County Health Educational & Housing Facility Board, University Health System, Inc., Revenue Bonds
5.00%, due 9/1/28	1,450,000	1,687,716
Memphis-Shelby County Airport Authority, Revenue Bonds
5.00%, due 7/1/25	250,000	288,339
5.00%, due 7/1/26	155,000	183,632
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/23	135,000	142,556
Series B
4.00%, due 10/1/24	170,000	183,020
Series B
4.00%, due 10/1/25	170,000	186,304
Series B
4.00%, due 10/1/26	150,000	166,904
Series B
4.00%, due 10/1/27	195,000	219,509
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Belmont University, Revenue Bonds
5.00%, due 5/1/22	545,000	557,883

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Belmont University, Revenue Bonds (continued)
5.00%, due 5/1/23	$ 1,220,000	$ 1,304,489
5.00%, due 5/1/25	980,000	1,130,791
5.00%, due 5/1/26	950,000	1,130,090
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/28	1,375,000	1,381,136
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
4.00%, due 5/1/48 (a)	2,625,000	2,749,131
Series C
5.00%, due 2/1/22	335,000	338,889
		11,938,175
Texas 8.7%
Aledo Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 2/15/26	200,000	190,315
Allen Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/24	1,000,000	1,107,658
Insured: PSF
5.00%, due 2/15/26	135,000	159,894
Alvin Independent School District, Unlimited General Obligation
Series A, Insured: PSF
5.00%, due 2/15/24	90,000	99,536
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Series B, Insured: PSF-GTD
0.653%, due 2/15/24	500,000	497,649
Series B, Insured: PSF-GTD
1.00%, due 2/15/25	440,000	436,353
Series C, Insured: PSF-GTD
4.00%, due 2/15/24 (e)	370,000	398,806
	Principal Amount	Value

Texas (continued)
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF
3.00%, due 12/1/26	$ 705,000	$ 780,202
Series A, Insured: PSF
3.00%, due 12/1/27	725,000	809,165
Series A, Insured: PSF
3.00%, due 12/1/28	745,000	836,282
Series A, Insured: PSF
3.00%, due 12/1/29	770,000	868,878
Series A, Insured: PSF
4.00%, due 12/1/23	200,000	215,021
Series A, Insured: PSF
4.00%, due 12/1/24	325,000	360,003
Series A, Insured: PSF
4.00%, due 12/1/25	340,000	385,443
Arlington Higher Education Finance Corp., Faith Family Academy Charter Schools, Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/15/26	175,000	201,166
Series A, Insured: PSF-GTD
4.00%, due 8/15/27	135,000	157,853
Series A, Insured: PSF-GTD
4.00%, due 8/15/29	400,000	480,182
Arlington Higher Education Finance Corp., Compass Academy Charter School, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/1/27	435,000	505,682
Series A, Insured: PSF-GTD
4.00%, due 8/1/28	255,000	300,747
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A, Insured: PSF
5.00%, due 8/15/23	355,000	384,370
Series A, Insured: PSF
5.00%, due 8/15/24	185,000	208,058
Series A, Insured: PSF
5.00%, due 8/15/24	450,000	506,086
Arlington Independent School District, Unlimited General Obligation
Series A, Insured: PSF
5.00%, due 2/15/23	100,000	106,145
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
63

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: AGM
3.50%, due 3/1/23	$ 495,000	$ 513,215
Big Oaks Municipal Utility District, Waterworks And Sewer System, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	350,000	353,012
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	385,000	393,242
Insured: BAM
3.00%, due 9/1/23	410,000	429,018
Insured: AGM
4.00%, due 9/1/23	265,000	281,766
Brazos Higher Education Authority, Inc., Revenue Bonds
Series 1A
1.305%, due 4/1/24	750,000	748,020
Series 1A
1.974%, due 4/1/26	750,000	748,701
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	9,000,000	10,017,607
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/25	135,000	153,690
5.00%, due 1/1/26	245,000	287,661
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: BHAC-CR AMBAC
(zero coupon), due 8/15/26	2,250,000	2,163,721
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/23	1,600,000	1,731,771
Series C
5.00%, due 8/15/24	2,755,000	3,098,373
	Principal Amount	Value

Texas (continued)
Central Texas Turnpike System, Capital Appreciation, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/29	$ 900,000	$ 793,383
Cibolo Canyons Special Improvement District, Valorem Tax Utility System, Limited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/22	365,000	378,271
Series A, Insured: AGM
5.00%, due 8/15/23	575,000	616,891
Cinco Southwest Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
2.00%, due 12/1/21	480,000	480,691
Series A, Insured: BAM
2.00%, due 12/1/22	275,000	279,927
Insured: BAM
2.00%, due 12/1/22	470,000	478,420
City of Abilene TX, Limited General Obligation
5.00%, due 2/15/25	310,000	314,301
City of Austin TX, Airport System, Revenue Bonds
5.00%, due 11/15/22 (b)	200,000	209,793
Series B
5.00%, due 11/15/24 (b)	250,000	283,067
5.00%, due 11/15/26	500,000	564,357
City of Austin TX, Electric Utility, Revenue Bonds
Series A
5.00%, due 11/15/25	685,000	805,064
City of Bryan TX, Electric System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/24	245,000	274,079
Series A, Insured: AGM
5.00%, due 7/1/25	295,000	341,168
City of Dallas TX, Waterworks & Sewer System, Revenue Bonds
Series A
5.00%, due 10/1/24	150,000	170,193
City of Greenville TX, Limited General Obligation
Insured: BAM
2.00%, due 2/15/23	1,575,000	1,609,691

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Greenville TX, Limited General Obligation (continued)
Insured: BAM
2.00%, due 2/15/24	$ 1,545,000	$ 1,602,176
Insured: BAM
4.00%, due 2/15/23	205,000	214,775
Insured: BAM
4.00%, due 2/15/24	985,000	1,066,253
Insured: BAM
4.00%, due 2/15/25	650,000	723,640
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 9/1/22	150,000	149,200
5.00%, due 9/1/22	600,000	623,244
Insured: BAM
5.00%, due 9/1/22	485,000	503,955
5.00%, due 9/1/23	1,005,000	1,089,375
5.00%, due 9/1/24	3,180,000	3,579,353
5.00%, due 9/1/25	1,000,000	1,121,628
5.00%, due 9/1/25	1,520,000	1,766,242
5.00%, due 9/1/26	430,000	513,500
City of Houston TX, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/21	75,000	75,132
Series F
5.00%, due 11/15/30	100,000	100,175
City of Houston TX, Limited General Obligation
Series A
5.00%, due 3/1/26	50,000	50,801
City of Houston TX, Airport System, Revenue Bonds, Sub. Lien
Series D
5.00%, due 7/1/24	2,000,000	2,243,049
Series C
5.00%, due 7/1/27 (b)	175,000	212,232
City of Laredo TX, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
3.00%, due 3/1/28	250,000	252,336
Insured: AGM
3.50%, due 3/1/37	60,000	60,660
	Principal Amount	Value

Texas (continued)
City of Laredo TX, International Toll Bridge System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 10/1/22	$ 150,000	$ 156,419
City of Lewisville TX, Lewisville Castle Hills Public Improvement District No. 3 Project, Special Assessment
Insured: AGM
5.00%, due 9/1/24	1,045,000	1,112,457
City of Lubbock TX, Water & Wastewater System, Revenue Bonds
Series A
5.00%, due 2/15/22	250,000	253,460
City of Mission TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	775,000	852,438
Insured: BAM
5.00%, due 2/15/25	900,000	1,023,971
Insured: BAM
5.00%, due 2/15/26	770,000	900,589
City of Mission TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	550,000	604,956
Insured: BAM
5.00%, due 2/15/25	570,000	648,515
Insured: BAM
5.00%, due 2/15/26	500,000	584,798
City of Mount Pleasant TX, Texas Combination Tax and Certificates of Obligation, Limited General Obligation
Insured: AGM
5.00%, due 5/15/25	435,000	501,072
Insured: AGM
5.00%, due 5/15/26	520,000	617,226
Insured: AGM
5.00%, due 5/15/27	520,000	632,903
Insured: AGM
5.00%, due 5/15/28	550,000	684,612
City of Port Arthur TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/22	200,000	202,727
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
65

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Port Arthur TX, Limited General Obligation (continued)
Insured: BAM
5.00%, due 2/15/23	$ 225,000	$ 238,434
City of Port Arthur TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/22	185,000	187,522
Insured: BAM
5.00%, due 2/15/23	565,000	598,734
City of Rio Grande City TX, Certificates of Obligation, Limited General Obligation
Insured: AGM
4.00%, due 2/15/22	300,000	303,154
Insured: AGM
4.00%, due 2/15/23	505,000	527,541
Insured: AGM
4.00%, due 2/15/24	545,000	587,878
Insured: AGM
4.00%, due 2/15/25	610,000	676,785
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/22	110,000	111,328
4.00%, due 3/1/23	150,000	157,167
Clifton Higher Education Finance Corp., International Leadership of Texas, Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/28	300,000	373,495
Insured: PSF-GTD
5.00%, due 8/15/29	275,000	349,037
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM
5.00%, due 9/15/22	245,000	254,823
Insured: AGM
5.00%, due 9/15/23	240,000	259,809
Insured: AGM
5.00%, due 9/15/24	250,000	279,814
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: BAM
4.50%, due 3/1/23	250,000	263,361
	Principal Amount	Value

Texas (continued)
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation (continued)
Insured: BAM
4.50%, due 3/1/24	$ 260,000	$ 283,199
Insured: BAM
4.50%, due 3/1/25	135,000	151,314
Insured: BAM
4.50%, due 3/1/26	280,000	321,207
Insured: BAM
4.50%, due 3/1/27	295,000	345,117
Insured: BAM
4.50%, due 3/1/28	305,000	362,202
Corpus Christi Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/15/23	300,000	298,242
Insured: PSF-GTD
(zero coupon), due 8/15/24	4,415,000	4,361,249
County of Fort Bend TX, Unlimited General Obligation, Sub. Lien
5.00%, due 3/1/32	50,000	50,792
County of Williamson TX, Unlimited General Obligation
4.00%, due 2/15/22	200,000	202,219
Dallas Area Rapid Transit, Revenue Bonds
5.00%, due 12/1/25	220,000	259,217
Dallas Fort Worth International Airport, Revenue Bonds
Series F
5.00%, due 11/1/21	1,295,000	1,295,000
Series B
5.00%, due 11/1/22	3,000,000	3,141,060
Series A
5.00%, due 11/1/23	1,110,000	1,212,994
Series A
5.00%, due 11/1/24	1,770,000	2,010,031
Series F
5.00%, due 11/1/24	250,000	273,092
Series E
5.00%, due 11/1/25	450,000	471,223
Series D
5.00%, due 11/1/38 (b)	1,750,000	1,750,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
66	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Denton County Municipal Utility District No. 6, Unlimited General Obligation (e)
Insured: AGM
4.50%, due 9/1/23	$ 370,000	$ 395,860
Insured: AGM
4.50%, due 9/1/23	260,000	278,172
Insured: AGM
4.50%, due 9/1/24	385,000	425,308
Insured: AGM
4.50%, due 9/1/24	270,000	298,268
Insured: AGM
4.50%, due 9/1/25	400,000	454,166
Insured: AGM
4.50%, due 9/1/25	280,000	317,916
DeSoto Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/15/26	680,000	652,368
Duncanville Independent School District TX, Capital Appreciation, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/22	1,000,000	999,688
East Aldine Management District, Revenue Bonds
Insured: AGM
4.00%, due 2/15/23	200,000	209,430
Ector County Hospital District, Limited General Obligation
5.00%, due 9/15/22	400,000	413,542
5.00%, due 9/15/23	430,000	460,066
5.00%, due 9/15/24	450,000	496,362
5.00%, due 9/15/25	500,000	565,693
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	465,000	479,596
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	750,000	766,879
Insured: BAM
3.00%, due 9/1/23	420,000	440,034
	Principal Amount	Value

Texas (continued)
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation (continued)
Insured: BAM
3.00%, due 9/1/24	$ 515,000	$ 550,925
Insured: BAM
3.00%, due 9/1/25	515,000	559,167
Insured: BAM
3.00%, due 9/1/26	515,000	566,920
Fort Bend County Municipal Utility District No. 169, Unlimited General Obligation
Insured: AGM
2.00%, due 12/1/26	665,000	698,528
Fort Bend County Municipal Utility District No. 169, Water Sewer and Drainage Facilities, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/21	925,000	927,752
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/22	290,000	298,733
Series A, Insured: AGM
4.00%, due 9/1/24	290,000	317,594
Series A, Insured: AGM
4.00%, due 9/1/25	290,000	324,638
Fort Bend County Municipal Utility District No. 206, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/24	300,000	331,677
Insured: BAM
4.50%, due 9/1/25	300,000	340,503
Insured: BAM
4.50%, due 9/1/26	300,000	347,326
Fort Bend County Municipal Utility District No. 48, Unlimited General Obligation
Insured: BAM
3.00%, due 10/1/23	310,000	325,604
Insured: BAM
3.00%, due 10/1/24	310,000	331,996
Insured: BAM
3.00%, due 10/1/25	310,000	336,987
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
67

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 57, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/23	$ 225,000	$ 232,941
Insured: AGM
3.00%, due 4/1/24	245,000	259,468
Insured: AGM
3.00%, due 4/1/25	250,000	269,732
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	175,000	184,589
Insured: BAM
4.50%, due 4/1/24	175,000	191,178
Insured: BAM
4.50%, due 4/1/25	175,000	197,026
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM
4.25%, due 12/1/22	400,000	416,643
Insured: BAM
4.50%, due 12/1/21	400,000	401,338
Insured: AGM
4.50%, due 12/1/23	425,000	461,969
Insured: AGM
4.50%, due 12/1/24	675,000	759,556
Grand Parkway Transportation Corp., Revenue Bonds
5.00%, due 2/1/23	3,610,000	3,814,984
Gulfgate Redevelopment Authority, Tax Allocation
Insured: AGM
4.00%, due 9/1/23	325,000	342,624
Insured: AGM
4.00%, due 9/1/25	440,000	486,059
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: AGM
4.50%, due 3/1/26	250,000	287,136
	Principal Amount	Value

Texas (continued)
Harris County Municipal Utility District No. 196, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/22	$ 290,000	$ 298,758
Harris County Municipal Utility District No. 370, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/21	110,000	110,242
Insured: AGM
3.00%, due 12/1/22	355,000	365,303
Insured: AGM
3.00%, due 12/1/24	250,000	269,369
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Insured: AGM
4.50%, due 4/1/25	400,000	449,192
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM
4.00%, due 4/1/23	175,000	184,021
Insured: AGM
4.00%, due 4/1/24	175,000	189,086
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/24	1,100,000	1,174,165
Harris County Municipal Utility District No. 489, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/24	615,000	673,701
Insured: BAM
4.00%, due 9/1/25	615,000	689,693
Harris County Municipal Utility District No. 50, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/24	125,000	134,740
Insured: BAM
4.00%, due 3/1/25	150,000	165,771
Insured: BAM
4.00%, due 3/1/26	150,000	169,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
68	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No. 50, Unlimited General Obligation (continued)
Insured: BAM
4.00%, due 3/1/27	$ 175,000	$ 200,811
Harris County Municipal Utility District No. 504, Unlimited General Obligation
Insured: AGM
4.50%, due 9/1/23	355,000	381,434
Insured: AGM
4.50%, due 9/1/24	370,000	411,053
Insured: AGM
4.50%, due 9/1/25	390,000	445,347
Insured: AGM
4.50%, due 9/1/26	405,000	473,672
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 11/15/24	150,000	168,872
Series A, Insured: AGM
5.00%, due 11/15/25	245,000	274,561
Series A
5.00%, due 11/15/28	1,440,000	1,591,054
Harris-Fort Bend Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: AGM
2.00%, due 4/1/22	100,000	100,663
Houston Higher Education Finance Corp., Houston Baptist University, Revenue Bonds
1.50%, due 10/1/22	100,000	100,010
1.75%, due 10/1/24	115,000	115,002
2.00%, due 10/1/25	150,000	150,012
Hunt Memorial Hospital District Charitable Health, Limited General Obligation
5.00%, due 2/15/23	325,000	342,457
5.00%, due 2/15/24	275,000	299,321
5.00%, due 2/15/25	450,000	504,956
5.00%, due 2/15/26	800,000	920,753
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM
2.00%, due 5/1/26	130,000	132,968
	Principal Amount	Value

Texas (continued)
Imperial Redevelopment District, Unlimited General Obligation (continued)
Insured: AGM
4.50%, due 5/1/22	$ 110,000	$ 112,216
Insured: AGM
4.50%, due 5/1/23	120,000	127,043
Insured: AGM
4.50%, due 5/1/24	85,000	92,866
Series A, Insured: AGM
4.50%, due 5/1/24	425,000	464,329
Insured: AGM
4.50%, due 5/1/25	125,000	139,900
Judson Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/1/30	650,000	656,187
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/23	130,000	134,453
Insured: BAM
3.00%, due 3/1/24	155,000	163,794
Series 1B, Insured: AGM
3.00%, due 9/1/24	360,000	383,957
Insured: BAM
3.00%, due 3/1/25	170,000	182,647
Leander Independent School District, Unlimited General Obligation
Series D, Insured: PSF
(zero coupon), due 8/15/24	435,000	429,704
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/25	150,000	134,857
Series D, Insured: PSF
(zero coupon), due 8/15/40	2,125,000	973,409
Series C, Insured: PSF
(zero coupon), due 8/15/43	450,000	161,955
Series C, Insured: PSF
(zero coupon), due 8/15/45	400,000	127,643
Series C, Insured: PSF
5.00%, due 8/15/23	340,000	368,639
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/25	105,000	120,386
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
69

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Mabank Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/15/26	$ 950,000	$ 913,136
Martin County Hospital District, Limited General Obligation
4.00%, due 4/1/23	140,000	146,687
4.00%, due 4/1/24	100,000	107,598
4.00%, due 4/1/25	150,000	164,916
4.00%, due 4/1/26	300,000	335,065
Matagorda County Navigation District No. 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	6,530,000	8,077,118
Metropolitan Transit Authority of Harris County Sales & Use Tax, Revenue Bonds
Series A
5.00%, due 11/1/25	150,000	176,403
Series A
5.00%, due 11/1/30	100,000	100,000
Montgomery County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	380,000	391,282
Montgomery County Municipal Utility District No. 132, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/22	170,000	175,766
Montgomery County Municipal Utility District No. 139, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	160,000	169,258
Insured: BAM
4.50%, due 4/1/24	250,000	273,744
Insured: BAM
4.50%, due 4/1/25	260,000	293,194
Insured: BAM
4.50%, due 4/1/26	270,000	311,987
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation
2.50%, due 3/1/22	1,455,000	1,457,462
	Principal Amount	Value

Texas (continued)
Mount Houston Road Municipal Utility District, Waterworks And Sewer System, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	$ 145,000	$ 146,287
North Forest Municipal Utility District, Unlimited General Obligation
Insured: BAM
3.00%, due 4/1/23	280,000	290,044
North Fort Bend Water Authority, Revenue Bonds
Series B
5.00%, due 12/15/24	1,485,000	1,693,037
Series B
5.00%, due 12/15/25	1,350,000	1,587,159
North Texas Municipal Water District, Sabine Creek Regional Wastewater Systems Project, Revenue Bonds
Insured: AGM
4.00%, due 6/1/24	350,000	380,422
North Texas Tollway Authority, Tollway System, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/22	80,000	80,638
Northwest Harris County Municipal Utility District No. 19, Unlimited General Obligation
Insured: AGM
3.00%, due 10/1/22	120,000	122,846
Insured: AGM
3.00%, due 10/1/23	125,000	130,826
Insured: AGM
3.00%, due 10/1/24	240,000	256,093
Insured: AGM
3.00%, due 10/1/26	200,000	219,480
Insured: AGM
3.00%, due 10/1/28	155,000	167,959
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation
Insured: PSF
(zero coupon), due 2/15/25	295,000	289,644

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
70	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Northwest Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/25	$ 115,000	$ 131,689
Pecan Grove Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	100,000	103,020
Red River Education Finance Corp., Texas Christian University, Revenue Bonds
5.00%, due 3/15/22	55,000	55,980
Remington Municipal Utility District No. 1, Unlimited General Obligation
Insured: AGM
3.00%, due 9/1/22	330,000	337,231
San Marcos Consolidated Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 8/1/27	515,000	533,679
Sienna Plantation Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM
2.00%, due 9/1/22	435,000	440,710
Insured: AGM
3.00%, due 9/1/24	460,000	487,808
Insured: AGM
3.00%, due 9/1/25	475,000	509,578
Sonterra Municipal Utility District, Unlimited General Obligation (e)
Insured: AGM
4.00%, due 8/15/22	1,100,000	1,129,961
Insured: AGM
4.00%, due 8/15/23	320,000	340,009
Insured: AGM
4.00%, due 8/15/24	330,000	361,439
Insured: AGM
4.00%, due 8/15/25	340,000	381,410
Insured: AGM
4.00%, due 8/15/26	350,000	400,478
	Principal Amount	Value

Texas (continued)
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	$ 150,000	$ 154,453
Insured: BAM
4.00%, due 9/1/23	330,000	348,142
Insured: BAM
4.00%, due 9/1/24	345,000	372,962
Insured: BAM
4.00%, due 9/1/25	355,000	391,459
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
5.00%, due 9/1/22	200,000	207,526
Insured: AGM
5.00%, due 9/1/24	300,000	333,812
Insured: AGM
5.00%, due 9/1/25	300,000	343,209
State of Texas, Highway Improvement, Unlimited General Obligation
5.00%, due 4/1/32	50,000	51,002
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Project, Revenue Bonds
Insured: AGM
0.923%, due 9/1/22	650,000	651,973
Insured: AGM
1.071%, due 9/1/23	650,000	651,879
Insured: AGM
1.356%, due 9/1/24	825,000	827,730
Insured: AGM
1.386%, due 9/1/25	600,000	597,198
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds
5.00%, due 10/1/27	1,100,000	1,194,859
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/29	770,000	931,132
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	750,000	788,055
5.00%, due 12/15/27	7,000,000	8,513,968
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
71

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
5.25%, due 12/15/22	$ 200,000	$ 211,147
Texas Municipal Power Agency, Transmission System, Revenue Bonds
Insured: AGM
3.00%, due 9/1/22	1,000,000	1,023,012
Insured: AGM
3.00%, due 9/1/23	900,000	944,115
Insured: AGM
3.00%, due 9/1/24	930,000	995,963
Insured: AGM
3.00%, due 9/1/26	1,240,000	1,367,489
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.00%, due 5/1/28	500,000	581,196
Texas Transportation Commission State Highway Fund, Revenue Bonds, First Tier
Series B
0.43%, due 4/1/25	10,000,000	9,946,639
Travis County Water Control & Improvement District, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/22	425,000	437,360
Insured: BAM
4.00%, due 8/15/23	445,000	473,075
Insured: BAM
4.00%, due 8/15/24	460,000	502,875
Insured: BAM
4.00%, due 8/15/25	480,000	536,618
Tyler Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/24	100,000	110,596
Viridian Municipal Management District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/21	300,000	300,873
Insured: AGM
4.00%, due 12/1/21	225,000	225,655
	Principal Amount	Value

Texas (continued)
Viridian Municipal Management District, Unlimited General Obligation (continued)
Insured: AGM
4.00%, due 12/1/22	$ 550,000	$ 571,159
Insured: AGM
4.00%, due 12/1/22	395,000	410,196
Insured: AGM
4.00%, due 12/1/23	300,000	321,687
Insured: AGM
4.00%, due 12/1/23	305,000	327,049
Viridian Municipal Management District, Unlimited Tax Road Improvement, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	175,000	181,732
Insured: BAM
4.00%, due 12/1/24	370,000	407,335
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 2/15/22	325,000	324,852
White Settlement Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/41	475,000	215,131
		184,118,607
U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL
5.00%, due 10/1/22	665,000	674,796
Insured: NATL
5.00%, due 10/1/24	395,000	401,227
		1,076,023
Utah 1.1%
City of Salt Lake City UT, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	95,000	106,141
Series A
5.00%, due 7/1/25	1,300,000	1,499,361

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
72	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
City of Salt Lake City UT, Airport, Revenue Bonds (b) (continued)
Series A
5.00%, due 7/1/26	$ 2,250,000	$ 2,665,628
Series A
5.00%, due 7/1/27	2,500,000	3,031,889
Series A
5.00%, due 7/1/28	1,800,000	2,219,620
Series A
5.00%, due 7/1/29	3,500,000	4,374,769
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
(zero coupon), due 4/15/25	820,000	788,821
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/22	100,000	101,568
Insured: UT CSCE
4.00%, due 4/15/23	175,000	183,085
Insured: UT CSCE
4.00%, due 4/15/24	280,000	301,445
Insured: UT CSCE
4.00%, due 4/15/26	400,000	450,010
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/24	255,000	278,090
Series A, Insured: UT CSCE
4.00%, due 10/15/25	265,000	295,237
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/22	110,000	112,222
Insured: UT CSCE
5.00%, due 4/15/24	340,000	373,405
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
2.00%, due 10/15/24	235,000	244,430
2.00%, due 10/15/25	365,000	381,635
2.00%, due 10/15/26	505,000	529,815
3.00%, due 10/15/27	145,000	160,308
	Principal Amount	Value

Utah (continued)
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/25	$ 565,000	$ 610,156
4.00%, due 10/15/23	755,000	805,499
4.00%, due 10/15/27	550,000	635,157
4.00%, due 10/15/28	350,000	407,934
5.00%, due 10/15/25	1,000,000	1,157,354
Utah Transit Authority, Revenue Bonds
Series A
5.00%, due 6/15/22	650,000	669,277
		22,382,856
Vermont 0.2%
Vermont Student Assistance Corp., Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 6/15/23	1,150,000	1,229,344
Series A
5.00%, due 6/15/24	850,000	940,143
Series A
5.00%, due 6/15/25	875,000	996,022
Vermont Student Assistance Corp., Revenue Bonds (b)
Series A
5.00%, due 6/15/25	1,300,000	1,479,804
Series A
5.00%, due 6/15/26	175,000	204,053
		4,849,366
Virginia 0.2%
Alexandria Industrial Development Authority, Episcopal High School, Revenue Bonds
3.00%, due 1/1/22	300,000	301,368
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	442,442
5.00%, due 7/1/25	160,000	185,229
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home, Revenue Bonds
4.00%, due 12/1/22	300,000	310,373
University of Virginia, Revenue Bonds
Series A
5.00%, due 6/1/43	135,000	145,167
Virginia College Building Authority, Revenue Bonds
5.00%, due 2/1/22	120,000	121,445
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
73

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, U.S. Roure 58 Corridor Program, Revenue Bonds
Series C
5.00%, due 5/15/22	$ 145,000	$ 148,773
Virginia Small Business Financing Authority, LifeSpire of Virginia, Revenue Bonds
3.00%, due 12/1/22	240,000	245,564
3.00%, due 12/1/23	300,000	312,892
3.00%, due 12/1/24	220,000	233,383
3.00%, due 12/1/25	230,000	247,390
3.00%, due 12/1/26	235,000	255,423
Virginia Small Business Financing Authority, National Senior Campuses, Inc. Obligated Group, Revenue Bonds
5.00%, due 1/1/22	500,000	503,892
5.00%, due 1/1/23	500,000	527,139
5.00%, due 1/1/24	550,000	604,193
		4,584,673
Washington 0.5%
Bellevue Convention Center Authority, Special Obligation, Revenue Bonds
Insured: NATL
(zero coupon), due 2/1/22	530,000	529,596
Benton County School District No. 17 Kennewick, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/23	190,000	208,329
City of Tacoma WA, Revenue Bonds
4.00%, due 12/1/21	160,000	160,501
County of King WA, Limited General Obligation
5.00%, due 6/1/22	100,000	100,363
Kittitas County School District No. 401 Ellensburg, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/22	1,800,000	1,894,068
Northwest Open Access Network, Revenue Bonds
0.691%, due 12/1/22	1,200,000	1,200,573
0.791%, due 12/1/23	1,260,000	1,254,165
	Principal Amount	Value

Washington (continued)
Northwest Open Access Network, Revenue Bonds (continued)
1.218%, due 12/1/25	$ 1,105,000	$ 1,089,854
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/23	100,000	105,007
Port of Seattle WA, Revenue Bonds
Series B
5.00%, due 5/1/23 (b)	500,000	535,017
Snohomish County Public Utility District No. 1, Revenue Bonds
5.00%, due 12/1/22	500,000	501,956
Spokane Public Facilities District, Revenue Bonds
Series B
5.00%, due 12/1/23	1,175,000	1,263,487
State of Washington, Senior 520 Corridor Program, Revenue Bonds
5.00%, due 9/1/24	1,000,000	1,039,083
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	275,893
5.00%, due 5/1/25	255,000	290,615
Washington State Convention Center Public Facilities District, Revenue Bonds
5.00%, due 7/1/22	175,000	179,964
		10,628,471
West Virginia 0.1%
City of Fairmont WV, Waterworks, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/1/23	300,000	310,935
Series A, Insured: BAM
3.00%, due 7/1/24	500,000	526,511
City of Wheeling WV, Waterworks & Sewerage System, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/28	300,000	353,771
Morgantown Utility Board, Inc., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 12/1/22	225,000	231,011

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
74	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia (continued)
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds
Series A
5.00%, due 9/1/22	$ 390,000	$ 405,409
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/22	200,000	201,460
5.00%, due 1/1/25	350,000	395,978
		2,425,075
Wisconsin 0.4%
City of Kaukauna WI, Revenue Bonds
Insured: AGM
3.00%, due 12/15/21	175,000	175,578
City of Kaukauna WI, Electric System, Revenue Bonds
Insured: AGM
3.00%, due 12/15/23	300,000	315,945
Insured: AGM
3.00%, due 12/15/24	455,000	487,663
City of Milwaukee WI, Unlimited General Obligation
Series N2
4.00%, due 3/1/24	125,000	135,225
Series N2
5.00%, due 4/1/24	3,300,000	3,658,002
City of Racine WI, Waterworks System, Revenue Bonds
Insured: BAM
5.00%, due 9/1/27	300,000	368,373
Omro School District, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/23	100,000	103,615
Insured: BAM
3.00%, due 3/1/24	100,000	106,081
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	564,663
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	285,000	286,939
	Principal Amount	Value

Wisconsin (continued)
Town of Manitowish Waters WI, Unlimited General Obligation (continued)
Insured: AGM
3.00%, due 3/1/23	$ 295,000	$ 303,587
Insured: AGM
3.00%, due 3/1/24	300,000	314,093
Insured: AGM
3.00%, due 3/1/25	310,000	329,264
Village of Fox Crossing WI, Waterworks System & Sewerage System, Revenue Bonds
Insured: BAM
3.00%, due 5/1/24	295,000	313,034
		7,462,062
Wyoming 0.3%
County of Laramie WY, Cheyenne Regional Medical Center Project, Revenue Bonds
4.00%, due 5/1/22	225,000	229,247
4.00%, due 5/1/23	250,000	263,661
4.00%, due 5/1/24	250,000	272,063
4.00%, due 5/1/25	250,000	278,898
University of Wyoming, Revenue Bonds
Series C
5.00%, due 6/1/24	3,755,000	4,200,016
		5,243,885
Total Long-Term Municipal Bonds (Cost $1,684,383,581)		1,693,423,916
Short-Term Municipal Notes 14.6%
Alabama 0.1%
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series C
0.70%, due 4/1/49 (g)	3,000,000	3,014,929
Arizona 0.5%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
0.03%, due 1/1/46 (g)	10,000,000	10,003,911
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
75

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
California 1.4%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.20%, due 1/1/50 (b)(c)(g)	$ 11,300,000	$ 11,298,687
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
0.70%, due 12/1/44 (b)(g)	6,500,000	6,512,071
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series C
2.625%, due 11/1/33 (g)	1,265,000	1,319,673
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series D
0.19%, due 7/1/37 (g)	10,000,000	10,003,371
		29,133,802
Connecticut 0.1%
State of Connecticut, Unlimited General Obligation
Series A
0.90%, due 3/1/22 (g)	3,000,000	3,005,513
Georgia 1.1%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds, Second Series
1.70%, due 12/1/49 (g)	5,000,000	5,145,432
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds (g)
2.05%, due 10/1/32	3,500,000	3,502,904
2.25%, due 10/1/32	2,800,000	2,878,322
Main Street Natural Gas, Inc., Revenue Bonds (g)
Series B
0.805%, due 4/1/48	3,865,000	3,888,898
	Principal Amount	Value

Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (g) (continued)
Series D
0.885%, due 8/1/48	$ 7,500,000	$ 7,568,259
		22,983,815
Illinois 0.2%
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
0.75%, due 5/1/42 (g)	1,125,000	1,128,077
Illinois Finance Authority, Edward-Elmhurst Healthcare, Revenue Bonds
0.80%, due 1/1/46 (g)	3,500,000	3,502,014
		4,630,091
Indiana 0.6%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
0.35%, due 3/1/39 (g)	2,000,000	2,000,000
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series B
0.95%, due 12/1/38 (b)(g)	2,265,000	2,233,109
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series S
1.40%, due 8/1/29 (g)	6,500,000	6,400,396
Indiana Finance Authority, Ascension Health, Revenue Bonds (g)
1.75%, due 11/15/31	20,000	20,000
1.75%, due 11/15/31	1,290,000	1,290,000
		11,943,505
Louisiana 0.8%
Parish of St John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (g)
2.125%, due 6/1/37	9,925,000	10,233,643
Series B-2
2.375%, due 6/1/37	6,525,000	6,847,422
		17,081,065

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
76	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Massachusetts 0.0% ‡
Commonwealth of Massachusetts, Limited General Obligation
Series A
0.634%, due 11/1/25 (g)	$ 200,000	$ 200,316
Michigan 0.6%
City of Detroit MI, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
0.688%, due 7/1/32 (g)	12,500,000	12,522,551
Montana 0.3%
Montana Facility Finance Authority, Billings Clinic Obligated Group, Revenue Bonds
0.60%, due 8/15/37 (g)	5,870,000	5,876,748
Nebraska 0.2%
Douglas County Hospital Authority No. 2, Nebraska Medicine, Revenue Bonds
Series A
0.55%, due 5/15/33 (c)(g)	5,000,000	5,000,454
Nevada 0.6%
County of Washoe NV, Sierra Pacific Power Co., Revenue Bonds
2.05%, due 3/1/36 (b)(g)	3,505,000	3,531,328
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.25%, due 1/1/50 (b)(c)(g)	8,500,000	8,500,061
		12,031,389
New Jersey 0.6%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series D
1.10%, due 11/1/29 (b)(g)	5,600,000	5,550,549
New Jersey Turnpike Authority, Revenue Bonds (g)
Series C-2
0.538%, due 1/1/22	3,350,000	3,351,327
	Principal Amount	Value

New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds (g) (continued)
Series D-1
0.758%, due 1/1/24	$ 2,600,000	$ 2,624,061
		11,525,937
New Mexico 0.1%
City of Farmington NM, Pollution Control, Public Service Company of New Mexico San Juan Project, Revenue Bonds
1.15%, due 6/1/40 (g)	1,000,000	1,010,286
New York 1.3%
Metropolitan Transportation Authority, Revenue Bonds (g)
Insured: AGM
0.584%, due 11/1/32	11,250,000	11,290,462
Insured: AGM
0.834%, due 11/1/32	7,500,000	7,601,065
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series F2, Insured: FHA 542 (C)
0.60%, due 5/1/61 (g)	5,000,000	4,967,792
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series 2005B-4A
0.414%, due 1/1/32 (g)	4,500,000	4,505,979
		28,365,298
Ohio 1.3%
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (g)
2.10%, due 7/1/28 (b)	4,000,000	4,135,130
2.10%, due 10/1/28 (b)	10,000,000	10,338,259
2.40%, due 12/1/38	6,210,000	6,501,268
2.50%, due 11/1/42 (b)	2,500,000	2,709,957
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series C
0.12%, due 1/15/51 (g)	3,500,000	3,500,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
77

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
Ohio (continued)
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
0.45%, due 1/1/52 (g)	$ 120,000	$ 120,131
		27,304,745
Pennsylvania 1.1%
County of Allegheny PA, Unlimited General Obligation
Series C, Insured: AGM
0.634%, due 11/1/26 (g)	960,000	963,914
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
0.63%, due 11/1/37 (g)	13,755,000	13,734,736
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp., Revenue Bonds
Series B
1.80%, due 2/15/27 (g)	330,000	333,614
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Revenue Bonds
Series A
0.45%, due 6/1/41 (b)(g)	3,000,000	3,000,879
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
0.688%, due 7/1/27 (g)	2,625,000	2,612,240
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
0.41%, due 2/15/24 (g)	2,000,000	2,008,395
		22,653,778
Texas 2.5%
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Revenue Bonds
Series A
0.708%, due 11/15/46 (g)	4,000,000	4,015,984
	Principal Amount	Value

Texas (continued)
Mission Economic Development Corp., Republic Services, Inc. Project, Revenue Bonds
Series A
0.20%, due 5/1/50 (b)(g)	$ 21,500,000	$ 21,500,000
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
0.767%, due 9/15/27 (g)	20,000,000	20,108,650
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
0.60%, due 9/15/27 (g)	7,640,000	7,710,756
		53,335,390
Virginia 0.1%
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds
1.70%, due 10/1/33 (g)	3,000,000	3,033,579
Washington 0.4%
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Revenue Bonds
1.10%, due 1/1/42 (g)	9,000,000	9,051,207
Wisconsin 0.7%
Public Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
0.20%, due 9/1/27 (b)(g)	12,000,000	12,000,000
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds
0.50%, due 8/15/54 (g)	3,500,000	3,502,008
		15,502,008
Total Short-Term Municipal Notes (Cost $307,592,276)		309,210,317
Total Municipal Bonds (Cost $1,991,975,857)		2,002,634,233

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
78	MainStay MacKay Short Term Municipal Fund

	Principal Amount	Value
Long-Term Bonds 0.1%
Corporate Bonds 0.1%
Entertainment 0.1%
Smithsonian Institution
0.895%, due 9/1/22	$ 825,000	$ 825,297
0.974%, due 9/1/23	800,000	799,473
		1,624,770
Healthcare-Services 0.0% ‡
Baptist Health Obligated Group
2.579%, due 12/1/22	350,000	356,584
2.679%, due 12/1/23	400,000	409,108
		765,692
Total Corporate Bonds (Cost $2,375,000)		2,390,462
Total Long-Term Bonds (Cost $2,375,000)		2,390,462

	Shares	Value
Closed-End Funds 1.0%
California 0.3%
Invesco California Value Municipal Income Trust, 1.10%, due 12/1/22 (c)(f)	5,000,000	5,000,000
North Carolina 0.7%
Invesco Municipal Income Opportunities Trust II, 1.10%, due 12/1/22 (c)(f)	15,000,000	15,000,000
Total Closed-End Funds (Cost $20,000,000)		20,000,000
Total Investments (Cost $2,014,350,857)	95.6%	2,025,024,695
Other Assets, Less Liabilities	4.4	94,008,950
Net Assets	100.0%	$ 2,119,033,645

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2021.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2021.
(e)	Delayed delivery security.
(f)	Floating rate—Rate shown was the rate in effect as of October 31, 2021.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
79

Portfolio of Investments October 31, 2021† (Unaudited) (continued)
Futures Contracts
As of October 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 5 Year Notes	(250)	December 2021	$ (30,831,481)	$ (30,437,500)	$ 393,981

1.	As of October 31, 2021, cash in the amount of $181,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHA—Federal Housing Administration
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
NATL-RE—National Public Finance Guarantee Corp.
PSF—Permanent School Fund
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
TCRS—Transferable Custodial Receipts
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
80	MainStay MacKay Short Term Municipal Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,693,423,916	$ —	$ 1,693,423,916
Short-Term Municipal Notes	—	309,210,317	—	309,210,317
Total Municipal Bonds	—	2,002,634,233	—	2,002,634,233
Long-Term Bonds
Corporate Bonds	—	2,390,462	—	2,390,462
Total Corporate Bonds	—	2,390,462	—	2,390,462
Closed-End Funds	—	20,000,000	—	20,000,000
Total Investments in Securities	—	2,025,024,695	—	2,025,024,695
Other Financial Instruments
Futures Contracts (b)	393,981	—	—	393,981
Total Other Financial Instruments	393,981	—	—	393,981
Total Investments in Securities and Other Financial Instruments	$ 393,981	$ 2,025,024,695	$ —	$ 2,025,418,676

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
81

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,014,350,857)	$2,025,024,695
Cash	91,751,920
Cash collateral on deposit at broker for futures contracts	181,250
Due from custodian	403,102
Receivables:
Interest	20,868,115
Fund shares sold	12,152,554
Investment securities sold	8,443,340
Variation margin on futures contracts	44,921
Other assets	233,616
Total assets	2,159,103,513
Liabilities
Payables:
Investment securities purchased	35,814,851
Fund shares redeemed	2,763,868
Manager (See Note 3)	598,535
Transfer agent (See Note 3)	163,527
NYLIFE Distributors (See Note 3)	133,916
Professional fees	98,609
Shareholder communication	25,674
Trustees	17,341
Accrued expenses	22,152
Distributions payable	431,395
Total liabilities	40,069,868
Net assets	$2,119,033,645
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$ 218,695
Additional paid-in-capital	2,112,312,660
2,112,531,355
Total distributable earnings (loss)	6,502,290
Net assets	$2,119,033,645
Class A
Net assets applicable to outstanding shares	$ 496,696,372
Shares of beneficial interest outstanding	51,261,968
Net asset value per share outstanding	$ 9.69
Maximum sales charge (1.00% of offering price)	0.10
Maximum offering price per share outstanding	$ 9.79
Class A2
Net assets applicable to outstanding shares	$ 134,584,480
Shares of beneficial interest outstanding	13,874,340
Net asset value and offering price per share outstanding	$ 9.70
Investor Class
Net assets applicable to outstanding shares	$ 3,252,359
Shares of beneficial interest outstanding	334,642
Net asset value per share outstanding	$ 9.72
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$ 9.77
Class I
Net assets applicable to outstanding shares	$1,484,500,434
Shares of beneficial interest outstanding	153,224,078
Net asset value and offering price per share outstanding	$ 9.69

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
82	MainStay MacKay Short Term Municipal Fund

Statement of Operations for the six months ended October 31, 2021 (Unaudited)
Investment Income (Loss)
Income
Interest	$10,444,677
Other	9
Total income	10,444,686
Expenses
Manager (See Note 3)	3,487,545
Distribution/Service—Class A (See Note 3)	615,109
Distribution/Service—Class A2 (See Note 3)	141,885
Distribution/Service—Investor Class (See Note 3)	4,336
Transfer agent (See Note 3)	331,592
Registration	185,605
Professional fees	143,908
Custodian	47,693
Trustees	44,278
Shareholder communication	22,335
Insurance	3,422
Miscellaneous	66,109
Total expenses before waiver/reimbursement	5,093,817
Expense waiver/reimbursement from Manager (See Note 3)	(157,508)
Net expenses	4,936,309
Net investment income (loss)	5,508,377
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	36,373
Futures transactions	(166,262)
Net realized gain (loss)	(129,889)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,710,782)
Futures contracts	443,359
Net change in unrealized appreciation (depreciation)	(8,267,423)
Net realized and unrealized gain (loss)	(8,397,312)
Net increase (decrease) in net assets resulting from operations	$ (2,888,935)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
83

Statements of Changes in Net Assets
for the six months ended October 31, 2021 (Unaudited) and the year ended April 30, 2021
	2021	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 5,508,377	$ 11,910,648
Net realized gain (loss)	(129,889)	830,757
Net change in unrealized appreciation (depreciation)	(8,267,423)	19,220,395
Net increase (decrease) in net assets resulting from operations	(2,888,935)	31,961,800
Distributions to shareholders:
Class A	(1,276,196)	(2,799,815)
Class A2	(291,662)	(186,957)
Investor Class	(4,823)	(21,980)
Class I	(5,692,554)	(10,811,576)
Total distributions to shareholders	(7,265,235)	(13,820,328)
Capital share transactions:
Net proceeds from sales of shares	826,023,711	2,295,244,028
Net asset value of shares issued to shareholder in reinvestment of distributions	4,626,290	8,017,943
Cost of shares redeemed	(697,416,117)	(894,414,936)
Increase (decrease) in net assets derived from capital share transactions	133,233,884	1,408,847,035
Net increase (decrease) in net assets	123,079,714	1,426,988,507
Net Assets
Beginning of period	1,995,953,931	568,965,424
End of period	$2,119,033,645	$1,995,953,931
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
84	MainStay MacKay Short Term Municipal Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,
Class A		2021	2020	2019	2018	2017
Net asset value at beginning of period	$ 9.73	$ 9.54	$ 9.58	$ 9.51	$ 9.56	$ 9.61
Net investment income (loss) (a)	0.02	0.06	0.13	0.12	0.10	0.08
Net realized and unrealized gain (loss)	(0.03)	0.21	(0.03)	0.07	(0.05)	(0.05)
Total from investment operations	(0.01)	0.27	0.10	0.19	0.05	0.03
Less distributions:
From net investment income	(0.03)	(0.08)	(0.14)	(0.12)	(0.10)	(0.08)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.03)	(0.08)	(0.14)	(0.12)	(0.10)	(0.08)
Net asset value at end of period	$ 9.69	$ 9.73	$ 9.54	$ 9.58	$ 9.51	$ 9.56
Total investment return (b)	(0.15)%	2.85%	1.05%	2.04%(c)	0.54%	0.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.35%††	0.63%	1.30%	1.28%	1.06%	0.79%
Net expenses	0.67%††	0.65%	0.69%	0.71%	0.80%	0.80%
Expenses (before waiver/reimbursement)	0.67%††	0.65%	0.70%	0.71%	0.84%	0.84%
Portfolio turnover rate	21%(d)	28%(d)	94%(d)	96%	69%	85%
Net assets at end of period (in 000’s)	$ 496,696	$ 503,769	$ 152,614	$ 113,023	$ 98,982	$ 147,029

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended October 31, 2021*	September 30, 2020^ through April 30, 2021
Class A2
Net asset value at beginning of period	$ 9.75	$ 9.70**
Net investment income (loss) (a)	0.02	0.02
Net realized and unrealized gain (loss)	(0.04)	0.07
Total from investment operations	(0.02)	0.09
Less distributions:
From net investment income	(0.03)	(0.04)
Net asset value at end of period	$ 9.70	$ 9.75
Total investment return (b)	(0.25)%	0.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.34%	0.40%
Net expenses††	0.67%	0.65%
Portfolio turnover rate (c)	21%	28%
Net assets at end of period (in 000's)	$ 134,584	$ 88,248

*	Unaudited.
**	Based on the net asset value of Class A as of September 30, 2020.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
85

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2021*	Year Ended April 30,
Investor Class		2021	2020	2019	2018	2017
Net asset value at beginning of period	$ 9.76	$ 9.57	$ 9.61	$ 9.54	$ 9.59	$ 9.64
Net investment income (loss) (a)	0.01	0.04	0.09	0.08	0.06	0.04
Net realized and unrealized gain (loss)	(0.04)	0.20	(0.02)	0.07	(0.05)	(0.05)
Total from investment operations	(0.03)	0.24	0.07	0.15	0.01	(0.01)
Less distributions:
From net investment income	(0.01)	(0.05)	(0.11)	(0.08)	(0.06)	(0.04)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.01)	(0.05)	(0.11)	(0.08)	(0.06)	(0.04)
Net asset value at end of period	$ 9.72	$ 9.76	$ 9.57	$ 9.61	$ 9.54	$ 9.59
Total investment return (b)	(0.27)%	2.64%	0.61%	1.56%	0.08%	(0.09)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.14%††	0.41%	0.98%	0.81%	0.60%	0.42%
Net expenses	0.88%††	0.98%	1.09%	1.18%	1.26%	1.17%
Expenses (before waiver/reimbursement)	1.23%††	1.25%	1.28%	1.30%	1.36%	1.22%
Portfolio turnover rate	21%(c)	28%(c)	94%(c)	96%	69%	85%
Net assets at end of period (in 000's)	$ 3,252	$ 3,608	$ 4,158	$ 3,834	$ 3,366	$ 3,639

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended October 31, 2021*	Year Ended April 30,
Class I		2021	2020	2019	2018	2017
Net asset value at beginning of period	$ 9.73	$ 9.54	$ 9.58	$ 9.51	$ 9.56	$ 9.61
Net investment income (loss) (a)	0.03	0.09	0.15	0.15	0.13	0.10
Net realized and unrealized gain (loss)	(0.03)	0.21	(0.02)	0.07	(0.05)	(0.05)
Total from investment operations	0.00	0.30	0.13	0.22	0.08	0.05
Less distributions:
From net investment income	(0.04)	(0.11)	(0.17)	(0.15)	(0.13)	(0.10)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.04)	(0.11)	(0.17)	(0.15)	(0.13)	(0.10)
Net asset value at end of period	$ 9.69	$ 9.73	$ 9.54	$ 9.58	$ 9.51	$ 9.56
Total investment return (b)	(0.01)%	3.12%	1.34%	2.34%	0.84%	0.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.62%††	0.89%	1.58%	1.61%	1.36%	1.04%
Net expenses	0.40%††	0.40%	0.40%	0.40%	0.50%	0.54%
Expenses (before waiver/reimbursement)	0.42%††	0.40%	0.45%	0.45%	0.59%	0.59%
Portfolio turnover rate	21%(c)	28%(c)	94%(c)	96%	69%	85%
Net assets at end of period (in 000’s)	$ 1,484,500	$ 1,400,328	$ 412,193	$ 337,116	$ 157,945	$ 164,798

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
86	MainStay MacKay Short Term Municipal Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-three funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay MacKay Short Term Municipal Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Class A2	September 30, 2020
Investor Class	February 28, 2008
Class I	January 2, 1991
Class R6	N/A*
SIMPLE Class	N/A*

*	Class R6 shares were registered for sale effective as of February 28, 2017 and SIMPLE Class shares were registered for sale effective as of August 31, 2020 but have not yet commenced operations.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class A2 shares are offered at NAV without an initial sales charge, although a 0.50% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class A2 shares. Class I shares are offered at NAV without a sales charge. Class R6 shares are currently expected to be offered at NAV without a sales charge. SIMPLE Class shares are currently expected to be offered at NAV without a sales charge. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
The Board of Trustees of the Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

87

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2021, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of October 31, 2021 were fair valued in such a manner.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

88	MainStay MacKay Short Term Municipal Fund

In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract.
89

Notes to Financial Statements (Unaudited) (continued)
Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund. Open futures contracts as of October 31, 2021, are shown in the Portfolio of Investments.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2021, are shown in the Portfolio of Investments.
(I) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(J) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse due to economic challenges posed by COVID-19. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. On May 3, 2017, the Commonwealth of Puerto Rico (the "Commonwealth") began proceedings pursuant to the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) to seek bankruptcy-type protections from approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. In addition, the economic downturn following the outbreak of COVID-19 and the resulting pressure on Puerto Rico’s budget have further contributed to its financial challenges. The federal government has passed certain relief packages, such as the Coronavirus Aid, Relief, and Economic Security Act and the American Rescue Plan, which include more than $5 billion in disaster relief funds for the U.S. territories, including Puerto Rico. However, there can be no assurances that the federal funds allocated to the Commonwealth will be sufficient to address the economic challenges arising from COVID-19. Puerto Rico has reached agreements with the majority of its bondholders relating to restructuring of the Commonwealth Employee Retirement System, Commonwealth of Puerto Rico, Public Building Authority, Convention Center, Highway Authority, and Infrastructure Financing Authority. Under the terms of these agreements, amounts due to bondholders, including the Fund, may be substantially lower than the original investment. Any agreement to restructure such outstanding debt must be approved by the judge overseeing the debt restructuring. Puerto Rico’s debt restructuring process and other economic, political, social, environmental or health factors or developments could occur rapidly and may significantly affect the value of municipal securities of Puerto Rico. Due to the ongoing budget impact from COVID-19 on the Commonwealth’s finances, the Federal Oversight and Management Board for Puerto Rico or the Commonwealth itself could seek to revise or even terminate earlier agreements reached with certain creditors prior to the outbreak of COVID-19. Any agreement between the Federal Oversight and Management Board and creditors is subject to approval by the judge overseeing the Title III proceedings. The composition of the Federal

90	MainStay MacKay Short Term Municipal Fund

Oversight and Management Board has changed significantly during the past year due to existing members either stepping down or being replaced following the expiration of a member's term. There is no assurance that board members will approve the restructuring agreements the prior board had negotiated.
The Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance). The bond insurance provider pays both principal and interest when due to the bond holder. The magnitude of Puerto Rico’s debt restructuring or other adverse economic developments could pose significant strains on the ability of municipal securities insurers to meet all future claims. As of October 31, 2021, 100.0% of the Puerto Rico municipal securities held by the Fund were insured.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2021:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$393,981	$393,981
Total Fair Value	$393,981	$393,981

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended October 31, 2021:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Contracts	$(166,262)	$(166,262)
Total Net Realized Gain (Loss)	$(166,262)	$(166,262)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$443,359	$443,359
Total Net Change in Unrealized Appreciation (Depreciation)	$443,359	$443,359

Average Notional Amount	Total
Futures Contracts Short (a)	$(30,830,729)

(a)	Average for the period futures contracts were open during the year.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective August 31, 2021, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on assets up to $1 billion; and 0.33% on assets from $1 billion up to $5 billion; and 0.32% on assets over $5 billion. During the six-month period ended October 31, 2021, the effective management fee rate was 0.34% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
91

Notes to Financial Statements (Unaudited) (continued)
Prior to August 31, 2021, pursuant to the Management Agreement, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on assets up to $1 billion; and 0.33% on assets over $1 billion.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.70%, Class A2, 0.70% and Class I, 0.40%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class shares. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed 0.70% of its average daily net assets for Class A2 shares. This agreement will remain in effect until August 31, 2022.
During the six-month period ended October 31, 2021, New York Life Investments earned fees from the Fund in the amount of $3,487,545 and waived fees and/or reimbursed expenses in the amount of $158,292 and paid the Subadvisor fees in the amount of $1,664,627.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Class A2 and Investor Class Plans, the Distributor receives a monthly fee from Class A, Class A2 and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A, Class A2 and Investor Class shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A, Class A2 and Investor Class shares during the six-month period ended October 31, 2021, were $4,328, $38 and $48, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class A2 shares during the six-month period ended October 31, 2021, of $61,414 and $11,772.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with DST Asset Manager Solutions, Inc. ("DST"), pursuant to which DST performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2021, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$ 77,435	$ —
Class A2	17,474	—
Investor Class	10,290	(4,219)
Class I	226,393	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations.

92	MainStay MacKay Short Term Municipal Fund

This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2021, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$16,448,939	3.3%
Class A2	25,150	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2021, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,016,458,494	$12,838,388	$(4,272,187)	$8,566,201
As of April 30, 2021, for federal income tax purposes, capital loss carryforwards of $569,964 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$59,217	$510,747
During the year ended April 30, 2021, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2021
Distributions paid from:
Ordinary Income	$ 1,542,687
Exempt Interest Dividends	12,277,641
Total	$13,820,328
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 27, 2021, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate or the one-month London Interbank Offered Rate ("LIBOR"), whichever is higher. The Credit Agreement expires on July 26, 2022, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 27, 2021, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2021, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2021, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2021, purchases and sales of securities, other than short-term securities, were $544,282 and $399,367, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended October 31, 2021, such purchases were $9,501.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2021 and the year ended April 30, 2021, were as follows:
93

Notes to Financial Statements (Unaudited) (continued)
Class A	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	17,439,665	$ 169,770,609
Shares issued to shareholders in reinvestment of distributions	81,692	794,866
Shares redeemed	(18,026,791)	(175,450,367)
Net increase (decrease) in shares outstanding before conversion	(505,434)	(4,884,892)
Shares converted into Class A (See Note 1)	17,242	167,764
Net increase (decrease)	(488,192)	$ (4,717,128)
Year ended April 30, 2021:
Shares sold	55,435,393	$ 537,590,830
Shares issued to shareholders in reinvestment of distributions	191,613	1,858,325
Shares redeemed	(19,979,365)	(194,022,412)
Net increase (decrease) in shares outstanding before conversion	35,647,641	345,426,743
Shares converted into Class A (See Note 1)	108,609	1,052,998
Shares converted from Class A (See Note 1)	(359)	(3,489)
Net increase (decrease)	35,755,891	$ 346,476,252

Class A2	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	6,692,244	$ 65,257,183
Shares issued to shareholders in reinvestment of distributions	29,923	291,371
Shares redeemed	(1,902,679)	(18,548,479)
Net increase (decrease)	4,819,488	$ 47,000,075
Year ended April 30, 2021:
Shares sold	9,675,519	$ 94,128,477
Shares issued to shareholders in reinvestment of distributions	19,140	186,379
Shares redeemed	(639,807)	(6,236,428)
Net increase (decrease)	9,054,852	$ 88,078,428

Investor Class	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	59,560	$ 581,369
Shares issued to shareholders in reinvestment of distributions	482	4,709
Shares redeemed	(77,741)	(759,129)
Net increase (decrease) in shares outstanding before conversion	(17,699)	(173,051)
Shares converted from Investor Class (See Note 1)	(17,189)	(167,764)
Net increase (decrease)	(34,888)	$ (340,815)
Year ended April 30, 2021:
Shares sold	236,452	$ 2,296,983
Shares issued to shareholders in reinvestment of distributions	2,190	21,279
Shares redeemed	(195,773)	(1,902,517)
Net increase (decrease) in shares outstanding before conversion	42,869	415,745
Shares converted into Investor Class (See Note 1)	358	3,489
Shares converted from Investor Class (See Note 1)	(108,281)	(1,052,998)
Net increase (decrease)	(65,054)	$ (633,764)

Class I	Shares	Amount
Six-month period ended October 31, 2021:
Shares sold	60,644,736	$ 590,414,550
Shares issued to shareholders in reinvestment of distributions	363,434	3,535,344
Shares redeemed	(51,647,228)	(502,658,142)
Net increase (decrease)	9,360,942	$ 91,291,752
Year ended April 30, 2021:
Shares sold	171,313,052	$1,661,227,738
Shares issued to shareholders in reinvestment of distributions	613,419	5,951,960
Shares redeemed	(71,268,307)	(692,253,579)
Net increase (decrease)	100,658,164	$ 974,926,119
Note 10–Other Matters
An outbreak of COVID-19, first detected in December 2019, has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The continued impact of COVID-19 and related new variants is uncertain and could further adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. Developments that disrupt global economies and financial markets, such as COVID-19, may magnify factors that affect the Fund's performance.

94	MainStay MacKay Short Term Municipal Fund

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2021, events and transactions subsequent to October 31, 2021, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
95

Proxy Voting Record
The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting the MainStay Funds’ website at newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
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MainStay Funds
Equity
U.S. Equity
MainStay Epoch U.S. Equity Yield Fund
MainStay MacKay S&P 500 Index Fund
MainStay Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund
MainStay WMC Growth Fund
MainStay WMC Small Companies Fund
MainStay WMC Value Fund
International Equity
MainStay Epoch International Choice Fund
MainStay MacKay International Equity Fund
MainStay WMC International Research Equity Fund
Emerging Markets Equity
MainStay Candriam Emerging Markets Equity Fund
Global Equity
MainStay Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund
Fixed Income
Taxable Income
MainStay Candriam Emerging Markets Debt Fund
MainStay Floating Rate Fund
MainStay MacKay High Yield Corporate Bond Fund
MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Strategic Bond Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Short Term Bond Fund
Tax-Exempt Income
MainStay MacKay California Tax Free Opportunities Fund1
MainStay MacKay High Yield Municipal Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund2
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Strategic Municipal Allocation Fund3
MainStay MacKay Tax Free Bond Fund
Money Market
MainStay Money Market Fund
Mixed Asset
MainStay Balanced Fund
MainStay Income Builder Fund
MainStay MacKay Convertible Fund
Speciality
MainStay CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund
MainStay Cushing MLP Premier Fund
Asset Allocation
MainStay Conservative Allocation Fund
MainStay Conservative ETF Allocation Fund
MainStay Defensive ETF Allocation Fund
MainStay Equity Allocation Fund
MainStay Equity ETF Allocation Fund
MainStay ESG Multi-Asset Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth ETF Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund

Manager
New York Life Investment Management LLC
New York, New York
Subadvisors
Candriam Belgium S.A.4
Brussels, Belgium
Candriam Luxembourg S.C.A.4
Strassen, Luxembourg
CBRE Investment Management Listed Real Assets LLC
Radnor, Pennsylvania
Cushing Asset Management, LP
Dallas, Texas
Epoch Investment Partners, Inc.
New York, New York
MacKay Shields LLC4
New York, New York
NYL Investors LLC4
New York, New York
Wellington Management Company LLP
Boston, Massachusetts
Winslow Capital Management, LLC
Minneapolis, Minnesota
Legal Counsel
Dechert LLP
Washington, District of Columbia
Independent Registered Public Accounting Firm
KPMG LLP
Philadelphia, Pennsylvania
Distributor
NYLIFE Distributors LLC4
Jersey City, New Jersey
Custodian
JPMorgan Chase Bank, N.A.
New York, New York

  1.
This Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I shares only).
2.	This Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.
3.	Prior to November 30, 2021, the Fund's name was formerly MainStay MacKay Intermediate Tax Free Bond Fund.
4.	An affiliate of New York Life Investment Management LLC.
Not part of the Semiannual Report

For more information
800-624-6782
newyorklifeinvestments.com
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. The MainStay Funds® are managed by New York Life Investment Management LLC and distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a Member FINRA/SIPC.
©2021 NYLIFE Distributors LLC. All rights reserved.
1716479MS180-21	MSSTM10-12/21
(NYLIM) NL230

Item 2. Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 7, 2022

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	January 7, 2022

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.